UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024—August 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Explorer Value™ Fund Investor Shares - VEVFX

Russell 1000 Index Fund ETF Shares - VONE

Russell 1000 Index Fund Institutional Shares - VRNIX

Russell 1000 Value Index Fund ETF Shares - VONV

Russell 1000 Value Index Fund Institutional Shares - VRVIX

Russell 1000 Growth Index Fund ETF Shares - VONG

Russell 1000 Growth Index Fund Institutional Shares - VRGWX

Russell 2000 Index Fund ETF Shares - VTWO

Russell 2000 Index Fund Institutional Shares - VRTIX

Russell 2000 Value Index Fund ETF Shares - VTWV

Russell 2000 Value Index Fund Institutional Shares - VRTVX

Russell 2000 Growth Index Fund ETF Shares - VTWG

Russell 2000 Growth Index Fund Institutional Shares - VRTGX

Russell 3000 Index Fund ETF Shares - VTHR

Russell 3000 Index Fund Institutional Shares - VRTTX

Vanguard Explorer Value™ Fund

Investor Shares (VEVFX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Explorer Value™ Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$56	0.54%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Nine of the benchmark’s 11 industry sectors posted gains. The small utilities sector and the much larger financials sector were the standout performers, each gaining more than 20%. Only health care and real estate finished in negative territory.

  The Fund’s security selection in energy, information technology, and communication services detracted the most from relative performance. Selection in consumer discretionary and industrials contributed the most.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	Investor Shares	Russell 2500 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,575	$10,391	$10,527
2016	$9,460	$9,407	$9,725
2016	$10,593	$10,629	$10,660
2016	$11,141	$11,279	$11,134
2016	$11,847	$12,069	$11,394
2017	$12,290	$12,714	$12,278
2017	$12,311	$12,328	$12,542
2017	$12,438	$12,533	$12,920
2017	$13,589	$13,645	$13,933
2018	$13,385	$13,191	$14,271
2018	$14,329	$14,035	$14,435
2018	$15,187	$14,717	$15,538
2018	$13,366	$13,498	$14,699
2019	$13,674	$13,765	$14,984
2019	$13,062	$12,997	$14,784
2019	$13,653	$13,250	$15,729
2019	$14,595	$14,401	$16,958
2020	$13,078	$12,917	$15,998
2020	$11,403	$11,480	$16,456
2020	$12,545	$12,592	$19,065
2020	$14,419	$14,547	$20,169
2021	$17,641	$17,318	$21,678
2021	$19,569	$19,343	$23,691
2021	$19,306	$19,204	$25,417
2021	$19,023	$18,898	$25,511
2022	$19,484	$19,179	$24,265
2022	$18,567	$18,605	$22,745
2022	$17,366	$17,603	$21,926
2022	$18,380	$18,372	$22,640
2023	$18,630	$18,469	$22,267
2023	$16,758	$16,794	$23,182
2023	$18,657	$18,614	$25,160
2023	$18,062	$18,138	$25,498
2024	$20,311	$20,260	$28,635
2024	$21,144	$20,761	$29,599
2024	$22,546	$21,990	$31,744
2024	$24,573	$23,963	$34,310
2025	$22,356	$22,150	$33,647
2025	$21,093	$21,501	$33,451
2025	$24,079	$24,063	$36,784

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	6.80%	13.93%	9.19%
Russell 2500 Value Index	9.43%	13.83%	9.18%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$1,026
Number of Portfolio Holdings	178
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$3,369

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Communication Services	3.9%
Consumer Discretionary	17.3%
Consumer Staples	1.8%
Energy	2.7%
Financials	25.1%
Health Care	6.6%
Industrials	16.6%
Information Technology	8.2%
Materials	4.5%
Other	0.8%
Real Estate	7.2%
Utilities	1.8%
Other Assets and Liabilities—Net	3.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1690

Vanguard Russell 1000 Index Fund

ETF Shares (VONE) Nasdaq

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, 10 of the 11 sectors posted positive returns. Technology was a standout, and consumer discretionary, financials, and industrials were also strong contributors. Health care was the lone detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 1000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,545	$10,548	$10,527
2016	$9,790	$9,797	$9,725
2016	$10,695	$10,721	$10,660
2016	$11,141	$11,169	$11,134
2016	$11,360	$11,392	$11,394
2017	$12,259	$12,298	$12,278
2017	$12,551	$12,595	$12,542
2017	$12,926	$12,974	$12,920
2017	$13,911	$13,968	$13,933
2018	$14,289	$14,352	$14,271
2018	$14,367	$14,433	$14,435
2018	$15,469	$15,545	$15,538
2018	$14,719	$14,795	$14,699
2019	$14,989	$15,068	$14,984
2019	$14,854	$14,933	$14,784
2019	$15,848	$15,933	$15,729
2019	$17,085	$17,178	$16,958
2020	$16,154	$16,247	$15,998
2020	$16,704	$16,805	$16,456
2020	$19,396	$19,518	$19,065
2020	$20,381	$20,512	$20,169
2021	$21,676	$21,817	$21,678
2021	$23,813	$23,975	$23,691
2021	$25,629	$25,812	$25,417
2021	$25,797	$25,982	$25,511
2022	$24,631	$24,810	$24,265
2022	$23,150	$23,326	$22,745
2022	$22,293	$22,466	$21,926
2022	$23,030	$23,214	$22,640
2023	$22,592	$22,774	$22,267
2023	$23,701	$23,897	$23,182
2023	$25,713	$25,926	$25,160
2023	$26,150	$26,363	$25,498
2024	$29,319	$29,565	$28,635
2024	$30,331	$30,590	$29,599
2024	$32,539	$32,822	$31,744
2024	$35,120	$35,433	$34,310
2025	$34,605	$34,919	$33,647
2025	$34,472	$34,790	$33,451
2025	$37,795	$38,151	$36,784

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.16%	14.27%	14.22%
ETF Shares Market Price	16.18%	14.27%	14.22%
Russell 1000 Index	16.24%	14.34%	14.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$9,377
Number of Portfolio Holdings	1,014
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$162

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	1.5%
Consumer Discretionary	14.9%
Consumer Staples	3.9%
Energy	3.1%
Financials	11.4%
Health Care	8.6%
Industrials	12.4%
Real Estate	2.3%
Technology	37.3%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3348

Vanguard Russell 1000 Index Fund

Institutional Shares (VRNIX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, 10 of the 11 sectors posted positive returns. Technology was a standout, and consumer discretionary, financials, and industrials were also strong contributors. Health care was the lone detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	Russell 1000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,273,266	$5,273,781	$5,263,310
2016	$4,896,249	$4,898,472	$4,862,271
2016	$5,350,155	$5,360,454	$5,330,086
2016	$5,573,400	$5,584,668	$5,566,956
2016	$5,683,387	$5,696,146	$5,696,791
2017	$6,133,829	$6,148,998	$6,139,035
2017	$6,280,311	$6,297,288	$6,271,171
2017	$6,468,619	$6,487,066	$6,460,244
2017	$6,962,426	$6,983,841	$6,966,368
2018	$7,152,458	$7,175,846	$7,135,563
2018	$7,191,468	$7,216,429	$7,217,365
2018	$7,744,243	$7,772,659	$7,769,068
2018	$7,369,270	$7,397,609	$7,349,338
2019	$7,505,279	$7,534,077	$7,491,958
2019	$7,437,443	$7,466,608	$7,392,231
2019	$7,934,174	$7,966,262	$7,864,617
2019	$8,553,310	$8,588,871	$8,479,175
2020	$8,088,537	$8,123,537	$7,999,072
2020	$8,366,749	$8,402,747	$8,228,036
2020	$9,715,646	$9,758,763	$9,532,304
2020	$10,209,178	$10,255,838	$10,084,262
2021	$10,858,242	$10,908,606	$10,838,953
2021	$11,929,921	$11,987,499	$11,845,701
2021	$12,840,427	$12,906,166	$12,708,302
2021	$12,924,859	$12,991,083	$12,755,471
2022	$12,340,062	$12,405,164	$12,132,385
2022	$11,599,206	$11,662,907	$11,372,689
2022	$11,169,970	$11,232,916	$10,963,202
2022	$11,540,045	$11,606,763	$11,320,075
2023	$11,320,056	$11,387,204	$11,133,442
2023	$11,876,499	$11,948,374	$11,591,118
2023	$12,884,200	$12,963,174	$12,579,945
2023	$13,102,758	$13,181,284	$12,749,059
2024	$14,691,670	$14,782,252	$14,317,568
2024	$15,198,694	$15,294,782	$14,799,300
2024	$16,305,321	$16,410,929	$15,872,098
2024	$17,599,117	$17,716,274	$17,154,811
2025	$17,341,455	$17,459,741	$16,823,717
2025	$17,275,516	$17,395,216	$16,725,726
2025	$18,941,370	$19,075,472	$18,392,058

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	16.17%	14.28%	14.25%
Russell 1000 Index	16.24%	14.34%	14.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$9,377
Number of Portfolio Holdings	1,014
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$162

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	1.5%
Consumer Discretionary	14.9%
Consumer Staples	3.9%
Energy	3.1%
Financials	11.4%
Health Care	8.6%
Industrials	12.4%
Real Estate	2.3%
Technology	37.3%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1848

Vanguard Russell 1000 Value Index Fund

ETF Shares (VONV) Nasdaq

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, 10 of the 11 sectors posted positive returns. Financials were a standout, and industrials, consumer discretionary, and technology were also strong contributors. Health care was the lone detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,469	$10,470	$10,527
2016	$9,709	$9,713	$9,725
2016	$10,774	$10,796	$10,660
2016	$11,265	$11,292	$11,134
2016	$11,696	$11,728	$11,394
2017	$12,505	$12,542	$12,278
2017	$12,339	$12,379	$12,542
2017	$12,556	$12,600	$12,920
2017	$13,417	$13,467	$13,933
2018	$13,460	$13,514	$14,271
2018	$13,344	$13,399	$14,435
2018	$14,108	$14,171	$15,538
2018	$13,800	$13,866	$14,699
2019	$13,877	$13,941	$14,984
2019	$13,531	$13,594	$14,784
2019	$14,193	$14,258	$15,729
2019	$15,364	$15,436	$16,958
2020	$13,948	$14,017	$15,998
2020	$13,300	$13,371	$16,456
2020	$14,299	$14,378	$19,065
2020	$15,611	$15,702	$20,169
2021	$17,029	$17,131	$21,678
2021	$19,184	$19,305	$23,691
2021	$19,493	$19,618	$25,417
2021	$19,069	$19,195	$25,511
2022	$19,563	$19,700	$24,265
2022	$19,343	$19,485	$22,745
2022	$18,260	$18,397	$21,926
2022	$19,507	$19,661	$22,640
2023	$18,998	$19,146	$22,267
2023	$18,452	$18,599	$23,182
2023	$19,821	$19,978	$25,160
2023	$19,769	$19,927	$25,498
2024	$21,651	$21,829	$28,635
2024	$22,450	$22,637	$29,599
2024	$23,996	$24,203	$31,744
2024	$25,595	$25,819	$34,310
2025	$25,045	$25,268	$33,647
2025	$24,432	$24,654	$33,451
2025	$26,222	$26,461	$36,784

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	9.27%	12.89%	10.12%
ETF Shares Market Price	9.30%	12.89%	10.12%
Russell 1000 Value Index	9.33%	12.97%	10.22%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$15,014
Number of Portfolio Holdings	879
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$264

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	2.9%
Consumer Discretionary	11.6%
Consumer Staples	6.5%
Energy	6.1%
Financials	20.9%
Health Care	11.3%
Industrials	16.2%
Real Estate	4.2%
Technology	11.8%
Telecommunications	3.6%
Utilities	4.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3349

Vanguard Russell 1000 Value Index Fund

Institutional Shares (VRVIX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, 10 of the 11 sectors posted positive returns. Financials were a standout, and industrials, consumer discretionary, and technology were also strong contributors. Health care was the lone detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,235,278	$5,234,885	$5,263,310
2016	$4,855,871	$4,856,396	$4,862,271
2016	$5,389,208	$5,398,153	$5,330,086
2016	$5,635,768	$5,646,127	$5,566,956
2016	$5,851,770	$5,863,981	$5,696,791
2017	$6,256,592	$6,270,876	$6,139,035
2017	$6,174,101	$6,189,275	$6,271,171
2017	$6,283,552	$6,299,810	$6,460,244
2017	$6,715,269	$6,733,556	$6,966,368
2018	$6,737,451	$6,757,138	$7,135,563
2018	$6,678,808	$6,699,723	$7,217,365
2018	$7,062,180	$7,085,342	$7,769,068
2018	$6,908,006	$6,932,756	$7,349,338
2019	$6,947,946	$6,970,656	$7,491,958
2019	$6,774,033	$6,796,762	$7,392,231
2019	$7,105,155	$7,129,065	$7,864,617
2019	$7,691,266	$7,718,075	$8,479,175
2020	$6,983,321	$7,008,278	$7,999,072
2020	$6,661,669	$6,685,346	$8,228,036
2020	$7,163,024	$7,188,972	$9,532,304
2020	$7,821,453	$7,851,093	$10,084,262
2021	$8,531,995	$8,565,585	$10,838,953
2021	$9,612,125	$9,652,517	$11,845,701
2021	$9,766,594	$9,808,986	$12,708,302
2021	$9,555,630	$9,597,716	$12,755,471
2022	$9,802,805	$9,849,884	$12,132,385
2022	$9,693,944	$9,742,462	$11,372,689
2022	$9,151,077	$9,198,359	$10,963,202
2022	$9,778,214	$9,830,377	$11,320,075
2023	$9,520,944	$9,573,103	$11,133,442
2023	$9,248,221	$9,299,537	$11,591,118
2023	$9,933,297	$9,988,873	$12,579,945
2023	$9,906,845	$9,963,591	$12,749,059
2024	$10,851,619	$10,914,703	$14,317,568
2024	$11,251,676	$11,318,620	$14,799,300
2024	$12,027,779	$12,101,478	$15,872,098
2024	$12,829,154	$12,909,298	$17,154,811
2025	$12,553,799	$12,634,133	$16,823,717
2025	$12,247,182	$12,327,060	$16,725,726
2025	$13,143,660	$13,230,266	$18,392,058

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	9.28%	12.91%	10.15%
Russell 1000 Value Index	9.33%	12.97%	10.22%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$15,014
Number of Portfolio Holdings	879
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$264

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	2.9%
Consumer Discretionary	11.6%
Consumer Staples	6.5%
Energy	6.1%
Financials	20.9%
Health Care	11.3%
Industrials	16.2%
Real Estate	4.2%
Technology	11.8%
Telecommunications	3.6%
Utilities	4.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1849

Vanguard Russell 1000 Growth Index Fund

ETF Shares (VONG) Nasdaq

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, seven of the 11 sectors posted positive returns. Technology was a standout, and consumer discretionary was also a strong contributor. Health care was the greatest detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,619	$10,622	$10,527
2016	$9,873	$9,878	$9,725
2016	$10,642	$10,650	$10,660
2016	$11,044	$11,054	$11,134
2016	$11,057	$11,070	$11,394
2017	$12,048	$12,066	$12,278
2017	$12,785	$12,809	$12,542
2017	$13,326	$13,355	$12,920
2017	$14,446	$14,480	$13,933
2018	$15,175	$15,217	$14,271
2018	$15,456	$15,502	$14,435
2018	$16,936	$16,992	$15,538
2018	$15,670	$15,724	$14,699
2019	$16,164	$16,224	$14,984
2019	$16,274	$16,338	$14,784
2019	$17,647	$17,718	$15,729
2019	$18,949	$19,028	$16,958
2020	$18,592	$18,675	$15,998
2020	$20,529	$20,627	$16,456
2020	$25,445	$25,574	$19,065
2020	$25,818	$25,953	$20,169
2021	$26,794	$26,940	$21,678
2021	$28,700	$28,862	$23,691
2021	$32,672	$32,869	$25,417
2021	$33,716	$33,921	$25,511
2022	$30,137	$30,321	$24,265
2022	$26,888	$27,058	$22,745
2022	$26,429	$26,605	$21,926
2022	$26,403	$26,581	$22,640
2023	$26,099	$26,276	$22,267
2023	$29,435	$29,641	$23,182
2023	$32,209	$32,441	$25,160
2023	$33,306	$33,537	$25,498
2024	$38,073	$38,344	$28,635
2024	$39,311	$39,601	$29,599
2024	$42,099	$42,418	$31,744
2024	$45,936	$46,295	$34,310
2025	$45,552	$45,916	$33,647
2025	$46,200	$46,580	$33,451
2025	$51,563	$51,995	$36,784

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	22.48%	15.17%	17.82%
ETF Shares Market Price	22.55%	15.17%	17.82%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$39,952
Number of Portfolio Holdings	393
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$691

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	0.3%
Consumer Discretionary	18.0%
Consumer Staples	1.4%
Energy	0.3%
Financials	2.5%
Health Care	6.2%
Industrials	8.5%
Real Estate	0.5%
Technology	61.0%
Telecommunications	0.6%
Utilities	0.6%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3350

Vanguard Russell 1000 Growth Index Fund

Institutional Shares (VRGWX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, seven of the 11 sectors posted positive returns. Technology was a standout, and consumer discretionary was also a strong contributor. Health care was the greatest detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,309,896	$5,311,055	$5,263,310
2016	$4,937,378	$4,938,857	$4,862,271
2016	$5,322,909	$5,325,241	$5,330,086
2016	$5,524,189	$5,527,104	$5,566,956
2016	$5,531,108	$5,534,920	$5,696,791
2017	$6,027,662	$6,032,851	$6,139,035
2017	$6,397,182	$6,404,510	$6,271,171
2017	$6,668,652	$6,677,622	$6,460,244
2017	$7,229,805	$7,240,012	$6,966,368
2018	$7,595,532	$7,608,284	$7,135,563
2018	$7,736,125	$7,750,961	$7,217,365
2018	$8,478,407	$8,495,759	$7,769,068
2018	$7,844,950	$7,861,874	$7,349,338
2019	$8,093,238	$8,112,067	$7,491,958
2019	$8,148,958	$8,169,029	$7,392,231
2019	$8,835,310	$8,858,812	$7,864,617
2019	$9,487,296	$9,513,821	$8,479,175
2020	$9,309,040	$9,337,586	$7,999,072
2020	$10,280,789	$10,313,600	$8,228,036
2020	$12,743,767	$12,786,856	$9,532,304
2020	$12,930,949	$12,976,697	$10,084,262
2021	$13,420,441	$13,469,963	$10,838,953
2021	$14,376,072	$14,431,201	$11,845,701
2021	$16,365,134	$16,434,336	$12,708,302
2021	$16,889,597	$16,960,732	$12,755,471
2022	$15,095,386	$15,160,418	$12,132,385
2022	$13,469,007	$13,529,040	$11,372,689
2022	$13,240,873	$13,302,570	$10,963,202
2022	$13,227,809	$13,290,494	$11,320,075
2023	$13,074,031	$13,138,036	$11,133,442
2023	$14,745,637	$14,820,636	$11,591,118
2023	$16,135,923	$16,220,639	$12,579,945
2023	$16,686,160	$16,768,376	$12,749,059
2024	$19,074,760	$19,172,178	$14,317,568
2024	$19,695,883	$19,800,582	$14,799,300
2024	$21,092,750	$21,208,964	$15,872,098
2024	$23,016,347	$23,147,565	$17,154,811
2025	$22,824,385	$22,958,245	$16,823,717
2025	$23,149,998	$23,289,793	$16,725,726
2025	$25,837,140	$25,997,406	$18,392,058

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	22.49%	15.18%	17.85%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$39,952
Number of Portfolio Holdings	393
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$691

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	0.3%
Consumer Discretionary	18.0%
Consumer Staples	1.4%
Energy	0.3%
Financials	2.5%
Health Care	6.2%
Industrials	8.5%
Real Estate	0.5%
Technology	61.0%
Telecommunications	0.6%
Utilities	0.6%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1850

Vanguard Russell 2000 Index Fund

ETF Shares (VTWO) Nasdaq

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, nine of the 11 sectors posted positive returns. The industrial sector was the strongest performer, followed by financials, technology, and basic materials. Health care was the greatest detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 2000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,370	$10,372	$10,527
2016	$8,986	$8,984	$9,725
2016	$10,078	$10,076	$10,660
2016	$10,862	$10,859	$11,134
2016	$11,628	$11,624	$11,394
2017	$12,233	$12,229	$12,278
2017	$12,134	$12,127	$12,542
2017	$12,485	$12,479	$12,920
2017	$13,765	$13,756	$13,933
2018	$13,523	$13,514	$14,271
2018	$14,658	$14,645	$14,435
2018	$15,668	$15,655	$15,538
2018	$13,847	$13,835	$14,699
2019	$14,282	$14,268	$14,984
2019	$13,338	$13,321	$14,784
2019	$13,657	$13,636	$15,729
2019	$14,901	$14,875	$16,958
2020	$13,593	$13,566	$15,998
2020	$12,889	$12,863	$16,456
2020	$14,492	$14,457	$19,065
2020	$16,945	$16,897	$20,169
2021	$20,546	$20,484	$21,678
2021	$21,228	$21,168	$23,691
2021	$21,325	$21,264	$25,417
2021	$20,678	$20,618	$25,511
2022	$19,303	$19,253	$24,265
2022	$17,634	$17,587	$22,745
2022	$17,512	$17,461	$21,926
2022	$17,989	$17,935	$22,640
2023	$18,159	$18,095	$22,267
2023	$16,826	$16,764	$23,182
2023	$18,345	$18,273	$25,160
2023	$17,545	$17,475	$25,498
2024	$19,992	$19,913	$28,635
2024	$20,219	$20,136	$29,599
2024	$21,738	$21,648	$31,744
2024	$23,942	$23,842	$34,310
2025	$21,334	$21,246	$33,647
2025	$20,462	$20,375	$33,451
2025	$23,522	$23,416	$36,784

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	8.21%	10.17%	8.93%
ETF Shares Market Price	8.32%	10.16%	8.93%
Russell 2000 Index	8.17%	10.13%	8.88%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$12,871
Number of Portfolio Holdings	2,002
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$257

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	3.7%
Consumer Discretionary	12.2%
Consumer Staples	2.0%
Energy	5.0%
Financials	18.4%
Health Care	15.4%
Industrials	18.9%
Other	0.0%
Real Estate	6.4%
Technology	12.0%
Telecommunications	2.2%
Utilities	3.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3351

Vanguard Russell 2000 Index Fund

Institutional Shares (VRTIX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, nine of the 11 sectors posted positive returns. The industrial sector was the strongest performer, followed by financials, technology, and basic materials. Health care was the greatest detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	Russell 2000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,186,193	$5,185,941	$5,263,310
2016	$4,495,154	$4,492,230	$4,862,271
2016	$5,041,859	$5,037,875	$5,330,086
2016	$5,434,537	$5,429,649	$5,566,956
2016	$5,818,923	$5,812,237	$5,696,791
2017	$6,122,481	$6,114,430	$6,139,035
2017	$6,074,300	$6,063,653	$6,271,171
2017	$6,251,293	$6,239,467	$6,460,244
2017	$6,893,751	$6,878,043	$6,966,368
2018	$6,773,601	$6,757,118	$7,135,563
2018	$7,343,108	$7,322,747	$7,217,365
2018	$7,850,499	$7,827,249	$7,769,068
2018	$6,939,232	$6,917,498	$7,349,338
2019	$7,157,663	$7,134,120	$7,491,958
2019	$6,684,528	$6,660,405	$7,392,231
2019	$6,843,570	$6,818,084	$7,864,617
2019	$7,466,282	$7,437,289	$8,479,175
2020	$6,811,936	$6,782,854	$7,999,072
2020	$6,459,755	$6,431,369	$8,228,036
2020	$7,264,235	$7,228,558	$9,532,304
2020	$8,493,584	$8,448,304	$10,084,262
2021	$10,299,985	$10,241,879	$10,838,953
2021	$10,642,164	$10,583,751	$11,845,701
2021	$10,691,993	$10,631,847	$12,708,302
2021	$10,367,415	$10,309,048	$12,755,471
2022	$9,678,725	$9,626,356	$12,132,385
2022	$8,841,704	$8,793,495	$11,372,689
2022	$8,780,770	$8,730,471	$10,963,202
2022	$9,021,729	$8,967,478	$11,320,075
2023	$9,105,578	$9,047,323	$11,133,442
2023	$8,437,590	$8,382,013	$11,591,118
2023	$9,199,081	$9,136,590	$12,579,945
2023	$8,798,545	$8,737,462	$12,749,059
2024	$10,026,878	$9,956,521	$14,317,568
2024	$10,140,543	$10,068,060	$14,799,300
2024	$10,903,474	$10,824,222	$15,872,098
2024	$12,009,362	$11,920,822	$17,154,811
2025	$10,701,720	$10,622,763	$16,823,717
2025	$10,264,505	$10,187,411	$16,725,726
2025	$11,800,060	$11,708,174	$18,392,058

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	8.22%	10.19%	8.97%
Russell 2000 Index	8.17%	10.13%	8.88%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$12,871
Number of Portfolio Holdings	2,002
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$257

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	3.7%
Consumer Discretionary	12.2%
Consumer Staples	2.0%
Energy	5.0%
Financials	18.4%
Health Care	15.4%
Industrials	18.9%
Other	0.0%
Real Estate	6.4%
Technology	12.0%
Telecommunications	2.2%
Utilities	3.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1851

Vanguard Russell 2000 Value Index Fund

ETF Shares (VTWV) Nasdaq

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12	0.12%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, eight of the 11 sectors posted positive returns. The strongest contributors were financials, telecommunications, and industrials. Health care was the greatest detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 2000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,479	$10,484	$10,527
2016	$9,321	$9,327	$9,725
2016	$10,493	$10,504	$10,660
2016	$11,362	$11,380	$11,134
2016	$12,544	$12,565	$11,394
2017	$13,155	$13,178	$12,278
2017	$12,687	$12,710	$12,542
2017	$12,886	$12,912	$12,920
2017	$14,211	$14,245	$13,933
2018	$13,539	$13,569	$14,271
2018	$14,752	$14,788	$14,435
2018	$15,458	$15,501	$15,538
2018	$13,941	$13,985	$14,699
2019	$14,125	$14,169	$14,984
2019	$13,072	$13,115	$14,784
2019	$13,150	$13,193	$15,729
2019	$14,491	$14,538	$16,958
2020	$12,810	$12,853	$15,998
2020	$11,156	$11,188	$16,456
2020	$12,355	$12,382	$19,065
2020	$14,554	$14,589	$20,169
2021	$18,085	$18,130	$21,678
2021	$20,010	$20,069	$23,691
2021	$19,686	$19,749	$25,417
2021	$19,338	$19,405	$25,511
2022	$19,257	$19,333	$24,265
2022	$18,451	$18,531	$22,745
2022	$17,662	$17,738	$21,926
2022	$18,400	$18,484	$22,640
2023	$18,408	$18,483	$22,267
2023	$16,334	$16,401	$23,182
2023	$18,050	$18,123	$25,160
2023	$17,537	$17,609	$25,498
2024	$19,435	$19,519	$28,635
2024	$19,878	$19,969	$29,599
2024	$21,509	$21,611	$31,744
2024	$23,226	$23,340	$34,310
2025	$20,893	$20,999	$33,647
2025	$19,646	$19,742	$33,451
2025	$22,759	$22,871	$36,784

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	5.81%	13.00%	8.57%
ETF Shares Market Price	5.71%	12.96%	8.57%
Russell 2000 Value Index	5.83%	13.06%	8.62%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$871
Number of Portfolio Holdings	1,449
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$18

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	4.3%
Consumer Discretionary	13.7%
Consumer Staples	1.7%
Energy	6.9%
Financials	27.4%
Health Care	8.4%
Industrials	13.1%
Other	0.0%
Real Estate	10.6%
Technology	5.6%
Telecommunications	2.1%
Utilities	6.0%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3352

Vanguard Russell 2000 Value Index Fund

Institutional Shares (VRTVX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, eight of the 11 sectors posted positive returns. The strongest contributors were financials, telecommunications, and industrials. Health care was the greatest detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	Russell 2000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,241,669	$5,242,073	$5,263,310
2016	$4,663,986	$4,663,737	$4,862,271
2016	$5,251,490	$5,251,809	$5,330,086
2016	$5,688,065	$5,689,967	$5,566,956
2016	$6,281,881	$6,282,476	$5,696,791
2017	$6,589,265	$6,589,186	$6,139,035
2017	$6,357,161	$6,354,873	$6,271,171
2017	$6,458,827	$6,456,123	$6,460,244
2017	$7,125,808	$7,122,622	$6,966,368
2018	$6,789,581	$6,784,512	$7,135,563
2018	$7,400,115	$7,393,973	$7,217,365
2018	$7,756,912	$7,750,406	$7,769,068
2018	$6,997,143	$6,992,346	$7,349,338
2019	$7,091,572	$7,084,570	$7,491,958
2019	$6,563,435	$6,557,271	$7,392,231
2019	$6,602,742	$6,596,255	$7,864,617
2019	$7,276,310	$7,269,227	$8,479,175
2020	$6,433,505	$6,426,249	$7,999,072
2020	$5,604,688	$5,593,942	$8,228,036
2020	$6,208,765	$6,191,106	$9,532,304
2020	$7,314,925	$7,294,573	$10,084,262
2021	$9,091,525	$9,065,103	$10,838,953
2021	$10,061,341	$10,034,613	$11,845,701
2021	$9,900,424	$9,874,302	$12,708,302
2021	$9,726,976	$9,702,305	$12,755,471
2022	$9,687,131	$9,666,562	$12,132,385
2022	$9,283,958	$9,265,321	$11,372,689
2022	$8,887,545	$8,868,840	$10,963,202
2022	$9,262,047	$9,241,813	$11,320,075
2023	$9,265,898	$9,241,412	$11,133,442
2023	$8,223,523	$8,200,257	$11,591,118
2023	$9,088,074	$9,061,693	$12,579,945
2023	$8,830,826	$8,804,426	$12,749,059
2024	$9,789,389	$9,759,696	$14,317,568
2024	$10,014,236	$9,984,382	$14,799,300
2024	$10,838,187	$10,805,718	$15,872,098
2024	$11,705,436	$11,670,098	$17,154,811
2025	$10,531,348	$10,499,456	$16,823,717
2025	$9,902,961	$9,871,006	$16,725,726
2025	$11,473,535	$11,435,315	$18,392,058

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	5.86%	13.07%	8.66%
Russell 2000 Value Index	5.83%	13.06%	8.62%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$871
Number of Portfolio Holdings	1,449
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$18

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	4.3%
Consumer Discretionary	13.7%
Consumer Staples	1.7%
Energy	6.9%
Financials	27.4%
Health Care	8.4%
Industrials	13.1%
Other	0.0%
Real Estate	10.6%
Technology	5.6%
Telecommunications	2.1%
Utilities	6.0%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1852

Vanguard Russell 2000 Growth Index Fund

ETF Shares (VTWG) Nasdaq

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.12%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, nine of the 11 sectors posted positive returns. The industrial sector was a standout, while technology, financials, and basic materials were also strong contributors. Health care was the greatest detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 2000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,262	$10,263	$10,527
2016	$8,657	$8,653	$9,725
2016	$9,669	$9,662	$10,660
2016	$10,362	$10,355	$11,134
2016	$10,743	$10,733	$11,394
2017	$11,336	$11,327	$12,278
2017	$11,577	$11,566	$12,542
2017	$12,060	$12,052	$12,920
2017	$13,284	$13,276	$13,933
2018	$13,422	$13,416	$14,271
2018	$14,472	$14,467	$14,435
2018	$15,761	$15,754	$15,538
2018	$13,657	$13,649	$14,699
2019	$14,321	$14,314	$14,984
2019	$13,482	$13,471	$14,784
2019	$14,033	$14,018	$15,729
2019	$15,161	$15,140	$16,958
2020	$14,231	$14,211	$15,998
2020	$14,479	$14,457	$16,456
2020	$16,464	$16,440	$19,065
2020	$19,103	$19,068	$20,169
2021	$22,620	$22,577	$21,678
2021	$21,753	$21,706	$23,691
2021	$22,337	$22,294	$25,417
2021	$21,385	$21,347	$25,511
2022	$18,679	$18,649	$24,265
2022	$16,149	$16,125	$22,745
2022	$16,689	$16,663	$21,926
2022	$16,902	$16,873	$22,640
2023	$17,208	$17,173	$22,267
2023	$16,594	$16,557	$23,182
2023	$17,835	$17,792	$25,160
2023	$16,773	$16,733	$25,498
2024	$19,658	$19,609	$28,635
2024	$19,652	$19,601	$29,599
2024	$20,991	$20,936	$31,744
2024	$23,563	$23,499	$34,310
2025	$20,806	$20,751	$33,647
2025	$20,333	$20,278	$33,451
2025	$23,197	$23,129	$36,784

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	10.51%	7.10%	8.78%
ETF Shares Market Price	10.48%	7.08%	8.78%
Russell 2000 Growth Index	10.48%	7.07%	8.75%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$1,245
Number of Portfolio Holdings	1,126
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$24

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	3.1%
Consumer Discretionary	10.8%
Consumer Staples	2.3%
Energy	3.3%
Financials	9.9%
Health Care	22.2%
Industrials	24.4%
Other	0.0%
Real Estate	2.3%
Technology	18.1%
Telecommunications	2.2%
Utilities	1.4%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3353

Vanguard Russell 2000 Growth Index Fund

Institutional Shares (VRTGX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, nine of the 11 sectors posted positive returns. The industrial sector was a standout, while technology, financials, and basic materials were also strong contributors. Health care was the greatest detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	Russell 2000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,132,500	$5,131,312	$5,263,310
2016	$4,331,057	$4,326,299	$4,862,271
2016	$4,838,706	$4,830,898	$5,330,086
2016	$5,187,185	$5,177,565	$5,566,956
2016	$5,379,834	$5,366,420	$5,696,791
2017	$5,678,140	$5,663,490	$6,139,035
2017	$5,800,661	$5,783,034	$6,271,171
2017	$6,044,436	$6,025,947	$6,460,244
2017	$6,660,525	$6,637,757	$6,966,368
2018	$6,731,120	$6,707,873	$7,135,563
2018	$7,260,443	$7,233,297	$7,217,365
2018	$7,909,078	$7,876,874	$7,769,068
2018	$6,855,380	$6,824,253	$7,349,338
2019	$7,190,425	$7,157,004	$7,491,958
2019	$6,769,773	$6,735,391	$7,392,231
2019	$7,046,508	$7,008,968	$7,864,617
2019	$7,613,991	$7,570,039	$8,479,175
2020	$7,148,303	$7,105,335	$7,999,072
2020	$7,275,233	$7,228,705	$8,228,036
2020	$8,274,325	$8,219,940	$9,532,304
2020	$9,602,305	$9,534,111	$10,084,262
2021	$11,372,265	$11,288,726	$10,838,953
2021	$10,937,976	$10,852,842	$11,845,701
2021	$11,234,173	$11,146,991	$12,708,302
2021	$10,756,915	$10,673,497	$12,755,471
2022	$9,396,723	$9,324,408	$12,132,385
2022	$8,125,453	$8,062,588	$11,372,689
2022	$8,398,647	$8,331,253	$10,963,202
2022	$8,507,895	$8,436,613	$11,320,075
2023	$8,662,589	$8,586,372	$11,133,442
2023	$8,355,084	$8,278,703	$11,591,118
2023	$8,981,476	$8,895,770	$12,579,945
2023	$8,447,837	$8,366,298	$12,749,059
2024	$9,902,668	$9,804,259	$14,317,568
2024	$9,901,595	$9,800,565	$14,799,300
2024	$10,578,175	$10,467,975	$15,872,098
2024	$11,875,889	$11,749,699	$17,154,811
2025	$10,488,141	$10,375,522	$16,823,717
2025	$10,250,536	$10,138,962	$16,725,726
2025	$11,695,355	$11,564,705	$18,392,058

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	10.56%	7.17%	8.87%
Russell 2000 Growth Index	10.48%	7.07%	8.75%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$1,245
Number of Portfolio Holdings	1,126
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$24

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	3.1%
Consumer Discretionary	10.8%
Consumer Staples	2.3%
Energy	3.3%
Financials	9.9%
Health Care	22.2%
Industrials	24.4%
Other	0.0%
Real Estate	2.3%
Technology	18.1%
Telecommunications	2.2%
Utilities	1.4%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1853

Vanguard Russell 3000 Index Fund

ETF Shares (VTHR) Nasdaq

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, 10 of the 11 sectors posted positive returns. The greatest contributors were technology, consumer discretionary, financials, and industrials. Health care was the greatest detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 3000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,531	$10,534	$10,527
2016	$9,731	$9,732	$9,725
2016	$10,650	$10,669	$10,660
2016	$11,120	$11,144	$11,134
2016	$11,381	$11,409	$11,394
2017	$12,257	$12,291	$12,278
2017	$12,518	$12,557	$12,542
2017	$12,890	$12,934	$12,920
2017	$13,895	$13,950	$13,933
2018	$14,224	$14,285	$14,271
2018	$14,384	$14,448	$14,435
2018	$15,478	$15,553	$15,538
2018	$14,644	$14,720	$14,699
2019	$14,926	$15,006	$14,984
2019	$14,728	$14,809	$14,784
2019	$15,672	$15,757	$15,729
2019	$16,905	$17,001	$16,958
2020	$15,948	$16,042	$15,998
2020	$16,403	$16,506	$16,456
2020	$19,011	$19,135	$19,065
2020	$20,100	$20,235	$20,169
2021	$21,559	$21,709	$21,678
2021	$23,581	$23,754	$23,691
2021	$25,266	$25,458	$25,417
2021	$25,365	$25,565	$25,511
2022	$24,181	$24,378	$24,265
2022	$22,688	$22,879	$22,745
2022	$21,891	$22,076	$21,926
2022	$22,606	$22,803	$22,640
2023	$22,214	$22,410	$22,267
2023	$23,134	$23,345	$23,182
2023	$25,105	$25,334	$25,160
2023	$25,448	$25,678	$25,498
2024	$28,554	$28,820	$28,635
2024	$29,503	$29,784	$29,599
2024	$31,648	$31,958	$31,744
2024	$34,190	$34,533	$34,310
2025	$33,528	$33,873	$33,647
2025	$33,342	$33,691	$33,451
2025	$36,630	$37,020	$36,784

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	15.74%	14.02%	13.86%
ETF Shares Market Price	15.66%	14.00%	13.85%
Russell 3000 Index	15.84%	14.11%	13.98%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$4,805
Number of Portfolio Holdings	2,817
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$89

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	1.6%
Consumer Discretionary	14.8%
Consumer Staples	3.8%
Energy	3.2%
Financials	11.7%
Health Care	8.9%
Industrials	12.6%
Other	0.0%
Real Estate	2.4%
Technology	36.1%
Telecommunications	2.0%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks. During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3354

Vanguard Russell 3000 Index Fund

Institutional Shares (VRTTX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, 10 of the 11 sectors posted positive returns. The greatest contributors were technology, consumer discretionary, financials, and industrials. Health care was the greatest detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	Russell 3000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,266,380	$5,266,755	$5,263,310
2016	$4,866,882	$4,866,006	$4,862,271
2016	$5,327,679	$5,334,644	$5,330,086
2016	$5,563,874	$5,571,942	$5,566,956
2016	$5,695,447	$5,704,304	$5,696,791
2017	$6,135,170	$6,145,436	$6,139,035
2017	$6,266,606	$6,278,404	$6,271,171
2017	$6,453,942	$6,466,947	$6,460,244
2017	$6,958,691	$6,974,774	$6,966,368
2018	$7,124,610	$7,142,462	$7,135,563
2018	$7,205,417	$7,224,022	$7,217,365
2018	$7,754,647	$7,776,394	$7,769,068
2018	$7,338,366	$7,360,243	$7,349,338
2019	$7,480,967	$7,503,103	$7,491,958
2019	$7,381,996	$7,404,349	$7,392,231
2019	$7,853,043	$7,878,260	$7,864,617
2019	$8,471,604	$8,500,383	$8,479,175
2020	$7,993,022	$8,021,002	$7,999,072
2020	$8,223,354	$8,253,149	$8,228,036
2020	$9,532,254	$9,567,476	$9,532,304
2020	$10,079,029	$10,117,465	$10,084,262
2021	$10,810,959	$10,854,605	$10,838,953
2021	$11,826,470	$11,877,241	$11,845,701
2021	$12,672,030	$12,728,859	$12,708,302
2021	$12,722,388	$12,782,332	$12,755,471
2022	$12,128,838	$12,189,038	$12,132,385
2022	$11,381,173	$11,439,693	$11,372,689
2022	$10,981,104	$11,038,218	$10,963,202
2022	$11,341,432	$11,401,509	$11,320,075
2023	$11,143,920	$11,205,025	$11,133,442
2023	$11,606,959	$11,672,452	$11,591,118
2023	$12,595,156	$12,667,165	$12,579,945
2023	$12,767,206	$12,839,085	$12,749,059
2024	$14,326,776	$14,409,895	$14,317,568
2024	$14,803,535	$14,892,070	$14,799,300
2024	$15,880,720	$15,978,917	$15,872,098
2024	$17,157,238	$17,266,690	$17,154,811
2025	$16,825,352	$16,936,437	$16,823,717
2025	$16,731,760	$16,845,659	$16,725,726
2025	$18,382,018	$18,509,966	$18,392,058

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	15.75%	14.04%	13.90%
Russell 3000 Index	15.84%	14.11%	13.98%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$4,805
Number of Portfolio Holdings	2,817
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$89

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	1.6%
Consumer Discretionary	14.8%
Consumer Staples	3.8%
Energy	3.2%
Financials	11.7%
Health Care	8.9%
Industrials	12.6%
Other	0.0%
Real Estate	2.4%
Technology	36.1%
Telecommunications	2.0%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks. During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1854

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit and Risk Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
(a) Audit Fees.	$522,000	$587,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$522,000	$587,000

(e)           (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,710,837	$3,508,505
Tax Fees.	$1,775,524	$1,912,843
All Other Fees.	$50,000	$268,000
Total.	$5,536,360	$5,689,348

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2025
Vanguard Explorer Value™ Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Explorer Value Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.5%)
Communication Services (3.9%)
*	Sphere Entertainment Co.	181,802	8,237
*	Madison Square Garden Entertainment Corp.	197,295	8,032
	Interpublic Group of Cos. Inc.	274,619	7,371
*	Madison Square Garden Sports Corp.	26,488	5,240
*	Manchester United plc Class A	293,153	5,233
	National CineMedia Inc.	760,794	3,340
*	Paramount Skydance Corp. Class B	135,346	1,990
			39,443
Consumer Discretionary (17.3%)
	OneSpaWorld Holdings Ltd.	859,850	19,407
*	Adtalem Global Education Inc.	143,229	18,756
*	Norwegian Cruise Line Holdings Ltd.	663,891	16,491
*	Mattel Inc.	770,835	14,106
	Boyd Gaming Corp.	105,721	9,077
	ADT Inc.	921,698	8,028
	Gentex Corp.	276,828	7,754
*	Mohawk Industries Inc.	52,924	7,022
	Perdoceo Education Corp.	180,508	5,910
	Steven Madden Ltd.	201,261	5,845
	Phinia Inc.	99,091	5,795
*	Asbury Automotive Group Inc.	22,841	5,745
	Leggett & Platt Inc.	557,286	5,356
	American Eagle Outfitters Inc.	400,558	5,183
*	LGI Homes Inc.	81,090	5,020
*	Helen of Troy Ltd.	204,202	5,013
	Monarch Casino & Resort Inc.	44,966	4,691
	Sturm Ruger & Co. Inc.	133,970	4,645
	Kontoor Brands Inc.	57,608	4,450
	Cracker Barrel Old Country Store Inc.	70,997	4,247
*	Malibu Boats Inc. Class A	124,303	4,127
	LCI Industries	34,585	3,646
	Cheesecake Factory Inc.	52,370	3,219
	Carter's Inc.	110,755	3,163
*	Leslie's Inc.	2,208,756	734
			177,430
Consumer Staples (1.8%)
	J M Smucker Co.	53,358	5,897
*	Darling Ingredients Inc.	137,842	4,681
	WK Kellogg Co.	186,625	4,277
	Energizer Holdings Inc.	142,519	3,928
			18,783
Energy (2.7%)
*	Tidewater Inc.	87,084	5,242
	Matador Resources Co.	98,238	4,947
	Core Laboratories Inc.	403,684	4,646
	Weatherford International plc	66,911	4,263
	Select Water Solutions Inc.	372,949	3,178
	SM Energy Co.	107,840	3,079
	Atlas Energy Solutions Inc.	153,913	1,802
			27,157
Financials (25.1%)
	First American Financial Corp.	240,204	15,853
	Carlyle Group Inc.	224,054	14,465
	Affiliated Managers Group Inc.	54,159	12,176
	Northern Trust Corp.	85,845	11,270
	Lazard Inc.	156,496	8,945
	Popular Inc.	69,096	8,681
	Wintrust Financial Corp.	58,707	8,060
1

Explorer Value Fund
		Shares	Market Value• ($000)
*	WEX Inc.	45,825	7,852
	Cadence Bank	205,749	7,744
	First BanCorp (XNYS)	330,506	7,347
	BOK Financial Corp.	61,917	6,898
	Webster Financial Corp.	109,164	6,792
	Home BancShares Inc.	220,666	6,567
	WSFS Financial Corp.	108,506	6,325
	Renasant Corp.	161,387	6,315
	Radian Group Inc.	178,144	6,214
	PROG Holdings Inc.	167,223	5,893
	CVB Financial Corp.	292,641	5,891
	Simmons First National Corp. Class A	281,311	5,846
	Eastern Bankshares Inc.	336,804	5,763
	Atlantic Union Bankshares Corp.	160,489	5,734
*	NMI Holdings Inc.	143,595	5,650
	Bank OZK	106,275	5,576
	First Interstate BancSystem Inc. Class A	170,375	5,575
	Bread Financial Holdings Inc.	83,105	5,501
	FNB Corp.	318,931	5,323
	Navient Corp.	386,263	5,296
	First Hawaiian Inc.	202,655	5,259
	Columbia Banking System Inc.	187,854	5,029
	WaFd Inc.	154,365	4,855
	Rithm Capital Corp.	365,089	4,520
	Lancashire Holdings Ltd.	536,543	4,431
*	Donnelley Financial Solutions Inc.	78,034	4,430
*	EZCorp. Inc. Class A	252,684	4,212
	Hope Bancorp Inc.	366,932	4,084
	Kemper Corp.	69,980	3,754
	BankUnited Inc.	88,225	3,457
	FB Financial Corp.	59,436	3,190
	DigitalBridge Group Inc.	213,995	2,442
	PJT Partners Inc. Class A	11,808	2,114
	Evercore Inc. Class A	6,258	2,012
			257,341
Health Care (6.6%)
*	Envista Holdings Corp.	405,804	8,595
*	Prestige Consumer Healthcare Inc.	123,038	8,371
	Labcorp Holdings Inc.	28,543	7,935
*	Charles River Laboratories International Inc.	37,814	6,175
*	Elanco Animal Health Inc. (XNYS)	302,030	5,542
*	Integra LifeSciences Holdings Corp.	358,799	5,429
*	Omnicell Inc.	140,275	4,572
*	Bio-Rad Laboratories Inc. Class A	15,175	4,520
*	QuidelOrtho Corp.	143,902	4,128
*	Pacira BioSciences Inc.	140,378	3,744
*	Veradigm Inc.	732,048	3,587
*	Merit Medical Systems Inc.	29,930	2,710
*	Varex Imaging Corp.	179,650	2,075
			67,383
Industrials (16.6%)
	Brink's Co.	147,555	16,532
*	Resideo Technologies Inc.	351,058	11,954
	Kennametal Inc.	547,210	11,727
*	Generac Holdings Inc.	57,148	10,587
	FTAI Aviation Ltd.	52,223	8,034
*	Middleby Corp.	50,245	6,876
*	Amentum Holdings Inc.	262,188	6,542
	Masco Corp.	88,711	6,510
*	Spirit AeroSystems Holdings Inc. Class A	135,633	5,641
	KBR Inc.	108,689	5,484
	MSC Industrial Direct Co. Inc. Class A	59,427	5,362
	Granite Construction Inc.	49,579	5,342
	MillerKnoll Inc.	244,320	5,158
	nVent Electric plc	53,817	4,865
	Loomis AB	109,650	4,862
	TriNet Group Inc.	66,188	4,793
	Air Lease Corp.	78,564	4,730
	Alight Inc. Class A	1,216,063	4,718
2

Explorer Value Fund
		Shares	Market Value• ($000)
	Timken Co.	59,764	4,616
*	CoreCivic Inc.	225,617	4,575
	Interface Inc.	164,256	4,389
*	ATI Inc.	51,985	4,031
	EnerSys	30,605	3,142
*	Gibraltar Industries Inc.	48,534	3,038
	Snap-on Inc.	9,182	2,986
	Simpson Manufacturing Co. Inc.	15,277	2,920
	WESCO International Inc.	12,623	2,775
*	Everus Construction Group Inc.	31,656	2,483
	Applied Industrial Technologies Inc.	7,028	1,852
*	OPENLANE Inc.	53,222	1,539
	Greenbrier Cos. Inc.	31,807	1,483
*	AAR Corp.	16,518	1,250
			170,796
Information Technology (8.2%)
*	Zebra Technologies Corp. Class A	21,198	6,722
	Belden Inc.	51,524	6,708
	TD SYNNEX Corp.	43,896	6,500
*	Sanmina Corp.	55,206	6,488
*	Keysight Technologies Inc.	39,247	6,414
	MKS Inc.	52,125	5,387
*	Ichor Holdings Ltd.	307,859	5,187
*	Arrow Electronics Inc.	39,940	5,046
	Adeia Inc.	327,825	4,930
*	NCR Voyix Corp.	362,371	4,776
	Silicon Motion Technology Corp. ADR	58,205	4,638
*	Diodes Inc.	70,939	3,861
*	Cohu Inc.	192,537	3,831
*	Ultra Clean Holdings Inc.	156,734	3,765
*	Xperi Inc.	558,261	3,350
*	Insight Enterprises Inc.	25,728	3,349
	Jabil Inc.	16,057	3,289
			84,241
Materials (4.5%)
	Quaker Chemical Corp.	41,933	6,083
	Eagle Materials Inc.	25,495	5,887
*	Axalta Coating Systems Ltd.	180,008	5,627
	Silgan Holdings Inc.	106,372	4,991
	Kaiser Aluminum Corp.	61,246	4,769
	Sonoco Products Co.	98,723	4,665
	Mativ Holdings Inc.	255,201	3,208
	FMC Corp.	76,684	2,998
	Ashland Inc.	51,406	2,887
*	Knife River Corp.	33,968	2,751
	Graphic Packaging Holding Co.	119,160	2,654
			46,520
Other (0.8%)
[1]	Vanguard S&P Small-Cap 600 Value ETF	86,182	8,129
Real Estate (7.2%)
*	Jones Lang LaSalle Inc.	37,164	11,356
	Agree Realty Corp.	89,792	6,531
	Piedmont Realty Trust Inc.	746,456	6,323
	Independence Realty Trust Inc.	332,869	6,028
	Essential Properties Realty Trust Inc.	180,157	5,643
	STAG Industrial Inc.	147,977	5,453
	Pebblebrook Hotel Trust	482,894	5,379
	Sila Realty Trust Inc.	213,433	5,323
	First Industrial Realty Trust Inc.	99,812	5,250
	LXP Industrial Trust	541,254	4,915
*	Cushman & Wakefield plc	305,026	4,810
	COPT Defense Properties	129,936	3,740
*	CBRE Group Inc. Class A	15,483	2,510
	Curbline Properties Corp.	31,556	711
			73,972
3

Explorer Value Fund
		Shares	Market Value• ($000)
Utilities (1.8%)
	MDU Resources Group Inc.	393,011	6,402
	Spire Inc.	72,834	5,579
	UGI Corp.	120,122	4,161
	Unitil Corp.	54,926	2,580
			18,722
Total Common Stocks (Cost $837,322)			989,917
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[2]	Vanguard Market Liquidity Fund, 4.362% (Cost $37,365)	373,696	37,366
Total Investments (100.1%) (Cost $874,687)			1,027,283
Other Assets and Liabilities—Net (-0.1%)			(867)
Net Assets (100%)			1,026,416
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	159	18,840	1,632

See accompanying Notes, which are an integral part of the Financial Statements.
4

Explorer Value Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $829,649)	981,788
Affiliated Issuers (Cost $45,038)	45,495
Total Investments in Securities	1,027,283
Investment in Vanguard	24
Cash	111
Cash Collateral Pledged—Futures Contracts	1,470
Receivables for Investment Securities Sold	342
Receivables for Accrued Income	1,203
Receivables for Capital Shares Issued	542
Total Assets	1,030,975
Liabilities
Payables for Investment Securities Purchased	3,146
Payables to Investment Advisor	836
Payables for Capital Shares Redeemed	380
Payables to Vanguard	98
Variation Margin Payable—Futures Contracts	99
Total Liabilities	4,559
Net Assets	1,026,416
At August 31, 2025, net assets consisted of:

Paid-in Capital	804,545
Total Distributable Earnings (Loss)	221,871
Net Assets	1,026,416

Net Assets
Applicable to 22,608,140 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,026,416
Net Asset Value Per Share	$45.40

See accompanying Notes, which are an integral part of the Financial Statements.
5

Explorer Value Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	9,953
Dividends—Affiliated Issuers	140
Non-Cash Dividends	5,914
Interest—Unaffiliated Issuers	88
Interest—Affiliated Issuers	1,848
Securities Lending—Net	70
Total Income	18,013
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,979
Performance Adjustment	390
The Vanguard Group—Note C
Management and Administrative	2,138
Marketing and Distribution	43
Custodian Fees	15
Auditing Fees	40
Shareholders’ Reports and Proxy Fees	55
Trustees’ Fees and Expenses	1
Other Expenses	16
Total Expenses	5,677
Net Investment Income	12,336
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	89,695
Investment Securities Sold—Affiliated Issuers	(923)
Futures Contracts	3,467
Foreign Currencies	8
Realized Net Gain (Loss)	92,247
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(47,240)
Investment Securities—Affiliated Issuers	67
Futures Contracts	(463)
Foreign Currencies	(1)
Change in Unrealized Appreciation (Depreciation)	(47,637)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,946
1	Dividends are net of foreign withholding taxes of $77.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Explorer Value Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,336	11,383
Realized Net Gain (Loss)	92,247	122,598
Change in Unrealized Appreciation (Depreciation)	(47,637)	58,725
Net Increase (Decrease) in Net Assets Resulting from Operations	56,946	192,706
Distributions
Total Distributions	(144,131)	(24,191)
Capital Share Transactions
Issued	96,291	154,082
Issued in Lieu of Cash Distributions	134,627	22,597
Redeemed	(240,788)	(181,121)
Net Increase (Decrease) from Capital Share Transactions	(9,870)	(4,442)
Total Increase (Decrease)	(97,055)	164,073
Net Assets
Beginning of Period	1,123,471	959,398
End of Period	1,026,416	1,123,471

See accompanying Notes, which are an integral part of the Financial Statements.
7

Explorer Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.73	$41.35	$39.93	$46.26	$30.32
Investment Operations
Net Investment Income[1]	.515	.495	.586	.461	.351
Net Realized and Unrealized Gain (Loss) on Investments	2.407	7.957	2.308	(4.910)	15.911
Total from Investment Operations	2.922	8.452	2.894	(4.449)	16.262
Distributions
Dividends from Net Investment Income	(.771)	(.743)	(.495)	(.352)	(.322)
Distributions from Realized Capital Gains	(5.481)	(.329)	(.979)	(1.529)	—
Total Distributions	(6.252)	(1.072)	(1.474)	(1.881)	(.322)
Net Asset Value, End of Period	$45.40	$48.73	$41.35	$39.93	$46.26
Total Return[2]	6.80%	20.84%	7.43%	-10.05%	53.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,026	$1,123	$959	$1,083	$1,164
Ratio of Total Expenses to Average Net Assets[3]	0.54%	0.49%[4]	0.49%[5]	0.53%[5]	0.52%
Ratio of Net Investment Income to Average Net Assets	1.18%	1.15%	1.48%	1.05%	0.85%
Portfolio Turnover Rate	28%	65%	23%	31%	41%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.04%, (0.02%), (0.04%), 0.02%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.49%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.49% and 0.53%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Explorer Value Fund
Notes to Financial Statements
Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the
9

Explorer Value Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Frontier Capital Management Co., LLC, Ariel Investments, LLC, and Wellington Management Company LLP each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Frontier Capital Management Co., LLC, is subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index for the preceding three years. The basic fee of Ariel Investments, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Value Index for the preceding three years. In accordance with the advisory contract entered into with Wellington Management Company LLP beginning September 1, 2025, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index since August 31, 2024.
Vanguard manages the cash reserves of the fund as described below.
For the year ended August 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.28% of the fund’s average net assets, before a net increase of $390,000 (0.04%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $24,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	980,624	9,293	—	989,917
Temporary Cash Investments	37,366	—	—	37,366
Total	1,017,990	9,293	—	1,027,283
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,632	—	—	1,632
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
10

Explorer Value Fund
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	7,725
Total Distributable Earnings (Loss)	(7,725)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	10,840
Undistributed Long-Term Gains	69,580
Net Unrealized Gains (Losses)	141,451
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	221,871
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	32,306	16,776
Long-Term Capital Gains	111,825	7,415
Total	144,131	24,191
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	885,832
Gross Unrealized Appreciation	224,338
Gross Unrealized Depreciation	(82,887)
Net Unrealized Appreciation (Depreciation)	141,451
F.	During the year ended August 31, 2025, the fund purchased $285,795,000 of investment securities and sold $406,296,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $1,137,000 and sales were $3,996,000, resulting in net realized gain of $1,304,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
11

Explorer Value Fund
G.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2025 Shares (000)	2024 Shares (000)
Issued	2,129	3,522
Issued in Lieu of Cash Distributions	3,151	536
Redeemed	(5,726)	(4,204)
Net Increase (Decrease) in Shares Outstanding	(446)	(146)
H.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Aug. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Aug. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	52,827	NA1	NA1	2	(2)	1,848	—	37,366
Vanguard S&P Small-Cap 600 Value ETF	8,568	33,856	33,439	(925)	69	140	—	8,129
Total	61,395	33,856	33,439	(923)	67	1,988	—	45,495
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At August 31, 2025, one shareholder was the record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Explorer Value™ Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Explorer Value™ Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
For corporate shareholders, 39.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $11,559,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $743,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $117,939,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $1,373,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Q16900 102025
14

Financial Statements
For the year ended August 31, 2025
Vanguard Russell 1000 Index Funds
Vanguard Russell 1000 Index Fund
Vanguard Russell 1000 Value Index Fund
Vanguard Russell 1000 Growth Index Fund

Contents
Russell 1000 Index Fund	1
Russell 1000 Value Index Fund	26
Russell 1000 Growth Index Fund	49
Report of Independent Registered Public Accounting Firm	65
Tax information	66

Russell 1000 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.5%)
	Linde plc	73,707	35,253
	Newmont Corp. (XNYS)	174,832	13,008
	Ecolab Inc.	39,167	10,851
	Air Products & Chemicals Inc.	34,889	10,261
	Freeport-McMoRan Inc.	224,979	9,989
	Fastenal Co.	180,884	8,983
	Nucor Corp.	36,088	5,367
	Anglogold Ashanti plc (XNYS)	79,346	4,496
	International Paper Co.	82,469	4,097
	Steel Dynamics Inc.	22,206	2,907
	International Flavors & Fragrances Inc.	40,484	2,733
	Reliance Inc.	8,352	2,469
	LyondellBasell Industries NV Class A	40,616	2,289
	CF Industries Holdings Inc.	25,775	2,233
	Avery Dennison Corp.	12,110	2,079
*	RBC Bearings Inc.	4,944	1,928
	Royal Gold Inc.	10,227	1,837
	Carpenter Technology Corp.	7,487	1,803
	Mosaic Co.	49,112	1,640
	Mueller Industries Inc.	16,873	1,619
	Albemarle Corp.	18,323	1,556
*	MP Materials Corp.	20,264	1,442
	Alcoa Corp.	40,269	1,296
	Eastman Chemical Co.	17,890	1,258
	Southern Copper Corp.	12,823	1,232
	Element Solutions Inc.	34,969	899
	Celanese Corp.	17,407	829
*	Cleveland-Cliffs Inc.	75,527	812
	Hexcel Corp.	12,416	784
	NewMarket Corp.	926	766
	FMC Corp.	19,378	758
	Timken Co.	9,713	750
	Westlake Corp.	5,201	457
	Olin Corp.	17,836	422
	Scotts Miracle-Gro Co.	6,774	415
	Ashland Inc.	7,267	408
	Huntsman Corp.	25,524	285
			140,211
Consumer Discretionary (14.9%)
*	Amazon.com Inc.	1,507,073	345,120
*	Tesla Inc.	441,942	147,551
*	Netflix Inc.	66,595	80,463
	Walmart Inc.	683,556	66,291
	Costco Wholesale Corp.	69,741	65,788
	Home Depot Inc.	156,421	63,627
	McDonald's Corp.	112,358	35,229
	Walt Disney Co.	284,283	33,653
*	Uber Technologies Inc.	316,210	29,645
	Booking Holdings Inc.	5,111	28,617
	TJX Cos. Inc.	175,832	24,020
	Lowe's Cos. Inc.	87,995	22,708
*	Spotify Technology SA	24,123	16,449
	Starbucks Corp.	178,876	15,775
	Royal Caribbean Cruises Ltd.	39,765	14,443
	NIKE Inc. Class B	181,597	14,050
*	O'Reilly Automotive Inc.	133,924	13,885
*	Roblox Corp. Class A	88,572	11,035
*	AutoZone Inc.	2,626	11,025
	Hilton Worldwide Holdings Inc.	36,753	10,146
1

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Marriott International Inc. Class A	35,748	9,576
	General Motors Co.	152,112	8,912
*	Chipotle Mexican Grill Inc.	210,565	8,873
*	Airbnb Inc. Class A	66,925	8,736
*	Flutter Entertainment plc	27,433	8,427
*	Carvana Co.	20,121	7,483
	Ross Stores Inc.	50,511	7,433
	DR Horton Inc.	43,356	7,348
	Ford Motor Co.	611,770	7,201
	Electronic Arts Inc.	40,877	7,029
	Target Corp.	71,642	6,876
*	Copart Inc.	138,538	6,762
	eBay Inc.	72,289	6,550
*	Take-Two Interactive Software Inc.	28,054	6,544
	Yum! Brands Inc.	43,680	6,420
	Delta Air Lines Inc.	102,428	6,328
	Garmin Ltd.	25,576	6,185
*	Coupang Inc.	194,757	5,566
*	Carnival Corp.	169,781	5,414
*	United Airlines Holdings Inc.	51,214	5,378
	Tractor Supply Co.	83,577	5,162
	Lennar Corp. Class A	36,154	4,814
	PulteGroup Inc.	31,698	4,185
*	Live Nation Entertainment Inc.	24,939	4,152
	Expedia Group Inc.	19,079	4,098
*	Warner Bros Discovery Inc.	351,267	4,089
*	Trade Desk Inc. Class A	70,067	3,830
	Darden Restaurants Inc.	18,400	3,808
	Dollar General Corp.	34,647	3,768
*	DraftKings Inc. Class A	75,837	3,639
*	NVR Inc.	442	3,588
	Williams-Sonoma Inc.	18,719	3,523
*	Ulta Beauty Inc.	7,123	3,510
*	Dollar Tree Inc.	32,039	3,498
	Estee Lauder Cos. Inc. Class A	36,883	3,383
*	Lululemon Athletica Inc.	16,585	3,354
	RB Global Inc. (XTSE)	29,264	3,352
	Tapestry Inc.	32,716	3,331
*	Liberty Media Corp.-Liberty Formula One Class C	33,081	3,305
	Restaurant Brands International Inc.	51,041	3,232
	Genuine Parts Co.	21,956	3,059
	Las Vegas Sands Corp.	50,609	2,917
*	Burlington Stores Inc.	9,992	2,905
*	Aptiv plc	36,403	2,895
*	Deckers Outdoor Corp.	23,960	2,866
	Somnigroup International Inc.	32,085	2,694
	Southwest Airlines Co.	80,891	2,661
	Rollins Inc.	44,506	2,516
	Omnicom Group Inc.	30,696	2,404
	Domino's Pizza Inc.	5,039	2,309
	Best Buy Co. Inc.	30,722	2,262
	Toll Brothers Inc.	15,875	2,207
	Fox Corp. Class A	34,430	2,056
	TKO Group Holdings Inc.	10,706	2,029
*	Viking Holdings Ltd.	31,630	2,012
*	BJ's Wholesale Club Holdings Inc.	20,347	1,988
	Ralph Lauren Corp.	6,260	1,859
	Texas Roadhouse Inc.	10,544	1,819
	News Corp. Class A	61,083	1,796
	Dick's Sporting Goods Inc.	8,427	1,793
	Service Corp. International	22,249	1,763
*	Duolingo Inc.	5,848	1,742
	Pool Corp.	5,598	1,739
	Hasbro Inc.	21,187	1,720
*	Norwegian Cruise Line Holdings Ltd.	68,897	1,711
	Wynn Resorts Ltd.	13,025	1,651
*	Rivian Automotive Inc. Class A	120,354	1,633
	Aramark	41,076	1,607
*	On Holding AG Class A	34,306	1,547
	Interpublic Group of Cos. Inc.	57,464	1,542
2

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	BorgWarner Inc. (XNYS)	35,410	1,514
	New York Times Co. Class A	25,001	1,496
*	CarMax Inc.	23,736	1,456
*	GameStop Corp. Class A	63,799	1,430
	Wingstop Inc.	4,326	1,419
*	SharkNinja Inc.	11,918	1,394
*	Planet Fitness Inc. Class A	13,069	1,370
*	American Airlines Group Inc.	101,678	1,359
*	Floor & Decor Holdings Inc. Class A	16,589	1,359
	Lithia Motors Inc.	3,988	1,343
*	Chewy Inc. Class A	32,546	1,333
	LKQ Corp.	40,414	1,318
*	Dutch Bros Inc. Class A	18,020	1,294
*	Skechers USA Inc. Class A	20,373	1,285
*	MGM Resorts International	31,966	1,269
*	Five Below Inc.	8,396	1,218
*	Ollie's Bargain Outlet Holdings Inc.	9,544	1,211
*	Alaska Air Group Inc.	19,106	1,200
*	Light & Wonder Inc.	12,908	1,194
	Fox Corp. Class B	20,563	1,122
*	Wayfair Inc. Class A	14,549	1,085
*	e.l.f. Beauty Inc.	8,539	1,067
	Murphy USA Inc.	2,800	1,054
	Churchill Downs Inc.	10,145	1,052
*	Cava Group Inc.	15,534	1,049
*	Bright Horizons Family Solutions Inc.	8,861	1,046
	H&R Block Inc.	20,677	1,041
	Wyndham Hotels & Resorts Inc.	11,787	1,021
*	Lyft Inc. Class A	62,084	1,007
	Gentex Corp.	35,344	990
*	SiteOne Landscape Supply Inc.	6,898	988
	Bath & Body Works Inc.	33,219	970
*	AutoNation Inc.	4,264	934
	Lear Corp.	8,335	917
*	Amer Sports Inc.	23,245	914
*	Mattel Inc.	49,856	912
	Vail Resorts Inc.	5,570	912
	Hyatt Hotels Corp. Class A	6,280	906
	Nexstar Media Group Inc.	4,404	901
*	Grand Canyon Education Inc.	4,319	871
	Thor Industries Inc.	7,905	866
*	Caesars Entertainment Inc.	32,220	863
*	Etsy Inc.	16,027	850
	VF Corp.	54,572	826
	U-Haul Holding Co.	15,590	814
	Gap Inc.	35,919	791
	Whirlpool Corp.	8,328	776
	Boyd Gaming Corp.	9,024	775
*	Valvoline Inc.	19,831	769
*	Crocs Inc.	8,487	740
*	Liberty Media Corp.-Liberty Live Class C	7,246	706
	Sirius XM Holdings Inc.	29,510	698
	PVH Corp.	8,181	690
	Travel & Leisure Co.	9,757	617
	Macy's Inc.	43,064	570
	News Corp. Class B	16,753	567
*	RH	2,368	534
	Penske Automotive Group Inc.	2,871	529
*	QuantumScape Corp.	63,935	507
	Harley-Davidson Inc.	17,316	504
	Choice Hotels International Inc.	4,197	502
*	Madison Square Garden Sports Corp.	2,497	494
*	Penn Entertainment Inc.	23,167	469
*	YETI Holdings Inc.	12,807	450
*	Birkenstock Holding plc	8,368	436
*	Avis Budget Group Inc.	2,618	414
	Newell Brands Inc.	64,800	384
*,1	Lucid Group Inc.	192,629	381
*	Liberty Media Corp.-Liberty Formula One Class A	3,554	320
*	Liberty Media Corp.-Liberty Live Class A	2,917	276
3

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Wendy's Co.	25,398	270
	Dillard's Inc. Class A	456	243
	Columbia Sportswear Co.	4,121	230
*	Coty Inc. Class A	53,612	230
*	Under Armour Inc. Class A	34,132	171
	Lennar Corp. Class B	1,300	165
*	U-Haul Holding Co. (XNYS)	2,104	121
*	Under Armour Inc. Class C	24,554	121
			1,397,774
Consumer Staples (3.9%)
	Procter & Gamble Co.	368,899	57,932
	Coca-Cola Co.	610,886	42,145
	Philip Morris International Inc.	244,674	40,892
	PepsiCo Inc.	215,201	31,990
	Altria Group Inc.	265,332	17,833
	CVS Health Corp.	196,585	14,380
	McKesson Corp.	19,677	13,511
	Mondelez International Inc. Class A	203,197	12,484
	Colgate-Palmolive Co.	126,225	10,612
	Cencora Inc.	28,806	8,400
	Corteva Inc.	107,848	8,001
*	Monster Beverage Corp.	109,280	6,820
	Kimberly-Clark Corp.	52,068	6,724
	Kroger Co.	95,793	6,499
	Kenvue Inc.	297,864	6,169
	Sysco Corp.	76,129	6,126
	Keurig Dr Pepper Inc.	202,998	5,905
	Archer-Daniels-Midland Co.	75,232	4,713
	General Mills Inc.	86,127	4,249
	Hershey Co.	22,935	4,214
	Kraft Heinz Co.	135,603	3,793
	Church & Dwight Co. Inc.	38,815	3,616
	Kellanova	43,796	3,482
	Constellation Brands Inc. Class A	20,739	3,358
	Casey's General Stores Inc.	5,847	2,891
*	US Foods Holding Corp.	36,402	2,825
	McCormick & Co. Inc.	40,002	2,815
	Tyson Foods Inc. Class A	44,405	2,521
*	Performance Food Group Co.	24,260	2,460
	Clorox Co.	19,539	2,310
*	Sprouts Farmers Market Inc.	15,235	2,141
	J M Smucker Co.	16,142	1,784
	Bunge Global SA	20,679	1,742
*	Celsius Holdings Inc.	25,636	1,612
	Conagra Brands Inc.	74,138	1,418
	Molson Coors Beverage Co. Class B	26,146	1,320
	Ingredion Inc.	9,953	1,289
	Albertsons Cos. Inc. Class A	64,525	1,256
	Lamb Weston Holdings Inc.	21,157	1,217
	Hormel Foods Corp.	45,058	1,146
	Primo Brands Corp.	39,946	1,003
	The Campbell's Co.	30,255	966
	Coca-Cola Consolidated Inc.	8,048	944
*	Post Holdings Inc.	7,831	886
*	Darling Ingredients Inc.	24,268	824
*	BellRing Brands Inc.	19,792	812
	Brown-Forman Corp. Class B	22,932	687
	Flowers Foods Inc.	28,982	436
*	Freshpet Inc.	7,383	412
	Pilgrim's Pride Corp.	6,420	285
*	Boston Beer Co. Inc. Class A	1,272	281
	Brown-Forman Corp. Class A	6,791	206
	Reynolds Consumer Products Inc.	8,481	197
	Seaboard Corp.	40	159
	Smithfield Foods Inc.	3,965	101
			362,794
Energy (3.1%)
	Exxon Mobil Corp.	680,651	77,792
	Chevron Corp.	301,738	48,459
4

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	ConocoPhillips	198,604	19,656
	Williams Cos. Inc.	191,169	11,065
	EOG Resources Inc.	86,723	10,825
	Marathon Petroleum Corp.	49,053	8,815
	Schlumberger NV	235,073	8,660
	Phillips 66	64,192	8,575
	Cheniere Energy Inc.	34,724	8,397
	Kinder Morgan Inc.	305,977	8,255
	ONEOK Inc.	98,443	7,519
	Valero Energy Corp.	48,911	7,435
	Baker Hughes Co.	155,628	7,066
	Targa Resources Corp.	33,686	5,651
	Occidental Petroleum Corp.	105,885	5,041
	EQT Corp.	93,592	4,852
	Diamondback Energy Inc.	30,364	4,517
	Devon Energy Corp.	98,317	3,549
	Expand Energy Corp.	34,623	3,351
*	First Solar Inc.	16,030	3,129
	Halliburton Co.	133,103	3,026
	Coterra Energy Inc.	119,319	2,916
	Texas Pacific Land Corp.	3,037	2,835
	TechnipFMC plc	66,024	2,427
	Ovintiv Inc. (XNYS)	40,430	1,703
	DTE Midstream LLC	15,790	1,645
*	Antero Resources Corp.	45,093	1,439
	Permian Resources Corp.	99,301	1,419
	APA Corp.	55,332	1,285
	HF Sinclair Corp.	24,909	1,268
	Range Resources Corp.	36,775	1,260
	Viper Energy Inc. Class A	26,431	1,053
	Chord Energy Corp.	9,175	1,008
	Antero Midstream Corp.	52,124	927
	Matador Resources Co.	18,134	913
	NOV Inc.	62,015	824
*	Enphase Energy Inc.	19,763	745
	Weatherford International plc	11,132	709
	Civitas Resources Inc.	14,326	527
			290,538
Financials (11.4%)
*	Berkshire Hathaway Inc. Class B	289,626	145,676
	JPMorgan Chase & Co.	436,250	131,494
	Bank of America Corp.	1,077,352	54,665
	Wells Fargo & Co.	511,481	42,034
	Goldman Sachs Group Inc.	47,913	35,707
	Citigroup Inc.	291,074	28,109
	Morgan Stanley	180,991	27,236
	Blackrock Inc.	23,967	27,014
	S&P Global Inc.	48,237	26,455
	Charles Schwab Corp.	267,950	25,680
	Progressive Corp.	92,068	22,746
	Blackstone Inc.	115,190	19,744
	Chubb Ltd.	58,428	16,072
	Marsh & McLennan Cos. Inc.	77,561	15,963
	Intercontinental Exchange Inc.	89,600	15,823
	CME Group Inc.	56,527	15,065
	KKR & Co. Inc.	106,456	14,850
	PNC Financial Services Group Inc.	61,962	12,853
	Moody's Corp.	24,496	12,487
*	Robinhood Markets Inc. Class A	116,312	12,100
	Aon plc Class A (XNYS)	32,950	12,093
	Arthur J Gallagher & Co.	39,801	12,050
	US Bancorp	245,120	11,969
	Bank of New York Mellon Corp.	112,381	11,867
*	Coinbase Global Inc. Class A	32,375	9,859
	Truist Financial Corp.	206,238	9,656
	Travelers Cos. Inc.	35,530	9,647
	Apollo Global Management Inc.	64,943	8,847
	Allstate Corp.	41,561	8,456
	Aflac Inc.	76,748	8,201
5

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Ameriprise Financial Inc.	15,075	7,761
	American International Group Inc.	91,365	7,430
*	NU Holdings Ltd. Class A	500,220	7,403
	MetLife Inc.	88,128	7,170
	MSCI Inc.	11,782	6,689
	Nasdaq Inc.	64,686	6,128
	Prudential Financial Inc.	55,618	6,099
	Hartford Insurance Group Inc.	44,529	5,892
	Ares Management Corp. Class A	29,907	5,359
	Arch Capital Group Ltd.	57,283	5,243
	State Street Corp.	45,249	5,202
	M&T Bank Corp.	25,533	5,149
	Willis Towers Watson plc	15,573	5,089
	Raymond James Financial Inc.	28,741	4,870
	Fifth Third Bancorp	104,741	4,794
	Broadridge Financial Solutions Inc.	18,326	4,685
	LPL Financial Holdings Inc.	12,524	4,565
*	SoFi Technologies Inc.	177,494	4,533
	Brown & Brown Inc.	43,976	4,263
	Huntington Bancshares Inc.	234,623	4,179
	Interactive Brokers Group Inc. Class A	66,703	4,152
	Northern Trust Corp.	30,460	3,999
	Regions Financial Corp.	142,408	3,901
	Cboe Global Markets Inc.	16,501	3,893
*	Markel Group Inc.	1,961	3,842
	Cincinnati Financial Corp.	24,287	3,731
	T Rowe Price Group Inc.	34,519	3,715
	Brookfield Asset Management Ltd. Class A	60,314	3,629
	Citizens Financial Group Inc.	69,200	3,618
	W R Berkley Corp.	47,922	3,436
	First Citizens BancShares Inc. Class A	1,554	3,083
	KeyCorp	150,682	2,917
	Principal Financial Group Inc.	35,139	2,829
	Carlyle Group Inc.	41,577	2,684
	Loews Corp.	27,496	2,662
	Equitable Holdings Inc.	48,598	2,588
	Fidelity National Financial Inc.	41,347	2,475
	East West Bancorp Inc.	21,982	2,311
	Everest Group Ltd.	6,678	2,283
	FactSet Research Systems Inc.	6,006	2,242
	Tradeweb Markets Inc. Class A	18,146	2,239
	Reinsurance Group of America Inc.	10,495	2,044
	Annaly Capital Management Inc.	93,051	1,972
	Unum Group	26,928	1,881
	Evercore Inc. Class A	5,744	1,847
*	Mr. Cooper Group Inc.	9,769	1,842
	RenaissanceRe Holdings Ltd.	7,442	1,808
	Globe Life Inc.	12,909	1,807
	Blue Owl Capital Inc.	97,298	1,802
	Stifel Financial Corp.	15,552	1,793
	First Horizon Corp.	78,294	1,769
	Ally Financial Inc.	42,975	1,764
	Assurant Inc.	7,894	1,702
	Houlihan Lokey Inc.	8,424	1,678
	Webster Financial Corp.	26,070	1,622
	SouthState Corp.	15,608	1,593
	Kinsale Capital Group Inc.	3,437	1,572
	Jefferies Financial Group Inc.	23,874	1,548
	Corebridge Financial Inc.	43,988	1,529
	Western Alliance Bancorp	16,811	1,505
	AGNC Investment Corp.	147,566	1,440
	Comerica Inc.	20,349	1,436
	SEI Investments Co.	16,196	1,430
	Old Republic International Corp.	35,604	1,423
	Wintrust Financial Corp.	10,286	1,412
	American Financial Group Inc.	10,305	1,400
	Primerica Inc.	5,131	1,382
	Popular Inc.	10,544	1,325
	Zions Bancorp NA	22,611	1,312
	Invesco Ltd.	56,804	1,243
6

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Franklin Resources Inc.	47,922	1,230
	TPG Inc.	20,178	1,218
	Cullen / Frost Bankers Inc.	9,263	1,195
	Commerce Bancshares Inc.	19,131	1,185
	Axis Capital Holdings Ltd.	11,779	1,161
	Pinnacle Financial Partners Inc.	11,900	1,157
	OneMain Holdings Inc.	18,566	1,149
	XP Inc. Class A	63,146	1,145
	Lincoln National Corp.	26,444	1,135
	Starwood Property Trust Inc.	55,875	1,133
	Voya Financial Inc.	14,995	1,126
	Synovus Financial Corp.	21,619	1,116
*	Liberty Broadband Corp. Class C	17,397	1,059
	MarketAxess Holdings Inc.	5,662	1,041
	Rithm Capital Corp.	82,126	1,017
	SLM Corp.	32,474	1,016
	First American Financial Corp.	15,341	1,013
	MGIC Investment Corp.	36,413	1,013
	Prosperity Bancshares Inc.	14,197	981
	Affiliated Managers Group Inc.	4,337	975
	Lazard Inc.	17,065	975
	Hanover Insurance Group Inc.	5,563	965
	Hamilton Lane Inc. Class A	6,220	960
	Morningstar Inc.	3,652	958
	Ryan Specialty Holdings Inc.	16,299	921
	FNB Corp.	55,095	920
	Bank OZK	16,585	870
	Columbia Banking System Inc.	32,429	868
	Janus Henderson Group plc	19,480	863
	RLI Corp.	12,699	860
	White Mountains Insurance Group Ltd.	389	712
[1]	Rocket Cos. Inc. Class A	35,869	637
	Assured Guaranty Ltd.	7,233	595
*	Credit Acceptance Corp.	1,070	551
	Virtu Financial Inc. Class A	12,444	522
	Kemper Corp.	9,495	509
	First Hawaiian Inc.	19,449	505
*,1	Freedom Holding Corp.	2,759	472
*	Brighthouse Financial Inc.	8,869	419
	BOK Financial Corp.	3,472	387
	CNA Financial Corp.	3,249	161
*	Liberty Broadband Corp. Class A	2,603	158
	UWM Holdings Corp.	24,306	139
	TFS Financial Corp.	8,126	114
*	Circle Internet Group Inc.	305	40
			1,067,177
Health Care (8.6%)
	Eli Lilly & Co.	125,886	92,222
	Johnson & Johnson	378,114	66,990
	AbbVie Inc.	278,213	58,536
	UnitedHealth Group Inc.	142,900	44,280
	Abbott Laboratories	272,083	36,095
	Merck & Co. Inc.	395,738	33,290
	Thermo Fisher Scientific Inc.	59,363	29,249
*	Intuitive Surgical Inc.	56,046	26,526
*	Boston Scientific Corp.	231,741	24,449
	Amgen Inc.	84,643	24,353
	Gilead Sciences Inc.	195,408	22,075
	Pfizer Inc.	891,400	22,071
	Stryker Corp.	54,021	21,144
	Danaher Corp.	100,046	20,591
	Medtronic plc	201,505	18,702
*	Vertex Pharmaceuticals Inc.	40,372	15,786
	Bristol-Myers Squibb Co.	319,693	15,083
	Cigna Group	42,000	12,637
	Elevance Health Inc.	35,569	11,334
	HCA Healthcare Inc.	27,504	11,111
	Zoetis Inc.	70,246	10,987
	Regeneron Pharmaceuticals Inc.	16,430	9,541
7

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Alnylam Pharmaceuticals Inc.	19,566	8,736
	Becton Dickinson & Co.	45,053	8,694
*	IDEXX Laboratories Inc.	12,642	8,181
*	Edwards Lifesciences Corp.	90,157	7,333
	ResMed Inc.	22,897	6,285
*	Veeva Systems Inc. Class A	23,133	6,227
	Humana Inc.	18,989	5,766
	Agilent Technologies Inc.	45,170	5,676
	Cardinal Health Inc.	37,857	5,632
*	IQVIA Holdings Inc.	27,815	5,307
	GE Healthcare Inc.	71,829	5,296
*	Dexcom Inc.	61,392	4,625
*	Insmed Inc.	28,208	3,839
	STERIS plc	15,466	3,790
*	Insulet Corp.	11,068	3,762
	Labcorp Holdings Inc.	13,189	3,666
*	Natera Inc.	20,508	3,451
	Zimmer Biomet Holdings Inc.	31,308	3,322
	Quest Diagnostics Inc.	17,619	3,200
*	Biogen Inc.	23,415	3,096
*	Waters Corp.	9,419	2,843
	West Pharmaceutical Services Inc.	11,342	2,801
*	Tenet Healthcare Corp.	14,522	2,677
*	Illumina Inc.	25,082	2,507
*	Hologic Inc.	35,419	2,377
*	Centene Corp.	77,289	2,245
	Royalty Pharma plc Class A	60,685	2,183
*	Cooper Cos. Inc.	31,619	2,131
*	United Therapeutics Corp.	6,913	2,107
*	Neurocrine Biosciences Inc.	15,071	2,104
*	Incyte Corp.	24,635	2,084
	Viatris Inc.	190,618	2,011
	Baxter International Inc.	81,325	2,008
	Encompass Health Corp.	15,499	1,887
*	BioMarin Pharmaceutical Inc.	29,603	1,725
*	Solventum Corp.	23,137	1,691
*	Medpace Holdings Inc.	3,549	1,688
	Revvity Inc.	18,703	1,685
*	Penumbra Inc.	5,827	1,589
*	Exelixis Inc.	41,999	1,572
	Universal Health Services Inc. Class B	8,574	1,557
	QIAGEN NV	33,190	1,543
*	Align Technology Inc.	10,649	1,512
*	Molina Healthcare Inc.	8,346	1,509
*	Elanco Animal Health Inc. (XNYS)	76,737	1,408
*	Halozyme Therapeutics Inc.	19,067	1,395
*	Avantor Inc.	102,935	1,387
*	Doximity Inc. Class A	20,345	1,382
*	Exact Sciences Corp.	29,011	1,376
	Bio-Techne Corp.	24,446	1,336
*	Moderna Inc.	55,227	1,330
*	Charles River Laboratories International Inc.	7,577	1,237
*	Henry Schein Inc.	17,014	1,184
*	Jazz Pharmaceuticals plc	9,251	1,182
*	Globus Medical Inc. Class A	17,488	1,072
*	Ionis Pharmaceuticals Inc.	24,232	1,033
	Chemed Corp.	2,238	1,025
*	Revolution Medicines Inc.	26,981	1,024
*	Corcept Therapeutics Inc.	14,624	1,020
*	Repligen Corp.	8,178	1,000
*	Masimo Corp.	7,022	981
*	Tempus AI Inc.	12,810	972
*	Bio-Rad Laboratories Inc. Class A	3,025	901
	Teleflex Inc.	6,970	881
*	DaVita Inc.	5,948	819
*	Roivant Sciences Ltd.	58,837	702
*	Envista Holdings Corp.	26,063	552
	Bruker Corp.	16,039	545
	Perrigo Co. plc	21,143	502
*	Apellis Pharmaceuticals Inc.	16,735	461
8

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Viking Therapeutics Inc.	16,913	458
	DENTSPLY SIRONA Inc.	30,908	442
*,1	Summit Therapeutics Inc. (XNMS)	18,281	433
*	Ultragenyx Pharmaceutical Inc.	13,945	418
*	Inspire Medical Systems Inc.	4,439	416
*	Sotera Health Co.	23,940	392
	Organon & Co.	40,291	380
*	Acadia Healthcare Co. Inc.	14,080	323
*	Sarepta Therapeutics Inc.	14,398	262
*	Certara Inc.	18,825	204
			811,407
Industrials (12.4%)
	Visa Inc. Class A	267,539	94,115
	Mastercard Inc. Class A	127,749	76,048
	General Electric Co.	165,101	45,436
	RTX Corp.	210,013	33,308
	Caterpillar Inc.	72,747	30,484
	American Express Co.	86,343	28,604
*	Boeing Co.	113,863	26,721
	GE Vernova Inc.	42,903	26,298
	Accenture plc Class A	98,252	25,543
	Capital One Financial Corp.	98,650	22,415
	Honeywell International Inc.	101,161	22,205
	Eaton Corp. plc	61,541	21,486
	Union Pacific Corp.	93,924	20,999
	Automatic Data Processing Inc.	64,026	19,467
	Deere & Co.	38,398	18,379
	Parker-Hannifin Corp.	20,184	15,327
	Lockheed Martin Corp.	32,899	14,990
	Trane Technologies plc	35,049	14,566
	Sherwin-Williams Co.	36,582	13,383
	3M Co.	84,587	13,156
	General Dynamics Corp.	39,636	12,865
	Northrop Grumman Corp.	21,286	12,560
	Illinois Tool Works Inc.	45,963	12,164
	TransDigm Group Inc.	8,668	12,125
	CRH plc	106,804	12,064
*	Fiserv Inc.	86,712	11,982
	Emerson Electric Co.	88,508	11,683
	Cintas Corp.	53,917	11,324
	Johnson Controls International plc	103,597	11,073
	Howmet Aerospace Inc.	63,069	10,980
*	PayPal Holdings Inc.	153,079	10,745
	United Parcel Service Inc. Class B (XNYS)	115,150	10,069
	Norfolk Southern Corp.	35,491	9,937
	United Rentals Inc.	10,166	9,722
	CSX Corp.	294,864	9,586
	Quanta Services Inc.	23,206	8,771
*	Axon Enterprise Inc.	11,729	8,765
	Cummins Inc.	21,773	8,675
	Carrier Global Corp.	126,555	8,251
	L3Harris Technologies Inc.	29,250	8,120
	PACCAR Inc.	81,147	8,113
	FedEx Corp.	34,075	7,874
	Paychex Inc.	50,532	7,047
	WW Grainger Inc.	6,936	7,030
	Ferguson Enterprises Inc.	30,347	7,015
*	Block Inc. (XNYS)	85,779	6,831
	AMETEK Inc.	36,099	6,671
	Rockwell Automation Inc.	17,744	6,094
	Vulcan Materials Co.	20,741	6,039
	Martin Marietta Materials Inc.	9,559	5,892
	Verisk Analytics Inc.	21,930	5,880
	Fidelity National Information Services Inc.	82,871	5,785
*	Fair Isaac Corp.	3,722	5,664
	Xylem Inc.	38,221	5,411
	Otis Worldwide Corp.	61,956	5,352
	Westinghouse Air Brake Technologies Corp.	26,606	5,148
	DuPont de Nemours Inc.	65,786	5,060
9

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Ingersoll Rand Inc. (XYNS)	63,348	5,032
	Equifax Inc.	19,442	4,789
	Synchrony Financial	60,830	4,644
*	Keysight Technologies Inc.	27,059	4,422
	Old Dominion Freight Line Inc.	29,275	4,420
	EMCOR Group Inc.	6,970	4,321
*	Mettler-Toledo International Inc.	3,310	4,306
	Veralto Corp.	37,550	3,987
	PPG Industries Inc.	35,764	3,978
*	Teledyne Technologies Inc.	7,322	3,940
	Smurfit WestRock plc	82,085	3,888
	Comfort Systems USA Inc.	5,506	3,873
	Dover Corp.	21,350	3,819
*	Affirm Holdings Inc.	42,352	3,746
	Hubbell Inc.	8,604	3,708
*	Corpay Inc.	10,714	3,489
	Global Payments Inc.	38,753	3,442
	Amcor plc	359,711	3,104
	Packaging Corp. of America	13,988	3,049
*	Trimble Inc.	37,636	3,042
*	Rocket Lab Corp.	61,974	3,012
	HEICO Corp. Class A	11,675	2,860
	Curtiss-Wright Corp.	5,942	2,841
	Lennox International Inc.	5,068	2,827
	Jacobs Solutions Inc.	19,230	2,812
	Pentair plc	25,874	2,782
	Dow Inc.	112,175	2,763
	TransUnion	30,834	2,726
	Snap-on Inc.	8,116	2,640
	AECOM	20,975	2,620
	Carlisle Cos. Inc.	6,787	2,619
	Expeditors International of Washington Inc.	21,717	2,618
	Fortive Corp.	53,725	2,571
*	Zebra Technologies Corp. Class A	8,053	2,554
	RPM International Inc.	20,172	2,528
	Masco Corp.	33,816	2,482
*	Builders FirstSource Inc.	17,723	2,458
	FTAI Aviation Ltd.	15,853	2,439
	CH Robinson Worldwide Inc.	18,673	2,403
	nVent Electric plc	26,209	2,369
	Ball Corp.	44,908	2,364
*	XPO Inc.	18,183	2,358
	BWX Technologies Inc.	14,467	2,344
	Woodward Inc.	9,417	2,324
	Textron Inc.	28,553	2,289
	Allegion plc	13,399	2,275
	Watsco Inc.	5,514	2,219
	Graco Inc.	25,827	2,205
	ITT Inc.	12,545	2,136
	Booz Allen Hamilton Holding Corp.	19,444	2,114
	HEICO Corp.	6,742	2,104
	Lincoln Electric Holdings Inc.	8,441	2,048
*	API Group Corp.	57,328	2,045
	Owens Corning	13,211	1,984
*	Core & Main Inc. Class A	30,291	1,960
	IDEX Corp.	11,766	1,935
*	TopBuild Corp.	4,539	1,910
	Nordson Corp.	8,389	1,888
	Jack Henry & Associates Inc.	11,552	1,886
*	QXO Inc.	92,632	1,865
	Stanley Black & Decker Inc.	24,700	1,835
	JB Hunt Transport Services Inc.	12,425	1,801
	Crown Holdings Inc.	18,019	1,791
*	MasTec Inc.	9,688	1,760
*	ATI Inc.	21,768	1,688
*	Generac Holdings Inc.	9,100	1,686
	Huntington Ingalls Industries Inc.	6,076	1,645
	WESCO International Inc.	7,460	1,640
	CNH Industrial NV	140,038	1,603
	Advanced Drainage Systems Inc.	11,008	1,585
10

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Acuity Inc.	4,806	1,569
	Applied Industrial Technologies Inc.	5,927	1,562
	Regal Rexnord Corp.	10,286	1,536
	Tetra Tech Inc.	41,597	1,515
	Donaldson Co. Inc.	18,562	1,479
	Crane Co.	7,667	1,421
	AptarGroup Inc.	10,187	1,419
	Oshkosh Corp.	9,930	1,384
	Armstrong World Industries Inc.	6,672	1,306
	A O Smith Corp.	17,949	1,280
	Toro Co.	15,555	1,261
*	Paylocity Holding Corp.	7,020	1,258
	Simpson Manufacturing Co. Inc.	6,501	1,242
*	Saia Inc.	4,155	1,232
	Eagle Materials Inc.	5,138	1,186
	Ryder System Inc.	6,243	1,171
	Allison Transmission Holdings Inc.	13,235	1,156
	Cognex Corp.	26,051	1,145
	Valmont Industries Inc.	3,087	1,133
	Genpact Ltd.	24,995	1,133
	Fortune Brands Innovations Inc.	18,874	1,104
	Flowserve Corp.	20,227	1,085
	MKS Inc.	10,477	1,083
*	ExlService Holdings Inc.	24,627	1,078
	Knight-Swift Transportation Holdings Inc.	24,552	1,078
*	Middleby Corp.	7,829	1,071
*	Axalta Coating Systems Ltd.	34,003	1,063
*	Mohawk Industries Inc.	7,965	1,057
	AGCO Corp.	9,679	1,047
	Graphic Packaging Holding Co.	46,464	1,035
	Esab Corp.	8,874	1,024
*	Trex Co. Inc.	16,565	1,021
*	Gates Industrial Corp. plc	39,352	1,006
	Littelfuse Inc.	3,814	991
	Vontier Corp.	22,953	985
	MSA Safety Inc.	5,743	980
	Air Lease Corp.	16,170	974
*	GXO Logistics Inc.	17,840	939
*	Shift4 Payments Inc. Class A	10,354	936
	Louisiana-Pacific Corp.	9,784	931
*	WEX Inc.	5,274	904
*	FTI Consulting Inc.	5,200	877
	AAON Inc.	10,431	865
*	Aurora Innovation Inc.	153,330	863
*	Kirby Corp.	8,786	854
*	Spirit AeroSystems Holdings Inc. Class A	18,131	754
	Sealed Air Corp.	22,639	735
*	Ralliant Corp.	17,569	735
	Sensata Technologies Holding plc	22,519	733
	Sonoco Products Co.	15,280	722
	Landstar System Inc.	5,386	713
	Brunswick Corp.	11,090	705
	WillScot Holdings Corp.	27,616	669
*	BILL Holdings Inc.	14,309	664
	Silgan Holdings Inc.	13,709	643
*	Everus Construction Group Inc.	7,898	620
*	Amentum Holdings Inc.	24,716	617
	MSC Industrial Direct Co. Inc. Class A	6,820	615
*	Euronet Worldwide Inc.	6,296	587
*	StandardAero Inc.	21,985	582
	Robert Half Inc.	15,356	573
	ADT Inc.	61,994	540
*	Hayward Holdings Inc.	30,768	495
	Leonardo DRS Inc.	11,791	491
*	Loar Holdings Inc.	6,618	468
*	James Hardie Industries plc	22,871	460
	Crane NXT Co.	7,605	454
	Western Union Co.	51,267	444
*	Karman Holdings Inc.	7,451	398
	ManpowerGroup Inc.	7,144	303
11

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Schneider National Inc. Class B	8,010	198
			1,158,664
Real Estate (2.3%)
	Welltower Inc.	102,806	17,300
	Prologis Inc.	145,653	16,572
	American Tower Corp.	73,581	14,999
	Equinix Inc.	15,334	12,055
	Simon Property Group Inc.	51,001	9,214
	Digital Realty Trust Inc.	53,025	8,889
	Realty Income Corp.	140,604	8,262
*	CBRE Group Inc. Class A	46,606	7,556
	Public Storage	24,733	7,286
	Crown Castle Inc.	67,978	6,739
*	CoStar Group Inc.	65,545	5,866
	VICI Properties Inc.	165,736	5,599
	Extra Space Storage Inc.	33,093	4,751
	Ventas Inc.	68,604	4,671
	AvalonBay Communities Inc.	22,353	4,378
	Iron Mountain Inc.	46,112	4,257
	Equity Residential	59,617	3,942
	SBA Communications Corp.	16,919	3,466
	Invitation Homes Inc.	96,658	3,024
	Weyerhaeuser Co.	114,526	2,963
	Essex Property Trust Inc.	10,071	2,721
	Mid-America Apartment Communities Inc.	18,556	2,706
	Sun Communities Inc.	20,012	2,539
	Kimco Realty Corp.	106,075	2,386
	WP Carey Inc.	34,484	2,314
	Alexandria Real Estate Equities Inc.	27,308	2,251
*	Jones Lang LaSalle Inc.	7,348	2,245
*	Zillow Group Inc. Class C	25,839	2,178
	Regency Centers Corp.	28,107	2,038
	UDR Inc.	51,400	2,034
	Healthpeak Properties Inc.	111,062	1,992
	Gaming & Leisure Properties Inc.	41,069	1,972
	American Homes 4 Rent Class A	53,172	1,905
	Omega Healthcare Investors Inc.	44,700	1,903
	Camden Property Trust	16,728	1,873
	Host Hotels & Resorts Inc.	106,788	1,838
	BXP Inc.	24,663	1,788
	Lamar Advertising Co. Class A	14,017	1,784
	Equity LifeStyle Properties Inc.	29,506	1,779
	Rexford Industrial Realty Inc.	36,917	1,529
	CubeSmart	35,260	1,443
	EastGroup Properties Inc.	8,124	1,377
	Federal Realty Investment Trust	13,255	1,333
	Brixmor Property Group Inc.	47,402	1,327
	NNN REIT Inc.	29,144	1,251
	Agree Realty Corp.	16,872	1,227
	STAG Industrial Inc.	29,107	1,073
	First Industrial Realty Trust Inc.	19,873	1,045
	Vornado Realty Trust	27,376	1,041
	Healthcare Realty Trust Inc.	50,946	885
	Cousins Properties Inc.	25,897	764
	Kilroy Realty Corp.	18,323	762
	Millrose Properties Inc.	18,596	657
	Americold Realty Trust Inc.	44,253	639
*	Zillow Group Inc. Class A	7,803	636
	Rayonier Inc.	24,031	632
	EPR Properties	11,587	629
	Highwoods Properties Inc.	16,458	519
	Lineage Inc.	10,960	459
*	Howard Hughes Holdings Inc.	4,800	366
	Park Hotels & Resorts Inc.	30,480	358
	National Storage Affiliates Trust	10,928	352
	Medical Properties Trust Inc.	77,493	349
			212,688
12

Russell 1000 Index Fund
		Shares	Market Value• ($000)
Technology (37.3%)
	NVIDIA Corp.	3,676,720	640,411
	Microsoft Corp.	1,165,068	590,328
	Apple Inc.	2,315,677	537,561
	Meta Platforms Inc. Class A	343,029	253,396
	Broadcom Inc.	725,563	215,775
	Alphabet Inc. Class A	912,656	194,314
	Alphabet Inc. Class C	744,102	158,888
	Oracle Corp.	260,205	58,840
*	Palantir Technologies Inc. Class A	343,271	53,794
*	Advanced Micro Devices Inc.	252,927	41,133
	Salesforce Inc.	146,614	37,570
	International Business Machines Corp.	146,243	35,609
*	ServiceNow Inc.	32,468	29,788
	Texas Instruments Inc.	142,717	28,897
	Intuit Inc.	42,870	28,594
	QUALCOMM Inc.	172,645	27,749
*	Adobe Inc.	66,843	23,843
	Micron Technology Inc.	175,685	20,908
	Amphenol Corp. Class A	189,810	20,663
	Applied Materials Inc.	127,553	20,505
	Lam Research Corp.	201,158	20,146
*	Palo Alto Networks Inc.	103,216	19,665
	Analog Devices Inc.	77,985	19,598
	KLA Corp.	20,915	18,238
*	AppLovin Corp. Class A	37,405	17,902
*	Synopsys Inc.	29,002	17,503
*	Intel Corp.	687,192	16,733
*	Crowdstrike Holdings Inc. Class A	38,469	16,299
*	Cadence Design Systems Inc.	42,816	15,004
*	DoorDash Inc. Class A	56,308	13,810
*	Strategy Inc.	39,165	13,097
*	Snowflake Inc.	49,149	11,730
*	Autodesk Inc.	33,454	10,528
*	Cloudflare Inc. Class A	48,531	10,129
	Roper Technologies Inc.	16,871	8,879
	Marvell Technology Inc.	135,892	8,543
	Corning Inc.	122,419	8,206
*	Fortinet Inc.	99,921	7,871
*	Workday Inc. Class A	33,989	7,845
	Vertiv Holdings Co. Class A	59,578	7,599
*	Datadog Inc. Class A	48,353	6,609
	Dell Technologies Inc. Class C	49,892	6,094
	Monolithic Power Systems Inc.	7,265	6,072
	Cognizant Technology Solutions Corp. Class A	77,407	5,593
	Microchip Technology Inc.	82,771	5,380
	Hewlett Packard Enterprise Co.	206,316	4,657
*	Atlassian Corp. Ltd. Class A	25,405	4,516
	Western Digital Corp.	54,549	4,382
*	Zscaler Inc.	15,352	4,253
	HP Inc.	148,654	4,243
*	Reddit Inc. Class A	18,334	4,127
*	Astera Labs Inc.	22,536	4,106
*	PTC Inc.	18,817	4,017
*	MongoDB Inc.	12,499	3,945
*	HubSpot Inc.	8,113	3,920
*	Tyler Technologies Inc.	6,781	3,817
*	Pure Storage Inc. Class A	48,339	3,752
	Leidos Holdings Inc.	20,132	3,642
	NetApp Inc.	32,049	3,615
	VeriSign Inc.	13,214	3,612
	CDW Corp.	20,738	3,417
*	Pinterest Inc. Class A	93,215	3,414
	Jabil Inc.	16,622	3,405
*	Zoom Communications Inc.	41,503	3,379
*	Super Micro Computer Inc. (XNGS)	80,828	3,358
*	ON Semiconductor Corp.	66,398	3,293
*	Flex Ltd.	60,196	3,228
*	Toast Inc. Class A	71,341	3,217
*	GoDaddy Inc. Class A	21,663	3,213
13

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Teradyne Inc.	25,520	3,017
	SS&C Technologies Holdings Inc.	33,471	2,968
*	Gartner Inc.	11,772	2,957
*	Guidewire Software Inc.	13,234	2,872
*	F5 Inc.	9,114	2,854
*	Nutanix Inc. Class A	40,325	2,710
	Gen Digital Inc. (XNGS)	87,004	2,628
*	Okta Inc.	26,136	2,425
*	Docusign Inc.	31,255	2,396
*	Twilio Inc. Class A	22,394	2,365
*	Dynatrace Inc.	46,553	2,356
*	Coherent Corp.	23,879	2,160
*	Manhattan Associates Inc.	9,566	2,061
	Entegris Inc.	23,859	1,998
*	Unity Software Inc.	49,365	1,945
	Paycom Software Inc.	7,990	1,815
*	Akamai Technologies Inc.	22,928	1,814
	TD SYNNEX Corp.	12,252	1,814
	Skyworks Solutions Inc.	23,798	1,783
*	Dayforce Inc.	23,782	1,659
*	CACI International Inc. Class A	3,375	1,619
*	Samsara Inc. Class A	41,761	1,509
*	EPAM Systems Inc.	8,528	1,504
	Amdocs Ltd.	17,191	1,471
	Match Group Inc.	37,953	1,417
*	Lattice Semiconductor Corp.	21,207	1,408
	Bentley Systems Inc. Class B	24,511	1,364
*	Rubrik Inc. Class A	15,106	1,350
*	Qorvo Inc.	14,520	1,317
*	MACOM Technology Solutions Holdings Inc.	9,860	1,264
*	Procore Technologies Inc.	17,855	1,241
*	Elastic NV	14,126	1,202
*	Maplebear Inc.	26,851	1,165
*	Kyndryl Holdings Inc.	36,022	1,145
*	Sandisk Corp.	20,957	1,100
*	Arrow Electronics Inc.	8,015	1,013
	KBR Inc.	20,047	1,012
*	Gitlab Inc. Class A	20,506	985
	Universal Display Corp.	6,848	949
*	Appfolio Inc. Class A	3,417	948
*	Cirrus Logic Inc.	8,219	939
*	Dropbox Inc. Class A	31,429	913
*	CCC Intelligent Solutions Holdings Inc.	89,153	883
	Science Applications International Corp.	7,303	860
*	SentinelOne Inc. Class A	45,494	858
*	Confluent Inc. Class A	43,145	857
*	Onto Innovation Inc.	7,554	801
*	UiPath Inc. Class A	68,002	756
	Pegasystems Inc.	13,501	732
	Avnet Inc.	13,332	728
	Dolby Laboratories Inc. Class A	9,380	672
*	Parsons Corp.	8,181	655
*	Allegro MicroSystems Inc.	19,103	589
*	GLOBALFOUNDRIES Inc.	15,941	532
*	nCino Inc.	16,530	531
*	ZoomInfo Technologies Inc.	45,871	500
*	Globant SA	6,700	451
	Amkor Technology Inc.	17,723	429
*	DXC Technology Co.	28,120	406
*	Informatica Inc. Class A	16,254	405
*	IAC Inc.	10,434	382
*	RingCentral Inc. Class A	12,430	379
	Concentrix Corp.	7,034	371
*	DoubleVerify Holdings Inc.	21,027	342
*	IPG Photonics Corp.	3,880	317
*	Teradata Corp.	14,779	310
*	Trump Media & Technology Group Corp.	16,072	282
*	Clarivate plc	54,982	239
*	SailPoint Inc.	9,287	192
	Ingram Micro Holding Corp.	3,179	62
14

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Figma Inc. Class A	147	10
			3,496,130
Telecommunications (2.0%)
	Cisco Systems Inc.	625,261	43,199
	AT&T Inc.	1,101,452	32,261
	Verizon Communications Inc.	663,236	29,335
*	Arista Networks Inc.	161,857	22,102
	Comcast Corp. Class A	581,651	19,759
	T-Mobile US Inc.	71,519	18,022
	Motorola Solutions Inc.	26,151	12,355
*	Charter Communications Inc. Class A	14,221	3,777
*	Ciena Corp.	21,955	2,063
*	Roku Inc.	20,061	1,937
*	Lumentum Holdings Inc.	10,719	1,424
*	Frontier Communications Parent Inc.	36,540	1,355
*	AST SpaceMobile Inc.	26,827	1,313
	Millicom International Cellular SA	16,005	773
	Iridium Communications Inc.	14,737	367
	Ubiquiti Inc.	650	343
*	Liberty Global Ltd. Class A	25,433	299
*	Liberty Global Ltd. Class C	22,284	266
*	GCI Liberty Inc. Class C	3,483	128
*	GCI Liberty Inc. Class A	515	19
*,2	GCI Liberty Inc.	11,885	—
			191,097
Utilities (2.5%)
	NextEra Energy Inc.	324,257	23,363
	Southern Co.	173,004	15,968
	Constellation Energy Corp.	49,135	15,133
	Duke Energy Corp.	122,228	14,972
	Waste Management Inc.	58,206	13,177
	Vistra Corp.	52,997	10,022
	American Electric Power Co. Inc.	84,119	9,339
	Sempra	102,321	8,448
	Dominion Energy Inc.	133,770	8,013
	Republic Services Inc.	31,708	7,419
	Exelon Corp.	158,364	6,917
	Xcel Energy Inc.	90,482	6,550
	Public Service Enterprise Group Inc.	78,257	6,443
	Entergy Corp.	67,608	5,956
	Consolidated Edison Inc.	56,750	5,574
	WEC Energy Group Inc.	50,129	5,339
	PG&E Corp.	344,425	5,263
	NRG Energy Inc.	31,148	4,534
	DTE Energy Co.	32,585	4,453
	American Water Works Co. Inc.	30,639	4,397
	PPL Corp.	116,530	4,250
	Ameren Corp.	42,458	4,236
	Atmos Energy Corp.	24,932	4,142
	CenterPoint Energy Inc.	102,650	3,871
	FirstEnergy Corp.	86,579	3,776
	Eversource Energy	57,898	3,709
	Edison International	60,231	3,381
	CMS Energy Corp.	47,022	3,365
	NiSource Inc.	75,057	3,173
*	Talen Energy Corp.	7,059	2,675
	Alliant Energy Corp.	40,877	2,660
	Evergy Inc.	35,802	2,551
*	Clean Harbors Inc.	7,888	1,910
	Essential Utilities Inc.	44,643	1,764
	Pinnacle West Capital Corp.	18,540	1,657
	AES Corp.	110,679	1,499
	OGE Energy Corp.	31,296	1,398
	National Fuel Gas Co.	13,925	1,208
	UGI Corp.	33,516	1,161
	IDACORP Inc.	8,369	1,047
	Brookfield Renewable Corp. (XTSE)	20,964	706
	MDU Resources Group Inc.	31,477	513
	Clearway Energy Inc. Class C	14,774	440
15

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Clearway Energy Inc. Class A	3,091	87
			236,459
Total Common Stocks (Cost $5,682,990)			9,364,939
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[3,4]	Vanguard Market Liquidity Fund, 4.362% (Cost $3,259)	32,598	3,259
Total Investments (99.9%) (Cost $5,686,249)			9,368,198
Other Assets and Liabilities—Net (0.1%)			8,948
Net Assets (100%)			9,377,146
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,381.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,631 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	37	11,975	113

See accompanying Notes, which are an integral part of the Financial Statements.
16

Russell 1000 Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,682,990)	9,364,939
Affiliated Issuers (Cost $3,259)	3,259
Total Investments in Securities	9,368,198
Investment in Vanguard	235
Cash	251
Cash Collateral Pledged—Futures Contracts	670
Receivables for Investment Securities Sold	10
Receivables for Accrued Income	8,962
Receivables for Capital Shares Issued	4,867
Total Assets	9,383,193
Liabilities
Payables for Investment Securities Purchased	285
Collateral for Securities on Loan	1,631
Payables for Capital Shares Redeemed	3,787
Payables to Vanguard	274
Variation Margin Payable—Futures Contracts	70
Total Liabilities	6,047
Net Assets	9,377,146
1 Includes $1,381 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	6,000,701
Total Distributable Earnings (Loss)	3,376,445
Net Assets	9,377,146

ETF Shares—Net Assets
Applicable to 22,750,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,671,204
Net Asset Value Per Share—ETF Shares	$293.24

Institutional Shares—Net Assets
Applicable to 4,763,194 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,705,942
Net Asset Value Per Share—Institutional Shares	$568.09

See accompanying Notes, which are an integral part of the Financial Statements.
17

Russell 1000 Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	103,641
Interest[2]	698
Securities Lending—Net	67
Total Income	104,406
Expenses
The Vanguard Group—Note B
Investment Advisory Services	162
Management and Administrative—ETF Shares	3,411
Management and Administrative—Institutional Shares	1,342
Marketing and Distribution—ETF Shares	205
Marketing and Distribution—Institutional Shares	59
Custodian Fees	309
Auditing Fees	26
Shareholders’ Reports and Proxy Fees—ETF Shares	174
Shareholders’ Reports and Proxy Fees—Institutional Shares	4
Trustees’ Fees and Expenses	5
Other Expenses	29
Total Expenses	5,726
Net Investment Income	98,680
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	380,867
Futures Contracts	201
Realized Net Gain (Loss)	381,068
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	811,899
Futures Contracts	(266)
Change in Unrealized Appreciation (Depreciation)	811,633
Net Increase (Decrease) in Net Assets Resulting from Operations	1,291,381
1	Dividends are net of foreign withholding taxes of $18.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $638, ($1), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $415,852 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Russell 1000 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	98,680	89,497
Realized Net Gain (Loss)	381,068	164,963
Change in Unrealized Appreciation (Depreciation)	811,633	1,325,304
Net Increase (Decrease) in Net Assets Resulting from Operations	1,291,381	1,579,764
Distributions
ETF Shares	(67,469)	(62,269)
Institutional Shares	(29,513)	(31,095)
Total Distributions	(96,982)	(93,364)
Capital Share Transactions
ETF Shares	770,891	261,289
Institutional Shares	48,221	(197,503)
Net Increase (Decrease) from Capital Share Transactions	819,112	63,786
Total Increase (Decrease)	2,013,511	1,550,186
Net Assets
Beginning of Period	7,363,635	5,813,449
End of Period	9,377,146	7,363,635

See accompanying Notes, which are an integral part of the Financial Statements.
19

Russell 1000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$255.56	$204.87	$180.47	$210.32	$161.36
Investment Operations
Net Investment Income[1]	3.275	3.061	2.956	2.757	2.459
Net Realized and Unrealized Gain (Loss) on Investments	37.654	50.824	24.306	(29.909)	48.925
Total from Investment Operations	40.929	53.885	27.262	(27.152)	51.384
Distributions
Dividends from Net Investment Income	(3.249)	(3.195)	(2.862)	(2.698)	(2.424)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.249)	(3.195)	(2.862)	(2.698)	(2.424)
Net Asset Value, End of Period	$293.24	$255.56	$204.87	$180.47	$210.32
Total Return	16.16%	26.54%	15.34%	-13.02%	32.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,671	$5,047	$3,785	$2,721	$2,682
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.36%	1.59%	1.39%	1.34%
Portfolio Turnover Rate[3]	3%	3%	8%	10%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Russell 1000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$495.09	$396.88	$349.62	$407.44	$312.59
Investment Operations
Net Investment Income[1]	6.388	5.963	5.737	5.354	4.807
Net Realized and Unrealized Gain (Loss) on Investments	72.953	98.475	47.099	(57.922)	94.766
Total from Investment Operations	79.341	104.438	52.836	(52.568)	99.573
Distributions
Dividends from Net Investment Income	(6.341)	(6.228)	(5.576)	(5.252)	(4.723)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.341)	(6.228)	(5.576)	(5.252)	(4.723)
Net Asset Value, End of Period	$568.09	$495.09	$396.88	$349.62	$407.44
Total Return	16.17%	26.55%	15.35%	-13.01%	32.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,706	$2,316	$2,029	$2,174	$2,822
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.37%	1.60%	1.39%	1.36%
Portfolio Turnover Rate[3]	3%	3%	8%	10%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Russell 1000 Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
22

Russell 1000 Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $235,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,364,939	—	—	9,364,939
Temporary Cash Investments	3,259	—	—	3,259
Total	9,368,198	—	—	9,368,198
Derivative Financial Instruments
Assets
Futures Contracts[1]	113	—	—	113
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	415,751
Total Distributable Earnings (Loss)	(415,751)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized
23

Russell 1000 Index Fund
gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	17,592
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	3,650,768
Capital Loss Carryforwards	(291,915)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	3,376,445
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	96,982	93,364
Long-Term Capital Gains	—	—
Total	96,982	93,364
*	Includes short-term capital gains, if any.
E.	As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,717,430
Gross Unrealized Appreciation	3,962,390
Gross Unrealized Depreciation	(311,622)
Net Unrealized Appreciation (Depreciation)	3,650,768
F.	During the year ended August 31, 2025, the fund purchased $458,499,000 of investment securities and sold $252,896,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,269,297,000 and $638,288,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $69,958,000 and sales were $52,177,000, resulting in net realized loss of $14,215,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,411,575	5,415	545,454	2,475
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(640,684)	(2,415)	(284,165)	(1,200)
Net Increase (Decrease)—ETF Shares	770,891	3,000	261,289	1,275
Institutional Shares
Issued	385,231	732	99,518	234
Issued in Lieu of Cash Distributions	26,958	52	27,388	64
Redeemed	(363,968)	(700)	(324,409)	(730)
Net Increase (Decrease)—Institutional Shares	48,221	84	(197,503)	(432)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
24

Russell 1000 Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
25

Russell 1000 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.9%)
	Linde plc	245,234	117,293
	Newmont Corp. (XNYS)	581,338	43,252
	Air Products & Chemicals Inc.	116,008	34,119
	Freeport-McMoRan Inc.	746,930	33,164
	Ecolab Inc.	98,371	27,253
	Nucor Corp.	119,947	17,840
	International Paper Co.	273,700	13,597
	Anglogold Ashanti plc (XNYS)	231,135	13,096
	International Flavors & Fragrances Inc.	133,775	9,031
	Steel Dynamics Inc.	66,318	8,682
	Reliance Inc.	27,565	8,150
	LyondellBasell Industries NV Class A	133,762	7,538
	CF Industries Holdings Inc.	86,496	7,493
	Avery Dennison Corp.	40,620	6,972
	Royal Gold Inc.	34,305	6,161
	Mosaic Co.	164,763	5,503
	Mueller Industries Inc.	56,623	5,432
	Fastenal Co.	107,119	5,320
	Albemarle Corp.	61,416	5,215
*	RBC Bearings Inc.	12,900	5,031
	Carpenter Technology Corp.	20,699	4,986
*,1	MP Materials Corp.	67,549	4,805
	Alcoa Corp.	134,834	4,340
	Eastman Chemical Co.	59,924	4,215
	Southern Copper Corp.	43,107	4,142
	Element Solutions Inc.	117,467	3,021
	Celanese Corp.	58,334	2,778
*	Cleveland-Cliffs Inc.	253,854	2,729
	Hexcel Corp.	41,713	2,634
	NewMarket Corp.	3,094	2,559
	FMC Corp.	64,875	2,537
	Timken Co.	32,681	2,524
	Westlake Corp.	17,406	1,529
	Olin Corp.	59,973	1,419
	Scotts Miracle-Gro Co.	22,870	1,400
	Ashland Inc.	24,493	1,375
	Huntsman Corp.	85,567	955
			428,090
Consumer Discretionary (11.6%)
*	Amazon.com Inc.	1,377,242	315,388
	Walmart Inc.	2,045,041	198,328
	Walt Disney Co.	945,718	111,954
	McDonald's Corp.	352,208	110,431
	Lowe's Cos. Inc.	292,685	75,530
	Home Depot Inc.	123,696	50,316
	NIKE Inc. Class B	604,209	46,748
	Starbucks Corp.	515,411	45,454
	TJX Cos. Inc.	292,049	39,897
*	AutoZone Inc.	7,356	30,884
	General Motors Co.	504,626	29,566
	DR Horton Inc.	143,268	24,281
	Ford Motor Co.	2,038,671	23,995
	Electronic Arts Inc.	136,204	23,420
	Target Corp.	237,364	22,782
	eBay Inc.	240,517	21,793
	Delta Air Lines Inc.	340,597	21,042
	Garmin Ltd.	85,106	20,580
	Ross Stores Inc.	134,613	19,810
*	United Airlines Holdings Inc.	169,974	17,847
26

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Lennar Corp. Class A	119,638	15,929
*	Take-Two Interactive Software Inc.	61,777	14,411
	Yum! Brands Inc.	96,651	14,205
	PulteGroup Inc.	104,282	13,767
*	Warner Bros Discovery Inc.	1,164,836	13,559
	Dollar General Corp.	114,709	12,476
*	Carnival Corp.	390,326	12,448
*	NVR Inc.	1,465	11,892
*	Dollar Tree Inc.	106,077	11,580
	Estee Lauder Cos. Inc. Class A	122,045	11,195
	RB Global Inc. (XTSE)	90,907	10,412
	Genuine Parts Co.	72,422	10,091
	Williams-Sonoma Inc.	52,604	9,900
*	Aptiv plc	119,538	9,507
*	Ulta Beauty Inc.	17,684	8,713
	Omnicom Group Inc.	100,926	7,906
	Southwest Airlines Co.	238,879	7,859
*	Liberty Media Corp.-Liberty Formula One Class C	75,576	7,550
	Best Buy Co. Inc.	100,925	7,432
	Marriott International Inc. Class A	27,660	7,409
	Toll Brothers Inc.	51,646	7,179
	Fox Corp. Class A	112,591	6,722
	Dick's Sporting Goods Inc.	28,262	6,014
	Booking Holdings Inc.	1,034	5,789
	Service Corp. International	72,769	5,767
	News Corp. Class A	195,783	5,758
*	BJ's Wholesale Club Holdings Inc.	58,158	5,681
	Ralph Lauren Corp.	18,932	5,621
	Hasbro Inc.	69,036	5,604
	Wynn Resorts Ltd.	43,575	5,523
*	Rivian Automotive Inc. Class A	404,713	5,492
	Aramark	137,825	5,390
	Domino's Pizza Inc.	11,561	5,298
	Interpublic Group of Cos. Inc.	192,764	5,174
	New York Times Co. Class A	83,832	5,017
*	CarMax Inc.	79,649	4,886
	BorgWarner Inc. (XNYS)	113,852	4,868
*	Flutter Entertainment plc	15,816	4,858
*	GameStop Corp. Class A	213,763	4,790
	Pool Corp.	15,269	4,744
*	Lululemon Athletica Inc.	23,311	4,713
	LKQ Corp.	135,496	4,420
*	Skechers USA Inc. Class A	68,197	4,302
*	American Airlines Group Inc.	318,731	4,261
*	MGM Resorts International	106,990	4,246
*	Five Below Inc.	28,125	4,081
*	Ollie's Bargain Outlet Holdings Inc.	31,963	4,054
	Lithia Motors Inc.	11,873	3,997
	TKO Group Holdings Inc.	20,601	3,905
	Restaurant Brands International Inc.	61,200	3,876
*	SharkNinja Inc.	32,885	3,846
	Fox Corp. Class B	69,163	3,773
*	O'Reilly Automotive Inc.	36,038	3,736
*	e.l.f. Beauty Inc.	28,592	3,574
*	Alaska Air Group Inc.	52,894	3,321
	Gentex Corp.	117,962	3,304
	Bath & Body Works Inc.	111,008	3,243
*	AutoNation Inc.	14,359	3,146
*	Floor & Decor Holdings Inc. Class A	37,950	3,109
*	Mattel Inc.	167,620	3,067
*	Amer Sports Inc.	77,985	3,066
	Lear Corp.	27,818	3,060
*	Bright Horizons Family Solutions Inc.	25,875	3,054
	Hyatt Hotels Corp. Class A	21,006	3,031
*	Wayfair Inc. Class A	40,142	2,995
	Thor Industries Inc.	26,584	2,914
	H&R Block Inc.	57,601	2,900
*	Caesars Entertainment Inc.	107,764	2,885
	Nexstar Media Group Inc.	13,849	2,833
*	Lyft Inc. Class A	174,414	2,829
27

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	VF Corp.	183,263	2,773
	Gap Inc.	120,108	2,644
	Whirlpool Corp.	28,049	2,613
	Boyd Gaming Corp.	30,324	2,604
*	Crocs Inc.	28,444	2,480
	Sirius XM Holdings Inc.	99,159	2,344
*	Liberty Media Corp.-Liberty Live Class C	23,899	2,327
	PVH Corp.	27,258	2,298
*	SiteOne Landscape Supply Inc.	15,643	2,241
*	Grand Canyon Education Inc.	10,443	2,105
	News Corp. Class B	60,162	2,038
	Macy's Inc.	144,562	1,913
	U-Haul Holding Co.	34,638	1,809
	Penske Automotive Group Inc.	9,666	1,783
*	QuantumScape Corp.	214,768	1,703
	Harley-Davidson Inc.	58,349	1,699
*	Madison Square Garden Sports Corp.	8,402	1,662
*	Penn Entertainment Inc.	77,742	1,573
*	Copart Inc.	31,710	1,548
*	YETI Holdings Inc.	42,965	1,511
*	RH	6,627	1,496
	Travel & Leisure Co.	21,971	1,389
	Newell Brands Inc.	217,500	1,288
*,1	Lucid Group Inc.	648,289	1,284
*	Etsy Inc.	23,059	1,222
	Choice Hotels International Inc.	9,798	1,172
*	Birkenstock Holding plc	19,510	1,017
*	Liberty Media Corp.-Liberty Live Class A	10,250	970
*	Avis Budget Group Inc.	5,820	921
	Tapestry Inc.	8,905	907
	Dillard's Inc. Class A	1,550	826
*	Coty Inc. Class A	180,257	772
	Columbia Sportswear Co.	13,581	757
*	Liberty Media Corp.-Liberty Formula One Class A	8,133	733
	Darden Restaurants Inc.	3,052	632
	Lennar Corp. Class B	4,539	577
	Vail Resorts Inc.	3,428	562
	Churchill Downs Inc.	5,377	558
*	Norwegian Cruise Line Holdings Ltd.	22,393	556
	Wendy's Co.	48,111	510
*	Under Armour Inc. Class A	98,557	493
*	Under Armour Inc. Class C	97,848	481
	Wyndham Hotels & Resorts Inc.	4,111	356
*	Valvoline Inc.	7,535	292
*	U-Haul Holding Co. (XNYS)	649	37
			1,745,479
Consumer Staples (6.5%)
	Procter & Gamble Co.	1,226,639	192,631
	Philip Morris International Inc.	813,633	135,983
	PepsiCo Inc.	617,623	91,810
	Coca-Cola Co.	1,038,549	71,650
	Altria Group Inc.	880,945	59,208
	CVS Health Corp.	654,066	47,845
	Mondelez International Inc. Class A	676,617	41,571
	Corteva Inc.	357,248	26,504
	Kroger Co.	316,683	21,484
	Kenvue Inc.	992,292	20,550
	Keurig Dr Pepper Inc.	676,322	19,674
	Colgate-Palmolive Co.	220,865	18,568
	Archer-Daniels-Midland Co.	249,618	15,636
	Kimberly-Clark Corp.	111,038	14,339
	General Mills Inc.	286,021	14,109
	Kraft Heinz Co.	445,932	12,473
	Hershey Co.	66,889	12,291
	Church & Dwight Co. Inc.	128,620	11,982
	Kellanova	145,098	11,535
	Constellation Brands Inc. Class A	68,238	11,050
	Sysco Corp.	117,692	9,471
	McCormick & Co. Inc.	132,236	9,305
28

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	US Foods Holding Corp.	119,909	9,305
	Tyson Foods Inc. Class A	146,122	8,297
	Casey's General Stores Inc.	16,430	8,125
	Clorox Co.	64,353	7,607
*	Performance Food Group Co.	69,838	7,082
	J M Smucker Co.	54,123	5,981
	Bunge Global SA	69,385	5,844
	Conagra Brands Inc.	248,406	4,752
	Molson Coors Beverage Co. Class B	87,603	4,423
	Ingredion Inc.	33,360	4,321
	Albertsons Cos. Inc. Class A	216,277	4,209
	Lamb Weston Holdings Inc.	71,098	4,090
	Hormel Foods Corp.	150,913	3,839
	McKesson Corp.	5,046	3,465
	Primo Brands Corp.	134,075	3,367
	The Campbell's Co.	101,219	3,232
*	Post Holdings Inc.	26,347	2,981
	Coca-Cola Consolidated Inc.	23,313	2,733
*	BellRing Brands Inc.	66,371	2,725
*	Darling Ingredients Inc.	72,491	2,462
	Brown-Forman Corp. Class B	76,916	2,303
	Flowers Foods Inc.	97,371	1,464
*	Freshpet Inc.	17,890	999
	Pilgrim's Pride Corp.	21,548	958
*	Boston Beer Co. Inc. Class A	4,248	939
	Brown-Forman Corp. Class A	23,093	701
	Reynolds Consumer Products Inc.	28,414	660
	Seaboard Corp.	133	528
	Smithfield Foods Inc.	13,371	340
			977,401
Energy (6.1%)
	Exxon Mobil Corp.	2,262,961	258,634
	Chevron Corp.	1,003,056	161,091
	ConocoPhillips	661,075	65,427
	EOG Resources Inc.	288,403	35,998
	Williams Cos. Inc.	602,284	34,860
	Marathon Petroleum Corp.	162,737	29,245
	Kinder Morgan Inc.	1,015,522	27,399
	Schlumberger NV	721,378	26,576
	Phillips 66	197,663	26,404
	ONEOK Inc.	326,335	24,925
	Valero Energy Corp.	163,006	24,779
	Baker Hughes Co.	517,900	23,513
	Occidental Petroleum Corp.	351,698	16,744
	EQT Corp.	311,323	16,139
	Cheniere Energy Inc.	63,342	15,317
	Diamondback Energy Inc.	99,576	14,813
	Expand Energy Corp.	114,749	11,105
*	First Solar Inc.	53,007	10,346
	Halliburton Co.	447,687	10,176
	Coterra Energy Inc.	393,936	9,628
	Devon Energy Corp.	254,738	9,196
	TechnipFMC plc	216,902	7,973
	Ovintiv Inc. (XNYS)	135,569	5,710
	DTE Midstream LLC	53,003	5,522
*	Antero Resources Corp.	151,287	4,829
	Permian Resources Corp.	332,768	4,755
	APA Corp.	185,398	4,305
	Range Resources Corp.	123,276	4,225
	HF Sinclair Corp.	75,063	3,819
	Viper Energy Inc. Class A	88,238	3,516
	Chord Energy Corp.	30,813	3,386
	Antero Midstream Corp.	174,677	3,107
	Matador Resources Co.	60,960	3,070
	NOV Inc.	195,085	2,593
	Weatherford International plc	37,182	2,369
	Civitas Resources Inc.	48,119	1,770
			913,264
29

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
Financials (20.9%)
*	Berkshire Hathaway Inc. Class B	963,201	484,471
	JPMorgan Chase & Co.	1,450,365	437,169
	Bank of America Corp.	3,297,075	167,294
	Wells Fargo & Co.	1,701,828	139,856
	Goldman Sachs Group Inc.	150,455	112,127
	Morgan Stanley	601,449	90,506
	Blackrock Inc.	79,672	89,801
	S&P Global Inc.	160,353	87,944
	Charles Schwab Corp.	813,374	77,954
	Citigroup Inc.	794,710	76,745
	Progressive Corp.	290,669	71,813
	Chubb Ltd.	194,348	53,459
	Intercontinental Exchange Inc.	297,923	52,613
	CME Group Inc.	187,809	50,053
	Marsh & McLennan Cos. Inc.	227,174	46,755
	PNC Financial Services Group Inc.	206,355	42,806
	US Bancorp	815,657	39,829
	Arthur J Gallagher & Co.	124,368	37,652
	KKR & Co. Inc.	265,868	37,086
	Bank of New York Mellon Corp.	346,676	36,609
*	Robinhood Markets Inc. Class A	334,749	34,824
	Travelers Cos. Inc.	118,059	32,054
	Truist Financial Corp.	684,210	32,035
*	Coinbase Global Inc. Class A	97,208	29,604
	Allstate Corp.	137,801	28,036
	Aflac Inc.	254,377	27,183
	American International Group Inc.	304,769	24,784
	MetLife Inc.	293,794	23,903
	Nasdaq Inc.	215,362	20,403
	Prudential Financial Inc.	185,194	20,308
	Hartford Insurance Group Inc.	148,216	19,610
	Arch Capital Group Ltd.	190,533	17,439
	State Street Corp.	150,412	17,293
	M&T Bank Corp.	84,908	17,123
	Willis Towers Watson plc	51,755	16,913
	Raymond James Financial Inc.	95,478	16,178
	Fifth Third Bancorp	347,770	15,917
	Huntington Bancshares Inc.	755,290	13,452
	Northern Trust Corp.	100,978	13,256
*	SoFi Technologies Inc.	510,346	13,034
	Interactive Brokers Group Inc. Class A	209,366	13,031
	Cboe Global Markets Inc.	54,710	12,909
	Regions Financial Corp.	469,176	12,851
	Brown & Brown Inc.	128,676	12,475
	Cincinnati Financial Corp.	80,440	12,356
	T Rowe Price Group Inc.	114,239	12,294
	Citizens Financial Group Inc.	227,165	11,876
	W R Berkley Corp.	158,565	11,368
	MSCI Inc.	19,951	11,327
	First Citizens BancShares Inc. Class A	5,149	10,215
*	Markel Group Inc.	5,179	10,146
	KeyCorp	493,803	9,560
	Principal Financial Group Inc.	115,963	9,336
	Apollo Global Management Inc.	65,355	8,903
	Carlyle Group Inc.	136,570	8,817
	Loews Corp.	89,214	8,636
	Fidelity National Financial Inc.	135,747	8,127
	Brookfield Asset Management Ltd. Class A	130,784	7,868
	East West Bancorp Inc.	71,386	7,506
	FactSet Research Systems Inc.	18,537	6,920
	Tradeweb Markets Inc. Class A	55,775	6,880
	Reinsurance Group of America Inc.	34,439	6,708
	Annaly Capital Management Inc.	312,168	6,615
	Everest Group Ltd.	18,847	6,443
	Unum Group	90,365	6,313
	Evercore Inc. Class A	19,248	6,189
*	Mr. Cooper Group Inc.	32,770	6,178
	RenaissanceRe Holdings Ltd.	24,950	6,063
	Globe Life Inc.	43,316	6,062
30

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Stifel Financial Corp.	52,170	6,015
	First Horizon Corp.	262,536	5,933
	Assurant Inc.	26,470	5,707
	Webster Financial Corp.	87,378	5,437
	SouthState Corp.	52,379	5,346
	Ally Financial Inc.	127,109	5,218
	Corebridge Financial Inc.	141,211	4,910
	AGNC Investment Corp.	494,929	4,831
	Comerica Inc.	68,106	4,807
	SEI Investments Co.	54,318	4,795
	Old Republic International Corp.	119,388	4,772
	Wintrust Financial Corp.	34,469	4,732
	American Financial Group Inc.	34,490	4,686
	Primerica Inc.	17,232	4,641
	Zions Bancorp NA	75,641	4,388
	Invesco Ltd.	189,914	4,157
	Franklin Resources Inc.	160,511	4,119
	Popular Inc.	32,186	4,044
	Cullen / Frost Bankers Inc.	31,050	4,006
	Commerce Bancshares Inc.	64,375	3,987
	Western Alliance Bancorp	44,510	3,986
	Jefferies Financial Group Inc.	60,427	3,919
	Axis Capital Holdings Ltd.	39,622	3,906
	OneMain Holdings Inc.	62,271	3,852
	Lincoln National Corp.	88,843	3,814
	Voya Financial Inc.	50,227	3,772
	Synovus Financial Corp.	72,460	3,740
	Starwood Property Trust Inc.	178,818	3,625
	Pinnacle Financial Partners Inc.	37,156	3,612
	MarketAxess Holdings Inc.	19,036	3,500
	XP Inc. Class A	192,770	3,497
	Houlihan Lokey Inc.	17,456	3,478
	Rithm Capital Corp.	276,229	3,420
	MGIC Investment Corp.	121,822	3,390
	First American Financial Corp.	51,271	3,384
	Prosperity Bancshares Inc.	47,768	3,302
	Affiliated Managers Group Inc.	14,594	3,281
	Hanover Insurance Group Inc.	18,675	3,240
	FNB Corp.	185,158	3,090
	Aon plc Class A (XNYS)	8,370	3,072
	SLM Corp.	94,183	2,946
	Bank OZK	55,643	2,920
	Columbia Banking System Inc.	109,011	2,918
	Janus Henderson Group plc	65,573	2,906
*	Liberty Broadband Corp. Class C	46,526	2,832
	RLI Corp.	40,435	2,739
	Lazard Inc.	46,273	2,645
	White Mountains Insurance Group Ltd.	1,305	2,388
	Ameriprise Financial Inc.	4,596	2,366
[1]	Rocket Cos. Inc. Class A	120,598	2,143
	Assured Guaranty Ltd.	24,274	1,995
	Virtu Financial Inc. Class A	42,092	1,764
	Kemper Corp.	31,996	1,717
	First Hawaiian Inc.	65,448	1,698
*	Credit Acceptance Corp.	3,214	1,654
	Broadridge Financial Solutions Inc.	5,560	1,421
*	Brighthouse Financial Inc.	29,954	1,416
	BOK Financial Corp.	11,626	1,295
	Hamilton Lane Inc. Class A	7,233	1,116
	Morningstar Inc.	3,947	1,036
	CNA Financial Corp.	10,997	545
	UWM Holdings Corp.	72,857	415
*	Liberty Broadband Corp. Class A	6,453	392
	TFS Financial Corp.	27,339	384
	TPG Inc.	4,071	246
*,1	Freedom Holding Corp.	1,382	236
*,1	Circle Internet Group Inc.	630	83
			3,141,490
31

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
Health Care (11.3%)
	Johnson & Johnson	1,256,719	222,653
	UnitedHealth Group Inc.	475,217	147,255
	Abbott Laboratories	904,277	119,961
	Merck & Co. Inc.	1,315,817	110,687
	Thermo Fisher Scientific Inc.	197,213	97,171
	Pfizer Inc.	2,966,766	73,457
	Danaher Corp.	333,173	68,574
*	Boston Scientific Corp.	637,967	67,306
	Medtronic plc	669,706	62,155
	Gilead Sciences Inc.	475,282	53,693
	Stryker Corp.	133,525	52,263
	Bristol-Myers Squibb Co.	859,511	40,552
	Cigna Group	128,630	38,701
	Elevance Health Inc.	118,096	37,631
	Regeneron Pharmaceuticals Inc.	54,464	31,627
	HCA Healthcare Inc.	72,002	29,086
	Becton Dickinson & Co.	149,378	28,827
*	Edwards Lifesciences Corp.	300,563	24,448
	Amgen Inc.	73,691	21,202
	Humana Inc.	63,036	19,142
	Agilent Technologies Inc.	148,804	18,699
	GE Healthcare Inc.	239,025	17,623
*	IQVIA Holdings Inc.	91,491	17,457
	ResMed Inc.	58,214	15,980
	STERIS plc	51,273	12,565
	Labcorp Holdings Inc.	43,638	12,131
	Zimmer Biomet Holdings Inc.	103,414	10,972
	Quest Diagnostics Inc.	58,212	10,574
*	Biogen Inc.	76,279	10,086
	Cardinal Health Inc.	62,736	9,334
	West Pharmaceutical Services Inc.	37,381	9,231
*	Tenet Healthcare Corp.	47,821	8,815
*	Illumina Inc.	82,608	8,257
*	Hologic Inc.	116,488	7,819
*	Centene Corp.	259,300	7,530
	Zoetis Inc.	47,137	7,372
	Royalty Pharma plc Class A	203,663	7,328
*	United Therapeutics Corp.	23,198	7,070
*	Cooper Cos. Inc.	104,038	7,012
	Baxter International Inc.	267,503	6,605
	Viatris Inc.	619,302	6,534
	Encompass Health Corp.	52,016	6,333
*	BioMarin Pharmaceutical Inc.	99,269	5,784
	Revvity Inc.	62,767	5,656
*	Solventum Corp.	77,036	5,631
	Universal Health Services Inc. Class B	28,754	5,221
*	Incyte Corp.	61,245	5,182
	QIAGEN NV	111,381	5,179
*	Align Technology Inc.	35,765	5,077
*	Elanco Animal Health Inc. (XNYS)	257,250	4,721
*	Avantor Inc.	344,988	4,647
	Bio-Techne Corp.	81,892	4,474
*	Waters Corp.	14,821	4,473
*	Moderna Inc.	185,425	4,467
*	Exact Sciences Corp.	91,910	4,358
*	Veeva Systems Inc. Class A	15,703	4,227
*	Charles River Laboratories International Inc.	25,492	4,163
*	Henry Schein Inc.	57,235	3,982
*	Jazz Pharmaceuticals plc	31,006	3,961
*	Globus Medical Inc. Class A	58,591	3,590
*	Revolution Medicines Inc.	90,611	3,440
	Chemed Corp.	6,823	3,125
*	Bio-Rad Laboratories Inc. Class A	10,121	3,015
	Teleflex Inc.	23,341	2,951
*	Repligen Corp.	24,056	2,943
*	Roivant Sciences Ltd.	197,725	2,359
*	Molina Healthcare Inc.	12,637	2,285
*	Envista Holdings Corp.	87,662	1,857
	Bruker Corp.	53,915	1,832
32

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Perrigo Co. plc	70,948	1,684
	DENTSPLY SIRONA Inc.	103,870	1,485
*	Viking Therapeutics Inc.	52,380	1,417
	Organon & Co.	135,553	1,277
*	Sotera Health Co.	72,786	1,191
*	Acadia Healthcare Co. Inc.	47,495	1,090
*	Neurocrine Biosciences Inc.	7,279	1,016
*	Exelixis Inc.	26,914	1,007
*	Insmed Inc.	5,874	799
*	Certara Inc.	63,204	685
*	Ionis Pharmaceuticals Inc.	5,772	246
*	Sarepta Therapeutics Inc.	8,075	147
			1,692,362
Industrials (16.2%)
	RTX Corp.	698,689	110,812
	Accenture plc Class A	326,908	84,986
*	Boeing Co.	324,892	76,246
	Capital One Financial Corp.	328,256	74,586
	Honeywell International Inc.	336,178	73,791
	Eaton Corp. plc	204,658	71,454
	Caterpillar Inc.	168,043	70,417
	Union Pacific Corp.	287,661	64,312
	American Express Co.	192,775	63,862
	Deere & Co.	127,593	61,071
	Parker-Hannifin Corp.	67,213	51,038
	General Dynamics Corp.	131,969	42,833
	Northrop Grumman Corp.	70,817	41,785
	CRH plc	354,171	40,004
	Emerson Electric Co.	294,339	38,853
	Johnson Controls International plc	344,755	36,851
	3M Co.	236,115	36,723
	Lockheed Martin Corp.	78,706	35,861
*	PayPal Holdings Inc.	508,525	35,693
	TransDigm Group Inc.	23,822	33,324
	Norfolk Southern Corp.	117,932	33,019
	United Rentals Inc.	33,859	32,381
	CSX Corp.	980,276	31,869
*	Fiserv Inc.	208,530	28,815
	Cummins Inc.	71,869	28,635
	Illinois Tool Works Inc.	102,925	27,239
	L3Harris Technologies Inc.	97,529	27,076
	PACCAR Inc.	269,136	26,908
	United Parcel Service Inc. Class B (XNYS)	305,309	26,696
	FedEx Corp.	113,683	26,269
	Carrier Global Corp.	350,600	22,859
	AMETEK Inc.	120,313	22,234
	Ferguson Enterprises Inc.	95,189	22,003
	Vulcan Materials Co.	69,032	20,099
	Martin Marietta Materials Inc.	31,314	19,302
	Fidelity National Information Services Inc.	274,981	19,196
	Rockwell Automation Inc.	54,344	18,663
	Xylem Inc.	127,072	17,988
	Otis Worldwide Corp.	206,366	17,826
	Westinghouse Air Brake Technologies Corp.	88,546	17,134
	DuPont de Nemours Inc.	218,583	16,813
	Ingersoll Rand Inc. (XYNS)	210,753	16,740
	Paychex Inc.	115,768	16,144
	Synchrony Financial	198,656	15,165
*	Keysight Technologies Inc.	89,852	14,684
*	Mettler-Toledo International Inc.	10,863	14,133
	Old Dominion Freight Line Inc.	91,838	13,865
	PPG Industries Inc.	118,678	13,201
	Equifax Inc.	53,430	13,160
*	Teledyne Technologies Inc.	24,275	13,064
	Smurfit WestRock plc	272,063	12,885
	Dover Corp.	70,809	12,665
	Hubbell Inc.	27,939	12,041
*	Block Inc. (XNYS)	144,133	11,479
	Global Payments Inc.	127,495	11,324
33

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Amcor plc	1,188,371	10,256
*	Trimble Inc.	124,402	10,054
	Packaging Corp. of America	46,118	10,052
	Curtiss-Wright Corp.	19,627	9,385
	EMCOR Group Inc.	15,119	9,374
	Jacobs Solutions Inc.	63,388	9,269
	Pentair plc	85,414	9,185
	Dow Inc.	369,494	9,101
	TransUnion	101,783	8,998
	Snap-on Inc.	26,761	8,704
	AECOM	69,105	8,631
	Expeditors International of Washington Inc.	71,586	8,629
	Fortive Corp.	177,279	8,485
*	Zebra Technologies Corp. Class A	26,543	8,417
	RPM International Inc.	66,374	8,317
	Masco Corp.	110,170	8,085
*	Builders FirstSource Inc.	58,290	8,084
	Veralto Corp.	75,098	7,975
	CH Robinson Worldwide Inc.	61,341	7,895
	Verisk Analytics Inc.	29,219	7,834
	Ball Corp.	147,478	7,763
	nVent Electric plc	85,060	7,689
	Woodward Inc.	30,957	7,641
	Allegion plc	44,931	7,629
	Carlisle Cos. Inc.	19,762	7,626
	Textron Inc.	93,974	7,533
	Graco Inc.	86,690	7,402
	Watsco Inc.	18,173	7,312
	ITT Inc.	42,088	7,165
	Lincoln Electric Holdings Inc.	28,314	6,870
*	API Group Corp.	192,403	6,865
	Owens Corning	44,321	6,656
	Quanta Services Inc.	17,332	6,551
	IDEX Corp.	39,488	6,496
	BWX Technologies Inc.	39,258	6,361
	Nordson Corp.	28,143	6,335
*	QXO Inc.	310,786	6,256
	Jack Henry & Associates Inc.	37,911	6,189
*	XPO Inc.	47,562	6,169
	JB Hunt Transport Services Inc.	41,671	6,042
	Crown Holdings Inc.	60,434	6,006
	Stanley Black & Decker Inc.	80,709	5,996
*	TopBuild Corp.	14,153	5,955
*	ATI Inc.	73,071	5,666
*	Generac Holdings Inc.	30,465	5,644
	Huntington Ingalls Industries Inc.	20,366	5,515
	WESCO International Inc.	25,024	5,501
	Advanced Drainage Systems Inc.	36,898	5,312
	Acuity Inc.	16,126	5,265
	CNH Industrial NV	458,739	5,253
	Applied Industrial Technologies Inc.	19,895	5,244
	Regal Rexnord Corp.	34,485	5,150
*	Affirm Holdings Inc.	56,838	5,028
	Donaldson Co. Inc.	62,245	4,959
	Crane Co.	25,690	4,760
	AptarGroup Inc.	34,157	4,757
	Automatic Data Processing Inc.	15,502	4,713
*	MasTec Inc.	25,644	4,659
	Oshkosh Corp.	33,392	4,654
	A O Smith Corp.	60,349	4,302
	Toro Co.	52,101	4,223
	Sherwin-Williams Co.	11,392	4,168
	Tetra Tech Inc.	113,549	4,135
*	Saia Inc.	13,925	4,128
	Ryder System Inc.	21,026	3,943
	Cognex Corp.	87,553	3,847
	Simpson Manufacturing Co. Inc.	20,072	3,836
	Genpact Ltd.	84,149	3,815
	Valmont Industries Inc.	10,353	3,801
	Eagle Materials Inc.	16,172	3,734
34

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Fortune Brands Innovations Inc.	63,226	3,700
	Flowserve Corp.	67,999	3,649
	MKS Inc.	35,113	3,629
*	Middleby Corp.	26,347	3,606
	Knight-Swift Transportation Holdings Inc.	82,130	3,605
*	Axalta Coating Systems Ltd.	113,929	3,561
*	Mohawk Industries Inc.	26,756	3,550
	AGCO Corp.	32,419	3,507
	Graphic Packaging Holding Co.	155,417	3,461
*	Trex Co. Inc.	55,782	3,438
	Esab Corp.	29,710	3,428
	WW Grainger Inc.	3,380	3,426
*	Gates Industrial Corp. plc	132,237	3,380
	Littelfuse Inc.	12,838	3,336
*	Fair Isaac Corp.	2,182	3,320
	Vontier Corp.	77,094	3,308
	MSA Safety Inc.	19,280	3,289
	Air Lease Corp.	54,354	3,273
	Allison Transmission Holdings Inc.	36,901	3,222
*	GXO Logistics Inc.	59,959	3,157
	Louisiana-Pacific Corp.	32,904	3,129
	Armstrong World Industries Inc.	15,881	3,109
*	FTI Consulting Inc.	17,438	2,941
*	Aurora Innovation Inc.	513,801	2,893
*	Kirby Corp.	29,545	2,872
*	WEX Inc.	16,311	2,795
*	Core & Main Inc. Class A	41,535	2,688
*	Ralliant Corp.	59,146	2,473
	Sealed Air Corp.	76,065	2,470
	Sensata Technologies Holding plc	75,677	2,463
	Sonoco Products Co.	51,493	2,433
	Landstar System Inc.	18,079	2,392
*	Spirit AeroSystems Holdings Inc. Class A	54,349	2,260
*	BILL Holdings Inc.	48,085	2,232
	Brunswick Corp.	34,179	2,173
	Silgan Holdings Inc.	46,157	2,166
*	Everus Construction Group Inc.	26,563	2,084
	MSC Industrial Direct Co. Inc. Class A	22,968	2,072
*	Amentum Holdings Inc.	83,049	2,072
*	Euronet Worldwide Inc.	21,140	1,970
	Robert Half Inc.	51,710	1,930
	ADT Inc.	212,451	1,850
*	StandardAero Inc.	67,415	1,786
	WillScot Holdings Corp.	69,176	1,677
*	Hayward Holdings Inc.	103,495	1,664
	Crane NXT Co.	25,602	1,529
	Western Union Co.	172,236	1,493
	ManpowerGroup Inc.	24,146	1,024
	Leonardo DRS Inc.	24,042	1,002
	Schneider National Inc. Class B	26,986	667
*	James Hardie Industries plc	27,633	556
*	Paylocity Holding Corp.	1,935	347
*	Loar Holdings Inc.	2,072	146
			2,431,528
Real Estate (4.2%)
	Welltower Inc.	342,150	57,577
	Prologis Inc.	484,412	55,116
	Equinix Inc.	51,035	40,123
	Digital Realty Trust Inc.	176,145	29,529
	Realty Income Corp.	466,407	27,406
	Simon Property Group Inc.	131,646	23,783
	Crown Castle Inc.	226,573	22,462
*	CBRE Group Inc. Class A	138,210	22,407
	Public Storage	71,625	21,100
	VICI Properties Inc.	551,539	18,631
*	CoStar Group Inc.	191,039	17,096
	Extra Space Storage Inc.	110,016	15,796
	Ventas Inc.	227,838	15,511
	AvalonBay Communities Inc.	74,267	14,545
35

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Iron Mountain Inc.	153,209	14,146
	Equity Residential	197,796	13,078
	SBA Communications Corp.	56,075	11,487
	Invitation Homes Inc.	319,525	9,998
	Weyerhaeuser Co.	378,475	9,791
	Essex Property Trust Inc.	33,280	8,993
	Mid-America Apartment Communities Inc.	60,760	8,860
	Kimco Realty Corp.	348,950	7,848
	WP Carey Inc.	113,188	7,595
	Alexandria Real Estate Equities Inc.	89,569	7,384
	Regency Centers Corp.	94,331	6,839
	Sun Communities Inc.	53,346	6,768
*	Zillow Group Inc. Class C	79,590	6,710
	Gaming & Leisure Properties Inc.	137,867	6,619
	Healthpeak Properties Inc.	361,978	6,494
	UDR Inc.	163,082	6,453
	American Homes 4 Rent Class A	178,419	6,391
	Omega Healthcare Investors Inc.	149,961	6,384
	Camden Property Trust	56,125	6,285
	Host Hotels & Resorts Inc.	358,090	6,163
	BXP Inc.	82,762	6,001
	Equity LifeStyle Properties Inc.	98,986	5,968
*	Jones Lang LaSalle Inc.	18,003	5,501
	Rexford Industrial Realty Inc.	123,869	5,129
	CubeSmart	118,308	4,841
	EastGroup Properties Inc.	27,223	4,616
	Federal Realty Investment Trust	44,422	4,467
	Brixmor Property Group Inc.	158,827	4,446
	NNN REIT Inc.	97,522	4,185
	Agree Realty Corp.	56,472	4,108
	STAG Industrial Inc.	97,370	3,588
	First Industrial Realty Trust Inc.	66,836	3,516
	Vornado Realty Trust	92,162	3,505
	Healthcare Realty Trust Inc.	171,189	2,975
*	Zillow Group Inc. Class A	31,578	2,573
	Cousins Properties Inc.	87,139	2,570
	Kilroy Realty Corp.	61,209	2,546
	Millrose Properties Inc.	62,482	2,206
	Americold Realty Trust Inc.	148,751	2,148
	Rayonier Inc.	80,837	2,124
	EPR Properties	39,006	2,116
	Highwoods Properties Inc.	55,303	1,744
	Lineage Inc.	36,947	1,548
*	Howard Hughes Holdings Inc.	16,178	1,234
	Park Hotels & Resorts Inc.	102,225	1,202
	National Storage Affiliates Trust	36,658	1,181
[1]	Medical Properties Trust Inc.	260,350	1,172
			632,578
Technology (11.8%)
	Alphabet Inc. Class A	1,077,496	229,410
	Alphabet Inc. Class C	877,312	187,332
	Meta Platforms Inc. Class A	203,357	150,220
	International Business Machines Corp.	485,885	118,308
	Salesforce Inc.	432,965	110,947
	QUALCOMM Inc.	442,866	71,182
	Micron Technology Inc.	583,500	69,442
	Analog Devices Inc.	259,095	65,113
	Texas Instruments Inc.	280,442	56,784
*	Advanced Micro Devices Inc.	349,065	56,768
*	Intel Corp.	2,282,167	55,571
	Applied Materials Inc.	303,780	48,836
*	Strategy Inc.	123,217	41,205
	Roper Technologies Inc.	56,066	29,508
	Corning Inc.	407,718	27,329
	Marvell Technology Inc.	419,934	26,399
	Cognizant Technology Solutions Corp. Class A	257,819	18,627
	Microchip Technology Inc.	275,609	17,915
	Dell Technologies Inc. Class C	143,314	17,506
*	Synopsys Inc.	25,639	15,474
36

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	684,741	15,455
	Western Digital Corp.	180,747	14,521
	HP Inc.	492,524	14,057
	Leidos Holdings Inc.	66,588	12,047
	VeriSign Inc.	44,024	12,035
*	MongoDB Inc.	37,257	11,759
*	PTC Inc.	55,076	11,759
*	Zoom Communications Inc.	137,206	11,171
*	ON Semiconductor Corp.	220,156	10,918
*	Flex Ltd.	199,043	10,673
	CDW Corp.	63,739	10,502
	Teradyne Inc.	83,983	9,930
	SS&C Technologies Holdings Inc.	110,433	9,791
*	F5 Inc.	30,073	9,417
	Gen Digital Inc. (XNGS)	255,721	7,723
*	Coherent Corp.	80,107	7,247
	NetApp Inc.	64,183	7,239
*	Nutanix Inc. Class A	100,436	6,750
*	Twilio Inc. Class A	61,226	6,466
*	Unity Software Inc.	155,811	6,140
	TD SYNNEX Corp.	41,111	6,087
*	Super Micro Computer Inc. (XNGS)	145,215	6,032
	Skyworks Solutions Inc.	80,045	5,999
*	Akamai Technologies Inc.	74,925	5,929
*	Pinterest Inc. Class A	155,274	5,688
	Entegris Inc.	65,524	5,487
*	CACI International Inc. Class A	11,347	5,443
*	Dayforce Inc.	72,393	5,051
*	EPAM Systems Inc.	28,594	5,043
	Amdocs Ltd.	57,645	4,933
*	Okta Inc.	52,136	4,837
	Match Group Inc.	127,647	4,766
*	Qorvo Inc.	48,589	4,407
	Jabil Inc.	19,144	3,921
*	Maplebear Inc.	89,890	3,899
*	Sandisk Corp.	70,512	3,700
*	Kyndryl Holdings Inc.	113,065	3,594
*	Arrow Electronics Inc.	26,939	3,403
*	MACOM Technology Solutions Holdings Inc.	24,845	3,184
	Universal Display Corp.	22,905	3,174
*	Cirrus Logic Inc.	27,615	3,153
	KBR Inc.	61,970	3,127
	Science Applications International Corp.	24,587	2,894
*	CCC Intelligent Solutions Holdings Inc.	286,116	2,833
	Paycom Software Inc.	12,142	2,758
*	UiPath Inc. Class A	227,152	2,526
	Avnet Inc.	44,926	2,452
	Dolby Laboratories Inc. Class A	31,634	2,268
*	Dropbox Inc. Class A	77,569	2,254
*	Parsons Corp.	27,516	2,204
*	Tyler Technologies Inc.	3,839	2,161
*	Onto Innovation Inc.	19,746	2,093
*	Allegro MicroSystems Inc.	64,135	1,979
*	Docusign Inc.	25,658	1,967
*	Rubrik Inc. Class A	20,409	1,825
*	Pure Storage Inc. Class A	23,166	1,798
*	GLOBALFOUNDRIES Inc.	53,674	1,792
*	ZoomInfo Technologies Inc.	154,334	1,682
	Pegasystems Inc.	30,399	1,648
*	nCino Inc.	47,810	1,535
	Amkor Technology Inc.	59,666	1,443
*	Globant SA	20,341	1,368
*	Informatica Inc. Class A	54,693	1,363
*	DXC Technology Co.	93,700	1,354
*	IAC Inc.	35,030	1,283
	Concentrix Corp.	23,754	1,253
*	IPG Photonics Corp.	13,063	1,069
*	Teradata Corp.	38,436	806
*	Clarivate plc	184,761	804
*	SentinelOne Inc. Class A	42,310	798
37

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Lattice Semiconductor Corp.	10,642	706
*	SailPoint Inc.	31,454	649
*	DoubleVerify Holdings Inc.	36,455	593
*	Trump Media & Technology Group Corp.	24,799	435
	Ingram Micro Holding Corp.	10,804	211
*	Figma Inc. Class A	105	7
			1,773,144
Telecommunications (3.6%)
	Cisco Systems Inc.	2,078,588	143,610
	AT&T Inc.	3,663,329	107,299
	Verizon Communications Inc.	2,205,641	97,555
	Comcast Corp. Class A	1,934,127	65,702
	T-Mobile US Inc.	237,161	59,762
	Motorola Solutions Inc.	50,365	23,795
*	Charter Communications Inc. Class A	47,354	12,576
*	Ciena Corp.	73,661	6,922
*	Roku Inc.	58,606	5,659
*	Frontier Communications Parent Inc.	122,455	4,541
*	Lumentum Holdings Inc.	33,158	4,404
	Millicom International Cellular SA	53,620	2,590
	Iridium Communications Inc.	45,670	1,137
*	Liberty Global Ltd. Class A	87,308	1,025
*	Liberty Global Ltd. Class C	73,264	875
*	GCI Liberty Inc. Class C	9,219	338
*	AST SpaceMobile Inc.	6,835	335
*	GCI Liberty Inc. Class A	1,260	47
*,2	GCI Liberty Inc.	26,959	—
			538,172
Utilities (4.6%)
	NextEra Energy Inc.	1,076,931	77,593
	Southern Co.	575,436	53,113
	Constellation Energy Corp.	163,568	50,376
	Duke Energy Corp.	406,276	49,765
	American Electric Power Co. Inc.	279,393	31,018
	Sempra	340,889	28,144
	Dominion Energy Inc.	445,686	26,697
	Republic Services Inc.	105,786	24,751
	Exelon Corp.	527,871	23,057
	Xcel Energy Inc.	301,408	21,819
	Public Service Enterprise Group Inc.	260,774	21,469
	Entergy Corp.	225,042	19,824
	Consolidated Edison Inc.	188,237	18,490
	WEC Energy Group Inc.	166,791	17,765
	PG&E Corp.	1,144,918	17,494
	DTE Energy Co.	108,205	14,786
	American Water Works Co. Inc.	101,701	14,595
	PPL Corp.	386,509	14,096
	Ameren Corp.	140,926	14,062
	Atmos Energy Corp.	82,647	13,730
	CenterPoint Energy Inc.	340,267	12,831
	FirstEnergy Corp.	286,567	12,500
	Eversource Energy	191,864	12,293
	Edison International	199,036	11,172
	CMS Energy Corp.	155,350	11,118
	NiSource Inc.	245,694	10,385
*	Talen Energy Corp.	23,688	8,976
	Alliant Energy Corp.	134,127	8,728
	Evergy Inc.	120,193	8,565
*	Clean Harbors Inc.	26,460	6,409
	Essential Utilities Inc.	143,969	5,688
	Pinnacle West Capital Corp.	62,249	5,563
	AES Corp.	370,761	5,020
	OGE Energy Corp.	104,904	4,685
	National Fuel Gas Co.	46,832	4,062
	UGI Corp.	112,291	3,890
	IDACORP Inc.	28,122	3,518
	Brookfield Renewable Corp. (XTSE)	70,407	2,373
	MDU Resources Group Inc.	105,940	1,726
	Clearway Energy Inc. Class C	42,614	1,270
38

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Clearway Energy Inc. Class A	17,924	505
			693,921
Total Common Stocks (Cost $12,719,983)			14,967,429
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 4.362% (Cost $42,369)	423,739	42,370
Total Investments (100.0%) (Cost $12,762,352)			15,009,799
Other Assets and Liabilities—Net (0.0%)			3,756
Net Assets (100%)			15,013,555
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,288.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $7,210 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	15	4,855	(8)
E-mini S&P Mid-Cap 400 Index	September 2025	18	5,865	25
				17

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Block Inc.	8/31/2026	BANA	2,787	(4.334)	—	—
Carrier Global Corp.	8/31/2026	BANA	4,564	(4.334)	—	—
Caterpillar Inc.	8/31/2026	BANA	18,438	(4.334)	—	—
Devon Energy Corp.	8/31/2026	BANA	2,527	(4.334)	—	—
United Parcel Service Inc.	8/31/2026	BANA	6,820	(4.334)	—	—
					—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Russell 1000 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $12,719,983)	14,967,429
Affiliated Issuers (Cost $42,369)	42,370
Total Investments in Securities	15,009,799
Investment in Vanguard	372
Cash	739
Cash Collateral Pledged—Futures Contracts	1,420
Receivables for Investment Securities Sold	440
Receivables for Accrued Income	23,587
Receivables for Capital Shares Issued	14,202
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	15,050,559
Liabilities
Payables for Investment Securities Purchased	28,874
Collateral for Securities on Loan	7,210
Payables for Capital Shares Redeemed	336
Payables to Vanguard	450
Variation Margin Payable—Futures Contracts	134
Total Liabilities	37,004
Net Assets	15,013,555
1 Includes $6,288 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	14,111,570
Total Distributable Earnings (Loss)	901,985
Net Assets	15,013,555

ETF Shares—Net Assets
Applicable to 153,228,299 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,555,750
Net Asset Value Per Share—ETF Shares	$88.47

Institutional Shares—Net Assets
Applicable to 4,218,704 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,457,805
Net Asset Value Per Share—Institutional Shares	$345.56

See accompanying Notes, which are an integral part of the Financial Statements.
40

Russell 1000 Value Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	255,643
Interest[2]	1,001
Securities Lending—Net	184
Total Income	256,828
Expenses
The Vanguard Group—Note B
Investment Advisory Services	264
Management and Administrative—ETF Shares	6,637
Management and Administrative—Institutional Shares	817
Marketing and Distribution—ETF Shares	528
Marketing and Distribution—Institutional Shares	43
Custodian Fees	294
Auditing Fees	26
Shareholders’ Reports and Proxy Fees—ETF Shares	435
Shareholders’ Reports and Proxy Fees—Institutional Shares	9
Trustees’ Fees and Expenses	7
Other Expenses	30
Total Expenses	9,090
Net Investment Income	247,738
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	456,336
Futures Contracts	1,712
Swap Contracts	6,945
Realized Net Gain (Loss)	464,993
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	524,389
Futures Contracts	(314)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	524,075
Net Increase (Decrease) in Net Assets Resulting from Operations	1,236,806
1	Dividends are net of foreign withholding taxes of $55.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $951, ($5), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $735,028 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
41

Russell 1000 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	247,738	202,656
Realized Net Gain (Loss)	464,993	250,546
Change in Unrealized Appreciation (Depreciation)	524,075	1,435,901
Net Increase (Decrease) in Net Assets Resulting from Operations	1,236,806	1,889,103
Distributions
ETF Shares	(213,629)	(171,696)
Institutional Shares	(29,249)	(29,348)
Total Distributions	(242,878)	(201,044)
Capital Share Transactions
ETF Shares	3,307,482	1,136,134
Institutional Shares	(97,032)	(179,811)
Net Increase (Decrease) from Capital Share Transactions	3,210,450	956,323
Total Increase (Decrease)	4,204,378	2,644,382
Net Assets
Beginning of Period	10,809,177	8,164,795
End of Period	15,013,555	10,809,177

See accompanying Notes, which are an integral part of the Financial Statements.
42

Russell 1000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021[1]
Net Asset Value, Beginning of Period	$82.60	$69.71	$65.70	$71.54	$53.52
Investment Operations
Net Investment Income[2]	1.653	1.615	1.523	1.415	1.282
Net Realized and Unrealized Gain (Loss) on Investments	5.877	12.848	3.964	(5.875)	17.932
Total from Investment Operations	7.530	14.463	5.487	(4.460)	19.214
Distributions
Dividends from Net Investment Income	(1.660)	(1.573)	(1.477)	(1.380)	(1.194)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.660)	(1.573)	(1.477)	(1.380)	(1.194)
Net Asset Value, End of Period	$88.47	$82.60	$69.71	$65.70	$71.54
Total Return	9.27%	21.06%	8.55%	-6.32%	36.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,556	$9,349	$6,760	$5,980	$6,569
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[3]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.98%	2.19%	2.27%	2.02%	1.99%
Portfolio Turnover Rate[4]	17%	17%	15%	14%	19%
1	Adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
43

Russell 1000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$322.65	$272.26	$256.61	$279.40	$209.00
Investment Operations
Net Investment Income[1]	6.485	6.312	5.952	5.555	5.002
Net Realized and Unrealized Gain (Loss) on Investments	22.934	50.244	15.489	(22.930)	70.071
Total from Investment Operations	29.419	56.556	21.441	(17.375)	75.073
Distributions
Dividends from Net Investment Income	(6.509)	(6.166)	(5.791)	(5.415)	(4.673)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.509)	(6.166)	(5.791)	(5.415)	(4.673)
Net Asset Value, End of Period	$345.56	$322.65	$272.26	$256.61	$279.40
Total Return	9.28%	21.09%	8.55%	-6.30%	36.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,458	$1,460	$1,405	$1,608	$1,773
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.99%	2.20%	2.27%	2.03%	2.01%
Portfolio Turnover Rate[3]	17%	17%	15%	14%	19%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
44

Russell 1000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
45

Russell 1000 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $372,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
46

Russell 1000 Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	14,967,429	—	—	14,967,429
Temporary Cash Investments	42,370	—	—	42,370
Total	15,009,799	—	—	15,009,799
Derivative Financial Instruments
Assets
Futures Contracts	25	—	—	25
Swap Contracts	—	—	—	—
Total	25	—	—	25
Liabilities
Futures Contracts[1]	(8)	—	—	(8)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	739,811
Total Distributable Earnings (Loss)	(739,811)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	45,092
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,229,420
Capital Loss Carryforwards	(1,372,527)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	901,985
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	242,878	201,044
Long-Term Capital Gains	—	—
Total	242,878	201,044
*	Includes short-term capital gains, if any.
47

Russell 1000 Value Index Fund
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,780,379
Gross Unrealized Appreciation	2,844,779
Gross Unrealized Depreciation	(615,359)
Net Unrealized Appreciation (Depreciation)	2,229,420
E.	During the year ended August 31, 2025, the fund purchased $2,196,422,000 of investment securities and sold $2,225,421,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,136,369,000 and $1,900,455,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $1,089,713,000 and sales were $447,846,000, resulting in net realized loss of $58,854,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	5,204,394	62,600	2,571,479	35,425
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,896,912)	(22,550)	(1,435,345)	(19,225)
Net Increase (Decrease)—ETF Shares	3,307,482	40,050	1,136,134	16,200
Institutional Shares
Issued	254,046	777	215,029	739
Issued in Lieu of Cash Distributions	25,748	80	25,747	90
Redeemed	(376,826)	(1,164)	(420,587)	(1,463)
Net Increase (Decrease)—Institutional Shares	(97,032)	(307)	(179,811)	(634)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
48

Russell 1000 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (0.3%)
	Fastenal Co.	1,218,584	60,515
	Ecolab Inc.	79,078	21,908
	Anglogold Ashanti plc (XNYS)	79,078	4,481
*	RBC Bearings Inc.	8,184	3,191
	Carpenter Technology Corp.	11,023	2,655
	Steel Dynamics Inc.	17,460	2,286
			95,036
Consumer Discretionary (18.0%)
*	Amazon.com Inc.	8,991,977	2,059,163
*	Tesla Inc.	3,636,456	1,214,104
*	Netflix Inc.	547,867	661,960
	Costco Wholesale Corp.	573,782	541,260
	Home Depot Inc.	980,869	398,988
*	Uber Technologies Inc.	2,602,764	244,009
	Booking Holdings Inc.	39,517	221,258
*	Spotify Technology SA	198,833	135,580
	Royal Caribbean Cruises Ltd.	327,600	118,991
*	O'Reilly Automotive Inc.	1,012,548	104,981
	TJX Cos. Inc.	722,890	98,754
*	Roblox Corp. Class A	728,420	90,754
	Hilton Worldwide Holdings Inc.	301,612	83,263
*	Chipotle Mexican Grill Inc.	1,733,730	73,059
*	Airbnb Inc. Class A	549,654	71,746
*	Carvana Co.	166,019	61,746
	Marriott International Inc. Class A	225,789	60,480
*	Flutter Entertainment plc	187,287	57,529
	Walmart Inc.	561,775	54,481
*	Copart Inc.	1,064,637	51,965
*	Coupang Inc.	1,604,930	45,869
	Tractor Supply Co.	687,189	42,441
*	Live Nation Entertainment Inc.	204,574	34,059
	Expedia Group Inc.	156,396	33,594
*	Trade Desk Inc. Class A	576,777	31,527
*	DraftKings Inc. Class A	621,366	29,813
	Darden Restaurants Inc.	143,435	29,682
	Tapestry Inc.	245,214	24,968
	Las Vegas Sands Corp.	413,984	23,858
*	Burlington Stores Inc.	81,291	23,630
*	Deckers Outdoor Corp.	195,494	23,387
	Somnigroup International Inc.	261,333	21,939
	Rollins Inc.	362,582	20,500
*	Take-Two Interactive Software Inc.	78,503	18,312
	Yum! Brands Inc.	121,201	17,813
	Starbucks Corp.	194,340	17,139
	Restaurant Brands International Inc.	266,892	16,902
*	Viking Holdings Ltd.	262,733	16,715
	McDonald's Corp.	52,317	16,403
*	Lululemon Athletica Inc.	78,401	15,853
	Texas Roadhouse Inc.	85,599	14,770
*	Duolingo Inc.	48,647	14,490
*	AutoZone Inc.	3,354	14,082
*	Carnival Corp.	431,126	13,749
*	On Holding AG Class A	284,791	12,838
*	Norwegian Cruise Line Holdings Ltd.	515,808	12,813
	Ross Stores Inc.	83,159	12,238
	Wingstop Inc.	35,977	11,805
*	Planet Fitness Inc. Class A	108,523	11,373
*	Chewy Inc. Class A	270,137	11,065
*	Dutch Bros Inc. Class A	149,484	10,737
49

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Light & Wonder Inc.	107,037	9,898
	Murphy USA Inc.	23,311	8,777
*	Cava Group Inc.	129,085	8,720
*	Liberty Media Corp.-Liberty Formula One Class C	84,047	8,396
	Wyndham Hotels & Resorts Inc.	88,049	7,626
	Churchill Downs Inc.	70,777	7,342
*	Ulta Beauty Inc.	14,579	7,183
	TKO Group Holdings Inc.	37,863	7,177
	Vail Resorts Inc.	37,972	6,220
	Domino's Pizza Inc.	12,508	5,732
*	Valvoline Inc.	145,660	5,649
	Williams-Sonoma Inc.	22,969	4,323
*	Etsy Inc.	76,549	4,058
*	Floor & Decor Holdings Inc. Class A	43,753	3,584
	Pool Corp.	8,612	2,676
*	SiteOne Landscape Supply Inc.	18,275	2,618
	U-Haul Holding Co.	49,829	2,603
*	BJ's Wholesale Club Holdings Inc.	25,051	2,447
	Southwest Airlines Co.	69,556	2,288
*	Grand Canyon Education Inc.	10,132	2,042
*	SharkNinja Inc.	16,737	1,958
*	Alaska Air Group Inc.	27,497	1,726
	Travel & Leisure Co.	26,786	1,693
	RB Global Inc. (XTSE)	14,546	1,666
*	Wayfair Inc. Class A	21,913	1,635
	H&R Block Inc.	28,917	1,456
*	Lyft Inc. Class A	82,107	1,332
[1]	Choice Hotels International Inc.	10,616	1,269
	Lithia Motors Inc.	3,686	1,241
*	Avis Budget Group Inc.	7,545	1,194
*	Bright Horizons Family Solutions Inc.	9,548	1,127
	Ralph Lauren Corp.	3,690	1,096
*	Birkenstock Holding plc	20,714	1,080
	Wendy's Co.	94,687	1,005
*	Liberty Media Corp.-Liberty Formula One Class A	9,144	824
*	RH	3,311	747
*	American Airlines Group Inc.	53,131	710
	Nexstar Media Group Inc.	2,256	461
*	U-Haul Holding Co. (XNYS)	3,605	207
			7,180,221
Consumer Staples (1.4%)
	Coca-Cola Co.	2,459,480	169,679
	McKesson Corp.	149,786	102,849
	Cencora Inc.	236,689	69,021
*	Monster Beverage Corp.	903,375	56,380
	Colgate-Palmolive Co.	493,549	41,493
	PepsiCo Inc.	241,276	35,866
	Sysco Corp.	336,019	27,039
	Kimberly-Clark Corp.	154,623	19,968
*	Sprouts Farmers Market Inc.	126,511	17,780
*	Celsius Holdings Inc.	212,409	13,356
	Hershey Co.	23,051	4,236
	Casey's General Stores Inc.	7,212	3,566
*	Performance Food Group Co.	24,416	2,476
	Coca-Cola Consolidated Inc.	9,528	1,117
*	Freshpet Inc.	17,263	964
*	Darling Ingredients Inc.	22,806	774
			566,564
Energy (0.3%)
	Targa Resources Corp.	277,605	46,571
	Cheniere Energy Inc.	128,297	31,025
	Texas Pacific Land Corp.	24,881	23,226
*	Enphase Energy Inc.	164,617	6,206
	Schlumberger NV	153,366	5,650
	Phillips 66	37,812	5,051
	Williams Cos. Inc.	83,441	4,830
	HF Sinclair Corp.	20,586	1,047
			123,606
50

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
Financials (2.5%)
	Blackstone Inc.	946,206	162,180
	Moody's Corp.	200,889	102,405
	Aon plc Class A (XNYS)	250,774	92,034
*	NU Holdings Ltd. Class A	4,127,377	61,085
	Ameriprise Financial Inc.	112,118	57,719
	Apollo Global Management Inc.	371,198	50,568
	Ares Management Corp. Class A	243,182	43,578
	Citigroup Inc.	427,554	41,289
	LPL Financial Holdings Inc.	102,979	37,534
	Bank of America Corp.	704,703	35,757
	Broadridge Financial Solutions Inc.	136,842	34,980
	KKR & Co. Inc.	218,567	30,488
	MSCI Inc.	47,756	27,112
	Equitable Holdings Inc.	395,277	21,052
	Charles Schwab Corp.	192,846	18,482
	Goldman Sachs Group Inc.	21,252	15,838
	Marsh & McLennan Cos. Inc.	75,581	15,555
	Blue Owl Capital Inc.	789,010	14,612
*	Robinhood Markets Inc. Class A	128,105	13,327
	Kinsale Capital Group Inc.	28,579	13,073
	Brookfield Asset Management Ltd. Class A	170,588	10,263
	TPG Inc.	157,173	9,485
	Progressive Corp.	37,990	9,386
*	Coinbase Global Inc. Class A	26,057	7,935
	Ryan Specialty Holdings Inc.	135,794	7,676
	Bank of New York Mellon Corp.	67,270	7,104
*	Markel Group Inc.	3,260	6,386
	Arthur J Gallagher & Co.	19,890	6,022
	Morningstar Inc.	20,664	5,423
	Houlihan Lokey Inc.	26,629	5,306
	Hamilton Lane Inc. Class A	33,687	5,199
*	SoFi Technologies Inc.	200,588	5,123
	Brown & Brown Inc.	37,553	3,641
*,1	Freedom Holding Corp.	19,394	3,315
	Jefferies Financial Group Inc.	48,247	3,129
	Everest Group Ltd.	7,683	2,627
	Western Alliance Bancorp	29,306	2,624
*	Liberty Broadband Corp. Class C	30,604	1,863
	Interactive Brokers Group Inc. Class A	29,355	1,827
	Ally Financial Inc.	42,524	1,746
	Lazard Inc.	27,389	1,566
	Tradeweb Markets Inc. Class A	12,659	1,562
	FactSet Research Systems Inc.	3,138	1,171
	SLM Corp.	37,175	1,163
	Popular Inc.	7,886	991
	XP Inc. Class A	46,200	838
	Pinnacle Financial Partners Inc.	6,856	667
*	Credit Acceptance Corp.	925	476
	RLI Corp.	5,604	380
*	Liberty Broadband Corp. Class A	4,481	272
*,1	Circle Internet Group Inc.	1,359	179
	UWM Holdings Corp.	22,346	127
			1,004,140
Health Care (6.2%)
	Eli Lilly & Co.	1,035,670	758,711
	AbbVie Inc.	2,290,234	481,865
*	Intuitive Surgical Inc.	461,359	218,359
	Amgen Inc.	512,909	147,569
*	Vertex Pharmaceuticals Inc.	332,475	130,004
*	Alnylam Pharmaceuticals Inc.	161,404	72,068
	Zoetis Inc.	460,122	71,963
*	IDEXX Laboratories Inc.	104,373	67,539
	Gilead Sciences Inc.	433,402	48,961
	Stryker Corp.	114,375	44,767
*	Veeva Systems Inc. Class A	151,920	40,897
*	Dexcom Inc.	505,422	38,078
*	Boston Scientific Corp.	328,965	34,706
*	Insulet Corp.	90,686	30,822
51

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Insmed Inc.	216,349	29,445
*	Natera Inc.	167,845	28,240
	Bristol-Myers Squibb Co.	507,060	23,923
	Cardinal Health Inc.	156,887	23,342
	HCA Healthcare Inc.	47,771	19,298
*	Neurocrine Biosciences Inc.	107,146	14,958
*	Medpace Holdings Inc.	29,507	14,031
*	Penumbra Inc.	48,291	13,166
	ResMed Inc.	44,577	12,237
*	Waters Corp.	40,282	12,157
*	Halozyme Therapeutics Inc.	158,308	11,580
*	Doximity Inc. Class A	168,788	11,467
*	Exelixis Inc.	282,077	10,555
*	Corcept Therapeutics Inc.	121,543	8,474
	Cigna Group	27,560	8,292
*	Masimo Corp.	58,211	8,133
*,1	Tempus AI Inc.	106,533	8,082
*	Ionis Pharmaceuticals Inc.	186,862	7,967
*	Molina Healthcare Inc.	38,057	6,882
*	DaVita Inc.	49,478	6,816
*	Incyte Corp.	52,958	4,481
*	Apellis Pharmaceuticals Inc.	139,914	3,857
*,1	Summit Therapeutics Inc. (XNMS)	150,895	3,576
*	Ultragenyx Pharmaceutical Inc.	116,317	3,485
*	Inspire Medical Systems Inc.	37,088	3,475
*	Sarepta Therapeutics Inc.	99,672	1,814
*	Repligen Corp.	8,583	1,050
	Chemed Corp.	1,642	752
*	Exact Sciences Corp.	13,171	625
*	Sotera Health Co.	19,347	317
*	Viking Therapeutics Inc.	11,006	298
			2,489,084
Industrials (8.5%)
	Visa Inc. Class A	2,126,958	748,221
	Mastercard Inc. Class A	1,051,735	626,087
	General Electric Co.	1,359,531	374,143
	GE Vernova Inc.	353,414	216,632
	Automatic Data Processing Inc.	488,334	148,478
	Trane Technologies plc	288,224	119,786
	Sherwin-Williams Co.	273,358	100,003
	Cintas Corp.	444,441	93,346
	Howmet Aerospace Inc.	518,379	90,250
	American Express Co.	232,826	77,131
*	Axon Enterprise Inc.	96,444	72,072
	Quanta Services Inc.	147,544	55,766
	WW Grainger Inc.	48,948	49,609
*	Fair Isaac Corp.	25,349	38,572
	Lockheed Martin Corp.	75,126	34,230
	Illinois Tool Works Inc.	123,989	32,814
	Comfort Systems USA Inc.	44,949	31,616
*	Boeing Co.	132,598	31,118
	Caterpillar Inc.	73,677	30,874
	Verisk Analytics Inc.	108,572	29,110
*	Corpay Inc.	87,812	28,598
*	Fiserv Inc.	196,868	27,203
*	Rocket Lab Corp.	506,088	24,596
	HEICO Corp. Class A	96,969	23,758
	Lennox International Inc.	41,486	23,143
*	Block Inc. (XNYS)	260,416	20,740
	FTAI Aviation Ltd.	131,664	20,256
*	Affirm Holdings Inc.	206,258	18,246
	Paychex Inc.	130,574	18,209
	Booz Allen Hamilton Holding Corp.	161,575	17,566
	TransDigm Group Inc.	12,502	17,489
	3M Co.	112,004	17,420
	HEICO Corp.	54,848	17,114
	Union Pacific Corp.	61,066	13,653
	Veralto Corp.	122,357	12,993
	EMCOR Group Inc.	19,710	12,220
52

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Paylocity Holding Corp.	53,448	9,579
*	Core & Main Inc. Class A	142,336	9,212
*	ExlService Holdings Inc.	204,527	8,954
*	Shift4 Payments Inc. Class A	85,773	7,756
	AAON Inc.	86,965	7,214
	Equifax Inc.	27,826	6,854
	Rockwell Automation Inc.	11,803	4,053
*	XPO Inc.	30,420	3,945
*	Loar Holdings Inc.	49,948	3,529
	Ferguson Enterprises Inc.	14,724	3,403
	BWX Technologies Inc.	20,800	3,370
*	Karman Holdings Inc.	61,413	3,280
	Armstrong World Industries Inc.	16,279	3,187
*	MasTec Inc.	16,917	3,074
	Carlisle Cos. Inc.	6,419	2,477
*	James Hardie Industries plc	120,843	2,433
	Tetra Tech Inc.	64,440	2,347
	Old Dominion Freight Line Inc.	13,670	2,064
	Allison Transmission Holdings Inc.	18,480	1,613
	Leonardo DRS Inc.	38,442	1,601
	WillScot Holdings Corp.	58,460	1,417
*	TopBuild Corp.	2,626	1,105
	Simpson Manufacturing Co. Inc.	4,419	845
*	Spirit AeroSystems Holdings Inc. Class A	16,361	680
*	WEX Inc.	3,589	615
	Eagle Materials Inc.	2,493	576
*	StandardAero Inc.	16,296	432
			3,408,677
Real Estate (0.5%)
	American Tower Corp.	604,539	123,235
	Simon Property Group Inc.	92,978	16,797
	Lamar Advertising Co. Class A	113,309	14,419
	Public Storage	26,878	7,918
*	CBRE Group Inc. Class A	42,147	6,833
*	CoStar Group Inc.	66,938	5,990
*	Jones Lang LaSalle Inc.	16,399	5,011
	Sun Communities Inc.	31,293	3,970
	UDR Inc.	23,517	931
			185,104
Technology (61.0%)
	NVIDIA Corp.	30,257,324	5,270,221
	Microsoft Corp.	9,588,101	4,858,195
	Apple Inc.	19,057,443	4,423,995
	Broadcom Inc.	5,970,579	1,775,591
	Meta Platforms Inc. Class A	2,319,235	1,713,219
	Alphabet Inc. Class A	4,847,682	1,032,120
	Alphabet Inc. Class C	3,946,841	842,769
	Oracle Corp.	2,140,738	484,085
*	Palantir Technologies Inc. Class A	2,823,980	442,546
*	ServiceNow Inc.	267,174	245,121
	Intuit Inc.	352,946	235,415
*	Advanced Micro Devices Inc.	1,217,833	198,056
*	Adobe Inc.	550,190	196,253
	Amphenol Corp. Class A	1,558,839	169,695
	Lam Research Corp.	1,653,070	165,555
*	Palo Alto Networks Inc.	849,207	161,791
	KLA Corp.	172,001	149,985
*	AppLovin Corp. Class A	308,217	147,510
*	Crowdstrike Holdings Inc. Class A	315,792	133,801
*	Cadence Design Systems Inc.	352,703	123,598
*	DoorDash Inc. Class A	463,794	113,745
*	Synopsys Inc.	175,191	105,731
	Texas Instruments Inc.	480,734	97,339
*	Snowflake Inc.	404,095	96,441
*	Autodesk Inc.	275,445	86,683
*	Cloudflare Inc. Class A	399,010	83,277
*	Fortinet Inc.	822,582	64,795
*	Workday Inc. Class A	278,152	64,203
	Vertiv Holdings Co. Class A	491,786	62,727
53

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Datadog Inc. Class A	398,865	54,517
	QUALCOMM Inc.	324,732	52,194
	Monolithic Power Systems Inc.	59,797	49,976
	Applied Materials Inc.	297,681	47,855
*	Atlassian Corp. Ltd. Class A	209,239	37,199
*	Zscaler Inc.	126,211	34,967
	Salesforce Inc.	135,253	34,659
*	Reddit Inc. Class A	150,738	33,928
*	Astera Labs Inc.	185,098	33,725
*	HubSpot Inc.	65,777	31,781
*	Pure Storage Inc. Class A	344,376	26,727
*	GoDaddy Inc. Class A	177,716	26,357
*	Toast Inc. Class A	584,060	26,341
*	Tyler Technologies Inc.	46,102	25,950
*	Gartner Inc.	96,889	24,338
*	Guidewire Software Inc.	108,278	23,499
*	Dynatrace Inc.	379,412	19,198
	Jabil Inc.	88,951	18,220
*	Manhattan Associates Inc.	77,569	16,711
*	Docusign Inc.	196,134	15,036
*	Pinterest Inc. Class A	379,159	13,889
*	Super Micro Computer Inc. (XNGS)	304,256	12,639
*	Samsara Inc. Class A	346,873	12,536
	NetApp Inc.	103,657	11,691
	Bentley Systems Inc. Class B	203,434	11,321
*	Procore Technologies Inc.	148,217	10,303
*	Elastic NV	117,202	9,969
*	Lattice Semiconductor Corp.	149,543	9,927
	Paycom Software Inc.	36,292	8,244
*	Gitlab Inc. Class A	169,939	8,160
*	Appfolio Inc. Class A	28,402	7,878
*	Okta Inc.	83,932	7,786
*	Confluent Inc. Class A	358,103	7,112
	Dell Technologies Inc. Class C	56,374	6,886
*	Rubrik Inc. Class A	74,906	6,697
*	Strategy Inc.	17,855	5,971
*	Nutanix Inc. Class A	81,140	5,453
*	SentinelOne Inc. Class A	272,399	5,137
	Marvell Technology Inc.	78,088	4,909
*	PTC Inc.	17,773	3,795
*	Twilio Inc. Class A	31,222	3,297
*	RingCentral Inc. Class A	103,424	3,155
*	MongoDB Inc.	9,740	3,074
	Entegris Inc.	31,420	2,631
*	MACOM Technology Solutions Holdings Inc.	20,221	2,591
	Gen Digital Inc. (XNGS)	77,249	2,333
	Pegasystems Inc.	37,355	2,025
*	Dropbox Inc. Class A	69,208	2,011
	CDW Corp.	12,193	2,009
*	Onto Innovation Inc.	14,084	1,493
*	DoubleVerify Holdings Inc.	84,429	1,374
*	Trump Media & Technology Group Corp.	72,636	1,273
*	Dayforce Inc.	18,099	1,263
*	Unity Software Inc.	23,853	940
	KBR Inc.	12,513	631
*	Kyndryl Holdings Inc.	19,481	619
*	nCino Inc.	19,041	611
*	Teradata Corp.	27,550	578
*	Globant SA	5,183	349
*	Figma Inc. Class A	658	46
			24,380,246
Telecommunications (0.6%)
*	Arista Networks Inc.	1,333,698	182,117
	Motorola Solutions Inc.	90,771	42,886
*	AST SpaceMobile Inc.	205,906	10,077
	Ubiquiti Inc.	5,410	2,857
*	Roku Inc.	21,674	2,093
*	Lumentum Holdings Inc.	6,754	897
	Iridium Communications Inc.	9,731	242
54

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	GCI Liberty Inc. Class C	6,057	222
*	GCI Liberty Inc. Class A	891	33
			241,424
Utilities (0.6%)
	Waste Management Inc.	478,141	108,246
	Vistra Corp.	437,394	82,716
	NRG Energy Inc.	256,104	37,278
			228,240
Total Common Stocks (Cost $24,129,834)			39,902,342
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.362% (Cost $40,368)	403,721	40,368
Total Investments (100.0%) (Cost $24,170,202)			39,942,710
Other Assets and Liabilities—Net (0.0%)			8,880
Net Assets (100%)			39,951,590
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,486.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,805 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2025	48	22,523	(29)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/31/2026	BANA	26,384	(4.337)	—	(46)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
55

Russell 1000 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $24,129,834)	39,902,342
Affiliated Issuers (Cost $40,368)	40,368
Total Investments in Securities	39,942,710
Investment in Vanguard	1,003
Cash Collateral Pledged—Futures Contracts	1,650
Receivables for Investment Securities Sold	3,822
Receivables for Accrued Income	15,242
Receivables for Capital Shares Issued	1,812
Total Assets	39,966,239
Liabilities
Due to Custodian	3,350
Payables for Investment Securities Purchased	151
Collateral for Securities on Loan	6,805
Payables for Capital Shares Redeemed	2,782
Payables to Vanguard	1,184
Variation Margin Payable—Futures Contracts	331
Unrealized Depreciation—Over-the-Counter Swap Contracts	46
Total Liabilities	14,649
Net Assets	39,951,590
1 Includes $6,486 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	25,629,942
Total Distributable Earnings (Loss)	14,321,648
Net Assets	39,951,590

ETF Shares—Net Assets
Applicable to 273,156,844 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,309,045
Net Asset Value Per Share—ETF Shares	$114.62

Institutional Shares—Net Assets
Applicable to 9,802,423 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,642,545
Net Asset Value Per Share—Institutional Shares	$881.67

See accompanying Notes, which are an integral part of the Financial Statements.
56

Russell 1000 Growth Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	209,763
Interest[2]	933
Securities Lending—Net	139
Total Income	210,835
Expenses
The Vanguard Group—Note B
Investment Advisory Services	691
Management and Administrative—ETF Shares	15,737
Management and Administrative—Institutional Shares	4,655
Marketing and Distribution—ETF Shares	1,104
Marketing and Distribution—Institutional Shares	268
Custodian Fees	212
Auditing Fees	26
Shareholders’ Reports and Proxy Fees—ETF Shares	1,429
Shareholders’ Reports and Proxy Fees—Institutional Shares	31
Trustees’ Fees and Expenses	20
Other Expenses	98
Total Expenses	24,271
Net Investment Income	186,564
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,864,184
Futures Contracts	3,507
Swap Contracts	93
Realized Net Gain (Loss)	1,867,784
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,116,380
Futures Contracts	(410)
Swap Contracts	(46)
Change in Unrealized Appreciation (Depreciation)	5,115,924
Net Increase (Decrease) in Net Assets Resulting from Operations	7,170,272
1	Dividends are net of foreign withholding taxes of $15.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $827, $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,303,475 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
57

Russell 1000 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	186,564	157,607
Realized Net Gain (Loss)	1,867,784	1,055,299
Change in Unrealized Appreciation (Depreciation)	5,115,924	5,294,880
Net Increase (Decrease) in Net Assets Resulting from Operations	7,170,272	6,507,786
Distributions
ETF Shares	(137,302)	(128,253)
Institutional Shares	(44,014)	(39,371)
Total Distributions	(181,316)	(167,624)
Capital Share Transactions
ETF Shares	4,166,802	3,274,599
Institutional Shares	(680,076)	2,495,995
Net Increase (Decrease) from Capital Share Transactions	3,486,726	5,770,594
Total Increase (Decrease)	10,475,682	12,110,756
Net Assets
Beginning of Period	29,475,908	17,365,152
End of Period	39,951,590	29,475,908

See accompanying Notes, which are an integral part of the Financial Statements.
58

Russell 1000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021[1]
Net Asset Value, Beginning of Period	$94.09	$72.51	$60.05	$74.77	$58.66
Investment Operations
Net Investment Income[2]	.559	.550	.578	.523	.460
Net Realized and Unrealized Gain (Loss) on Investments	20.519	21.619	12.437	(14.754)	16.099
Total from Investment Operations	21.078	22.169	13.015	(14.231)	16.559
Distributions
Dividends from Net Investment Income	(.548)	(.589)	(.555)	(.489)	(.449)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.548)	(.589)	(.555)	(.489)	(.449)
Net Asset Value, End of Period	$114.62	$94.09	$72.51	$60.05	$74.77
Total Return	22.48%	30.70%	21.87%	-19.11%	28.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,309	$21,759	$13,652	$7,311	$7,455
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[3]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.55%	0.66%	0.92%	0.77%	0.72%
Portfolio Turnover Rate[4]	10%	11%	14%	13%	14%
1	Adjusted to reflect a 4-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Russell 1000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$723.75	$557.73	$461.93	$575.10	$451.15
Investment Operations
Net Investment Income[1]	4.373	4.222	4.482	4.036	3.573
Net Realized and Unrealized Gain (Loss) on Investments	157.827	166.387	95.622	(113.399)	123.861
Total from Investment Operations	162.200	170.609	100.104	(109.363)	127.434
Distributions
Dividends from Net Investment Income	(4.280)	(4.589)	(4.304)	(3.807)	(3.484)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.280)	(4.589)	(4.304)	(3.807)	(3.484)
Net Asset Value, End of Period	$881.67	$723.75	$557.73	$461.93	$575.10
Total Return	22.49%	30.72%	21.86%	-19.09%	28.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,643	$7,717	$3,713	$2,754	$3,573
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.56%	0.65%	0.94%	0.77%	0.74%
Portfolio Turnover Rate[3]	10%	11%	14%	13%	14%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
60

Russell 1000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Russell 1000 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,003,000, representing less than 0.01% of the fund’s net assets and 0.40% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Russell 1000 Growth Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	39,902,342	—	—	39,902,342
Temporary Cash Investments	40,368	—	—	40,368
Total	39,942,710	—	—	39,942,710
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(29)	—	—	(29)
Swap Contracts	—	(46)	—	(46)
Total	(29)	(46)	—	(75)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	2,302,931
Total Distributable Earnings (Loss)	(2,302,931)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	33,199
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	15,747,094
Capital Loss Carryforwards	(1,458,645)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	14,321,648
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	181,316	167,624
Long-Term Capital Gains	—	—
Total	181,316	167,624
*	Includes short-term capital gains, if any.
63

Russell 1000 Growth Index Fund
E.	As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,195,616
Gross Unrealized Appreciation	16,065,024
Gross Unrealized Depreciation	(317,930)
Net Unrealized Appreciation (Depreciation)	15,747,094
F.	During the year ended August 31, 2025, the fund purchased $3,349,236,000 of investment securities and sold $3,599,961,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $8,025,244,000 and $4,303,020,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $768,262,000 and sales were $1,229,804,000, resulting in net realized loss of $176,633,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	8,465,815	83,075	5,620,492	69,325
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,299,013)	(41,175)	(2,345,893)	(26,350)
Net Increase (Decrease)—ETF Shares	4,166,802	41,900	3,274,599	42,975
Institutional Shares
Issued	835,979	1,072	3,343,184	5,327
Issued in Lieu of Cash Distributions	41,465	54	36,530	57
Redeemed	(1,557,520)	(1,986)	(883,719)	(1,380)
Net Increase (Decrease)—Institutional Shares	(680,076)	(860)	2,495,995	4,004
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
64

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund and Vanguard Russell 1000 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund and Vanguard Russell 1000 Growth Index Fund (three of the funds constituting Vanguard Scottsdale Funds, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
65

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Russell 1000 Index Fund	95.9%
Russell 1000 Value Index Fund	91.7
Russell 1000 Growth Index Fund	100.0
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11)for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
Russell 1000 Index Fund	90,188
Russell 1000 Value Index Fund	200,977
Russell 1000 Growth Index Fund	180,037
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
Russell 1000 Index Fund	3,305
Russell 1000 Value Index Fund	12,551
Russell 1000 Growth Index Fund	—
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Russell 1000 Index Fund	351
Russell 1000 Value Index Fund	534
Russell 1000 Growth Index Fund	426
Q18480 102025
66

Financial Statements
For the year ended August 31, 2025
Vanguard Russell 2000 Index Funds
Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index Fund
Vanguard Russell 2000 Growth Index Fund

Contents
Russell 2000 Index Fund	1
Russell 2000 Value Index Fund	40
Russell 2000 Growth Index Fund	71
Report of Independent Registered Public Accounting Firm	98
Tax information	99

Russell 2000 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (3.7%)
*	Coeur Mining Inc.	3,000,788	39,460
	Commercial Metals Co.	531,426	30,647
	UFP Industries Inc.	282,993	28,574
	Balchem Corp.	153,847	24,937
	Hecla Mining Co.	2,811,388	23,925
	Sensient Technologies Corp.	198,091	22,475
*	Uranium Energy Corp.	1,994,185	21,318
	Cabot Corp.	254,158	20,729
*	SSR Mining Inc. (XTSE)	954,134	18,424
	Avient Corp.	430,871	16,115
	Hawkins Inc.	91,475	15,307
*	Perimeter Solutions Inc.	652,083	14,600
*,1	Energy Fuels Inc.	975,348	11,275
	Chemours Co.	705,827	10,870
	Materion Corp.	96,949	10,742
	Innospec Inc.	117,687	10,308
*	Ingevity Corp.	170,895	9,977
	Minerals Technologies Inc.	149,645	9,794
*	Constellium SE	666,893	9,663
	Quaker Chemical Corp.	65,496	9,502
*	Novagold Resources Inc.	1,167,269	7,984
	Sylvamo Corp.	161,082	7,431
	Kaiser Aluminum Corp.	75,336	5,866
*	Century Aluminum Co.	244,753	5,465
	Worthington Steel Inc.	153,884	5,124
	Stepan Co.	101,012	5,054
*	Ecovyst Inc.	505,919	4,599
*,1	Perpetua Resources Corp.	215,644	4,069
*	MAC Copper Ltd.	334,005	4,055
*	Ivanhoe Electric Inc.	401,500	3,581
	Mativ Holdings Inc.	253,172	3,182
*	Compass Minerals International Inc.	162,165	3,089
	Ryerson Holding Corp.	126,953	2,895
*	Metallus Inc.	171,953	2,825
	Orion SA	260,084	2,744
	AdvanSix Inc.	123,168	2,643
	Koppers Holdings Inc.	90,504	2,623
*,1	ASP Isotopes Inc.	266,175	2,470
*	NWPX Infrastructure Inc.	45,425	2,406
	Tronox Holdings plc	560,335	2,398
	Ferroglobe plc	560,099	2,341
*	LSB Industries Inc.	252,371	2,100
*,1	Encore Energy Corp.	863,174	2,054
	Caledonia Mining Corp. plc	77,175	1,974
*	US Antimony Corp.	429,519	1,954
*	Magnera Corp.	155,537	1,929
*	Dakota Gold Corp.	403,227	1,682
*	Rayonier Advanced Materials Inc.	301,806	1,681
*	Idaho Strategic Resources Inc.	58,725	1,653
*	Clearwater Paper Corp.	73,961	1,595
	Olympic Steel Inc.	46,423	1,565
*	Intrepid Potash Inc.	50,324	1,531
*	NioCorp Developments Ltd.	242,123	1,114
*	Tredegar Corp.	124,683	976
*,1	Critical Metals Corp.	151,793	940
*,1	American Battery Technology Co.	380,319	939
*	Contango ORE Inc.	40,237	886
*	Piedmont Lithium Inc.	97,070	704
	Vox Royalty Corp.	188,502	694
*	US Gold Corp.	51,398	675

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	American Vanguard Corp.	121,415	656
	Friedman Industries Inc.	31,248	597
	Omega Flex Inc.	16,611	586
*,1	Lifezone Metals Ltd.	129,585	581
	FutureFuel Corp.	118,846	461
*	Ascent Industries Co.	37,107	454
*	Solesence Inc.	88,539	324
	Valhi Inc.	11,444	187
*,1	US Goldmining Inc.	7,714	71
			472,049
Consumer Discretionary (12.2%)
*	Stride Inc.	200,180	32,667
*	Brinker International Inc.	207,479	32,363
*	Taylor Morrison Home Corp.	462,067	31,129
	Group 1 Automotive Inc.	59,042	27,442
	Meritage Homes Corp.	332,958	25,868
*	Boot Barn Holdings Inc.	144,155	25,626
*	Asbury Automotive Group Inc.	92,008	23,144
*	SkyWest Inc.	189,556	23,012
*	Adtalem Global Education Inc.	172,475	22,586
*	Frontdoor Inc.	348,665	21,181
*	Dorman Products Inc.	129,277	20,916
	KB Home	327,765	20,829
*	Abercrombie & Fitch Co. Class A	220,830	20,654
	Kontoor Brands Inc.	258,163	19,943
*	Urban Outfitters Inc.	296,410	19,883
*	Shake Shack Inc. Class A	182,150	19,308
*	Champion Homes Inc.	253,140	19,102
*	Cavco Industries Inc.	35,761	18,971
*	M/I Homes Inc.	123,986	18,258
*	Life Time Group Holdings Inc.	635,836	17,753
	Signet Jewelers Ltd.	195,643	17,226
	Advance Auto Parts Inc.	281,165	17,148
	Rush Enterprises Inc. Class A	291,890	16,755
	Academy Sports & Outdoors Inc.	310,770	16,642
*	Laureate Education Inc.	602,878	16,567
	Graham Holdings Co. Class B	15,049	16,344
	TEGNA Inc.	752,590	15,955
	Visteon Corp.	128,649	15,947
*	Tri Pointe Homes Inc.	418,927	14,801
*	OPENLANE Inc.	498,264	14,410
	Red Rock Resorts Inc. Class A	228,832	14,158
	Polaris Inc.	249,722	14,129
*	Hilton Grand Vacations Inc.	286,816	13,630
	Cheesecake Factory Inc.	216,583	13,311
*	Genius Sports Ltd.	1,037,159	13,265
*	Peloton Interactive Inc. Class A	1,727,245	13,127
	PriceSmart Inc.	120,184	12,891
	Cinemark Holdings Inc.	498,721	12,867
	Dana Inc.	620,272	12,505
	LCI Industries	115,457	12,171
	Wolverine World Wide Inc.	377,575	12,060
	Marriott Vacations Worldwide Corp.	149,805	11,707
*	Capri Holdings Ltd.	545,176	11,225
	Phinia Inc.	184,590	10,795
*	Hanesbrands Inc.	1,646,643	10,390
*	Goodyear Tire & Rubber Co.	1,223,297	10,374
*	Green Brick Partners Inc.	148,231	10,352
*	Six Flags Entertainment Corp.	449,418	10,197
	Acushnet Holdings Corp.	131,993	10,117
	OneSpaWorld Holdings Ltd.	444,339	10,029
*	Foot Locker Inc.	399,986	9,880
	Interparfums Inc.	85,938	9,878
	American Eagle Outfitters Inc.	761,068	9,848
*	Adient plc	394,214	9,777
	HNI Corp.	217,376	9,769
	Worthington Enterprises Inc.	147,354	9,696
*	TripAdvisor Inc.	544,863	9,492
	Steven Madden Ltd.	325,154	9,442

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Perdoceo Education Corp.	288,136	9,434
*	Atlanta Braves Holdings Inc. Class C	209,102	9,405
*	Rush Street Interactive Inc.	415,485	9,265
	Strategic Education Inc.	112,779	9,175
*	ACV Auctions Inc. Class A	786,686	9,173
[1]	Brightstar Lottery plc	523,916	8,718
	Super Group SGHC Ltd.	745,946	8,675
*	Knowles Corp.	405,351	8,654
	Buckle Inc.	148,104	8,381
*	National Vision Holdings Inc.	364,938	8,372
	Century Communities Inc.	125,655	8,278
*	Arlo Technologies Inc.	465,655	8,107
*	JetBlue Airways Corp.	1,506,770	8,061
*	Central Garden & Pet Co. Class A	238,379	7,874
	John Wiley & Sons Inc. Class A	192,640	7,817
	Garrett Motion Inc.	594,629	7,724
[1]	Kohl's Corp.	511,005	7,696
*	Sonos Inc.	551,201	7,673
*	Madison Square Garden Entertainment Corp.	185,653	7,558
	Papa John's International Inc.	153,231	7,464
*	Coursera Inc.	647,766	7,449
*	Victoria's Secret & Co.	320,594	7,380
	Interface Inc.	271,566	7,256
	La-Z-Boy Inc.	194,433	7,188
	MillerKnoll Inc.	316,970	6,691
*	United Parks & Resorts Inc.	127,121	6,684
*	Sally Beauty Holdings Inc.	479,009	6,639
	PROG Holdings Inc.	187,992	6,625
	Steelcase Inc. Class A	392,700	6,574
	Winmark Corp.	13,950	6,471
	Monarch Casino & Resort Inc.	60,328	6,294
	Upbound Group Inc.	246,115	6,254
	Cracker Barrel Old Country Store Inc.	104,085	6,226
*	LGI Homes Inc.	97,432	6,032
	Leggett & Platt Inc.	624,974	6,006
*	Topgolf Callaway Brands Corp.	618,027	5,908
*	Sphere Entertainment Co.	130,127	5,896
*	IMAX Corp.	202,081	5,771
*	Lionsgate Studios Corp.	897,380	5,770
*	AMC Entertainment Holdings Inc. Class A	2,037,332	5,725
*	Fox Factory Holding Corp.	196,917	5,697
	Sonic Automotive Inc. Class A	69,194	5,687
*	Universal Technical Institute Inc.	209,990	5,584
*	Gentherm Inc.	142,945	5,256
*	Driven Brands Holdings Inc.	279,669	5,152
*	G-III Apparel Group Ltd.	183,550	4,956
	Camping World Holdings Inc. Class A	282,406	4,945
	Carter's Inc.	166,862	4,766
*	ThredUP Inc. Class A	426,037	4,610
	Winnebago Industries Inc.	127,657	4,593
*	Sweetgreen Inc. Class A	484,869	4,412
*	Revolve Group Inc.	189,870	4,247
*	Allegiant Travel Co.	67,645	4,239
*	XPEL Inc.	112,591	4,184
*	QuinStreet Inc.	254,720	3,994
*	Dream Finders Homes Inc. Class A	141,488	3,932
	Standard Motor Products Inc.	99,088	3,846
*	Pursuit Attractions & Hospitality Inc.	99,464	3,710
*	Global Business Travel Group I	442,152	3,688
*	First Watch Restaurant Group Inc.	190,954	3,598
*	Cars.com Inc.	272,650	3,558
	Build-A-Bear Workshop Inc.	58,226	3,541
	Matthews International Corp. Class A	139,761	3,434
*	Beazer Homes USA Inc.	135,752	3,416
*	RealReal Inc.	446,720	3,408
*	BJ's Restaurants Inc.	100,355	3,368
*,1	GigaCloud Technology Inc. Class A	123,992	3,282
*	Dave & Buster's Entertainment Inc.	127,324	3,268
*	Hovnanian Enterprises Inc. Class A	22,911	3,216
	Ethan Allen Interiors Inc.	108,770	3,210

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Integral Ad Science Holding Corp.	356,375	3,204
*	Sun Country Airlines Holdings Inc.	239,245	3,170
*,1	Hertz Global Holdings Inc.	552,829	3,168
*	American Axle & Manufacturing Holdings Inc.	542,120	3,155
*,1	Red Cat Holdings Inc.	350,483	3,133
*	Udemy Inc.	455,254	3,123
*	Stagwell Inc.	542,433	3,059
*	Sabre Corp.	1,699,454	3,042
*	Malibu Boats Inc. Class A	88,588	2,941
*	Accel Entertainment Inc.	253,037	2,933
*	Cooper-Standard Holdings Inc.	79,388	2,923
*	Figs Inc. Class A	414,206	2,920
	Oxford Industries Inc.	66,165	2,915
	Carriage Services Inc.	66,415	2,908
*	Liquidity Services Inc.	108,950	2,897
	Bloomin' Brands Inc.	393,481	2,892
*	Arhaus Inc.	240,558	2,822
*	Daily Journal Corp.	5,942	2,776
*	Gannett Co. Inc.	661,243	2,718
*	Mister Car Wash Inc.	464,605	2,653
*	Helen of Troy Ltd.	107,255	2,633
*	Stitch Fix Inc. Class A	497,358	2,631
	Sinclair Inc.	181,064	2,620
*	ODP Corp.	129,086	2,615
*	Lincoln Educational Services Corp.	138,713	2,609
	Sturm Ruger & Co. Inc.	75,115	2,604
	Scholastic Corp.	101,071	2,594
*	Lindblad Expeditions Holdings Inc.	176,462	2,573
	Rush Enterprises Inc. Class B	44,214	2,566
	Gray Media Inc.	410,888	2,519
	Global Industrial Co.	67,169	2,507
*	Kura Sushi USA Inc. Class A	29,419	2,495
*	American Public Education Inc.	81,386	2,456
[1]	Ermenegildo Zegna NV	289,581	2,444
*	MarineMax Inc.	88,882	2,342
	Caleres Inc.	155,033	2,326
	Monro Inc.	140,305	2,326
*	Bed Bath & Beyond Inc.	257,448	2,320
	Golden Entertainment Inc.	91,360	2,272
*	Thryv Holdings Inc.	174,377	2,243
*	Clean Energy Fuels Corp.	827,538	2,176
	A-Mark Precious Metals Inc.	89,167	2,087
*	Corsair Gaming Inc.	218,137	1,948
*	Frontier Group Holdings Inc.	396,793	1,944
*	Portillo's Inc. Class A	264,167	1,870
*	Atlanta Braves Holdings Inc. Class A	38,050	1,808
	Arko Corp.	360,438	1,802
	Shoe Carnival Inc.	85,332	1,783
*,1	Nexxen International Ltd.	176,999	1,775
*	Eastman Kodak Co.	297,924	1,758
	Dine Brands Global Inc.	71,737	1,718
	Marcus Corp.	111,229	1,717
*	Central Garden & Pet Co.	46,709	1,702
	Jack in the Box Inc.	88,011	1,699
*	Latham Group Inc.	211,005	1,694
	Smith & Wesson Brands Inc.	205,792	1,681
*	MasterCraft Boat Holdings Inc.	76,481	1,678
*	America's Car-Mart Inc.	35,224	1,578
*	Potbelly Corp.	119,419	1,545
*	Genesco Inc.	47,765	1,528
*	Petco Health & Wellness Co. Inc.	367,004	1,464
	Haverty Furniture Cos. Inc.	63,642	1,435
	RCI Hospitality Holdings Inc.	38,405	1,429
*	Boston Omaha Corp. Class A	101,479	1,354
	National CineMedia Inc.	301,002	1,321
*	Savers Value Village Inc.	109,079	1,319
*	El Pollo Loco Holdings Inc.	123,749	1,315
	Movado Group Inc.	71,796	1,312
	Nathan's Famous Inc.	12,495	1,308
[1]	Krispy Kreme Inc.	359,955	1,278

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Zumiez Inc.	74,227	1,276
*	Motorcar Parts of America Inc.	85,194	1,269
	Cricut Inc. Class A	215,880	1,231
*	Lovesac Co.	63,739	1,219
*	Webtoon Entertainment Inc.	84,253	1,219
*	Strattec Security Corp.	18,304	1,206
*	iHeartMedia Inc. Class A	557,231	1,187
*	Holley Inc.	280,762	1,143
*	Legacy Housing Corp.	40,409	1,129
*	Turtle Beach Corp.	69,965	1,107
*	Inspired Entertainment Inc.	116,707	1,085
*	Xponential Fitness Inc. Class A	128,937	1,084
*	Denny's Corp.	235,948	1,078
*	Biglari Holdings Inc. Class B	3,452	1,073
*	AMC Networks Inc. Class A	151,793	1,072
*	KinderCare Learning Cos. Inc.	148,165	1,065
*	Sleep Number Corp.	98,094	1,033
	Johnson Outdoors Inc. Class A	25,065	1,011
	Rocky Brands Inc.	33,177	1,010
	Playtika Holding Corp.	264,799	982
*,1	Faraday Future Intelligent Electric Inc.	417,035	930
*	EW Scripps Co. Class A	294,374	880
*	OneWater Marine Inc. Class A	52,238	879
	Weyco Group Inc.	28,958	877
*	Tile Shop Holdings Inc.	135,475	841
	Flexsteel Industries Inc.	17,317	803
*	Citi Trends Inc.	22,510	802
*	Lands' End Inc.	55,261	794
*	Starz Entertainment Corp.	59,807	764
	Entravision Communications Corp. Class A	289,570	750
	JAKKS Pacific Inc.	42,129	749
*	Reservoir Media Inc.	94,590	745
	Superior Group of Cos. Inc.	53,216	699
	CuriosityStream Inc.	150,019	687
*	Gambling.com Group Ltd.	77,536	677
*,1	Livewire Group Inc.	172,319	663
	Lakeland Industries Inc.	43,081	654
	Bassett Furniture Industries Inc.	38,294	644
*,1	Vuzix Corp.	301,472	639
*	Barnes & Noble Education Inc.	70,157	605
*	American Outdoor Brands Inc.	57,710	603
	Escalade Inc.	47,361	597
*	Outdoor Holding Co.	414,735	593
*	European Wax Center Inc. Class A	137,436	590
	J Jill Inc.	34,776	583
*,1	1-800-Flowers.com Inc. Class A	101,355	568
	Designer Brands Inc. Class A	152,330	565
*	Funko Inc. Class A	163,097	564
	Clarus Corp.	139,415	506
*	Newsmax Inc.	35,657	506
	Hamilton Beach Brands Holding Co. Class A	33,756	498
*	BARK Inc.	505,158	456
	Virco Mfg. Corp.	52,426	451
*	Gaia Inc.	78,709	447
*	Playstudios Inc.	410,888	397
*	Nerdy Inc.	271,155	369
	Marine Products Corp.	41,136	359
*	Bally's Corp.	34,143	340
	Emerald Holding Inc.	64,460	332
*,1	Luminar Technologies Inc.	189,505	322
*	Teads Holding Co.	167,175	293
*	Travelzoo	29,586	290
	NL Industries Inc.	40,283	263
*	Envela Corp.	32,349	242
*	Torrid Holdings Inc.	109,809	239
	CompX International Inc.	7,539	187
*	Traeger Inc.	146,729	185
*	McGraw Hill Inc.	10,354	150
*	NextNRG Inc.	81,178	148
*,1	MNTN Inc. Class A	4,891	100

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Spirit Aviation Holdings Inc.	74,441	91
*	Golden Matrix Group Inc.	67,063	83
			1,568,203
Consumer Staples (2.0%)
	Cal-Maine Foods Inc.	215,177	24,883
	Marzetti Co.	94,054	17,174
	WD-40 Co.	63,687	13,759
*	Simply Good Foods Co.	438,948	12,567
*	Chefs' Warehouse Inc.	170,785	10,783
	Energizer Holdings Inc.	310,251	8,550
*	Vital Farms Inc.	162,148	8,284
	J & J Snack Foods Corp.	72,778	8,120
*	Grocery Outlet Holding Corp.	443,687	8,035
	Turning Point Brands Inc.	80,030	7,963
*	United Natural Foods Inc.	280,798	7,941
	Spectrum Brands Holdings Inc.	119,790	6,827
*	Vita Coco Co. Inc.	188,139	6,724
	WK Kellogg Co.	291,313	6,677
	Universal Corp.	113,226	6,335
	Andersons Inc.	153,244	6,268
	Fresh Del Monte Produce Inc.	155,436	5,639
	Weis Markets Inc.	77,352	5,542
	Edgewell Personal Care Co.	218,976	5,260
*	National Beverage Corp.	112,283	4,721
	Ingles Markets Inc. Class A	68,507	4,637
*	Herbalife Ltd.	473,798	4,634
	Dole plc	309,687	4,559
	Utz Brands Inc.	339,067	4,550
*	TreeHouse Foods Inc.	235,488	4,319
	SpartanNash Co.	157,949	4,233
	Tootsie Roll Industries Inc.	82,223	3,306
*	Mission Produce Inc.	225,891	2,826
*	SunOpta Inc.	448,110	2,810
	Nu Skin Enterprises Inc. Class A	229,228	2,790
	Oil-Dri Corp. of America	46,364	2,753
*	Seneca Foods Corp. Class A	21,452	2,428
	John B Sanfilippo & Son Inc.	36,079	2,342
	Natural Grocers by Vitamin Cottage Inc.	59,732	2,297
	Calavo Growers Inc.	78,768	2,154
	MGP Ingredients Inc.	65,989	1,951
*	Honest Co. Inc.	438,131	1,735
*	USANA Health Sciences Inc.	52,181	1,665
	ACCO Brands Corp.	409,895	1,648
	B&G Foods Inc.	362,241	1,634
*	Guardian Pharmacy Services Inc. Class A	59,523	1,573
	Village Super Market Inc. Class A	42,791	1,552
*	Mama's Creations Inc.	159,047	1,269
	Limoneira Co.	77,983	1,229
*	Nature's Sunshine Products Inc.	68,523	1,155
*	Beauty Health Co.	535,486	1,114
*	Olaplex Holdings Inc.	659,541	943
*,1	Westrock Coffee Co.	168,545	912
*,1	Beyond Meat Inc.	346,615	867
	Alico Inc.	24,800	839
*	Hain Celestial Group Inc.	427,775	770
*	Lifeway Foods Inc.	24,030	732
*	Medifast Inc.	50,913	714
	Lifevantage Corp.	49,827	653
*	HF Foods Group Inc.	188,901	620
*	Brookfield Realty Capital Corp. Class A	293,522	455
*	Zevia PBC Class A	147,818	414
*	FitLife Brands Inc.	18,335	341
*,1	Waldencast plc Class A	200,465	313
*,1	Forafric Global plc	23,529	204
			257,992
Energy (5.0%)
*	NEXTracker Inc. Class A	664,688	44,707
	Magnolia Oil & Gas Corp. Class A	872,237	21,701
	Golar LNG Ltd.	468,207	20,517

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	CNX Resources Corp.	667,251	19,484
	Archrock Inc.	774,773	19,183
	Core Natural Resources Inc.	247,847	18,405
	Noble Corp. plc	591,467	17,046
	Murphy Oil Corp.	633,030	15,737
	SM Energy Co.	534,627	15,264
	California Resources Corp.	306,072	15,206
	Warrior Met Coal Inc.	244,194	14,930
*	Valaris Ltd.	298,506	14,827
*	Tidewater Inc.	236,838	14,258
*,1	Centrus Energy Corp. Class A	69,268	13,973
	Cactus Inc. Class A	321,296	13,478
*	Gulfport Energy Corp.	71,304	12,409
	Northern Oil & Gas Inc.	432,721	11,320
*	Oceaneering International Inc.	440,038	10,737
	PBF Energy Inc. Class A	392,612	10,726
*	Transocean Ltd. (XNYS)	3,489,796	10,574
	Peabody Energy Corp.	573,149	9,973
	Patterson-UTI Energy Inc.	1,653,652	9,608
	Helmerich & Payne Inc.	453,269	9,469
*	Seadrill Ltd.	294,043	9,383
	Kodiak Gas Services Inc.	252,774	9,047
*	American Superconductor Corp.	178,857	8,925
	Kinetik Holdings Inc.	207,436	8,677
*	Par Pacific Holdings Inc.	250,008	8,660
*	Sable Offshore Corp.	320,424	8,645
	Liberty Energy Inc.	740,024	8,325
*	Alpha Metallurgical Resources Inc.	54,827	8,180
*	DNOW Inc.	504,544	8,073
	Crescent Energy Co. Class A	837,425	7,989
	Delek US Holdings Inc.	284,826	7,892
	World Kinect Corp.	258,419	6,928
*,1	Plug Power Inc.	4,280,793	6,721
*	NextDecade Corp.	626,643	6,718
*,1	Array Technologies Inc.	711,301	6,409
*	Expro Group Holdings NV	484,403	6,040
*	MRC Global Inc.	398,991	6,017
*	Comstock Resources Inc.	346,918	5,596
*	Talos Energy Inc.	563,317	5,566
	Solaris Energy Infrastructure Inc.	170,807	5,396
*	Calumet Inc.	322,907	5,263
*	Bristow Group Inc.	133,523	5,142
*	Shoals Technologies Group Inc. Class A	787,630	5,127
*	Helix Energy Solutions Group Inc.	672,995	4,435
*	CVR Energy Inc.	144,781	4,414
*	REX American Resources Corp.	69,357	4,340
*	Ramaco Resources Inc. Class A	166,512	4,318
	Atlas Energy Solutions Inc.	364,251	4,265
	Diversified Energy Co. plc	257,549	4,242
*	Kosmos Energy Ltd.	2,220,564	3,975
*	NPK International Inc.	375,928	3,910
*	Ameresco Inc. Class A	150,513	3,828
	Select Water Solutions Inc.	437,711	3,729
	Vitesse Energy Inc.	138,063	3,674
*	Green Plains Inc.	301,188	3,346
*	Innovex International Inc.	182,207	3,145
	SunCoke Energy Inc.	397,809	3,071
*,1	Borr Drilling Ltd.	1,044,988	3,041
*	Solid Power Inc.	678,965	2,940
*	TETRA Technologies Inc.	594,161	2,793
*	National Energy Services Reunited Corp.	285,647	2,674
*	Fluence Energy Inc.	355,378	2,630
	Core Laboratories Inc.	221,015	2,544
*	Vital Energy Inc.	139,799	2,491
*	Nabors Industries Ltd. (XNYS)	66,510	2,479
*	Hallador Energy Co.	145,473	2,373
*	EVgo Inc.	600,450	2,324
	SandRidge Energy Inc.	170,924	2,024
	RPC Inc.	422,865	2,017
[1]	New Fortress Energy Inc.	792,768	1,950

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	ProPetro Holding Corp.	376,214	1,919
	VAALCO Energy Inc.	487,436	1,891
*	Matrix Service Co.	124,793	1,888
*,1	Gevo Inc.	1,085,053	1,877
*	BKV Corp.	78,195	1,823
	Riley Exploration Permian Inc.	61,355	1,795
*	Oil States International Inc.	274,727	1,538
	Flowco Holdings Inc. Class A	86,657	1,414
	Granite Ridge Resources Inc.	253,255	1,408
*	Forum Energy Technologies Inc.	52,263	1,382
	Natural Gas Services Group Inc.	47,702	1,248
	Berry Corp.	363,380	1,214
	Ranger Energy Services Inc. Class A	80,904	1,154
*	Summit Midstream Corp.	46,536	1,071
*	Infinity Natural Resources Inc. Class A	68,344	1,018
*,1	Kolibri Global Energy Inc.	165,165	931
*,1	T1 Energy Inc.	521,971	861
[1]	W&T Offshore Inc.	467,343	851
*	Flotek Industries Inc.	66,909	809
	Evolution Petroleum Corp.	147,068	759
	NACCO Industries Inc. Class A	18,696	731
*	Montauk Renewables Inc.	315,517	678
[1]	HighPeak Energy Inc.	85,648	659
*	DMC Global Inc.	91,919	616
*	SEACOR Marine Holdings Inc.	95,744	614
	Energy Services of America Corp.	55,802	569
	Epsilon Energy Ltd.	90,472	530
*,1	Complete Solaria Inc.	284,862	430
*,1	PrimeEnergy Resources Corp.	2,589	392
*	Empire Petroleum Corp.	70,140	354
*	Mammoth Energy Services Inc.	115,489	274
*	ProFrac Holding Corp. Class A	58,046	232
*	OPAL Fuels Inc. Class A	97,973	230
*	Verde Clean Fuels Inc.	19,599	57
			648,440
Financials (18.4%)
	UMB Financial Corp.	340,589	41,518
	Old National Bancorp	1,502,145	34,384
	Jackson Financial Inc. Class A	336,022	33,199
	Cadence Bank	821,870	30,935
	Essent Group Ltd.	465,775	29,223
*,1	Upstart Holdings Inc.	394,513	28,910
	Piper Sandler Cos.	81,967	27,360
	FirstCash Holdings Inc.	185,625	27,337
	Glacier Bancorp Inc.	535,761	26,333
	Home BancShares Inc.	882,855	26,274
*	MARA Holdings Inc.	1,625,877	25,982
	United Bankshares Inc.	663,397	25,435
	Hancock Whitney Corp.	403,724	25,402
	Moelis & Co. Class A	348,360	25,120
*	Clearwater Analytics Holdings Inc. Class A	1,155,922	23,893
	Atlantic Union Bankshares Corp.	668,241	23,876
	Valley National Bancorp	2,273,069	23,776
	First Financial Bankshares Inc.	630,432	23,433
	Radian Group Inc.	662,681	23,114
	Ameris Bancorp	310,099	22,724
	Selective Insurance Group Inc.	284,999	22,295
*	Axos Financial Inc.	244,143	22,268
*	StoneX Group Inc.	211,802	21,640
	ServisFirst Bancshares Inc.	241,796	21,314
*	Riot Platforms Inc.	1,548,600	21,309
	Associated Banc-Corp.	779,982	21,036
	PJT Partners Inc. Class A	107,688	19,276
	United Community Banks Inc.	564,731	18,862
*	Texas Capital Bancshares Inc.	213,233	18,460
	CNO Financial Group Inc.	464,943	18,351
	International Bancshares Corp.	255,523	18,280
	Flagstar Financial Inc.	1,423,632	18,251
	StepStone Group Inc. Class A	293,880	18,238

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Renasant Corp.	441,897	17,291
	First BanCorp (XNYS)	757,731	16,844
	Fulton Financial Corp.	855,738	16,824
*	Genworth Financial Inc.	1,930,358	16,543
	BGC Group Inc. Class A	1,679,096	16,472
	Independent Bank Corp. (XNGS)	228,422	16,334
*	Bancorp Inc.	213,633	16,287
	WSFS Financial Corp.	271,824	15,845
	Eastern Bankshares Inc.	921,495	15,767
	Cathay General Bancorp	315,689	15,756
*	Palomar Holdings Inc.	123,525	15,196
	PennyMac Financial Services Inc.	136,986	15,082
	Blackstone Mortgage Trust Inc. Class A	762,219	14,909
	Community Financial System Inc.	248,102	14,859
	Victory Capital Holdings Inc. Class A	207,392	14,783
	WesBanco Inc.	443,630	14,551
	Bread Financial Holdings Inc.	218,710	14,476
*	NMI Holdings Inc.	366,162	14,408
*,1	Oscar Health Inc. Class A	858,025	14,295
*	Enova International Inc.	114,658	13,908
	BankUnited Inc.	353,791	13,865
	Simmons First National Corp. Class A	664,173	13,802
*	Lemonade Inc.	260,680	13,790
	Artisan Partners Asset Management Inc. Class A	293,311	13,724
	First Interstate BancSystem Inc. Class A	412,584	13,500
	Walker & Dunlop Inc.	154,471	13,138
	BancFirst Corp.	97,802	13,005
	Burford Capital Ltd.	898,741	12,582
	Bank of Hawaii Corp.	184,511	12,569
	CVB Financial Corp.	619,541	12,471
	Seacoast Banking Corp. of Florida	398,479	12,397
	Towne Bank	331,195	12,152
	Provident Financial Services Inc.	603,581	11,975
	Park National Corp.	69,495	11,937
	WaFd Inc.	376,992	11,856
	First Financial Bancorp	446,857	11,833
	First Merchants Corp.	273,386	11,351
	Pacific Premier Bancorp Inc.	450,166	11,025
	Banc of California Inc.	649,183	10,984
	Trustmark Corp.	266,266	10,723
	Banner Corp.	159,707	10,705
[1]	Arbor Realty Trust Inc.	893,923	10,673
	NBT Bancorp Inc.	239,910	10,621
	FB Financial Corp.	196,801	10,564
	Enterprise Financial Services Corp.	171,865	10,525
*	Baldwin Insurance Group Inc.	329,279	10,428
	First Bancorp / Southern Pines NC	189,125	10,324
	Stock Yards Bancorp Inc.	123,245	9,947
*	Customers Bancorp Inc.	138,654	9,940
	First Busey Corp.	401,118	9,908
	Mercury General Corp.	126,129	9,754
	Cohen & Steers Inc.	129,924	9,596
	OFG Bancorp	212,336	9,502
	Stewart Information Services Corp.	130,285	9,490
	Goosehead Insurance Inc. Class A	111,737	9,465
*	Dave Inc.	43,441	9,262
	Bank of NT Butterfield & Son Ltd.	203,925	9,201
	Federal Agricultural Mortgage Corp. Class C	43,761	9,171
*	LendingClub Corp.	530,419	9,113
*	SiriusPoint Ltd.	480,203	8,989
	Horace Mann Educators Corp.	191,042	8,784
	Pathward Financial Inc.	110,118	8,751
	Nicolet Bankshares Inc.	63,249	8,747
	Northwest Bancshares Inc.	680,126	8,604
	City Holding Co.	66,943	8,601
	Veritex Holdings Inc.	248,282	8,528
	First Commonwealth Financial Corp.	474,547	8,423
	Nelnet Inc. Class A	65,078	8,370
	Lakeland Financial Corp.	120,028	8,216
*	Skyward Specialty Insurance Group Inc.	167,489	8,090

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Trupanion Inc.	173,802	8,057
	WisdomTree Inc.	564,200	7,679
	Hilltop Holdings Inc.	215,456	7,558
	ARMOUR Residential REIT Inc.	473,614	7,251
	German American Bancorp Inc.	169,784	7,094
	S&T Bancorp Inc.	179,192	7,080
	National Bank Holdings Corp. Class A	177,532	6,963
	Apollo Commercial Real Estate Finance Inc.	654,345	6,930
*	Coastal Financial Corp.	60,408	6,917
	Stellar Bancorp Inc.	220,276	6,811
	HCI Group Inc.	40,182	6,699
	Acadian Asset Management Inc.	130,270	6,640
	TriCo Bancshares	143,387	6,513
*	Triumph Financial Inc.	104,972	6,455
	Live Oak Bancshares Inc.	165,705	6,411
*	Porch Group Inc.	377,381	6,404
	Perella Weinberg Partners	285,602	6,320
	Banco Latinoamericano de Comercio Exterior SA	136,361	6,290
	Dynex Capital Inc.	493,840	6,232
	Ladder Capital Corp.	534,500	6,211
	Virtus Investment Partners Inc.	30,801	6,204
	Hope Bancorp Inc.	547,936	6,099
	QCR Holdings Inc.	77,425	6,069
	Westamerica BanCorp	119,067	5,955
	Ellington Financial Inc.	432,715	5,902
	1st Source Corp.	89,322	5,754
	Dime Community Bancshares Inc.	186,808	5,746
	ConnectOne Bancorp Inc.	223,307	5,717
*	ProAssurance Corp.	239,187	5,695
	Berkshire Hills Bancorp Inc.	217,692	5,688
	Bank First Corp.	42,979	5,584
	Preferred Bank	58,308	5,504
	Origin Bancorp Inc.	139,324	5,418
	Chimera Investment Corp.	373,068	5,286
	Marex Group plc	149,134	5,273
	Safety Insurance Group Inc.	69,156	5,118
	Enact Holdings Inc.	135,561	5,104
	Peoples Bancorp Inc.	163,397	5,056
	Cannae Holdings Inc.	269,606	5,042
	PennyMac Mortgage Investment Trust	408,543	5,029
*	Hamilton Insurance Group Ltd. Class B	210,719	5,024
	OceanFirst Financial Corp.	268,008	4,929
	MFA Financial Inc.	482,403	4,921
	Employers Holdings Inc.	113,173	4,896
	Two Harbors Investment Corp.	489,339	4,893
	Fidelis Insurance Holdings Ltd.	279,322	4,883
*	Root Inc. Class A	49,838	4,596
	Navient Corp.	330,747	4,535
*	Encore Capital Group Inc.	108,376	4,534
	Brookline Bancorp Inc.	411,347	4,504
	Tompkins Financial Corp.	63,140	4,429
	Franklin BSP Realty Trust Inc. REIT	383,079	4,425
	Community Trust Bancorp Inc.	74,812	4,371
	Univest Financial Corp.	134,916	4,273
	Southside Bancshares Inc.	135,539	4,234
	AMERISAFE Inc.	88,924	4,107
	Burke & Herbert Financial Services Corp.	63,275	4,022
	Merchants Bancorp	121,510	3,939
	First Mid Bancshares Inc.	96,986	3,922
	Heritage Financial Corp.	159,744	3,904
	Central Pacific Financial Corp.	124,493	3,899
	Northeast Bank	34,665	3,833
	Redwood Trust Inc.	622,795	3,812
	Patria Investments Ltd. Class A	281,492	3,811
	Old Second Bancorp Inc.	203,271	3,752
	Amerant Bancorp Inc.	174,109	3,743
	Capitol Federal Financial Inc.	577,154	3,740
	Byline Bancorp Inc.	127,897	3,698
	Brookfield Business Corp. Class A	111,971	3,695
	Mercantile Bank Corp.	74,416	3,665

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Metropolitan Bank Holding Corp.	45,623	3,622
	Orchid Island Capital Inc.	506,063	3,573
*	LendingTree Inc.	52,345	3,557
	Hanmi Financial Corp.	140,595	3,537
	Brightspire Capital Inc.	603,647	3,501
	TrustCo Bank Corp. NY	87,084	3,465
	CNB Financial Corp.	131,224	3,453
	F&G Annuities & Life Inc.	99,797	3,450
	Horizon Bancorp Inc.	203,557	3,432
	Business First Bancshares Inc.	133,378	3,336
[1]	Ready Capital Corp.	781,642	3,330
	Esquire Financial Holdings Inc.	33,498	3,286
	Camden National Corp.	78,514	3,210
	Amalgamated Financial Corp.	109,691	3,169
*	PRA Group Inc.	184,801	3,158
	First Financial Corp.	53,411	3,151
	P10 Inc. Class A	254,950	3,146
	Independent Bank Corp.	94,753	3,116
	HomeTrust Bancshares Inc.	74,953	3,100
	NB Bancorp Inc.	163,864	3,095
	Orrstown Financial Services Inc.	87,445	3,047
	United Fire Group Inc.	98,765	3,036
	Equity Bancshares Inc. Class A	74,519	3,020
	Republic Bancorp Inc. Class A	39,250	3,012
	TPG RE Finance Trust Inc.	320,861	3,000
	Universal Insurance Holdings Inc.	119,198	2,907
	MidWestOne Financial Group Inc.	95,920	2,901
	Heritage Commerce Corp.	280,594	2,899
	New York Mortgage Trust Inc.	398,983	2,881
	Capital City Bank Group Inc.	64,974	2,850
*	Hippo Holdings Inc.	83,866	2,836
	Mid Penn Bancorp Inc.	93,461	2,817
	First Community Bankshares Inc.	73,112	2,777
	Metrocity Bankshares Inc.	91,616	2,743
	Washington Trust Bancorp Inc.	90,346	2,740
*	World Acceptance Corp.	15,803	2,709
	Eagle Bancorp Inc.	139,209	2,703
	GCM Grosvenor Inc. Class A	207,256	2,686
	Southern Missouri Bancorp Inc.	45,234	2,603
	Farmers National Banc Corp.	170,982	2,596
	Tiptree Inc.	110,246	2,585
	Financial Institutions Inc.	93,127	2,577
	KKR Real Estate Finance Trust Inc.	267,576	2,577
	Great Southern Bancorp Inc.	40,106	2,538
	SmartFinancial Inc.	68,115	2,510
	Shore Bancshares Inc.	144,533	2,485
	South Plains Financial Inc.	60,280	2,449
	Invesco Mortgage Capital Inc. REIT	309,313	2,419
*	Third Coast Bancshares Inc.	60,255	2,400
	Northrim BanCorp Inc.	25,478	2,396
	Five Star Bancorp	73,068	2,394
*	Heritage Insurance Holdings Inc.	104,905	2,389
	Compass Diversified Holdings	315,875	2,369
	Alerus Financial Corp.	105,404	2,347
	HarborOne Bancorp Inc.	179,483	2,308
*	Bowhead Specialty Holdings Inc.	73,901	2,295
	Arrow Financial Corp.	77,161	2,294
	Peoples Financial Services Corp.	43,568	2,283
	Bar Harbor Bankshares	70,574	2,277
*	Firstsun Capital Bancorp	58,977	2,242
	ACNB Corp.	48,190	2,184
	Peapack-Gladstone Financial Corp.	75,062	2,178
	Northfield Bancorp Inc.	176,987	2,097
[1]	Hingham Institution for Savings	7,377	2,096
*	Carter Bankshares Inc.	107,241	2,087
	Flushing Financial Corp.	151,142	2,080
	ChoiceOne Financial Services Inc.	67,110	2,071
	Guaranty Bancshares Inc.	42,014	2,065
*	Ambac Financial Group Inc.	222,442	2,009
	First Business Financial Services Inc.	37,161	1,944

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Columbia Financial Inc.	127,284	1,913
	Regional Management Corp.	43,535	1,909
	Diamond Hill Investment Group Inc.	12,866	1,875
	Capital Bancorp Inc.	54,844	1,864
	Home Bancorp Inc.	32,380	1,822
	Kearny Financial Corp.	267,658	1,807
	Sierra Bancorp	58,855	1,805
	Unity Bancorp Inc.	34,386	1,800
	Midland States Bancorp Inc.	96,476	1,777
*	California BanCorp	105,257	1,773
*	First Foundation Inc.	297,697	1,771
*	MBIA Inc.	214,170	1,705
	First Bank	100,878	1,697
	Bank of Marin Bancorp	69,007	1,693
*,1	GBank Financial Holdings Inc.	42,197	1,676
	Community West Bancshares	78,490	1,673
	Investors Title Co.	6,731	1,671
*	Southern First Bancshares Inc.	36,357	1,640
	RBB Bancorp	79,162	1,601
*	Bridgewater Bancshares Inc.	97,654	1,600
*	Greenlight Capital Re Ltd. Class A	123,990	1,598
	Claros Mortgage Trust Inc.	431,801	1,598
	HBT Financial Inc.	59,577	1,578
	Farmers & Merchants Bancorp Inc.	59,351	1,570
	Civista Bancshares Inc.	71,369	1,512
	BayCom Corp.	48,355	1,463
*	Selectquote Inc.	643,718	1,455
	Red River Bancshares Inc.	22,059	1,443
	NewtekOne Inc.	116,316	1,439
	Citizens & Northern Corp.	69,800	1,410
	West BanCorp. Inc.	70,534	1,408
	Bankwell Financial Group Inc.	33,117	1,400
	Donegal Group Inc. Class A	76,508	1,369
	First Bancorp Inc. (XNGS)	50,347	1,368
*	Ponce Financial Group Inc.	92,091	1,367
	Colony Bankcorp Inc.	79,365	1,363
	FS Bancorp Inc.	31,054	1,326
	MVB Financial Corp.	53,960	1,317
	Northeast Community Bancorp Inc.	57,930	1,306
*	Onity Group Inc.	31,162	1,289
	Citizens Financial Services Inc.	21,200	1,271
	American Coastal Insurance Corp.	114,723	1,268
*	Kingsway Financial Services Inc.	84,834	1,217
*	Blue Ridge Bankshares Inc.	301,458	1,209
*	HomeStreet Inc.	85,916	1,192
	Orange County Bancorp Inc.	44,669	1,192
	John Marshall Bancorp Inc.	59,236	1,173
	Ares Commercial Real Estate Corp.	246,978	1,166
[1]	OppFi Inc.	114,068	1,165
	Timberland Bancorp Inc.	34,779	1,163
	Chicago Atlantic Real Estate Finance Inc.	80,916	1,152
	PCB Bancorp	51,062	1,128
	Primis Financial Corp.	98,438	1,127
*,1	Citizens Inc.	212,310	1,123
	Waterstone Financial Inc.	74,103	1,111
	Norwood Financial Corp.	40,279	1,090
	Western New England Bancorp Inc.	85,932	1,078
	Plumas Bancorp	24,659	1,070
	First United Corp.	28,274	1,057
	Middlefield Banc Corp.	34,335	1,054
	Chemung Financial Corp.	19,488	1,051
	Parke Bancorp Inc.	46,341	1,045
*	Oportun Financial Corp.	156,456	1,034
	C&F Financial Corp.	14,323	1,031
	LCNB Corp.	62,854	1,017
*	Open Lending Corp.	478,781	1,010
*	Velocity Financial Inc.	52,799	1,007
	Investar Holding Corp.	42,812	1,004
*	FB Bancorp Inc.	83,679	1,002
	FVCBankcorp Inc.	73,559	998

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Bank7 Corp.	19,961	990
	AG Mortgage Investment Trust Inc.	130,481	986
	Fidelity D&D Bancorp Inc.	22,288	973
	James River Group Holdings Ltd.	172,275	968
*	Provident Bancorp Inc.	74,849	963
	First Community Corp.	34,840	950
	Virginia National Bankshares Corp.	22,213	924
	Franklin Financial Services Corp.	19,683	919
	First Internet Bancorp	36,543	918
	Hawthorn Bancshares Inc.	27,268	912
	National Bankshares Inc.	29,045	910
	Oak Valley Bancorp	31,956	910
*	First Western Financial Inc.	38,688	904
*	Forge Global Holdings Inc.	47,714	899
	Northpointe Bancshares Inc.	49,618	884
	USCB Financial Holdings Inc.	50,060	871
*	AlTi Global Inc.	199,422	864
	First National Corp.	36,388	850
	Princeton Bancorp Inc.	24,778	846
	Crawford & Co. Class A	76,831	833
	Ames National Corp.	41,493	829
*	Blue Foundry Bancorp	89,079	828
*	loanDepot Inc. Class A	383,942	822
*	Finwise Bancorp	42,426	820
	Eagle Financial Services Inc.	21,565	807
	OP Bancorp	55,383	805
	Medallion Financial Corp.	75,830	801
	Old Point Financial Corp.	18,774	790
	Greene County Bancorp Inc.	32,715	785
	MainStreet Bancshares Inc.	33,076	749
	Citizens Community Bancorp Inc.	44,902	742
	Seven Hills Realty Trust	67,954	735
	CB Financial Services Inc.	21,911	729
	Linkbancorp Inc.	100,204	729
	First Savings Financial Group Inc.	25,923	711
	Kingstone Cos. Inc.	51,732	696
*	Pioneer Bancorp Inc.	52,333	686
*	BV Financial Inc.	40,595	681
	Meridian Corp.	42,605	671
	Ohio Valley Banc Corp.	17,752	657
*	Security National Financial Corp. Class A	72,756	655
	BCB Bancorp Inc.	73,333	653
	BankFinancial Corp.	52,325	648
	Richmond Mutual BanCorp. Inc.	42,784	633
	NexPoint Diversified Real Estate Trust	160,573	631
	First Capital Inc.	15,251	627
	Peoples Bancorp of North Carolina Inc.	19,640	622
	Westwood Holdings Group Inc.	34,754	617
	United Security Bancshares	64,646	615
	Silvercrest Asset Management Group Inc. Class A	37,397	613
*	ECB Bancorp Inc.	36,043	613
	Eagle Bancorp Montana Inc.	34,528	605
*	ACRES Commercial Realty Corp.	28,692	603
	SB Financial Group Inc.	27,819	584
	Angel Oak Mortgage REIT Inc.	57,620	568
	Landmark Bancorp Inc.	21,358	567
	SR Bancorp Inc.	37,041	558
*	Finance Of America Cos. Inc. Class A	20,864	557
	Nexpoint Real Estate Finance Inc.	35,877	538
	Sunrise Realty Trust Inc.	47,877	530
*	eHealth Inc.	135,806	526
*	Better Home & Finance Holding Co.	22,863	517
	Finward Bancorp	16,043	513
	Rithm Property Trust Inc.	197,083	507
	Hanover Bancorp Inc.	22,204	501
	Riverview Bancorp Inc.	95,471	483
	Sound Financial Bancorp Inc.	10,043	475
	Lument Finance Trust Inc.	211,473	474
	Union Bankshares Inc.	17,109	448
	CF Bankshares Inc.	17,972	442

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	NI Holdings Inc.	32,101	430
	Advanced Flower Capital Inc.	86,385	403
*,1	Chime Financial Inc. Class A	14,834	392
*	Consumer Portfolio Services Inc.	43,250	346
*	Chain Bridge Bancorp Inc. Class A	10,847	328
*,1	Patriot National Bancorp Inc.	206,280	309
*	Rhinebeck Bancorp Inc.	20,861	279
*,1	Prairie Operating Co.	102,383	261
*	Miami International Holdings Inc.	6,365	239
*,1	Triller Group Inc.	486,235	238
*	Kestrel Group Ltd.	8,258	223
*	Bakkt Holdings Inc.	23,980	210
	SWK Holdings Corp.	13,891	207
*	Ategrity Specialty Holdings LLC	8,285	188
	MarketWise Inc.	10,094	181
*	Siebert Financial Corp.	65,584	179
*	Slide Insurance Holdings Inc.	12,721	170
	Value Line Inc.	4,323	164
	Jefferson Capital Inc.	6,406	121
*	GoHealth Inc. Class A	22,400	114
*	Avidbank Holdings Inc.	3,042	76
*,2	Sterling Bancorp Inc.	99,637	—
	Rocket Cos. Inc. Class A	2	—
			2,368,535
Health Care (15.4%)
	Ensign Group Inc.	263,200	45,213
*	Bridgebio Pharma Inc.	732,391	37,909
*,1	Hims & Hers Health Inc.	892,979	37,818
*	Guardant Health Inc.	559,479	37,720
*	HealthEquity Inc.	399,806	35,715
*	Madrigal Pharmaceuticals Inc.	79,083	34,626
*	Rhythm Pharmaceuticals Inc.	254,892	26,292
*	iRhythm Technologies Inc.	149,386	25,393
*	Glaukos Corp.	261,917	25,097
*	Avidity Biosciences Inc.	535,974	24,966
*	Merit Medical Systems Inc.	273,988	24,807
*	Axsome Therapeutics Inc.	189,507	22,983
*	RadNet Inc.	319,900	22,956
*	Option Care Health Inc.	771,843	22,136
*	Alkermes plc	759,955	22,016
*,1	CRISPR Therapeutics AG	387,669	20,093
*	TG Therapeutics Inc.	680,229	19,951
*	Cytokinetics Inc.	547,137	19,330
*	ADMA Biologics Inc.	1,085,795	18,741
*	Vaxcyte Inc.	589,040	18,137
*	PTC Therapeutics Inc.	364,044	17,958
*	TransMedics Group Inc.	155,717	17,901
*	Integer Holdings Corp.	161,506	17,422
*	Lantheus Holdings Inc.	316,180	17,358
*	Krystal Biotech Inc.	116,106	17,149
*	Waystar Holding Corp.	426,865	16,170
*	Protagonist Therapeutics Inc.	272,610	16,098
*	Prestige Consumer Healthcare Inc.	231,726	15,767
*	Nuvalent Inc. Class A	201,256	15,412
*	Akero Therapeutics Inc.	327,351	15,297
*	ACADIA Pharmaceuticals Inc.	582,901	15,150
*	Mirum Pharmaceuticals Inc.	203,607	15,040
*	ICU Medical Inc.	113,239	14,456
*	Ligand Pharmaceuticals Inc.	89,344	14,448
*	LivaNova plc	255,366	14,395
*	Indivior plc	568,137	13,794
*	Xenon Pharmaceuticals Inc.	355,825	13,774
*	Crinetics Pharmaceuticals Inc.	423,294	13,118
	Concentra Group Holdings Parent Inc.	547,343	13,027
*	Haemonetics Corp.	236,148	12,880
*	Soleno Therapeutics Inc.	188,181	12,734
*	Arrowhead Pharmaceuticals Inc.	565,059	12,448
*	Scholar Rock Holding Corp.	380,206	12,414
*	Privia Health Group Inc.	538,503	12,407

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	CorVel Corp.	136,345	12,142
*	Warby Parker Inc. Class A	460,127	12,055
*	Arcellx Inc.	171,441	11,896
*	Supernus Pharmaceuticals Inc.	252,572	11,396
*	GeneDx Holdings Corp.	87,944	11,388
*	Catalyst Pharmaceuticals Inc.	542,227	11,164
*	Veracyte Inc.	367,092	11,138
	Premier Inc. Class A	428,260	11,092
*	Tarsus Pharmaceuticals Inc.	181,475	10,631
*	Agios Pharmaceuticals Inc.	264,500	9,974
*	Amicus Therapeutics Inc.	1,303,862	9,896
*	PROCEPT BioRobotics Corp.	246,037	9,883
*	Addus HomeCare Corp.	85,013	9,791
*	Alignment Healthcare Inc.	597,584	9,776
*	Ideaya Biosciences Inc.	392,295	9,631
*	Denali Therapeutics Inc.	620,226	9,471
*	BrightSpring Health Services Inc.	395,656	9,373
	LeMaitre Vascular Inc.	97,737	9,321
*	Adaptive Biotechnologies Corp.	699,957	9,225
*	QuidelOrtho Corp.	317,562	9,111
*	Kymera Therapeutics Inc.	219,179	9,030
*	Alphatec Holdings Inc.	543,328	8,639
*	Vericel Corp.	236,042	8,582
*	AtriCure Inc.	226,602	8,382
*	Phreesia Inc.	264,635	8,378
*	Liquidia Corp.	300,736	8,324
*	Brookdale Senior Living Inc.	1,075,054	8,278
*	Enovis Corp.	267,765	8,274
*	Surgery Partners Inc.	362,164	8,218
*	BioCryst Pharmaceuticals Inc.	981,207	8,154
*	Ocular Therapeutix Inc.	658,080	8,035
*	ANI Pharmaceuticals Inc.	85,117	7,958
	CONMED Corp.	145,936	7,933
*	Artivion Inc.	178,543	7,843
*	Arcutis Biotherapeutics Inc.	501,562	7,784
*	Progyny Inc.	321,604	7,612
*	Harmony Biosciences Holdings Inc.	204,783	7,554
*,1	Recursion Pharmaceuticals Inc. Class A	1,590,296	7,474
*	Twist Bioscience Corp.	276,949	7,469
*	UFP Technologies Inc.	35,246	7,407
*	Beam Therapeutics Inc.	447,725	7,325
*	Travere Therapeutics Inc.	412,924	7,226
*	Omnicell Inc.	218,222	7,112
*	Ardelyx Inc.	1,105,033	7,028
*	CG oncology Inc.	261,719	7,019
*	10X Genomics Inc. Class A	494,614	6,930
*	Celcuity Inc.	134,375	6,884
*	Disc Medicine Inc.	115,373	6,881
*	Pediatrix Medical Group Inc.	399,742	6,880
	Select Medical Holdings Corp.	523,747	6,814
*	Celldex Therapeutics Inc.	306,673	6,771
	National HealthCare Corp.	59,465	6,748
*	Amneal Pharmaceuticals Inc.	704,287	6,733
*	Aurinia Pharmaceuticals Inc.	551,561	6,613
*	Biohaven Ltd.	423,684	6,521
*	Syndax Pharmaceuticals Inc.	399,047	6,516
*	MannKind Corp.	1,418,050	6,509
*	STAAR Surgical Co.	233,732	6,395
*	Teladoc Health Inc.	823,449	6,365
*	Avadel Pharmaceuticals plc	418,159	6,172
*	Astrana Health Inc.	191,037	6,106
*	Innoviva Inc.	294,463	6,016
*	Cogent Biosciences Inc.	497,127	6,005
*	Viridian Therapeutics Inc.	325,038	5,974
*	Dyne Therapeutics Inc.	439,316	5,926
*	Neogen Corp.	1,024,170	5,889
*	Novocure Ltd.	475,808	5,867
	US Physical Therapy Inc.	70,636	5,855
*	Azenta Inc.	191,178	5,839
*	Collegium Pharmaceutical Inc.	150,056	5,822

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Harrow Inc.	147,810	5,765
*	Pacira BioSciences Inc.	215,485	5,747
*	Xeris Biopharma Holdings Inc.	702,280	5,499
*	Intellia Therapeutics Inc.	483,076	5,485
*	Apogee Therapeutics Inc.	149,475	5,436
*	Healthcare Services Group Inc.	341,489	5,331
*	Amphastar Pharmaceuticals Inc.	173,944	5,326
*	Evolent Health Inc. Class A	549,537	5,303
*	NeoGenomics Inc.	604,039	5,303
*	89bio Inc.	584,451	5,278
*,1	Novavax Inc.	701,207	5,238
*	Vera Therapeutics Inc.	241,013	5,216
*	Cidara Therapeutics Inc.	78,735	5,148
*	WaVe Life Sciences Ltd.	524,972	5,040
*	Dynavax Technologies Corp.	492,633	4,985
*	Clover Health Investments Corp.	1,890,554	4,953
*	Edgewise Therapeutics Inc.	341,634	4,902
*	Integra LifeSciences Holdings Corp.	314,011	4,751
*	Immunovant Inc.	319,791	4,698
*,1	GRAIL Inc.	142,870	4,685
*	CorMedix Inc.	300,941	4,463
*	BioLife Solutions Inc.	177,714	4,452
*	Fortrea Holdings Inc.	427,789	4,214
*	Janux Therapeutics Inc.	184,249	4,186
*	AdaptHealth Corp.	433,186	4,111
*	Geron Corp. (XNGS)	2,845,397	3,984
	Embecta Corp.	274,234	3,971
*	MiMedx Group Inc.	554,077	3,934
*	Tandem Diabetes Care Inc.	313,163	3,918
*	Spyre Therapeutics Inc.	233,588	3,852
*	Pennant Group Inc.	158,841	3,814
*	Praxis Precision Medicines Inc.	83,419	3,799
*	Stoke Therapeutics Inc.	191,912	3,792
*,1	Anavex Life Sciences Corp.	391,179	3,771
*	Akebia Therapeutics Inc.	1,171,218	3,678
	Phibro Animal Health Corp. Class A	95,744	3,549
*	CareDx Inc.	255,301	3,487
*,1	Nuvation Bio Inc.	1,169,037	3,472
*	Arcus Biosciences Inc.	322,458	3,415
*	LifeStance Health Group Inc.	620,191	3,399
*	Zymeworks Inc.	229,368	3,397
*,1	UroGen Pharma Ltd.	172,686	3,359
*	EyePoint Pharmaceuticals Inc.	290,317	3,359
*	Axogen Inc.	205,528	3,317
*	Nurix Therapeutics Inc.	353,149	3,298
*	Immunome Inc.	345,162	3,282
	HealthStream Inc.	114,648	3,219
*	LENZ Therapeutics Inc.	83,337	3,219
*	Rigel Pharmaceuticals Inc.	82,483	3,204
*	Castle Biosciences Inc.	133,136	3,197
*,1	Precigen Inc.	702,436	3,168
*,1	Mind Medicine MindMed Inc.	352,523	3,130
*	Enliven Therapeutics Inc.	150,800	3,057
*	Amylyx Pharmaceuticals Inc.	324,789	3,047
*,1	ARS Pharmaceuticals Inc.	256,611	2,982
*	SI-BONE Inc.	177,940	2,966
*,1	Metsera Inc.	83,053	2,931
*	Kura Oncology Inc.	370,920	2,930
*	Mineralys Therapeutics Inc.	183,099	2,834
*,1	Upstream Bio Inc.	163,127	2,794
	iRadimed Corp.	38,098	2,760
*	Myriad Genetics Inc.	427,623	2,724
*	Orthofix Medical Inc.	181,716	2,722
*	Iovance Biotherapeutics Inc.	1,200,839	2,678
*	Xencor Inc.	329,415	2,678
*	Arbutus Biopharma Corp.	709,373	2,632
*	Trevi Therapeutics Inc.	354,934	2,575
*	Day One Biopharmaceuticals Inc.	337,559	2,535
*,1	ImmunityBio Inc.	1,076,466	2,519
*	Avanos Medical Inc.	209,444	2,501

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Claritev Corp.	36,071	2,486
*	Theravance Biopharma Inc.	177,055	2,458
*	Zimvie Inc.	128,421	2,425
*	Niagen Bioscience Inc.	244,468	2,420
*	Keros Therapeutics Inc.	158,447	2,410
*,1	Tango Therapeutics Inc.	359,094	2,410
*,1	Phathom Pharmaceuticals Inc.	197,786	2,409
*	PACS Group Inc.	206,453	2,403
*	KalVista Pharmaceuticals Inc.	176,910	2,381
*	Arvinas Inc.	307,667	2,378
*	Terns Pharmaceuticals Inc.	338,573	2,356
*	OPKO Health Inc.	1,690,218	2,333
*,1	Ginkgo Bioworks Holdings Inc.	182,250	2,309
*	Zevra Therapeutics Inc.	253,898	2,303
*	Cytek Biosciences Inc.	550,233	2,278
*	Taysha Gene Therapies Inc.	776,543	2,268
*	Rezolute Inc.	313,525	2,232
*	Relay Therapeutics Inc.	620,433	2,227
*	Varex Imaging Corp.	192,324	2,221
*	Surmodics Inc.	65,102	2,216
*,1	Gossamer Bio Inc.	891,392	2,202
*	aTyr Pharma Inc.	407,166	2,191
*	Fulgent Genetics Inc.	98,228	2,178
*	Dianthus Therapeutics Inc.	91,462	2,156
*	ORIC Pharmaceuticals Inc.	210,311	2,151
*	Emergent BioSolutions Inc.	252,706	2,097
*	Esperion Therapeutics Inc.	938,324	2,083
*	Tourmaline Bio Inc.	88,978	2,082
*	Eton Pharmaceuticals Inc.	120,126	2,079
*,1	ArriVent Biopharma Inc.	107,943	2,064
*	Vir Biotechnology Inc.	416,087	2,055
*	Arcturus Therapeutics Holdings Inc.	118,695	2,019
*	Verastem Inc.	212,162	1,963
*	REGENXBIO Inc.	219,018	1,956
*	Savara Inc.	592,170	1,942
*	Evolus Inc.	250,541	1,912
*	Bicara Therapeutics Inc.	160,134	1,912
*,1	Sana Biotechnology Inc.	624,532	1,911
*	Oruka Therapeutics Inc.	127,426	1,886
*	AngioDynamics Inc.	181,924	1,867
*	AnaptysBio Inc.	91,172	1,854
*	agilon health Inc.	1,446,253	1,851
*	Enhabit Inc.	232,444	1,832
*	Cullinan Therapeutics Inc.	239,231	1,804
*	Standard BioTools Inc.	1,401,719	1,766
*,1	Palvella Therapeutics Inc.	32,062	1,736
*	Aveanna Healthcare Holdings Inc.	216,231	1,730
*	Owens & Minor Inc.	352,804	1,729
*	Solid Biosciences Inc.	309,023	1,693
*,1	Pacific Biosciences of California Inc.	1,291,777	1,692
*	OrthoPediatrics Corp.	79,116	1,690
*	Community Health Systems Inc.	609,315	1,682
*	Replimune Group Inc.	307,658	1,661
*	Organogenesis Holdings Inc.	320,728	1,652
*	Treace Medical Concepts Inc.	223,261	1,639
*	Fulcrum Therapeutics Inc.	249,816	1,619
	SIGA Technologies Inc.	192,230	1,613
*	Bioventus Inc. Class A	216,438	1,602
*	RxSight Inc.	174,208	1,575
*	Delcath Systems Inc.	141,219	1,556
*	Talkspace Inc.	577,990	1,537
*	Olema Pharmaceuticals Inc.	280,027	1,529
*	Aquestive Therapeutics Inc.	403,428	1,521
*	Compass Therapeutics Inc.	429,356	1,498
*	Aldeyra Therapeutics Inc.	254,985	1,489
*	Prothena Corp. plc	181,625	1,489
*	Y-mAbs Therapeutics Inc.	172,664	1,476
*	OptimizeRx Corp.	80,941	1,463
*	Tactile Systems Technology Inc.	109,760	1,461
*	Rapport Therapeutics Inc.	82,241	1,450

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Butterfly Network Inc.	899,980	1,449
*	Tyra Biosciences Inc.	113,216	1,434
*,1	Sionna Therapeutics Inc.	57,950	1,427
*	XOMA Royalty Corp.	43,891	1,425
*	MeiraGTx Holdings plc	195,202	1,425
*,1	Corvus Pharmaceuticals Inc.	244,906	1,406
*	Abeona Therapeutics Inc.	205,271	1,402
*	Kodiak Sciences Inc.	155,010	1,401
*,1	Altimmune Inc.	363,136	1,391
*	Maravai LifeSciences Holdings Inc. Class A	572,513	1,385
*	Ceribell Inc.	116,762	1,381
*	Ardent Health Inc.	108,483	1,377
*,1	SANUWAVE Health Inc.	32,800	1,366
*,1	Nutex Health Inc.	16,049	1,345
*	Tectonic Therapeutic Inc.	51,473	1,315
*	Rocket Pharmaceuticals Inc.	394,807	1,295
*,1	Pulse Biosciences Inc.	82,868	1,288
*	ClearPoint Neuro Inc.	122,006	1,280
*	Erasca Inc.	810,382	1,272
*	Astria Therapeutics Inc.	199,665	1,234
*	Vanda Pharmaceuticals Inc.	260,047	1,230
*,1	Absci Corp.	512,470	1,225
*,1	Zenas Biopharma Inc.	76,094	1,218
*	Septerna Inc.	99,964	1,210
*	MBX Biosciences Inc.	79,866	1,205
*	Viemed Healthcare Inc.	163,363	1,204
*	Atea Pharmaceuticals Inc.	357,652	1,202
[1]	Jade Biosciences Inc.	151,903	1,200
*	Inhibrx Biosciences Inc.	42,466	1,198
*	OraSure Technologies Inc.	352,576	1,167
*,1	Nano-X Imaging Ltd.	301,460	1,167
*,1	Semler Scientific Inc.	39,268	1,164
*,1	Beta Bionics Inc.	61,370	1,156
*	Outset Medical Inc.	83,099	1,156
*	4D Molecular Therapeutics Inc.	187,567	1,155
*	Personalis Inc.	234,887	1,149
*	Cerus Corp.	866,288	1,135
*,1	Capricor Therapeutics Inc.	180,381	1,133
*,1	Omeros Corp.	263,979	1,098
*	Aura Biosciences Inc.	175,055	1,096
*	Health Catalyst Inc.	318,208	1,079
*,1	Candel Therapeutics Inc.	184,462	1,068
*	LifeMD Inc.	172,109	1,065
*,1	Tonix Pharmaceuticals Holding Corp.	35,384	1,048
*	Alumis Inc.	225,595	1,047
*	Codexis Inc.	383,127	1,046
*	Monte Rosa Therapeutics Inc.	217,901	1,046
*	ADC Therapeutics SA	339,860	1,043
*	NeuroPace Inc.	112,779	1,032
*	Editas Medicine Inc.	396,462	1,019
*	Puma Biotechnology Inc.	199,235	1,004
*	Kestra Medical Technologies Ltd.	61,686	996
*	Ironwood Pharmaceuticals Inc.	754,146	995
*	Lifecore Biomedical Inc.	129,518	986
*	Fennec Pharmaceuticals Inc.	109,739	973
*	Heron Therapeutics Inc.	718,338	970
*	Oncology Institute Inc.	276,596	940
*	Perspective Therapeutics Inc.	278,397	935
*	TruBridge Inc.	46,702	932
*	Annexon Inc.	447,084	921
*,1	Humacyte Inc.	588,530	912
	Utah Medical Products Inc.	14,452	899
*	Benitec Biopharma Inc.	67,883	899
*	Inogen Inc.	111,544	891
*,1	Prime Medicine Inc.	273,808	887
*	Alector Inc.	376,725	885
*	scPharmaceuticals Inc.	159,791	879
	National Research Corp.	59,137	869
*	Quanterix Corp.	191,061	869
*,1	SELLAS Life Sciences Group Inc.	446,928	858

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Neurogene Inc.	46,080	852
*	KORU Medical Systems Inc.	199,456	842
*	Bright Minds Biosciences Inc.	21,549	838
*	Design Therapeutics Inc.	150,076	830
*	Aclaris Therapeutics Inc.	426,495	823
*	Allogene Therapeutics Inc.	710,715	803
*	Electromed Inc.	32,437	802
*	908 Devices Inc.	128,154	801
*	Enanta Pharmaceuticals Inc.	93,975	789
*	Sight Sciences Inc.	194,005	788
*	Foghorn Therapeutics Inc.	153,379	776
*	Stereotaxis Inc.	266,715	768
*	Joint Corp.	70,676	759
*	OmniAb Inc.	470,940	754
*	Voyager Therapeutics Inc.	219,974	739
*,1	Quantum-Si Inc.	658,710	738
*	Accuray Inc.	475,290	722
*	Larimar Therapeutics Inc.	199,265	721
*	Entrada Therapeutics Inc.	131,831	721
*	Korro Bio Inc.	31,232	721
*	Diamedica Therapeutics Inc.	124,563	711
*	Eledon Pharmaceuticals Inc.	273,708	709
*	DocGo Inc.	428,875	669
	Acme United Corp.	15,534	668
*	Sonida Senior Living Inc.	25,676	665
*	MaxCyte Inc.	472,565	657
*	Monopar Therapeutics Inc.	18,961	648
*	RCM Technologies Inc.	23,048	625
*,1	Cardiff Oncology Inc.	289,361	608
*,1	MediWound Ltd.	36,001	601
*	CVRx Inc.	76,479	600
*	Maze Therapeutics Inc.	41,360	599
*,1	Coherus Oncology Inc.	496,030	575
*	Neuronetics Inc.	170,269	567
*	BioAge Labs Inc.	111,987	552
*	Anika Therapeutics Inc.	58,416	548
*,1	Avita Medical Inc.	125,325	544
*	LENSAR Inc.	44,005	540
*	Fate Therapeutics Inc.	516,817	537
*	Nkarta Inc.	253,241	537
*	Lexeo Therapeutics Inc.	111,861	536
*	Inhibikase Therapeutics Inc.	285,562	514
*,1	Protalix BioTherapeutics Inc.	329,366	511
*,1	Gyre Therapeutics Inc.	64,011	495
*	Tvardi Therapeutics Inc.	16,145	483
*	Sanara Medtech Inc.	14,191	478
*	Protara Therapeutics Inc.	152,516	476
*	Biote Corp. Class A	136,653	470
*	Pro-Dex Inc.	9,901	464
*,1	Cartesian Therapeutics Inc.	43,573	438
*	Journey Medical Corp.	56,361	406
*	Anteris Technologies Global Corp.	100,756	405
*	Lucid Diagnostics Inc.	320,319	404
*	Nuvectis Pharma Inc.	60,908	400
*	TriSalus Life Sciences Inc.	75,833	396
*,1	AirSculpt Technologies Inc.	59,340	383
*	Innovage Holding Corp.	94,661	363
*,1	Greenwich Lifesciences Inc.	28,638	329
*	TuHURA Biosciences Inc.	120,479	325
*	Pulmonx Corp.	179,099	306
*	Caris Life Sciences Inc.	7,630	293
*	Hinge Health Inc. Class A	4,900	275
*	Actuate Therapeutics Inc.	27,222	230
*	Aardvark Therapeutics Inc.	26,842	223
*	Alpha Teknova Inc.	51,388	222
*	HeartFlow Inc.	6,957	219
*	Atlantic International Corp.	49,916	198
*	Myomo Inc.	150,682	158
*	Inmune Bio Inc.	77,497	157
*	Carlsmed Inc.	10,734	143

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*,1	Omada Health Inc.	5,434	129
*,1	Tevogen Bio Holdings Inc.	131,139	119
*,1	SBC Medical Group Holdings Inc.	26,111	107
*,2	Inhibrx Inc. CVR	129,632	84
*	Shoulder Innovations Inc.	4,347	64
*,1,2	Tobira Therapeutics Inc. CVR	6,227	28
*,2	Third Harmonic Bio Inc.	120,158	4
*,2	iTeos Therapeutics Inc.	286	3
*,2	Flexion Therape CVR	111	—
*,2	OmniAb Inc. 12.5 Earnout	14,203	—
*,2	OmniAb Inc. 15 Earnout	14,203	—
*,2	Chinook Therapeutics Inc. CVR	704	—
*,2	Cartesian Therapeutics Inc. CVR	372	—
			1,988,565
Industrials (18.9%)
*	Kratos Defense & Security Solutions Inc.	771,612	50,803
*	Bloom Energy Corp. Class A	959,533	50,798
*	SPX Technologies Inc.	226,003	42,287
*	Chart Industries Inc.	211,991	42,263
*	Sterling Infrastructure Inc.	139,818	38,944
*	AeroVironment Inc.	148,902	35,938
	Watts Water Technologies Inc. Class A	128,710	35,640
	JBT Marel Corp.	244,800	35,077
	Federal Signal Corp.	281,496	34,621
*	Modine Manufacturing Co.	245,595	33,433
*	Dycom Industries Inc.	131,365	33,166
*	Fluor Corp.	784,405	32,176
	Zurn Elkay Water Solutions Corp.	704,384	31,951
*,1	Joby Aviation Inc.	2,162,268	30,596
	Primoris Services Corp.	253,596	30,064
	Installed Building Products Inc.	109,824	28,754
	GATX Corp.	168,179	28,306
*	Construction Partners Inc. Class A	219,927	26,369
*	Itron Inc.	212,863	26,169
	Moog Inc. Class A	131,844	25,822
	Badger Meter Inc.	139,041	25,433
	ESCO Technologies Inc.	121,827	24,476
*	ACI Worldwide Inc.	494,197	24,389
	Belden Inc.	185,606	24,166
*	Resideo Technologies Inc.	695,977	23,698
	Maximus Inc.	265,196	23,316
*	Archer Aviation Inc. Class A	2,554,098	22,859
	Brink's Co.	202,952	22,739
	Arcosa Inc.	227,554	22,516
	Granite Construction Inc.	205,124	22,102
*	Knife River Corp.	267,963	21,705
	Enpro Inc.	99,047	21,669
	CSW Industrials Inc.	76,353	20,886
*	Mirion Technologies Inc.	984,078	20,174
*	GMS Inc.	182,725	20,087
	Herc Holdings Inc.	153,107	20,025
	Mueller Water Products Inc. Class A	730,936	19,267
	EnerSys	183,952	18,883
*	StoneCo. Ltd. Class A	1,135,918	18,709
*	Verra Mobility Corp.	748,418	18,598
	Franklin Electric Co. Inc.	187,095	18,309
	Korn Ferry	242,209	17,957
	Kadant Inc.	55,203	17,846
	Atmus Filtration Technologies Inc.	391,321	17,422
*	OSI Systems Inc.	75,139	17,286
	Patrick Industries Inc.	152,197	17,023
	Exponent Inc.	238,121	16,997
*	Mercury Systems Inc.	243,870	16,473
*	CBIZ Inc.	245,527	15,846
	Matson Inc.	152,256	15,842
	AZZ Inc.	139,138	15,707
	HB Fuller Co.	256,256	15,644
	Boise Cascade Co.	178,583	15,537
	VSE Corp.	95,154	15,453

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Terex Corp.	305,335	15,248
	Otter Tail Corp.	180,530	15,163
*	IES Holdings Inc.	42,342	14,791
*	WNS Holdings Ltd.	189,636	14,308
	ABM Industries Inc.	290,099	14,264
	Argan Inc.	62,136	14,181
	Griffon Corp.	183,811	13,999
	McGrath RentCorp.	114,902	13,959
*	NCR Atleos Corp.	343,251	13,600
*	MYR Group Inc.	72,248	13,530
*	Remitly Global Inc.	726,480	13,462
	REV Group Inc.	240,804	12,813
*	AAR Corp.	167,321	12,660
	UniFirst Corp.	70,663	12,565
*	RXO Inc.	761,580	12,437
*	Tutor Perini Corp.	208,657	12,298
	Powell Industries Inc.	44,721	11,903
*	Marqeta Inc. Class A	1,801,718	11,468
	Standex International Corp.	55,522	11,330
*	Huron Consulting Group Inc.	79,850	10,936
	Trinity Industries Inc.	383,658	10,904
*	ASGN Inc.	200,470	10,876
	EVERTEC Inc.	301,473	10,757
	Enerpac Tool Group Corp.	254,049	10,756
	Hub Group Inc. Class A	279,730	10,468
	Pitney Bowes Inc.	859,874	10,422
	Scorpio Tankers Inc.	203,866	10,275
*	CoreCivic Inc.	505,483	10,251
	Alamo Group Inc.	48,438	10,243
	TriNet Group Inc.	140,253	10,157
	Atkore Inc.	161,120	9,376
*	O-I Glass Inc.	720,212	9,356
	Insperity Inc.	169,020	9,333
*	Hillman Solutions Corp.	927,840	9,167
*	Payoneer Global Inc.	1,305,629	9,074
*	Acuren Corp.	798,482	8,999
	Albany International Corp. Class A	141,586	8,992
*	Upwork Inc.	582,936	8,971
*	Blue Bird Corp.	150,999	8,817
*	Gibraltar Industries Inc.	139,788	8,749
*,1	PureCycle Technologies Inc.	608,461	8,695
	International Seaways Inc.	188,331	8,554
	ICF International Inc.	86,022	8,449
	Helios Technologies Inc.	155,424	8,430
	Hillenbrand Inc.	330,870	8,401
	Tecnoglass Inc.	114,011	8,275
	Werner Enterprises Inc.	280,860	8,103
	ArcBest Corp.	108,032	7,968
*	AvidXchange Holdings Inc.	800,836	7,960
	Alight Inc. Class A	2,020,132	7,838
	Kennametal Inc.	362,113	7,760
	Greif Inc. Class A	117,495	7,674
*	DXP Enterprises Inc.	60,901	7,605
*	Masterbrand Inc.	594,992	7,562
	PagSeguro Digital Ltd. Class A	830,902	7,445
*,1	Enovix Corp.	771,487	7,422
*,1	Pagaya Technologies Ltd. Class A	196,831	7,259
*	Flywire Corp.	549,226	7,222
	Tennant Co.	87,976	7,218
*,1	Eos Energy Enterprises Inc.	1,042,070	7,190
*	Willdan Group Inc.	65,073	7,149
*	Planet Labs PBC	1,002,898	7,111
*	Donnelley Financial Solutions Inc.	124,678	7,078
	Lindsay Corp.	51,038	7,004
	DHT Holdings Inc.	596,457	6,990
	Greenbrier Cos. Inc.	143,998	6,715
*	Janus International Group Inc.	635,074	6,573
	Bel Fuse Inc. Class B	48,687	6,551
*	Sezzle Inc.	69,193	6,546
	United States Lime & Minerals Inc.	50,702	6,384

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Napco Security Technologies Inc.	165,115	6,283
*	CECO Environmental Corp.	136,711	6,233
*	First Advantage Corp.	370,978	6,069
	TriMas Corp.	155,545	6,015
	CRA International Inc.	30,985	6,004
*	Ducommun Inc.	64,617	5,894
*	Legalzoom.com Inc.	519,202	5,753
	Barrett Business Services Inc.	116,681	5,694
*	Limbach Holdings Inc.	49,673	5,691
*	Vicor Corp.	109,365	5,590
	Dorian LPG Ltd.	174,059	5,566
*	Proto Labs Inc.	111,466	5,552
	Teekay Tankers Ltd. Class A	112,407	5,527
*	Astronics Corp.	141,773	5,156
	Astec Industries Inc.	107,161	4,961
	Heidrick & Struggles International Inc.	95,951	4,875
*	Montrose Environmental Group Inc.	152,000	4,721
	Quanex Building Products Corp.	221,672	4,715
*	V2X Inc.	80,641	4,637
	SFL Corp. Ltd.	567,326	4,612
*,1	Intuitive Machines Inc.	512,690	4,496
*	Evolv Technologies Holdings Inc.	541,464	4,462
*	Cimpress plc	70,360	4,441
*	American Woodmark Corp.	68,767	4,440
	Apogee Enterprises Inc.	99,119	4,359
	Gorman-Rupp Co.	98,255	4,202
*	Thermon Group Holdings Inc.	155,960	4,136
	Cadre Holdings Inc.	133,381	4,109
	Deluxe Corp.	207,311	4,076
*	BrightView Holdings Inc.	281,977	4,060
*,1	FLEX LNG Ltd.	146,279	3,986
*	CompoSecure Inc. Class A	205,539	3,930
*	AMN Healthcare Services Inc.	179,661	3,733
*	Great Lakes Dredge & Dock Corp.	311,936	3,637
*	Transcat Inc.	42,947	3,605
	Douglas Dynamics Inc.	106,084	3,572
*	Energy Recovery Inc.	249,732	3,549
*	Green Dot Corp. Class A	251,382	3,499
*	I3 Verticals Inc. Class A	107,923	3,394
	Insteel Industries Inc.	87,544	3,360
	Marten Transport Ltd.	272,437	3,226
*	Centuri Holdings Inc.	150,606	3,199
*	Forward Air Corp.	105,388	3,165
	Genco Shipping & Trading Ltd.	184,849	3,113
*	Amprius Technologies Inc.	436,475	3,095
	Allient Inc.	67,574	3,067
*	BlueLinx Holdings Inc.	36,408	3,008
[1]	Nordic American Tankers Ltd.	960,897	2,988
	Myers Industries Inc.	173,900	2,911
	LSI Industries Inc.	124,391	2,852
*	Bowman Consulting Group Ltd.	65,796	2,811
	Kforce Inc.	84,037	2,740
*	Cantaloupe Inc.	248,798	2,704
	National Presto Industries Inc.	24,368	2,554
*	JELD-WEN Holding Inc.	398,298	2,545
*	Power Solutions International Inc.	30,695	2,544
	Vestis Corp.	540,797	2,531
*	Performant Healthcare Inc.	328,194	2,504
	Willis Lease Finance Corp.	16,743	2,489
*,1	Microvast Holdings Inc.	932,269	2,489
	Navigator Holdings Ltd.	153,460	2,469
	Cass Information Systems Inc.	56,667	2,444
	Ardagh Metal Packaging SA	652,425	2,407
*	Graham Corp.	48,738	2,391
	Costamare Inc.	207,580	2,375
*	BlackSky Technology Inc.	131,128	2,303
	FTAI Infrastructure Inc.	457,151	2,194
	Miller Industries Inc.	51,805	2,180
	Preformed Line Products Co.	11,333	2,165
*	Repay Holdings Corp.	364,175	2,156

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Paysafe Ltd.	152,209	2,148
	Wabash National Corp.	192,677	2,137
*	Aspen Aerogels Inc.	310,210	2,122
	Ennis Inc.	116,145	2,122
	Hyster-Yale Inc.	54,992	2,062
	Heartland Express Inc.	238,875	2,052
*	CryoPort Inc.	229,038	2,029
	Kelly Services Inc. Class A	142,329	2,025
*	Titan International Inc.	227,792	2,009
	Teekay Corp. Ltd.	244,193	2,002
	Columbus McKinnon Corp.	132,553	1,986
*	Cross Country Healthcare Inc.	146,490	1,960
*	Titan Machinery Inc.	97,543	1,951
	Aebi Schmidt Holding AG	158,425	1,947
*	Conduent Inc.	697,423	1,939
*	International Money Express Inc.	131,509	1,907
	Ardmore Shipping Corp.	161,014	1,871
*	Hudson Technologies Inc.	181,903	1,848
	Covenant Logistics Group Inc.	76,377	1,843
*,1	Titan America SA	113,889	1,766
*	Custom Truck One Source Inc.	282,492	1,735
*	Byrna Technologies Inc.	84,808	1,730
	Luxfer Holdings plc	125,242	1,681
*	Atlanticus Holdings Corp.	25,037	1,670
	Mesa Laboratories Inc.	24,399	1,653
*	Manitowoc Co. Inc.	161,825	1,602
	Park Aerospace Corp.	85,369	1,600
*	Vishay Precision Group Inc.	56,006	1,592
	Greif Inc. Class B	22,894	1,563
*	ZipRecruiter Inc. Class A	306,434	1,532
*	Distribution Solutions Group Inc.	46,019	1,482
*	3D Systems Corp.	620,160	1,426
*,1	Redwire Corp.	157,286	1,401
*	IBEX Holdings Ltd.	46,830	1,383
*	Target Hospitality Corp.	149,962	1,360
*,1	Lightbridge Corp.	87,643	1,326
*	Resolute Holdings Management Inc.	19,936	1,318
*	Orion Group Holdings Inc.	176,795	1,308
*	Blade Air Mobility Inc.	299,400	1,308
*	AerSale Corp.	150,522	1,299
*	L B Foster Co. Class A	48,084	1,252
*,1	Satellogic Inc. Class A	323,408	1,206
*,1	TSS Inc.	85,603	1,192
*	Ranpak Holdings Corp.	220,992	1,167
*,1	Spire Global Inc.	128,691	1,163
	Safe Bulkers Inc.	270,931	1,151
*,1	Himalaya Shipping Ltd.	140,171	1,061
*,1	Sky Harbour Group Corp.	99,644	1,050
*	Franklin Covey Co.	52,072	1,019
*	Hyliion Holdings Corp.	605,556	1,017
*	Radiant Logistics Inc.	155,128	1,004
*	Frequency Electronics Inc.	30,807	994
*,1	Richtech Robotics Inc. Class B	325,333	991
*	Priority Technology Holdings Inc.	116,855	978
*	Mayville Engineering Co. Inc.	66,719	974
*	Eve Holding Inc.	239,752	942
	Park-Ohio Holdings Corp.	44,972	908
	Quad / Graphics Inc.	135,725	904
*,1	Palladyne AI Corp.	119,297	902
*	Proficient Auto Logistics Inc.	110,833	876
	Bel Fuse Inc. Class A	7,571	866
	Information Services Group Inc.	165,522	856
*	Paysign Inc.	160,618	832
	Universal Logistics Holdings Inc.	31,567	819
	Karat Packaging Inc.	31,944	808
*	TrueBlue Inc.	134,022	800
*	Advantage Solutions Inc.	438,998	799
	Alta Equipment Group Inc.	95,257	794
*	Gencor Industries Inc.	48,270	785
	Resources Connection Inc.	152,431	779

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Core Molding Technologies Inc.	39,727	763
	Pangaea Logistics Solutions Ltd.	139,465	743
*	Mistras Group Inc.	77,564	742
	Concrete Pumping Holdings Inc.	106,220	739
	Kronos Worldwide Inc.	102,924	657
	EVI Industries Inc.	23,660	656
	Eastern Co.	27,022	642
*	CS Disco Inc.	110,402	604
*	SoundThinking Inc.	45,193	575
*	Smith-Midland Corp.	12,814	553
*	Acacia Research Corp.	160,905	549
*	Forrester Research Inc.	53,469	521
*	M-Tron Industries Inc.	11,431	514
*	AirJoule Technologies Corp.	101,592	467
*	Costamare Bulkers Holdings Ltd.	41,623	440
*	CPI Card Group Inc.	27,858	434
	Trinseo plc	161,132	387
*	TTEC Holdings Inc.	93,352	354
*	PAMT Corp.	28,917	354
*,1	SKYX Platforms Corp.	291,963	339
*	Skillsoft Corp.	21,217	326
*	Ispire Technology Inc.	92,046	293
*	Firefly Aerospace Inc.	6,283	285
	HireQuest Inc.	26,629	260
*	Southland Holdings Inc.	48,760	199
*,1	AIRO Group Holdings Inc.	8,453	199
*	Voyager Technologies Inc. Class A	2,473	76
			2,427,673
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	17,431	3
*,2	GTX Inc. CVR	846	1
			4
Real Estate (6.4%)
	CareTrust REIT Inc.	979,573	33,707
	American Healthcare REIT Inc.	746,007	31,922
	Essential Properties Realty Trust Inc.	931,036	29,160
	Terreno Realty Corp.	479,268	27,687
	Ryman Hospitality Properties Inc.	275,790	27,245
	Kite Realty Group Trust	1,035,142	23,622
	Macerich Co.	1,190,325	21,902
	Sabra Health Care REIT Inc.	1,114,038	21,289
	Phillips Edison & Co. Inc.	591,671	20,821
	Independence Realty Trust Inc.	1,090,116	19,742
*	Compass Inc. Class A	2,135,585	19,391
	SL Green Realty Corp.	336,774	19,159
	Tanger Inc.	523,809	17,904
*	Cushman & Wakefield plc	1,084,845	17,108
	National Health Investors Inc.	216,563	16,955
	Broadstone Net Lease Inc.	888,727	16,521
	HA Sustainable Infrastructure Capital Inc.	573,259	16,189
	PotlatchDeltic Corp.	367,132	15,431
	COPT Defense Properties	534,093	15,371
	Apple Hospitality REIT Inc.	1,049,658	13,709
*	GEO Group Inc.	640,726	13,289
	LXP Industrial Trust	1,366,459	12,407
	Acadia Realty Trust	618,399	12,374
	Urban Edge Properties	596,148	12,334
	Douglas Emmett Inc.	759,344	12,309
	Outfront Media Inc.	653,060	12,199
	Four Corners Property Trust Inc.	467,312	12,099
	Newmark Group Inc. Class A	638,695	11,631
	InvenTrust Properties Corp.	365,672	10,886
	Curbline Properties Corp.	456,044	10,275
	DigitalBridge Group Inc.	802,893	9,161
	St. Joe Co.	178,357	9,000
	Sunstone Hotel Investors Inc.	902,929	8,560
	DiamondRock Hospitality Co.	977,736	8,369
	LTC Properties Inc.	213,110	7,779
	JBG SMITH Properties	346,012	7,419

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Innovative Industrial Properties Inc.	130,114	7,372
	Global Net Lease Inc.	925,740	7,286
	Elme Communities	412,208	7,041
	NETSTREIT Corp.	384,806	7,038
	Getty Realty Corp.	242,938	6,946
	Xenia Hotels & Resorts Inc.	476,601	6,734
	Alexander & Baldwin Inc.	342,014	6,615
	Sila Realty Trust Inc.	260,425	6,495
*	Paramount Group Inc.	875,119	6,301
	Pebblebrook Hotel Trust	551,048	6,139
	Veris Residential Inc.	369,773	5,817
	UMH Properties Inc.	365,867	5,740
	RLJ Lodging Trust	695,882	5,358
	American Assets Trust Inc.	243,753	5,094
	Kennedy-Wilson Holdings Inc.	566,971	4,989
	Empire State Realty Trust Inc. Class A	646,812	4,948
	Piedmont Realty Trust Inc.	582,566	4,934
	Apartment Investment & Management Co. Class A	618,750	4,845
	Smartstop Self Storage REIT Inc.	132,593	4,825
	Centerspace	78,962	4,698
	Safehold Inc.	263,145	4,331
	Easterly Government Properties Inc.	186,487	4,269
	Plymouth Industrial REIT Inc.	192,271	4,230
*	Hudson Pacific Properties Inc.	1,496,540	4,205
	eXp World Holdings Inc.	367,030	3,975
	Diversified Healthcare Trust	1,028,653	3,919
	Marcus & Millichap Inc.	112,324	3,661
	NexPoint Residential Trust Inc.	105,507	3,641
	Brandywine Realty Trust	807,488	3,440
*	Anywhere Real Estate Inc.	494,511	3,021
	SITE Centers Corp.	235,516	2,892
	Gladstone Commercial Corp.	214,888	2,890
	Summit Hotel Properties Inc.	514,389	2,819
	Whitestone REIT	211,360	2,782
	CBL & Associates Properties Inc.	85,730	2,731
	Armada Hoffler Properties Inc.	374,772	2,728
*	Real Brokerage Inc.	495,933	2,668
*	Forestar Group Inc.	90,670	2,509
	CTO Realty Growth Inc.	142,596	2,464
	Universal Health Realty Income Trust	60,345	2,449
	Alexander's Inc.	10,092	2,325
	Global Medical REIT Inc.	299,663	2,247
	Peakstone Realty Trust REIT	172,095	2,189
	Farmland Partners Inc.	194,044	2,138
	NET Lease Office Properties	69,879	2,070
	One Liberty Properties Inc.	86,030	2,055
	Saul Centers Inc.	57,903	1,979
	Community Healthcare Trust Inc.	128,237	1,976
	Service Properties Trust	724,780	1,957
*	Tejon Ranch Co.	98,387	1,713
	Chatham Lodging Trust	218,635	1,668
	Postal Realty Trust Inc. Class A	104,755	1,659
	Industrial Logistics Properties Trust	251,097	1,547
	Gladstone Land Corp.	160,162	1,474
*	FRP Holdings Inc.	54,324	1,396
	City Office REIT Inc.	182,588	1,265
	RMR Group Inc. Class A	72,650	1,226
	FrontView REIT Inc.	82,862	1,108
*	Douglas Elliman Inc.	343,577	935
	Alpine Income Property Trust Inc.	59,215	904
*	Seaport Entertainment Group Inc.	35,234	879
	BRT Apartments Corp.	50,752	812
*	RE / MAX Holdings Inc. Class A	85,498	805
	Braemar Hotels & Resorts Inc.	276,715	764
	Modiv Industrial Inc.	44,013	668
*	Stratus Properties Inc.	31,303	609
	Franklin Street Properties Corp.	357,410	593
*	Maui Land & Pineapple Co. Inc.	32,076	557
*	Transcontinental Realty Investors Inc.	8,785	414
	Strawberry Fields REIT Inc.	33,946	396

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Clipper Realty Inc.	65,335	293
*	Mobile Infrastructure Corp.	66,883	260
*	American Realty Investors Inc.	6,722	103
*,1	Logistic Properties of The Americas Class A	14,429	94
			820,843
Technology (12.0%)
*	Credo Technology Group Holding Ltd.	686,746	84,508
*	Fabrinet	169,301	56,088
*,1	IonQ Inc.	1,111,582	47,509
*	Commvault Systems Inc.	207,342	38,699
*	Rambus Inc.	505,704	37,306
*	Varonis Systems Inc.	517,178	30,524
*	Sanmina Corp.	244,868	28,777
	Advanced Energy Industries Inc.	176,677	26,445
*	SiTime Corp.	98,896	23,900
*	Semtech Corp.	408,571	23,734
*	Qualys Inc.	171,206	23,251
*	Q2 Holdings Inc.	291,531	22,952
*	Impinj Inc.	121,654	22,806
*,1	SoundHound AI Inc. Class A	1,716,152	22,344
*,1	Rigetti Computing Inc.	1,325,900	21,519
*	Box Inc. Class A	658,147	21,475
*,1	D-Wave Quantum Inc.	1,349,879	21,085
*	TTM Technologies Inc.	471,858	21,031
*	Silicon Laboratories Inc.	151,187	20,312
*	Novanta Inc.	169,141	19,690
*	SPS Commerce Inc.	178,462	19,684
*	Workiva Inc.	235,500	19,368
*	Core Scientific Inc.	1,293,508	18,562
*	Zeta Global Holdings Corp. Class A	881,739	17,317
*	Tenable Holdings Inc.	559,621	17,303
*	Plexus Corp.	125,899	17,249
*	Magnite Inc.	655,523	17,011
*	Insight Enterprises Inc.	130,026	16,924
*	Ambarella Inc.	190,812	15,738
	Clear Secure Inc. Class A	391,968	14,232
*	BlackLine Inc.	246,857	13,422
*	Cargurus Inc.	385,179	13,327
*	Applied Digital Corp.	828,568	13,241
*	Agilysys Inc.	121,235	13,229
*	Alarm.com Holdings Inc.	222,951	13,072
*	Freshworks Inc. Class A	955,373	12,869
*	Synaptics Inc.	182,828	12,772
*	Cleanspark Inc.	1,300,264	12,313
*	Axcelis Technologies Inc.	150,988	12,085
	Power Integrations Inc.	265,653	11,981
*	Blackbaud Inc.	179,268	11,959
*	Intapp Inc.	259,730	11,945
*	Hut 8 Corp.	441,514	11,802
*,1	Terawulf Inc.	1,247,660	11,790
*	Diodes Inc.	215,020	11,705
*	FormFactor Inc.	365,070	10,656
*	AvePoint Inc.	622,278	10,180
*	Xometry Inc. Class A	203,635	10,076
*	Braze Inc. Class A	357,427	9,901
*	DigitalOcean Holdings Inc.	303,112	9,888
*	Five9 Inc.	357,933	9,636
*	PAR Technology Corp.	187,800	9,612
*,1	C3.ai Inc. Class A	567,078	9,589
*	Cipher Mining Inc.	1,242,157	9,490
*	Progress Software Corp.	200,539	9,283
	Kulicke & Soffa Industries Inc.	244,393	9,165
*	Yelp Inc.	289,262	9,146
	ePlus Inc.	123,561	8,942
	Vishay Intertechnology Inc.	567,618	8,775
*	NCR Voyix Corp.	651,595	8,588
*,1	Quantum Computing Inc.	540,051	8,522
*	LiveRamp Holdings Inc.	302,722	8,452
	CSG Systems International Inc.	130,234	8,356

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Alkami Technology Inc.	319,541	8,180
*	NetScout Systems Inc.	327,708	8,157
*	Vertex Inc. Class A	304,599	7,865
	Adeia Inc.	509,264	7,659
*	Ziff Davis Inc.	199,192	7,611
*	NextNav Inc.	412,285	7,343
*	Diebold Nixdorf Inc.	118,911	7,267
*,1	BigBear.ai Holdings Inc.	1,355,817	6,874
*	Rogers Corp.	87,004	6,826
*	Life360 Inc.	75,317	6,812
	Benchmark Electronics Inc.	167,372	6,794
*	Ouster Inc.	238,077	6,792
*	ACM Research Inc. Class A	236,664	6,679
*	PagerDuty Inc.	395,125	6,614
*	Veeco Instruments Inc.	267,937	6,570
*	Photronics Inc.	287,902	6,527
*	nLight Inc.	225,264	6,488
*	Asana Inc. Class A	437,207	6,383
	Sapiens International Corp. NV	145,695	6,250
*	Rapid7 Inc.	299,318	6,199
	A10 Networks Inc.	345,262	6,115
*	Penguin Solutions Inc.	249,799	6,028
*	MaxLinear Inc.	382,315	6,010
*,1	Bitdeer Technologies Group Class A	420,478	6,009
*	Verint Systems Inc.	291,254	5,939
	CTS Corp.	138,496	5,885
*	Appian Corp. Class A	184,549	5,680
*	Olo Inc. Class A	540,550	5,541
*,1	Innodata Inc.	142,007	5,393
*	Schrodinger Inc.	263,627	5,143
*	Ultra Clean Holdings Inc.	209,230	5,026
*	Couchbase Inc.	201,653	4,918
*	Fastly Inc. Class A	641,960	4,885
*	Amplitude Inc. Class A	407,603	4,659
*	ScanSource Inc.	102,054	4,455
*	Sprinklr Inc. Class A	515,335	4,452
*	Yext Inc.	483,346	4,394
*	Cohu Inc.	214,266	4,264
*,1	indie Semiconductor Inc. Class A	908,109	4,114
*	Sprout Social Inc. Class A	242,046	3,822
*,1	Navitas Semiconductor Corp.	627,379	3,676
*	Angi Inc.	202,553	3,589
*	Blend Labs Inc. Class A	982,530	3,557
*	Daktronics Inc.	192,714	3,344
*	Alpha & Omega Semiconductor Ltd.	115,941	3,336
	PC Connection Inc.	51,880	3,331
*,1	Aehr Test Systems	133,448	3,330
*	Kimball Electronics Inc.	113,825	3,286
*	PROS Holdings Inc.	204,932	3,176
*	Vimeo Inc.	736,373	3,093
*	PDF Solutions Inc.	149,514	3,058
*	Groupon Inc.	117,182	3,058
*	MeridianLink Inc.	149,649	2,977
*	EverQuote Inc. Class A	127,876	2,973
*	Jamf Holding Corp.	315,366	2,939
*	N-able Inc.	338,169	2,726
*	Ichor Holdings Ltd.	159,330	2,685
*,1	Rumble Inc.	368,098	2,683
	Red Violet Inc.	52,805	2,653
*	Grid Dynamics Holdings Inc.	309,473	2,566
	OneSpan Inc.	169,130	2,558
	Hackett Group Inc.	117,557	2,448
*	CEVA Inc.	109,656	2,437
*	Grindr Inc.	155,838	2,437
*,1	Serve Robotics Inc.	219,427	2,436
*	Consensus Cloud Solutions Inc.	90,948	2,416
*	Domo Inc. Class B	161,675	2,373
	Shutterstock Inc.	112,369	2,352
	Climb Global Solutions Inc.	18,253	2,255
	Xerox Holdings Corp.	551,033	2,193

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*,1	Bit Digital Inc.	849,175	2,182
*	Cerence Inc.	205,121	2,160
*	Aeva Technologies Inc.	143,490	2,124
*	Weave Communications Inc.	272,796	2,122
*	Mitek Systems Inc.	208,399	2,119
*	Backblaze Inc. Class A	251,896	2,103
*	Bumble Inc. Class A	340,450	2,101
*	Nextdoor Holdings Inc.	992,066	2,034
*	Digital Turbine Inc.	477,264	2,005
*	NerdWallet Inc. Class A	193,842	2,004
*	Bandwidth Inc. Class A	126,446	1,897
*	SEMrush Holdings Inc. Class A	215,546	1,703
*	PubMatic Inc. Class A	195,370	1,694
*	Mediaalpha Inc. Class A	156,055	1,649
*	Ibotta Inc. Class A	60,815	1,638
*	Telos Corp.	257,626	1,592
*,1	Rezolve AI plc	424,908	1,589
*	SkyWater Technology Inc.	123,030	1,475
*	Kopin Corp.	700,806	1,472
	NVE Corp.	22,619	1,461
*	Commerce.com Inc.	308,199	1,433
*,1	MicroVision Inc.	1,150,845	1,323
*	Arteris Inc.	131,773	1,241
	Methode Electronics Inc.	158,402	1,224
*	Unisys Corp.	312,574	1,222
*,1	Neonode Inc.	49,217	1,179
*	Simulations Plus Inc.	78,519	1,113
*,1	VTEX Class A	270,555	1,104
*,1	Mercurity Fintech Holding Inc.	150,573	1,053
*,1	Aeluma Inc.	45,236	1,031
*	ON24 Inc.	175,623	1,005
*	Rimini Street Inc.	228,005	987
	Immersion Corp.	138,217	976
*	Asure Software Inc.	115,417	970
*,1	Getty Images Holdings Inc.	515,847	949
*	Eventbrite Inc. Class A	344,754	914
	ReposiTrak Inc.	52,506	851
*	TrueCar Inc.	369,471	813
*,1	EverCommerce Inc.	68,876	796
*	Viant Technology Inc. Class A	73,480	764
*	TechTarget Inc.	124,222	733
*	CoreCard Corp.	26,194	725
*,1	KULR Technology Group Inc.	154,328	725
*	Definitive Healthcare Corp.	165,098	665
*	Digimarc Corp.	73,745	639
*	Kaltura Inc.	379,659	604
*	Tucows Inc. Class A	31,461	575
	Richardson Electronics Ltd.	56,559	556
*	Expensify Inc. Class A	281,537	552
*	eGain Corp.	85,183	536
*	WM Technology Inc.	409,314	508
*	Rackspace Technology Inc.	393,994	496
*	AudioEye Inc.	37,763	485
*,1	Atomera Inc.	137,706	452
*	NIQ Global Intelligence plc	26,027	443
*,1	Airship AI Holdings Inc.	94,555	423
	CSP Inc.	32,517	392
*	Arena Group Holdings Inc.	60,571	357
*	Synchronoss Technologies Inc.	51,212	308
*,1	Vivid Seats Inc. Class A	15,124	268
*	Silvaco Group Inc.	35,794	191
*,1	Whitefiber Inc.	10,844	183
*	Vroom Inc.	5,488	156
*	Ambiq Micro Inc.	1,307	52
*	Zspace Inc.	10,388	22
			1,540,793
Telecommunications (2.2%)
*	EchoStar Corp. Class A	635,275	39,254
	InterDigital Inc.	121,394	32,984

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Lumen Technologies Inc.	4,468,926	22,211
	Telephone & Data Systems Inc.	459,538	18,423
*	Viasat Inc.	531,113	17,171
*	Calix Inc.	276,293	16,426
*	CommScope Holding Co. Inc.	999,726	16,036
*	Extreme Networks Inc.	618,530	13,224
*	Viavi Solutions Inc.	1,037,615	11,704
	Cogent Communications Holdings Inc.	210,960	8,065
*	Globalstar Inc.	234,775	7,027
*,1	Applied Optoelectronics Inc.	251,768	6,093
*	Digi International Inc.	170,733	5,928
*	fuboTV Inc.	1,562,122	5,514
*	Harmonic Inc.	526,877	5,069
	IDT Corp. Class B	76,283	4,887
*	Liberty Latin America Ltd. Class C	587,564	4,841
	Uniti Group Inc.	669,471	4,218
	Cable One Inc.	24,135	3,897
*	NETGEAR Inc.	129,932	3,530
*	Gogo Inc.	320,535	3,519
*	ADTRAN Holdings Inc.	348,585	3,270
	Shenandoah Telecommunications Co.	238,154	3,156
*	Altice USA Inc. Class A	1,225,657	2,868
*	Powerfleet Inc. NJ	582,480	2,720
*	Clearfield Inc.	54,987	1,794
*	Ribbon Communications Inc.	439,428	1,793
	Spok Holdings Inc.	95,708	1,738
*	Ooma Inc.	118,350	1,529
*	Anterix Inc.	60,905	1,446
*	Xperi Inc.	209,434	1,257
*	Aviat Networks Inc.	54,490	1,251
*	8x8 Inc.	613,851	1,215
*	WideOpenWest Inc.	237,975	1,211
*	Liberty Latin America Ltd. Class A	136,845	1,103
*	BK Technologies Corp.	12,772	904
	ATN International Inc.	46,959	798
*	Inseego Corp.	58,666	723
*	Crexendo Inc.	67,857	429
			279,226
Utilities (3.6%)
*,1	Oklo Inc.	481,099	35,428
*	Casella Waste Systems Inc. Class A	294,625	29,038
	Ormat Technologies Inc. (XNYS)	286,069	26,287
	TXNM Energy Inc.	434,333	24,601
	Southwest Gas Holdings Inc.	303,438	24,239
	Brookfield Infrastructure Corp. Class A (XTSE)	564,624	22,709
	New Jersey Resources Corp.	473,548	22,394
	Portland General Electric Co.	516,278	22,086
	ONE Gas Inc.	280,682	21,472
	Spire Inc.	270,361	20,710
*,1	NuScale Power Corp.	593,866	20,578
	Black Hills Corp.	340,748	20,380
	ALLETE Inc.	274,104	17,584
	Northwestern Energy Group Inc.	289,103	16,626
*	Sunrun Inc.	981,974	15,682
	MGE Energy Inc.	172,844	14,718
	Avista Corp.	377,299	13,787
	American States Water Co.	181,326	13,514
	Chesapeake Utilities Corp.	107,107	13,236
	California Water Service Group	280,225	13,151
*	Hawaiian Electric Industries Inc.	816,895	10,587
	Northwest Natural Holding Co.	189,631	7,875
	H2O America	149,184	7,514
	Middlesex Water Co.	83,526	4,472
*,1	NANO Nuclear Energy Inc.	125,281	4,077
*	Enviri Corp.	356,486	4,028
	Unitil Corp.	75,423	3,542
	Aris Water Solutions Inc. Class A	145,184	3,524
	Excelerate Energy Inc. Class A	107,663	2,629
	Consolidated Water Co. Ltd.	70,797	2,355

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	York Water Co.	67,586	2,100
	Genie Energy Ltd. Class B	99,673	1,525
*	Arq Inc.	148,329	1,145
*	Perma-Fix Environmental Services Inc.	81,347	967
*	Pure Cycle Corp.	93,129	941
*	Cadiz Inc.	257,835	923
	RGC Resources Inc.	38,702	861
	Global Water Resources Inc.	58,463	565
*	Net Power Inc.	160,918	410
			468,260
Total Common Stocks (Cost $12,788,074)			12,840,583
Rights (0.0%)
*	Gen Digital Inc. Exp. 4/17/2027 (Cost $—)	105	1
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029 (Cost $—)	6,520	29
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[4,5]	Vanguard Market Liquidity Fund, 4.362% (Cost $360,297)	3,603,743	360,338
Total Investments (102.6%) (Cost $13,148,371)			13,200,951
Other Assets and Liabilities—Net (-2.6%)			(329,941)
Net Assets (100%)			12,871,010
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $311,107.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $340,531 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	256	30,333	1,043

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $12,788,074)	12,840,613
Affiliated Issuers (Cost $360,297)	360,338
Total Investments in Securities	13,200,951
Investment in Vanguard	313
Cash Collateral Pledged—Futures Contracts	2,090
Receivables for Investment Securities Sold	1
Receivables for Accrued Income	8,676
Receivables for Capital Shares Issued	135
Total Assets	13,212,166
Liabilities
Due to Custodian	6
Payables for Investment Securities Purchased	66
Collateral for Securities on Loan	340,531
Payables for Capital Shares Redeemed	24
Payables to Vanguard	388
Variation Margin Payable—Futures Contracts	141
Total Liabilities	341,156
Net Assets	12,871,010
1 Includes $311,107 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	14,856,300
Total Distributable Earnings (Loss)	(1,985,290)
Net Assets	12,871,010

ETF Shares—Net Assets
Applicable to 130,150,030 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,380,479
Net Asset Value Per Share—ETF Shares	$95.12

Institutional Shares—Net Assets
Applicable to 1,347,685 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	490,531
Net Asset Value Per Share—Institutional Shares	$363.98

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	149,923
Non-Cash Dividends	10,654
Interest[2]	1,655
Securities Lending—Net	11,174
Total Income	173,406
Expenses
The Vanguard Group—Note B
Investment Advisory Services	257
Management and Administrative—ETF Shares	7,112
Management and Administrative—Institutional Shares	309
Marketing and Distribution—ETF Shares	568
Marketing and Distribution—Institutional Shares	14
Custodian Fees	350
Auditing Fees	26
Shareholders’ Reports and Proxy Fees—ETF Shares	1,441
Shareholders’ Reports and Proxy Fees—Institutional Shares	8
Trustees’ Fees and Expenses	7
Other Expenses	58
Total Expenses	10,150
Net Investment Income	163,256
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	782,244
Futures Contracts	(995)
Realized Net Gain (Loss)	781,249
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	192,574
Futures Contracts	(330)
Change in Unrealized Appreciation (Depreciation)	192,244
Net Increase (Decrease) in Net Assets Resulting from Operations	1,136,749
1	Dividends are net of foreign withholding taxes of $444.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,449, ($2), and $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,339,058 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	163,256	123,779
Realized Net Gain (Loss)	781,249	524,012
Change in Unrealized Appreciation (Depreciation)	192,244	848,037
Net Increase (Decrease) in Net Assets Resulting from Operations	1,136,749	1,495,828
Distributions
ETF Shares	(150,040)	(119,053)
Institutional Shares	(6,146)	(7,500)
Total Distributions	(156,186)	(126,553)
Capital Share Transactions
ETF Shares	1,200,778	2,485,154
Institutional Shares	(81,808)	(11,843)
Net Increase (Decrease) from Capital Share Transactions	1,118,970	2,473,311
Total Increase (Decrease)	2,099,533	3,842,586
Net Assets
Beginning of Period	10,771,477	6,928,891
End of Period	12,871,010	10,771,477

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021[1]
Net Asset Value, Beginning of Period	$89.03	$76.28	$74.02	$91.28	$62.69
Investment Operations
Net Investment Income[2]	1.163	1.147	1.207	1.030	.865
Net Realized and Unrealized Gain (Loss) on Investments	6.033	12.798	2.207	(17.254)	28.550
Total from Investment Operations	7.196	13.945	3.414	(16.224)	29.415
Distributions
Dividends from Net Investment Income	(1.106)	(1.195)	(1.154)	(1.036)	(.825)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.106)	(1.195)	(1.154)	(1.036)	(.825)
Net Asset Value, End of Period	$95.12	$89.03	$76.28	$74.02	$91.28
Total Return	8.21%	18.50%	4.75%	-17.88%	47.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,380	$10,229	$6,455	$5,255	$6,223
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.44%	1.64%	1.26%	1.02%
Portfolio Turnover Rate[4]	14%	12%	15%	19%	23%
1	Adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$340.66	$291.86	$283.22	$349.26	$239.84
Investment Operations
Net Investment Income[1]	4.488	4.441	4.671	4.063	3.360
Net Realized and Unrealized Gain (Loss) on Investments	23.096	48.984	8.434	(66.085)	109.242
Total from Investment Operations	27.584	53.425	13.105	(62.022)	112.602
Distributions
Dividends from Net Investment Income	(4.264)	(4.625)	(4.465)	(4.018)	(3.182)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.264)	(4.625)	(4.465)	(4.018)	(3.182)
Net Asset Value, End of Period	$363.98	$340.66	$291.86	$283.22	$349.26
Total Return	8.22%	18.53%	4.76%	-17.88%	47.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$491	$542	$474	$487	$619
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.46%	1.67%	1.29%	1.08%
Portfolio Turnover Rate[3]	14%	12%	15%	19%	23%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Russell 2000 Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $313,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,840,460	—	123	12,840,583
Rights	1	—	—	1
Warrants	—	29	—	29
Temporary Cash Investments	360,338	—	—	360,338
Total	13,200,799	29	123	13,200,951
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,043	—	—	1,043
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,339,426
Total Distributable Earnings (Loss)	(1,339,426)

Russell 2000 Index Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	33,192
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(16,966)
Capital Loss Carryforwards	(2,001,516)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(1,985,290)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	156,186	126,553
Long-Term Capital Gains	—	—
Total	156,186	126,553
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,217,917
Gross Unrealized Appreciation	2,173,624
Gross Unrealized Depreciation	(2,190,590)
Net Unrealized Appreciation (Depreciation)	(16,966)
E.	During the year ended August 31, 2025, the fund purchased $1,664,996,000 of investment securities and sold $1,680,277,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,440,847,000 and $4,263,836,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $85,422,000 and sales were $223,424,000, resulting in net realized loss of $60,861,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	5,491,482	63,750	5,651,760	69,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,290,704)	(48,500)	(3,166,606)	(39,425)
Net Increase (Decrease)—ETF Shares	1,200,778	15,250	2,485,154	30,275
Institutional Shares
Issued	65,255	195	70,235	234
Issued in Lieu of Cash Distributions	5,609	17	6,761	22
Redeemed	(152,672)	(455)	(88,839)	(289)
Net Increase (Decrease)—Institutional Shares	(81,808)	(243)	(11,843)	(33)

Russell 2000 Index Fund
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Russell 2000 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (4.3%)
	Commercial Metals Co.	73,757	4,254
	UFP Industries Inc.	37,244	3,761
*	Coeur Mining Inc.	208,501	2,742
*	SSR Mining Inc. (XTSE)	132,493	2,558
	Hecla Mining Co.	298,248	2,538
	Avient Corp.	59,907	2,240
*	Perimeter Solutions Inc.	90,619	2,029
	Innospec Inc.	15,513	1,359
	Minerals Technologies Inc.	20,682	1,354
	Quaker Chemical Corp.	9,156	1,328
	Materion Corp.	10,856	1,203
*,1	Energy Fuels Inc.	99,492	1,150
*	Constellium SE	58,323	845
	Sylvamo Corp.	16,373	755
	Worthington Steel Inc.	21,378	712
	Stepan Co.	13,978	699
*	Ecovyst Inc.	70,732	643
*	MAC Copper Ltd.	46,569	565
	Mativ Holdings Inc.	35,451	446
	Ryerson Holding Corp.	17,777	405
*	Metallus Inc.	24,054	395
	Kaiser Aluminum Corp.	5,035	392
	Orion SA	36,315	383
	AdvanSix Inc.	17,253	370
	Koppers Holdings Inc.	12,740	369
*	NWPX Infrastructure Inc.	6,431	341
	Tronox Holdings plc	76,833	329
	Ferroglobe plc	78,595	329
*	LSB Industries Inc.	35,337	294
*,1	Encore Energy Corp.	118,378	282
	Caledonia Mining Corp. plc	10,846	277
*	Magnera Corp.	21,396	265
*	Rayonier Advanced Materials Inc.	41,410	231
*	Intrepid Potash Inc.	7,223	220
*	Clearwater Paper Corp.	10,155	219
	Olympic Steel Inc.	6,359	214
	Cabot Corp.	2,383	194
*	Tredegar Corp.	17,158	134
*	Compass Minerals International Inc.	5,299	101
*	American Vanguard Corp.	16,750	90
	Friedman Industries Inc.	4,279	82
*,1	Critical Metals Corp.	13,000	81
*	Novagold Resources Inc.	11,092	76
*	Ivanhoe Electric Inc.	8,044	72
	FutureFuel Corp.	16,178	63
*	Ascent Industries Co.	5,100	62
*	American Battery Technology Co.	24,657	61
	Valhi Inc.	1,834	30
*	Piedmont Lithium Inc.	940	7
			37,549
Consumer Discretionary (13.7%)
*	Taylor Morrison Home Corp.	64,108	4,319
	Meritage Homes Corp.	46,156	3,586
*	Asbury Automotive Group Inc.	12,777	3,214
*	SkyWest Inc.	26,300	3,193
	KB Home	45,512	2,892
*	M/I Homes Inc.	17,224	2,536
	Signet Jewelers Ltd.	27,211	2,396
	Advance Auto Parts Inc.	39,100	2,385

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Academy Sports & Outdoors Inc.	43,150	2,311
	Graham Holdings Co. Class B	2,089	2,269
	TEGNA Inc.	104,736	2,220
	Visteon Corp.	17,841	2,212
	Group 1 Automotive Inc.	4,612	2,144
*	Tri Pointe Homes Inc.	58,170	2,055
*	OPENLANE Inc.	69,319	2,005
	Polaris Inc.	34,742	1,966
*	Urban Outfitters Inc.	26,786	1,797
	Dana Inc.	86,192	1,738
	Marriott Vacations Worldwide Corp.	20,835	1,628
*	Capri Holdings Ltd.	75,891	1,563
	LCI Industries	14,367	1,515
*	Laureate Education Inc.	54,858	1,507
	Phinia Inc.	25,608	1,498
*	Goodyear Tire & Rubber Co.	169,548	1,438
	American Eagle Outfitters Inc.	105,870	1,370
*	Foot Locker Inc.	55,471	1,370
*	Adient plc	54,727	1,357
	Perdoceo Education Corp.	39,953	1,308
	Strategic Education Inc.	15,668	1,275
	Brightstar Lottery plc	72,855	1,212
	Steven Madden Ltd.	40,972	1,190
*	Peloton Interactive Inc. Class A	155,701	1,183
*	National Vision Holdings Inc.	50,808	1,165
	Century Communities Inc.	17,396	1,146
*	Knowles Corp.	52,691	1,125
*	JetBlue Airways Corp.	208,673	1,116
*	Central Garden & Pet Co. Class A	33,374	1,102
	Garrett Motion Inc.	82,383	1,070
	Kohl's Corp.	71,029	1,070
	Rush Enterprises Inc. Class A	18,407	1,057
	La-Z-Boy Inc.	26,887	994
*	Green Brick Partners Inc.	13,618	951
	Papa John's International Inc.	19,399	945
	MillerKnoll Inc.	43,894	927
*	Sally Beauty Holdings Inc.	66,535	922
	Worthington Enterprises Inc.	14,005	921
	PROG Holdings Inc.	26,081	919
	Steelcase Inc. Class A	54,733	916
	Winmark Corp.	1,937	898
	Interface Inc.	33,131	885
	Red Rock Resorts Inc. Class A	14,243	881
*	LGI Homes Inc.	13,704	848
	Leggett & Platt Inc.	87,730	843
*	Topgolf Callaway Brands Corp.	86,116	823
*	Sphere Entertainment Co.	18,108	820
*	Lionsgate Studios Corp.	124,724	802
*	AMC Entertainment Holdings Inc. Class A	282,877	795
*	Gentherm Inc.	19,855	730
*	Victoria's Secret & Co.	31,624	728
*	G-III Apparel Group Ltd.	25,524	689
*	TripAdvisor Inc.	39,305	685
	Carter's Inc.	23,145	661
	Winnebago Industries Inc.	17,846	642
	Cracker Barrel Old Country Store Inc.	10,476	627
*	Fox Factory Holding Corp.	20,713	599
	HNI Corp.	12,769	574
	Upbound Group Inc.	22,386	569
	Standard Motor Products Inc.	13,945	541
	Kontoor Brands Inc.	6,875	531
	Sonic Automotive Inc. Class A	6,188	509
*	Cars.com Inc.	37,916	495
*	Allegiant Travel Co.	7,856	492
*	Pursuit Attractions & Hospitality Inc.	13,082	488
	Matthews International Corp. Class A	19,610	482
*	Beazer Homes USA Inc.	18,987	478
*	GigaCloud Technology Inc. Class A	17,303	458
*	Hovnanian Enterprises Inc. Class A	3,215	451
	Ethan Allen Interiors Inc.	15,204	449

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	American Axle & Manufacturing Holdings Inc.	76,371	444
*	Dream Finders Homes Inc. Class A	15,066	419
*	Malibu Boats Inc. Class A	12,347	410
	Oxford Industries Inc.	9,268	408
*	Cooper-Standard Holdings Inc.	11,047	407
*	Integral Ad Science Holding Corp.	43,069	387
*	Helen of Troy Ltd.	15,047	369
	Sinclair Inc.	25,410	368
*	ODP Corp.	18,136	367
	Scholastic Corp.	14,183	364
*	RealReal Inc.	46,367	354
	Gray Media Inc.	57,527	353
*	Stitch Fix Inc. Class A	64,527	341
	Monro Inc.	19,589	325
*	Bed Bath & Beyond Inc.	35,993	324
	Golden Entertainment Inc.	12,829	319
	Caleres Inc.	21,232	318
*	Sabre Corp.	174,263	312
*	MarineMax Inc.	11,540	304
*	Clean Energy Fuels Corp.	113,279	298
	A-Mark Precious Metals Inc.	12,466	292
*	Six Flags Entertainment Corp.	12,415	282
*	Corsair Gaming Inc.	30,001	268
*	Portillo's Inc. Class A	37,033	262
	Shoe Carnival Inc.	11,655	244
*	Nexxen International Ltd.	24,314	244
	Marcus Corp.	15,743	243
*	Eastman Kodak Co.	40,877	241
*	MasterCraft Boat Holdings Inc.	10,986	241
	Sturm Ruger & Co. Inc.	6,723	233
	Smith & Wesson Brands Inc.	28,226	231
*	Central Garden & Pet Co.	6,308	230
*	America's Car-Mart Inc.	4,990	224
	Arko Corp.	43,387	217
	Dine Brands Global Inc.	8,324	199
*	Genesco Inc.	6,203	198
	Haverty Furniture Cos. Inc.	8,662	195
*	Sun Country Airlines Holdings Inc.	14,197	188
*	Petco Health & Wellness Co. Inc.	46,529	186
*	El Pollo Loco Holdings Inc.	17,020	181
	National CineMedia Inc.	41,218	181
	Movado Group Inc.	9,751	178
*	Motorcar Parts of America Inc.	11,734	175
*	Boston Omaha Corp. Class A	13,013	174
*	Zumiez Inc.	10,128	174
	Rush Enterprises Inc. Class B	2,978	173
	Cricut Inc. Class A	29,595	169
*	iHeartMedia Inc. Class A	79,106	168
*	BJ's Restaurants Inc.	4,975	167
*	Webtoon Entertainment Inc.	11,544	167
*	Strattec Security Corp.	2,487	164
*	Holley Inc.	38,280	156
*	Legacy Housing Corp.	5,546	155
	Krispy Kreme Inc.	43,409	154
	Bloomin' Brands Inc.	20,227	149
*	AMC Networks Inc. Class A	20,766	147
*	Sleep Number Corp.	13,431	141
	Rocky Brands Inc.	4,530	138
	Johnson Outdoors Inc. Class A	3,389	137
*	Denny's Corp.	29,788	136
*	Biglari Holdings Inc. Class B	435	135
*,1	Faraday Future Intelligent Electric Inc.	57,214	128
*	EW Scripps Co. Class A	40,412	121
*	OneWater Marine Inc. Class A	7,183	121
	Weyco Group Inc.	3,957	120
	Flexsteel Industries Inc.	2,378	110
*	Lands' End Inc.	7,653	110
*	Citi Trends Inc.	3,071	109
	JAKKS Pacific Inc.	6,056	108
*	Starz Entertainment Corp.	8,220	105

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Superior Group of Cos. Inc.	7,835	103
	Playtika Holding Corp.	27,723	103
*	Reservoir Media Inc.	12,044	95
	Lakeland Industries Inc.	5,869	89
	Bassett Furniture Industries Inc.	5,236	88
*	Daily Journal Corp.	187	87
*	Sonos Inc.	6,238	87
*	Frontier Group Holdings Inc.	17,610	86
	Buckle Inc.	1,508	85
*	1-800-Flowers.com Inc. Class A	15,271	85
	Entravision Communications Corp. Class A	32,449	84
*	Barnes & Noble Education Inc.	9,621	83
	Escalade Inc.	6,499	82
*	American Outdoor Brands Inc.	7,896	82
*	Outdoor Holding Co.	56,515	81
*	Funko Inc. Class A	23,261	80
	J Jill Inc.	4,703	79
	Designer Brands Inc. Class A	20,668	77
	RCI Hospitality Holdings Inc.	2,042	76
	Clarus Corp.	18,894	69
*	Newsmax Inc.	4,882	69
	Hamilton Beach Brands Holding Co. Class A	4,628	68
*	Tile Shop Holdings Inc.	10,563	66
	Virco Mfg. Corp.	7,587	65
	John Wiley & Sons Inc. Class A	1,545	63
*	Gaia Inc.	10,961	62
*	Lovesac Co.	3,265	62
*	Global Business Travel Group I	6,844	57
*	Playstudios Inc.	56,783	55
*	Turtle Beach Corp.	3,103	49
*	United Parks & Resorts Inc.	889	47
*	Teads Holding Co.	23,212	41
	NL Industries Inc.	6,051	40
*	Mister Car Wash Inc.	6,858	39
*	Gannett Co. Inc.	9,157	38
	Jack in the Box Inc.	1,915	37
*	Torrid Holdings Inc.	15,224	33
*	Latham Group Inc.	3,478	28
*	Traeger Inc.	20,380	26
*	Luminar Technologies Inc.	15,592	26
*	Potbelly Corp.	1,745	23
	Marine Products Corp.	2,513	22
*	BARK Inc.	21,093	19
*	American Public Education Inc.	611	18
	Nathan's Famous Inc.	150	16
*	NextNRG Inc.	8,501	15
*	Savers Value Village Inc.	1,017	12
*	Spirit Aviation Holdings Inc.	9,763	12
	CuriosityStream Inc.	1,667	8
	CompX International Inc.	301	7
*	Vuzix Corp.	2,805	6
*	McGraw Hill Inc.	324	5
*	MNTN Inc. Class A	210	4
*	European Wax Center Inc. Class A	560	2
			119,472
Consumer Staples (1.7%)
*	Grocery Outlet Holding Corp.	61,535	1,114
*	United Natural Foods Inc.	38,903	1,100
	Spectrum Brands Holdings Inc.	16,580	945
	Universal Corp.	15,700	878
	Andersons Inc.	21,335	873
	Fresh Del Monte Produce Inc.	21,518	781
	Weis Markets Inc.	10,731	769
	Edgewell Personal Care Co.	30,254	727
	Ingles Markets Inc. Class A	9,539	646
	Dole plc	43,069	634
	Utz Brands Inc.	47,188	633
*	Simply Good Foods Co.	21,849	626
*	TreeHouse Foods Inc.	32,723	600

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	SpartanNash Co.	22,130	593
*	Mission Produce Inc.	31,749	397
	Nu Skin Enterprises Inc. Class A	32,144	391
*	Seneca Foods Corp. Class A	3,004	340
	MGP Ingredients Inc.	9,058	268
	Energizer Holdings Inc.	9,181	253
*	USANA Health Sciences Inc.	7,149	228
	ACCO Brands Corp.	56,182	226
	B&G Foods Inc.	49,612	224
	Village Super Market Inc. Class A	5,876	213
	Limoneira Co.	10,711	169
*	Herbalife Ltd.	16,896	165
	John B Sanfilippo & Son Inc.	2,045	133
*	Olaplex Holdings Inc.	90,292	129
	Turning Point Brands Inc.	1,249	124
*	Nature's Sunshine Products Inc.	7,353	124
*	Honest Co. Inc.	29,959	119
	Alico Inc.	3,435	116
*,1	Beyond Meat Inc.	43,397	108
*	Hain Celestial Group Inc.	58,212	105
*	Medifast Inc.	6,920	97
*	HF Foods Group Inc.	25,817	85
	Oil-Dri Corp. of America	1,318	78
	WK Kellogg Co.	3,080	71
*	Waldencast plc Class A	27,213	42
	Calavo Growers Inc.	947	26
*	Beauty Health Co.	11,155	23
			15,173
Energy (6.9%)
	Golar LNG Ltd.	64,938	2,846
*	CNX Resources Corp.	92,560	2,703
	Magnolia Oil & Gas Corp. Class A	97,184	2,418
	Noble Corp. plc	82,068	2,365
	Murphy Oil Corp.	87,636	2,179
	SM Energy Co.	74,026	2,113
	California Resources Corp.	42,436	2,108
	Warrior Met Coal Inc.	33,868	2,071
*	Valaris Ltd.	41,469	2,060
	Core Natural Resources Inc.	22,504	1,671
	Northern Oil & Gas Inc.	60,274	1,577
	PBF Energy Inc. Class A	54,384	1,486
*	Transocean Ltd. (XNYS)	484,281	1,467
	Peabody Energy Corp.	79,629	1,386
	Patterson-UTI Energy Inc.	231,260	1,344
	Helmerich & Payne Inc.	62,869	1,313
*	NEXTracker Inc. Class A	18,486	1,243
	Liberty Energy Inc.	102,536	1,154
*	DNOW Inc.	69,980	1,120
	Crescent Energy Co. Class A	117,070	1,117
*,1	Plug Power Inc.	593,344	932
*	Par Pacific Holdings Inc.	24,681	855
	World Kinect Corp.	31,310	839
*	Expro Group Holdings NV	67,305	839
*	MRC Global Inc.	55,496	837
*	Seadrill Ltd.	25,996	830
*	Alpha Metallurgical Resources Inc.	5,352	798
*	Talos Energy Inc.	78,149	772
*	Bristow Group Inc.	18,534	714
*	Array Technologies Inc.	77,687	700
*	Calumet Inc.	39,706	647
*	Shoals Technologies Group Inc. Class A	92,130	600
	Diversified Energy Co. plc	35,919	592
*	Kosmos Energy Ltd.	309,178	553
*	NPK International Inc.	52,735	548
*	Ameresco Inc. Class A	21,089	536
	Vitesse Energy Inc.	19,565	521
	Select Water Solutions Inc.	56,975	485
*	Green Plains Inc.	42,310	470
*	Helix Energy Solutions Group Inc.	70,401	464

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Innovex International Inc.	25,464	439
*	Centrus Energy Corp. Class A	2,159	436
*	REX American Resources Corp.	6,976	436
	SunCoke Energy Inc.	55,549	429
*,1	Borr Drilling Ltd.	145,207	423
*	TETRA Technologies Inc.	83,002	390
*	Solid Power Inc.	86,580	375
	Core Laboratories Inc.	30,933	356
*	Vital Energy Inc.	19,661	350
*	Nabors Industries Ltd. (XNYS)	9,352	349
	Kinetik Holdings Inc.	7,975	334
*	National Energy Services Reunited Corp.	35,061	328
	SandRidge Energy Inc.	24,199	286
	RPC Inc.	59,234	283
[1]	New Fortress Energy Inc.	110,795	273
*	EVgo Inc.	69,890	270
*	ProPetro Holding Corp.	51,489	263
*	BKV Corp.	11,134	260
*	Gevo Inc.	148,759	257
*	Comstock Resources Inc.	14,516	234
	VAALCO Energy Inc.	58,717	228
*	Oil States International Inc.	37,630	211
	Riley Exploration Permian Inc.	7,109	208
*	Forum Energy Technologies Inc.	7,759	205
	Granite Ridge Resources Inc.	36,321	202
*	Matrix Service Co.	13,197	200
*	Oceaneering International Inc.	7,404	181
	Berry Corp.	49,508	165
	Atlas Energy Solutions Inc.	14,107	165
	Ranger Energy Services Inc. Class A	11,087	158
*	Summit Midstream Corp.	6,687	154
	Natural Gas Services Group Inc.	4,799	126
*,1	T1 Energy Inc.	71,698	118
	W&T Offshore Inc.	63,800	116
*	Infinity Natural Resources Inc. Class A	7,804	116
*	Tidewater Inc.	1,730	104
*,1	Kolibri Global Energy Inc.	17,896	101
	NACCO Industries Inc. Class A	2,559	100
[1]	HighPeak Energy Inc.	11,756	90
*	SEACOR Marine Holdings Inc.	13,211	85
	Flowco Holdings Inc. Class A	5,238	85
*	Flotek Industries Inc.	6,644	80
	Epsilon Energy Ltd.	12,676	74
*	Montauk Renewables Inc.	34,061	73
*	Fluence Energy Inc.	9,268	69
*	DMC Global Inc.	8,436	57
*	Complete Solaria Inc.	29,716	45
*,1	PrimeEnergy Resources Corp.	275	42
*	Mammoth Energy Services Inc.	14,910	35
*	ProFrac Holding Corp. Class A	7,921	32
*	Hallador Energy Co.	1,372	22
	Evolution Petroleum Corp.	2,359	12
*	Empire Petroleum Corp.	1,446	7
*	OPAL Fuels Inc. Class A	2,953	7
			59,717
Financials (27.4%)
	UMB Financial Corp.	43,280	5,276
	Jackson Financial Inc. Class A	46,667	4,611
	Cadence Bank	114,017	4,292
	Old National Bancorp	184,434	4,222
	Essent Group Ltd.	64,598	4,053
	Home BancShares Inc.	122,488	3,645
*	MARA Holdings Inc.	225,809	3,608
	United Bankshares Inc.	92,057	3,529
	Hancock Whitney Corp.	55,902	3,517
	Atlantic Union Bankshares Corp.	92,867	3,318
	Radian Group Inc.	92,004	3,209
	Ameris Bancorp	43,160	3,163
*	Riot Platforms Inc.	215,228	2,962

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Associated Banc-Corp.	108,586	2,929
	Glacier Bancorp Inc.	59,252	2,912
*	Axos Financial Inc.	29,509	2,692
	United Community Banks Inc.	78,595	2,625
	CNO Financial Group Inc.	64,417	2,543
	Flagstar Financial Inc.	197,633	2,534
	Valley National Bancorp	237,588	2,485
	Renasant Corp.	61,442	2,404
	Fulton Financial Corp.	119,019	2,340
*	Genworth Financial Inc.	268,149	2,298
	Independent Bank Corp. (XNGS)	31,753	2,271
	International Bancshares Corp.	31,656	2,265
*	Texas Capital Bancshares Inc.	25,538	2,211
	WSFS Financial Corp.	37,704	2,198
	Eastern Bankshares Inc.	128,295	2,195
	Cathay General Bancorp	43,787	2,185
	PennyMac Financial Services Inc.	19,050	2,097
	Blackstone Mortgage Trust Inc. Class A	105,623	2,066
	Bread Financial Holdings Inc.	30,263	2,003
*	NMI Holdings Inc.	50,872	2,002
	BankUnited Inc.	49,080	1,923
	WesBanco Inc.	58,355	1,914
	Simmons First National Corp. Class A	92,046	1,913
	First Interstate BancSystem Inc. Class A	57,530	1,882
	Walker & Dunlop Inc.	21,518	1,830
	CVB Financial Corp.	86,070	1,733
	Seacoast Banking Corp. of Florida	55,580	1,729
	Towne Bank	46,157	1,693
	Park National Corp.	9,654	1,658
	WaFd Inc.	52,362	1,647
	First Financial Bancorp	61,967	1,641
	Community Financial System Inc.	26,696	1,599
	Pacific Premier Bancorp Inc.	62,732	1,536
	First Merchants Corp.	35,932	1,492
	Trustmark Corp.	36,884	1,485
	Banner Corp.	22,137	1,484
[1]	Arbor Realty Trust Inc.	124,204	1,483
	FB Financial Corp.	27,438	1,473
	Enterprise Financial Services Corp.	23,876	1,462
	First Bancorp / Southern Pines NC	26,392	1,441
	Banc of California Inc.	84,178	1,424
	Provident Financial Services Inc.	69,822	1,385
	First Busey Corp.	55,948	1,382
	NBT Bancorp Inc.	31,140	1,379
	Mercury General Corp.	17,463	1,350
	Stewart Information Services Corp.	18,151	1,322
	OFG Bancorp	29,510	1,321
*	LendingClub Corp.	74,604	1,282
	Bank of NT Butterfield & Son Ltd.	28,308	1,277
*	Customers Bancorp Inc.	17,709	1,270
	Horace Mann Educators Corp.	26,528	1,220
	Northwest Bancshares Inc.	94,419	1,194
	Veritex Holdings Inc.	34,759	1,194
	First Commonwealth Financial Corp.	66,119	1,174
	Nelnet Inc. Class A	8,997	1,157
*	SiriusPoint Ltd.	60,023	1,124
	First BanCorp (XNYS)	48,015	1,067
	Hilltop Holdings Inc.	29,827	1,046
	ARMOUR Residential REIT Inc.	65,661	1,005
	German American Bancorp Inc.	23,721	991
	S&T Bancorp Inc.	24,843	982
	National Bank Holdings Corp. Class A	24,577	964
	Stellar Bancorp Inc.	30,581	946
	TriCo Bancshares	19,988	908
	Dynex Capital Inc.	69,131	872
	Banco Latinoamericano de Comercio Exterior SA	18,909	872
	Nicolet Bankshares Inc.	6,259	866
	Ladder Capital Corp.	74,223	862
	Virtus Investment Partners Inc.	4,280	862
	Artisan Partners Asset Management Inc. Class A	18,377	860

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	QCR Holdings Inc.	10,745	842
	Westamerica BanCorp	16,516	826
	Ellington Financial Inc.	60,012	819
	Hope Bancorp Inc.	72,943	812
	1st Source Corp.	12,384	798
	Berkshire Hills Bancorp Inc.	30,520	797
*	ProAssurance Corp.	33,185	790
	Preferred Bank	8,097	764
	Chimera Investment Corp.	51,804	734
	Enact Holdings Inc.	19,072	718
	Cannae Holdings Inc.	38,029	711
	Origin Bancorp Inc.	18,279	711
	Safety Insurance Group Inc.	9,587	710
	Peoples Bancorp Inc.	22,683	702
	PennyMac Mortgage Investment Trust	56,752	699
*	Hamilton Insurance Group Ltd. Class B	29,314	699
	OceanFirst Financial Corp.	37,209	684
	MFA Financial Inc.	67,100	684
	Employers Holdings Inc.	15,698	679
	Fidelis Insurance Holdings Ltd.	38,832	679
	Dime Community Bancshares Inc.	21,414	659
	Bank First Corp.	4,998	649
	Burford Capital Ltd.	45,865	642
	Navient Corp.	46,161	633
*	Encore Capital Group Inc.	15,103	632
	Brookline Bancorp Inc.	57,178	626
	Tompkins Financial Corp.	8,793	617
	Franklin BSP Realty Trust Inc. REIT	53,439	617
	Community Trust Bancorp Inc.	10,416	609
	ConnectOne Bancorp Inc.	23,518	602
	Univest Financial Corp.	18,869	598
	Southside Bancshares Inc.	18,856	589
	Burke & Herbert Financial Services Corp.	8,818	560
	Merchants Bancorp	16,913	548
	First Mid Bancshares Inc.	13,522	547
	Central Pacific Financial Corp.	17,369	544
	Heritage Financial Corp.	22,265	544
	Redwood Trust Inc.	87,360	535
	Old Second Bancorp Inc.	28,337	523
	Capitol Federal Financial Inc.	80,499	522
	Mercantile Bank Corp.	10,382	511
	Live Oak Bancshares Inc.	13,136	508
	Byline Bancorp Inc.	17,536	507
	Lakeland Financial Corp.	7,351	503
*	Triumph Financial Inc.	8,184	503
	Orchid Island Capital Inc.	70,499	498
	Hanmi Financial Corp.	19,617	494
	TrustCo Bank Corp. NY	12,195	485
	CNB Financial Corp.	18,315	482
	Apollo Commercial Real Estate Finance Inc.	45,455	481
	Brightspire Capital Inc.	82,975	481
	Horizon Bancorp Inc.	28,473	480
	Business First Bancshares Inc.	18,695	468
	Ready Capital Corp.	109,263	465
	F&G Annuities & Life Inc.	13,070	452
	Camden National Corp.	10,969	449
*	PRA Group Inc.	25,913	443
	Amalgamated Financial Corp.	15,307	442
	Independent Bank Corp.	13,244	436
	HomeTrust Bancshares Inc.	10,507	435
	City Holding Co.	3,354	431
	NB Bancorp Inc.	22,833	431
	Orrstown Financial Services Inc.	12,250	427
	United Fire Group Inc.	13,823	425
	Republic Bancorp Inc. Class A	5,500	422
	Equity Bancshares Inc. Class A	10,378	421
	TPG RE Finance Trust Inc.	44,908	420
	MidWestOne Financial Group Inc.	13,574	410
	Heritage Commerce Corp.	39,308	406
	Capital City Bank Group Inc.	9,132	401

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	New York Mortgage Trust Inc.	55,545	401
	Bank of Hawaii Corp.	5,809	396
	Mid Penn Bancorp Inc.	13,126	396
	First Community Bankshares Inc.	10,232	389
	Metropolitan Bank Holding Corp.	4,797	381
*	World Acceptance Corp.	2,222	381
	First Financial Corp.	6,411	378
	Washington Trust Bancorp Inc.	12,376	375
	Farmers National Banc Corp.	23,939	363
	Financial Institutions Inc.	13,101	363
	Selective Insurance Group Inc.	4,625	362
	KKR Real Estate Finance Trust Inc.	37,370	360
	Great Southern Bancorp Inc.	5,645	357
	South Plains Financial Inc.	8,472	344
	Invesco Mortgage Capital Inc. REIT	43,554	341
*	Third Coast Bancshares Inc.	8,489	338
	Brookfield Business Corp. Class A	9,967	329
	Southern Missouri Bancorp Inc.	5,693	328
	Two Harbors Investment Corp.	32,622	326
	Compass Diversified Holdings	43,198	324
	Alerus Financial Corp.	14,479	322
	Bar Harbor Bankshares	9,956	321
	HarborOne Bancorp Inc.	24,597	316
	Universal Insurance Holdings Inc.	12,925	315
*	Firstsun Capital Bancorp	8,264	314
	Eagle Bancorp Inc.	15,955	310
	ACNB Corp.	6,762	306
	Amerant Bancorp Inc.	14,162	304
	Arrow Financial Corp.	10,041	299
	ChoiceOne Financial Services Inc.	9,482	293
	Shore Bancshares Inc.	16,670	287
	Flushing Financial Corp.	20,726	285
	SmartFinancial Inc.	7,735	285
*	Ambac Financial Group Inc.	31,212	282
	Peoples Financial Services Corp.	5,390	282
	Goosehead Insurance Inc. Class A	3,274	277
	AMERISAFE Inc.	5,811	268
	Guaranty Bancshares Inc.	5,395	265
	First Business Financial Services Inc.	4,983	261
	Hingham Institution for Savings	918	261
	Home Bancorp Inc.	4,590	258
	Tiptree Inc.	10,788	253
	Northfield Bancorp Inc.	21,301	252
	Kearny Financial Corp.	36,802	248
	Sierra Bancorp	8,078	248
*	Columbia Financial Inc.	16,333	245
	Midland States Bancorp Inc.	13,254	244
*	First Foundation Inc.	40,826	243
	First Bank	14,238	239
*	Carter Bankshares Inc.	12,164	237
	Marex Group plc	6,634	235
*	MBIA Inc.	29,379	234
	Bank of Marin Bancorp	9,473	232
	Regional Management Corp.	5,300	232
*	Southern First Bancshares Inc.	5,008	226
	Farmers & Merchants Bancorp Inc.	8,450	224
	Diamond Hill Investment Group Inc.	1,527	223
	RBB Bancorp	10,862	220
	Claros Mortgage Trust Inc.	59,359	220
*	Greenlight Capital Re Ltd. Class A	17,001	219
*	GBank Financial Holdings Inc.	5,476	218
	Civista Bancshares Inc.	10,195	216
	HBT Financial Inc.	8,169	216
	Northeast Bank	1,904	211
	Capital Bancorp Inc.	6,106	208
*	California BanCorp	12,283	207
	BayCom Corp.	6,645	201
	Citizens & Northern Corp.	9,917	200
	Red River Bancshares Inc.	3,036	199
	NewtekOne Inc.	15,940	197

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Donegal Group Inc. Class A	10,933	196
	Investors Title Co.	789	196
*	Ponce Financial Group Inc.	13,241	196
	First Bancorp Inc. (XNGS)	7,152	194
	Community West Bancshares	8,819	188
	Colony Bankcorp Inc.	10,899	187
	FS Bancorp Inc.	4,271	182
	MVB Financial Corp.	7,404	181
*	Hippo Holdings Inc.	5,311	180
	Northeast Community Bancorp Inc.	7,949	179
*	Onity Group Inc.	4,273	177
	Peapack-Gladstone Financial Corp.	6,039	175
*	Porch Group Inc.	10,032	170
*	Blue Ridge Bankshares Inc.	41,296	166
	West BanCorp. Inc.	8,267	165
*	HomeStreet Inc.	11,838	164
	Bankwell Financial Group Inc.	3,833	162
	Ares Commercial Real Estate Corp.	34,008	161
	John Marshall Bancorp Inc.	8,124	161
	Citizens Financial Services Inc.	2,689	161
	Timberland Bancorp Inc.	4,792	160
	Chicago Atlantic Real Estate Finance Inc.	11,155	159
	Northrim BanCorp Inc.	1,685	158
	Primis Financial Corp.	13,532	155
*,1	Citizens Inc.	29,069	154
	Waterstone Financial Inc.	10,163	152
	Metrocity Bankshares Inc.	5,048	151
	Norwood Financial Corp.	5,527	150
	BancFirst Corp.	1,113	148
	Western New England Bancorp Inc.	11,816	148
	Plumas Bancorp	3,397	147
	LCNB Corp.	9,028	146
	First United Corp.	3,874	145
	Chemung Financial Corp.	2,679	144
	Middlefield Banc Corp.	4,702	144
	Parke Bancorp Inc.	6,377	144
*	Oportun Financial Corp.	21,529	142
	C&F Financial Corp.	1,965	141
	AG Mortgage Investment Trust Inc.	18,596	141
*	Open Lending Corp.	65,902	139
	FVCBankcorp Inc.	10,142	138
	Investar Holding Corp.	5,883	138
*	Velocity Financial Inc.	7,202	137
*	FB Bancorp Inc.	11,459	137
	PCB Bancorp	6,077	134
	Fidelity D&D Bancorp Inc.	3,059	134
	James River Group Holdings Ltd.	23,698	133
	Bank7 Corp.	2,668	132
*	Provident Bancorp Inc.	10,283	132
	Unity Bancorp Inc.	2,487	130
	Virginia National Bankshares Corp.	3,065	128
	Franklin Financial Services Corp.	2,695	126
	Cohen & Steers Inc.	1,697	125
	National Bankshares Inc.	3,999	125
	Hawthorn Bancshares Inc.	3,736	125
	Oak Valley Bancorp	4,394	125
*	Forge Global Holdings Inc.	6,562	124
	Northpointe Bancshares Inc.	6,785	121
	Ames National Corp.	6,022	120
*	AlTi Global Inc.	27,372	119
*	Bridgewater Bancshares Inc.	7,084	116
	Federal Agricultural Mortgage Corp. Class C	553	116
	Five Star Bancorp	3,539	116
	Orange County Bancorp Inc.	4,352	116
*	Blue Foundry Bancorp	12,281	114
*	loanDepot Inc. Class A	52,534	112
	Medallion Financial Corp.	10,464	110
	First National Corp.	4,723	110
	Seven Hills Realty Trust	9,730	105
	Eagle Financial Services Inc.	2,804	105

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Princeton Bancorp Inc.	3,007	103
	Citizens Community Bancorp Inc.	6,168	102
	OP Bancorp	6,913	101
	CB Financial Services Inc.	2,997	100
	First Community Corp.	3,618	99
	First Savings Financial Group Inc.	3,566	98
	MainStreet Bancshares Inc.	4,293	97
*	Pioneer Bancorp Inc.	7,239	95
*	BV Financial Inc.	5,563	93
	NexPoint Diversified Real Estate Trust	23,141	91
	Ohio Valley Banc Corp.	2,446	90
	BCB Bancorp Inc.	9,979	89
	BankFinancial Corp.	7,173	89
*	Security National Financial Corp. Class A	9,941	89
	Linkbancorp Inc.	12,151	88
	Peoples Bancorp of North Carolina Inc.	2,714	86
	First Capital Inc.	2,092	86
	United Security Bancshares	8,891	85
	Westwood Holdings Group Inc.	4,789	85
	Silvercrest Asset Management Group Inc. Class A	5,147	84
*	ECB Bancorp Inc.	4,950	84
	Eagle Bancorp Montana Inc.	4,754	83
	American Coastal Insurance Corp.	7,413	82
*	First Western Financial Inc.	3,454	81
	SB Financial Group Inc.	3,820	80
	Stock Yards Bancorp Inc.	980	79
	Richmond Mutual BanCorp. Inc.	5,366	79
	USCB Financial Holdings Inc.	4,487	78
	Landmark Bancorp Inc.	2,916	77
	SR Bancorp Inc.	5,057	76
*	Finance Of America Cos. Inc. Class A	2,849	76
	Meridian Corp.	4,782	75
*	Heritage Insurance Holdings Inc.	3,239	74
	Nexpoint Real Estate Finance Inc.	4,925	74
*	ACRES Commercial Realty Corp.	3,461	73
*	eHealth Inc.	18,503	72
	Sunrise Realty Trust Inc.	6,544	72
*	Better Home & Finance Holding Co.	3,166	72
	Rithm Property Trust Inc.	27,101	70
	Finward Bancorp	2,203	70
	Riverview Bancorp Inc.	13,127	66
	Lument Finance Trust Inc.	29,371	66
	First Internet Bancorp	2,578	65
	Sound Financial Bancorp Inc.	1,371	65
	Hanover Bancorp Inc.	2,868	65
	Old Point Financial Corp.	1,516	64
	CF Bankshares Inc.	2,463	61
*	NI Holdings Inc.	4,393	59
	Advanced Flower Capital Inc.	12,700	59
*	Selectquote Inc.	25,023	57
*	Consumer Portfolio Services Inc.	6,399	51
*	Chain Bridge Bancorp Inc. Class A	1,505	46
	Angel Oak Mortgage REIT Inc.	4,588	45
*	Finwise Bancorp	2,337	45
	Greene County Bancorp Inc.	1,806	43
*	Rhinebeck Bancorp Inc.	2,899	39
	GCM Grosvenor Inc. Class A	3,024	39
*	LendingTree Inc.	557	38
*	Prairie Operating Co.	13,893	35
*	Triller Group Inc.	66,263	32
	SWK Holdings Corp.	1,915	29
*	Bakkt Holdings Inc.	2,597	23
	MarketWise Inc.	1,272	23
*	Siebert Financial Corp.	8,160	22
*	GoHealth Inc. Class A	2,737	14
*	Chime Financial Inc. Class A	466	12
	Union Bankshares Inc.	307	8
*	Miami International Holdings Inc.	207	8
	Kingstone Cos. Inc.	518	7
*	Kestrel Group Ltd.	251	7

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Ategrity Specialty Holdings LLC	244	6
*	Slide Insurance Holdings Inc.	399	5
	Jefferson Capital Inc.	193	4
*	Avidbank Holdings Inc.	108	3
	Value Line Inc.	50	2
*,2	Sterling Bancorp Inc.	14,650	—
	Rocket Cos. Inc. Class A	1	—
			238,299
Health Care (8.4%)
*,1	CRISPR Therapeutics AG	53,969	2,797
*	Vaxcyte Inc.	82,020	2,525
*	Cytokinetics Inc.	67,780	2,395
*	LivaNova plc	35,517	2,002
*	Prestige Consumer Healthcare Inc.	26,298	1,789
*	Ligand Pharmaceuticals Inc.	10,951	1,771
	Premier Inc. Class A	59,550	1,542
*	Supernus Pharmaceuticals Inc.	32,111	1,449
*	Agios Pharmaceuticals Inc.	36,636	1,382
*	Ideaya Biosciences Inc.	55,151	1,354
*	Denali Therapeutics Inc.	81,952	1,251
*	Enovis Corp.	37,513	1,159
*	Surgery Partners Inc.	50,167	1,138
	CONMED Corp.	20,210	1,099
*	Omnicell Inc.	30,235	985
*	Pediatrix Medical Group Inc.	55,440	954
*	Celldex Therapeutics Inc.	42,976	949
	Select Medical Holdings Corp.	72,407	942
	National HealthCare Corp.	8,245	936
*	Azenta Inc.	26,829	819
*	Neogen Corp.	142,135	817
*	Alkermes plc	26,406	765
*	Intellia Therapeutics Inc.	67,216	763
*	Pacira BioSciences Inc.	27,382	730
*	10X Genomics Inc. Class A	51,554	722
*	QuidelOrtho Corp.	25,023	718
*	Teladoc Health Inc.	92,769	717
*	Cidara Therapeutics Inc.	10,963	717
*	Addus HomeCare Corp.	6,106	703
*	Amphastar Pharmaceuticals Inc.	22,585	692
*	NeoGenomics Inc.	76,446	671
*	Integra LifeSciences Holdings Corp.	43,801	663
*	GRAIL Inc.	19,784	649
*	RadNet Inc.	8,431	605
*	Fortrea Holdings Inc.	60,061	592
*	AdaptHealth Corp.	60,389	573
*	Dyne Therapeutics Inc.	42,009	567
*	ICU Medical Inc.	3,941	503
*	Evolent Health Inc. Class A	51,743	499
	Embecta Corp.	33,918	491
*	89bio Inc.	54,213	490
*	Praxis Precision Medicines Inc.	10,758	490
*	EyePoint Pharmaceuticals Inc.	40,728	471
*	PTC Therapeutics Inc.	9,531	470
*	Nurix Therapeutics Inc.	49,426	462
*	Akebia Therapeutics Inc.	145,088	456
*	Nuvation Bio Inc.	150,755	448
*	Castle Biosciences Inc.	18,602	447
*	Healthcare Services Group Inc.	26,077	407
*	Kura Oncology Inc.	50,871	402
*	Janux Therapeutics Inc.	17,626	400
*	Upstream Bio Inc.	22,917	393
*	Myriad Genetics Inc.	59,828	381
*	Iovance Biotherapeutics Inc.	167,866	374
*	Orthofix Medical Inc.	24,975	374
*	Xencor Inc.	45,295	368
*	Avanos Medical Inc.	28,796	344
*	Waystar Holding Corp.	8,968	340
*	Zimvie Inc.	17,980	339
*,1	Tango Therapeutics Inc.	50,221	337

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Terns Pharmaceuticals Inc.	47,920	333
*	OPKO Health Inc.	239,163	330
*	Keros Therapeutics Inc.	21,709	330
*	Day One Biopharmaceuticals Inc.	43,968	330
	US Physical Therapy Inc.	3,940	327
*	Cytek Biosciences Inc.	75,589	313
*	Varex Imaging Corp.	26,904	311
*	Relay Therapeutics Inc.	85,167	306
*	Fulgent Genetics Inc.	13,478	299
*	Mind Medicine MindMed Inc.	33,312	296
*,1	Ginkgo Bioworks Holdings Inc.	23,386	296
*	Emergent BioSolutions Inc.	35,384	294
*	Arvinas Inc.	37,904	293
*	Tourmaline Bio Inc.	12,243	286
*	Vir Biotechnology Inc.	57,280	283
*	Indivior plc	11,624	282
*	Avidity Biosciences Inc.	5,984	279
*	Dianthus Therapeutics Inc.	11,480	271
*	REGENXBIO Inc.	30,082	269
*	Oruka Therapeutics Inc.	17,491	259
	HealthStream Inc.	9,101	256
*	Enhabit Inc.	31,805	251
*	Merit Medical Systems Inc.	2,756	250
*	Cullinan Therapeutics Inc.	32,815	247
*	Bicara Therapeutics Inc.	20,701	247
*	Standard BioTools Inc.	192,452	242
*,1	Phathom Pharmaceuticals Inc.	19,859	242
*	Owens & Minor Inc.	48,467	237
*	Pacific Biosciences of California Inc.	177,523	233
*	Sana Biotechnology Inc.	76,143	233
*	Solid Biosciences Inc.	42,440	233
*	Replimune Group Inc.	42,318	228
*	ORIC Pharmaceuticals Inc.	20,661	211
*	Olema Pharmaceuticals Inc.	38,299	209
*	LifeStance Health Group Inc.	37,873	208
*	Fulcrum Therapeutics Inc.	31,638	205
*	Artivion Inc.	4,577	201
*	Tactile Systems Technology Inc.	15,071	201
*	AngioDynamics Inc.	19,442	199
*	Rapport Therapeutics Inc.	11,288	199
*	Tyra Biosciences Inc.	15,496	196
*	Kodiak Sciences Inc.	21,061	190
*	Maravai LifeSciences Holdings Inc. Class A	78,479	190
*	Esperion Therapeutics Inc.	84,977	189
*	Prothena Corp. plc	22,631	186
*	Viridian Therapeutics Inc.	10,080	185
*	Metsera Inc.	5,142	181
*	OrthoPediatrics Corp.	8,267	177
*	Ardent Health Inc.	13,872	176
*	Erasca Inc.	111,659	175
*	Spyre Therapeutics Inc.	10,571	174
*	Vanda Pharmaceuticals Inc.	35,845	170
*	Arcturus Therapeutics Holdings Inc.	10,021	170
*	Astria Therapeutics Inc.	27,494	170
*	Zenas Biopharma Inc.	10,444	167
*	Atea Pharmaceuticals Inc.	49,286	166
*	Septerna Inc.	13,745	166
*	Inhibrx Biosciences Inc.	5,840	165
*	MBX Biosciences Inc.	10,967	165
	Jade Biosciences Inc.	20,856	165
*	OraSure Technologies Inc.	48,330	160
*	4D Molecular Therapeutics Inc.	25,831	159
*	Personalis Inc.	32,244	158
*	Rocket Pharmaceuticals Inc.	45,748	150
*	Tectonic Therapeutic Inc.	5,852	149
*	Alumis Inc.	31,834	148
*	Health Catalyst Inc.	43,488	147
*	Aquestive Therapeutics Inc.	38,233	144
*,1	Tonix Pharmaceuticals Holding Corp.	4,864	144
*	Monte Rosa Therapeutics Inc.	29,654	142

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Editas Medicine Inc.	54,284	139
*	Scholar Rock Holding Corp.	4,244	139
*	Puma Biotechnology Inc.	27,300	138
*	Semler Scientific Inc.	4,495	133
*	Brookdale Senior Living Inc.	16,874	130
*	Perspective Therapeutics Inc.	38,326	129
*	Novavax Inc.	17,042	127
*	Annexon Inc.	61,603	127
*	Arcus Biosciences Inc.	11,722	124
*	STAAR Surgical Co.	4,530	124
	Utah Medical Products Inc.	1,985	123
*	Inogen Inc.	15,283	122
*,1	Nano-X Imaging Ltd.	31,487	122
*	Prime Medicine Inc.	37,539	122
*	Verastem Inc.	12,826	119
*	Amneal Pharmaceuticals Inc.	12,337	118
*	Heron Therapeutics Inc.	87,346	118
*	Neurogene Inc.	6,327	117
*	Aclaris Therapeutics Inc.	58,374	113
*	Allogene Therapeutics Inc.	98,756	112
*	Design Therapeutics Inc.	20,339	112
*	Alector Inc.	47,150	111
*	Enanta Pharmaceuticals Inc.	12,975	109
*	Quanterix Corp.	23,670	108
	Concentra Group Holdings Parent Inc.	4,436	106
*	Quantum-Si Inc.	90,675	102
*	Aura Biosciences Inc.	16,348	102
*	Innoviva Inc.	4,942	101
*	Voyager Therapeutics Inc.	29,981	101
*	Larimar Therapeutics Inc.	27,235	99
*	Korro Bio Inc.	4,273	99
*	Fennec Pharmaceuticals Inc.	11,044	98
*	Entrada Therapeutics Inc.	17,794	97
*	Outset Medical Inc.	6,964	97
*,1	Humacyte Inc.	61,737	96
*	Compass Therapeutics Inc.	27,566	96
*	Amylyx Pharmaceuticals Inc.	10,062	94
*	DocGo Inc.	59,479	93
	Acme United Corp.	2,131	92
*	Eledon Pharmaceuticals Inc.	35,369	92
*	MaxCyte Inc.	65,036	90
*	OmniAb Inc.	55,327	89
*	Community Health Systems Inc.	30,303	84
*,1	UroGen Pharma Ltd.	4,203	82
*	WaVe Life Sciences Ltd.	8,268	79
*	Maze Therapeutics Inc.	5,318	77
*	BioAge Labs Inc.	15,262	75
*	Lexeo Therapeutics Inc.	15,395	74
*	Anika Therapeutics Inc.	7,806	73
*	Nkarta Inc.	34,452	73
*	Fate Therapeutics Inc.	68,783	72
*	Theravance Biopharma Inc.	4,777	66
*	Protara Therapeutics Inc.	20,788	65
*	Inhibikase Therapeutics Inc.	35,562	64
*	Travere Therapeutics Inc.	3,589	63
*	ImmunityBio Inc.	26,275	61
*	Syndax Pharmaceuticals Inc.	3,678	60
*	Cogent Biosciences Inc.	4,867	59
*	XOMA Royalty Corp.	1,773	58
*	Aveanna Healthcare Holdings Inc.	7,225	58
*	Tvardi Therapeutics Inc.	1,939	58
*,1	Coherus Oncology Inc.	46,133	53
*	Cartesian Therapeutics Inc.	5,233	53
*	MeiraGTx Holdings plc	6,912	50
*	Celcuity Inc.	957	49
	SIGA Technologies Inc.	5,462	46
*	Biote Corp. Class A	13,176	45
*,1	Cardiff Oncology Inc.	21,122	44
*	LifeMD Inc.	7,045	44
*	Rezolute Inc.	5,919	42

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	TriSalus Life Sciences Inc.	7,880	41
*	Foghorn Therapeutics Inc.	7,734	39
*	Absci Corp.	16,384	39
*	Aldeyra Therapeutics Inc.	6,523	38
*	Lifecore Biomedical Inc.	4,953	38
*	Sonida Senior Living Inc.	1,307	34
*	Lucid Diagnostics Inc.	25,411	32
*	Innovage Holding Corp.	7,860	30
*	Precigen Inc.	6,350	29
*	Arbutus Biopharma Corp.	7,183	27
*	Codexis Inc.	9,675	26
*	908 Devices Inc.	4,126	26
*	PACS Group Inc.	1,958	23
*	aTyr Pharma Inc.	3,811	20
*	Palvella Therapeutics Inc.	376	20
*	Beta Bionics Inc.	1,022	19
*	Omeros Corp.	4,103	17
*	Kestra Medical Technologies Ltd.	1,029	17
*	AirSculpt Technologies Inc.	2,132	14
*	Atlantic International Corp.	3,512	14
*	SBC Medical Group Holdings Inc.	3,411	14
*	Candel Therapeutics Inc.	2,303	13
*	Aardvark Therapeutics Inc.	1,604	13
*	Hinge Health Inc. Class A	213	12
*	Ironwood Pharmaceuticals Inc.	8,289	11
*	Abeona Therapeutics Inc.	1,507	10
*	Caris Life Sciences Inc.	237	9
*	Stereotaxis Inc.	2,785	8
*	Accuray Inc.	4,434	7
*	MediWound Ltd.	411	7
*	HeartFlow Inc.	222	7
*	Tevogen Bio Holdings Inc.	6,616	6
*,2	Inhibrx Inc. CVR	7,780	5
*	Omada Health Inc.	165	4
*	Carlsmed Inc.	339	4
*	Shoulder Innovations Inc.	142	2
*,2	Third Harmonic Bio Inc.	16,307	—
*,2	OmniAb Inc. 12.5 Earnout	4,268	—
*,2	OmniAb Inc. 15 Earnout	4,268	—
			73,213
Industrials (13.1%)
*	Fluor Corp.	108,899	4,467
	GATX Corp.	21,531	3,624
*	Resideo Technologies Inc.	96,626	3,290
	Enpro Inc.	11,988	2,623
	JBT Marel Corp.	17,586	2,520
	EnerSys	24,145	2,478
	Arcosa Inc.	22,732	2,249
	Matson Inc.	21,103	2,196
	HB Fuller Co.	35,618	2,174
	Boise Cascade Co.	24,747	2,153
	Terex Corp.	42,525	2,124
	ABM Industries Inc.	40,261	1,980
	Otter Tail Corp.	23,321	1,959
*	Itron Inc.	15,253	1,875
*	Mercury Systems Inc.	26,096	1,763
	UniFirst Corp.	9,835	1,749
*	Tutor Perini Corp.	28,995	1,709
*	RXO Inc.	99,221	1,620
*	GMS Inc.	14,095	1,549
*	ASGN Inc.	27,910	1,514
	Hub Group Inc. Class A	38,928	1,457
	Scorpio Tankers Inc.	28,312	1,427
	Korn Ferry	18,135	1,345
*	AAR Corp.	17,427	1,319
	Atkore Inc.	22,310	1,298
*	Hillman Solutions Corp.	128,714	1,272
*	Gibraltar Industries Inc.	19,360	1,212
*	CoreCivic Inc.	59,426	1,205

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	International Seaways Inc.	26,070	1,184
	Hillenbrand Inc.	46,342	1,177
	ICF International Inc.	11,970	1,176
	Helios Technologies Inc.	21,571	1,170
	ArcBest Corp.	14,971	1,104
	Alight Inc. Class A	279,554	1,085
	Kennametal Inc.	50,208	1,076
	Greif Inc. Class A	16,390	1,070
*	Masterbrand Inc.	82,398	1,047
	Tennant Co.	12,187	1,000
	Alamo Group Inc.	4,694	993
*	O-I Glass Inc.	75,406	980
	DHT Holdings Inc.	82,458	966
*	Acuren Corp.	85,149	960
	Werner Enterprises Inc.	33,048	953
	Greenbrier Cos. Inc.	20,084	937
	Pitney Bowes Inc.	75,427	914
	Bel Fuse Inc. Class B	6,760	910
	Albany International Corp. Class A	13,719	871
*	Marqeta Inc. Class A	135,616	863
	TriMas Corp.	21,540	833
*	Ducommun Inc.	9,058	826
	Trinity Industries Inc.	28,291	804
	Dorian LPG Ltd.	24,221	775
*	Proto Labs Inc.	15,539	774
	Teekay Tankers Ltd. Class A	15,633	769
	Astec Industries Inc.	14,968	693
	Heidrick & Struggles International Inc.	13,364	679
*	Montrose Environmental Group Inc.	21,235	660
	Quanex Building Products Corp.	30,845	656
	SFL Corp. Ltd.	78,906	641
*	American Woodmark Corp.	9,591	619
	Apogee Enterprises Inc.	13,808	607
*	V2X Inc.	10,324	594
*	Intuitive Machines Inc.	67,077	588
*	Janus International Group Inc.	55,771	577
	Deluxe Corp.	28,948	569
*	BrightView Holdings Inc.	39,242	565
*	AMN Healthcare Services Inc.	25,090	521
*	Great Lakes Dredge & Dock Corp.	43,486	507
*	Thermon Group Holdings Inc.	18,764	498
*	Green Dot Corp. Class A	35,312	492
*	Cimpress plc	7,772	491
*	FLEX LNG Ltd.	17,450	475
	McGrath RentCorp.	3,869	470
	Marten Transport Ltd.	38,104	451
*	I3 Verticals Inc. Class A	14,099	443
*	BlueLinx Holdings Inc.	5,163	427
	Genco Shipping & Trading Ltd.	25,312	426
	Granite Construction Inc.	3,906	421
	Nordic American Tankers Ltd.	134,927	420
	Allient Inc.	8,883	403
	PagSeguro Digital Ltd. Class A	44,154	396
	National Presto Industries Inc.	3,421	359
*	JELD-WEN Holding Inc.	55,944	357
	Myers Industries Inc.	21,161	354
	Vestis Corp.	75,522	353
	Navigator Holdings Ltd.	21,559	347
	Costamare Inc.	29,239	334
*	Willdan Group Inc.	2,889	317
	Willis Lease Finance Corp.	2,085	310
	Miller Industries Inc.	7,105	299
*	Repay Holdings Corp.	50,043	296
*	Paysafe Ltd.	20,880	295
	Heartland Express Inc.	34,055	293
	Wabash National Corp.	26,457	293
	VSE Corp.	1,801	292
*	Aspen Aerogels Inc.	42,619	291
	Ennis Inc.	15,937	291
	Standex International Corp.	1,404	287

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Kelly Services Inc. Class A	20,119	286
	Columbus McKinnon Corp.	18,937	284
	Preformed Line Products Co.	1,487	284
	Hyster-Yale Inc.	7,546	283
*	Titan International Inc.	31,264	276
*	Titan Machinery Inc.	13,786	276
*	Cross Country Healthcare Inc.	20,556	275
	Teekay Corp. Ltd.	33,529	275
*	First Advantage Corp.	16,686	273
*	Donnelley Financial Solutions Inc.	4,766	271
*	Forward Air Corp.	9,041	271
*	Conduent Inc.	95,861	266
	Primoris Services Corp.	2,228	264
	Ardmore Shipping Corp.	22,173	258
*	Hudson Technologies Inc.	25,016	254
	Ardagh Metal Packaging SA	68,749	254
	Aebi Schmidt Holding AG	20,230	249
*	Transcat Inc.	2,915	245
	Atmus Filtration Technologies Inc.	5,386	240
*	Custom Truck One Source Inc.	38,753	238
	Luxfer Holdings plc	17,190	231
*	Manitowoc Co. Inc.	22,842	226
*	Vishay Precision Group Inc.	7,700	219
*	CryoPort Inc.	24,455	217
	Greif Inc. Class B	3,169	216
*	Atlanticus Holdings Corp.	3,218	215
	Insteel Industries Inc.	5,433	209
	Covenant Logistics Group Inc.	8,254	199
*	3D Systems Corp.	84,735	195
*	Target Hospitality Corp.	20,657	187
*	Blade Air Mobility Inc.	42,206	184
*	AerSale Corp.	20,672	178
*	L B Foster Co. Class A	6,814	177
*	Ranpak Holdings Corp.	29,915	158
	Safe Bulkers Inc.	37,121	158
*	Himalaya Shipping Ltd.	20,562	156
*	Orion Group Holdings Inc.	19,747	146
*	Hyliion Holdings Corp.	83,306	140
*	Radiant Logistics Inc.	21,295	138
	Bel Fuse Inc. Class A	1,148	131
*	Mayville Engineering Co. Inc.	8,630	126
	Park-Ohio Holdings Corp.	6,180	125
*	Microvast Holdings Inc.	46,360	124
*,1	Palladyne AI Corp.	16,410	124
*	Proficient Auto Logistics Inc.	15,177	120
	Universal Logistics Holdings Inc.	4,342	113
*	Resolute Holdings Management Inc.	1,686	111
*	TrueBlue Inc.	18,406	110
*	Advantage Solutions Inc.	60,608	110
*	Gencor Industries Inc.	6,650	108
	Resources Connection Inc.	20,909	107
	Park Aerospace Corp.	5,577	104
*	Core Molding Technologies Inc.	5,363	103
	Pangaea Logistics Solutions Ltd.	19,214	102
*	Mistras Group Inc.	10,586	101
	Concrete Pumping Holdings Inc.	13,753	96
*	Flywire Corp.	7,231	95
	LSI Industries Inc.	4,025	92
	EVI Industries Inc.	3,252	90
	Alta Equipment Group Inc.	10,813	90
	Kronos Worldwide Inc.	14,026	89
	Eastern Co.	3,642	87
*	Performant Healthcare Inc.	11,077	85
*	Sezzle Inc.	842	80
*	Acacia Research Corp.	21,989	75
	Information Services Group Inc.	14,524	75
*	Forrester Research Inc.	7,359	72
	Douglas Dynamics Inc.	1,935	65
*	AirJoule Technologies Corp.	13,809	64
*	Costamare Bulkers Holdings Ltd.	5,851	62

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Astronics Corp.	1,668	61
	Kforce Inc.	1,796	59
*	CompoSecure Inc. Class A	2,980	57
	Trinseo plc	21,889	53
*	TTEC Holdings Inc.	12,783	48
*	PAMT Corp.	3,926	48
*	Skillsoft Corp.	2,862	44
	Cass Information Systems Inc.	922	40
	Quad / Graphics Inc.	5,546	37
*	Satellogic Inc. Class A	9,417	35
	HireQuest Inc.	3,216	31
*	Power Solutions International Inc.	353	29
*	Distribution Solutions Group Inc.	866	28
*	Southland Holdings Inc.	6,238	25
*	CS Disco Inc.	4,466	24
*	Franklin Covey Co.	976	19
*	Bowman Consulting Group Ltd.	454	19
*	Firefly Aerospace Inc.	204	9
*	AIRO Group Holdings Inc.	261	6
*	Voyager Technologies Inc. Class A	79	2
			113,606
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	724	—
Real Estate (10.6%)
	CareTrust REIT Inc.	122,554	4,217
	Essential Properties Realty Trust Inc.	129,264	4,049
	Terreno Realty Corp.	66,530	3,843
	Kite Realty Group Trust	143,761	3,281
	Macerich Co.	165,574	3,047
	Sabra Health Care REIT Inc.	154,538	2,953
	American Healthcare REIT Inc.	66,900	2,863
	Independence Realty Trust Inc.	151,037	2,735
	SL Green Realty Corp.	46,801	2,662
*	Cushman & Wakefield plc	150,919	2,380
	Phillips Edison & Co. Inc.	67,194	2,365
	Broadstone Net Lease Inc.	123,627	2,298
	HA Sustainable Infrastructure Capital Inc.	79,566	2,247
	COPT Defense Properties	74,174	2,135
	PotlatchDeltic Corp.	48,270	2,029
	Apple Hospitality REIT Inc.	145,474	1,900
	National Health Investors Inc.	23,228	1,819
	Acadia Realty Trust	86,262	1,726
	LXP Industrial Trust	189,429	1,720
	Douglas Emmett Inc.	105,833	1,716
	Urban Edge Properties	82,682	1,711
	Four Corners Property Trust Inc.	65,083	1,685
	Newmark Group Inc. Class A	89,062	1,622
	InvenTrust Properties Corp.	50,766	1,511
	Curbline Properties Corp.	63,426	1,429
	DigitalBridge Group Inc.	111,580	1,273
	Sunstone Hotel Investors Inc.	116,786	1,107
	LTC Properties Inc.	29,491	1,076
	JBG SMITH Properties	48,020	1,030
	Innovative Industrial Properties Inc.	18,098	1,025
	Global Net Lease Inc.	128,409	1,011
	Elme Communities	57,174	977
	Getty Realty Corp.	33,658	962
	Alexander & Baldwin Inc.	47,396	917
	Sila Realty Trust Inc.	36,134	901
*	Paramount Group Inc.	121,581	875
	Pebblebrook Hotel Trust	77,406	862
	Veris Residential Inc.	51,401	809
	Xenia Hotels & Resorts Inc.	56,588	800
	RLJ Lodging Trust	96,616	744
	NETSTREIT Corp.	40,315	737
	American Assets Trust Inc.	33,841	707
	Kennedy-Wilson Holdings Inc.	79,763	702
	Piedmont Realty Trust Inc.	81,187	688

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Empire State Realty Trust Inc. Class A	89,744	687
	Smartstop Self Storage REIT Inc.	18,417	670
	Centerspace	10,962	652
	Safehold Inc.	36,641	603
	Easterly Government Properties Inc.	25,935	594
	Plymouth Industrial REIT Inc.	26,741	588
*	Hudson Pacific Properties Inc.	208,498	586
	Diversified Healthcare Trust	143,384	546
	Marcus & Millichap Inc.	15,705	512
	DiamondRock Hospitality Co.	56,628	485
	Brandywine Realty Trust	112,932	481
*	Anywhere Real Estate Inc.	69,324	424
	SITE Centers Corp.	33,015	405
	Summit Hotel Properties Inc.	72,604	398
	Whitestone REIT	29,473	388
	Armada Hoffler Properties Inc.	52,685	384
*	Forestar Group Inc.	12,682	351
	CTO Realty Growth Inc.	20,032	346
	NexPoint Residential Trust Inc.	9,892	341
	Gladstone Commercial Corp.	24,509	330
	Global Medical REIT Inc.	41,879	314
	Peakstone Realty Trust REIT	24,286	309
	Farmland Partners Inc.	27,200	300
	NET Lease Office Properties	9,833	291
	One Liberty Properties Inc.	12,001	287
	Apartment Investment & Management Co. Class A	35,755	280
	Community Healthcare Trust Inc.	17,975	277
	Service Properties Trust	99,370	268
	Tanger Inc.	6,877	235
*	Tejon Ranch Co.	13,519	235
	Chatham Lodging Trust	30,731	234
	Postal Realty Trust Inc. Class A	14,410	228
	Industrial Logistics Properties Trust	34,386	212
	Gladstone Land Corp.	21,909	202
*	FRP Holdings Inc.	7,478	192
	City Office REIT Inc.	25,136	174
	RMR Group Inc. Class A	9,973	168
	FrontView REIT Inc.	11,373	152
	Alpine Income Property Trust Inc.	8,509	130
*	Douglas Elliman Inc.	47,143	128
*	Seaport Entertainment Group Inc.	4,795	120
*	RE / MAX Holdings Inc. Class A	11,779	111
	BRT Apartments Corp.	6,961	111
	Braemar Hotels & Resorts Inc.	37,892	105
	CBL & Associates Properties Inc.	2,842	91
	Modiv Industrial Inc.	6,010	91
*	Stratus Properties Inc.	4,497	87
	Franklin Street Properties Corp.	48,811	81
*	Transcontinental Realty Investors Inc.	1,220	57
	Universal Health Realty Income Trust	1,106	45
	Clipper Realty Inc.	8,286	37
*	Mobile Infrastructure Corp.	9,265	36
	Saul Centers Inc.	624	21
*,1	Logistic Properties of The Americas Class A	2,036	13
*	American Realty Investors Inc.	731	11
	Strawberry Fields REIT Inc.	773	9
*	Maui Land & Pineapple Co. Inc.	174	3
			92,562
Technology (5.6%)
*	TTM Technologies Inc.	65,571	2,923
*	Sanmina Corp.	18,749	2,203
*	Cleanspark Inc.	180,264	1,707
*	Hut 8 Corp.	61,374	1,641
*	Diodes Inc.	29,828	1,624
*	Synaptics Inc.	23,130	1,616
*	Axcelis Technologies Inc.	19,388	1,552
*	Insight Enterprises Inc.	11,897	1,549
*	Cipher Mining Inc.	172,734	1,320
	ePlus Inc.	17,096	1,237

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Vishay Intertechnology Inc.	78,832	1,219
*	NCR Voyix Corp.	90,205	1,189
*	NetScout Systems Inc.	45,842	1,141
*	Ziff Davis Inc.	27,619	1,055
*	Rogers Corp.	12,163	954
	Benchmark Electronics Inc.	23,313	946
*	ACM Research Inc. Class A	32,785	925
*	Veeco Instruments Inc.	37,161	911
*	Photronics Inc.	39,936	905
*	nLight Inc.	29,331	845
*	Penguin Solutions Inc.	34,683	837
*	Verint Systems Inc.	40,379	823
*,1	BigBear.ai Holdings Inc.	144,715	734
*	MaxLinear Inc.	46,247	727
	CTS Corp.	16,548	703
*	Fastly Inc. Class A	89,265	679
*	Box Inc. Class A	20,620	673
*	Ultra Clean Holdings Inc.	27,052	650
*	ScanSource Inc.	14,147	618
*	Cohu Inc.	30,035	598
*	PAR Technology Corp.	10,881	557
	Kulicke & Soffa Industries Inc.	14,326	537
*	Angi Inc.	28,347	502
*	Kimball Electronics Inc.	16,116	465
*	Alpha & Omega Semiconductor Ltd.	16,124	464
	PC Connection Inc.	7,126	458
*	Applied Digital Corp.	27,824	445
*	Core Scientific Inc.	30,522	438
*	Navitas Semiconductor Corp.	72,661	426
*	Daktronics Inc.	21,816	379
*	FormFactor Inc.	12,965	378
*	Ichor Holdings Ltd.	22,197	374
*	N-able Inc.	46,343	374
*	indie Semiconductor Inc. Class A	78,103	354
*	Consensus Cloud Solutions Inc.	12,713	338
*	Blackbaud Inc.	4,937	329
	Shutterstock Inc.	15,413	323
	OneSpan Inc.	20,905	316
*	Olo Inc. Class A	30,736	315
*,1	Bit Digital Inc.	118,762	305
	Xerox Holdings Corp.	75,696	301
*	Rumble Inc.	39,684	289
*	Nextdoor Holdings Inc.	136,130	279
*	Bumble Inc. Class A	41,531	256
*	Vimeo Inc.	58,800	247
*	PubMatic Inc. Class A	26,830	233
*	Mitek Systems Inc.	22,829	232
*	Telos Corp.	35,263	218
*	Cerence Inc.	19,366	204
*	Bandwidth Inc. Class A	13,197	198
	Methode Electronics Inc.	21,765	168
*	Plexus Corp.	1,220	167
*	Arteris Inc.	16,451	155
*	ON24 Inc.	24,057	138
*,1	Mercurity Fintech Holding Inc.	19,265	135
	A10 Networks Inc.	7,592	134
	Immersion Corp.	19,022	134
*	Asure Software Inc.	15,876	133
	CSG Systems International Inc.	2,048	131
	Adeia Inc.	8,654	130
*	Getty Images Holdings Inc.	70,806	130
*	Eventbrite Inc. Class A	47,865	127
*	Aeluma Inc.	5,417	123
*	Rimini Street Inc.	26,006	113
*	TrueCar Inc.	50,632	111
*	Digital Turbine Inc.	22,867	96
*	Definitive Healthcare Corp.	22,803	92
*	TechTarget Inc.	15,397	91
*	Aehr Test Systems	3,615	90
*	Terawulf Inc.	9,478	90

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Richardson Electronics Ltd.	7,770	76
*	MicroVision Inc.	58,010	67
*	Tucows Inc. Class A	3,672	67
*	Grid Dynamics Holdings Inc.	8,029	67
*	Diebold Nixdorf Inc.	973	59
*	Rackspace Technology Inc.	40,123	51
*	Domo Inc. Class B	2,961	43
*	CEVA Inc.	1,804	40
*	Serve Robotics Inc.	3,318	37
*	Expensify Inc. Class A	17,806	35
*	Unisys Corp.	8,716	34
	Hackett Group Inc.	1,263	26
*	Silvaco Group Inc.	4,947	26
*	eGain Corp.	3,701	23
*,1	Neonode Inc.	817	20
*	Vroom Inc.	602	17
*	NIQ Global Intelligence plc	821	14
*,1	Vivid Seats Inc. Class A	729	13
*	Airship AI Holdings Inc.	2,737	12
	CSP Inc.	726	9
*	Whitefiber Inc.	349	6
			48,268
Telecommunications (2.1%)
*	EchoStar Corp. Class A	88,307	5,456
	Telephone & Data Systems Inc.	63,905	2,562
*	Viasat Inc.	73,852	2,388
*	CommScope Holding Co. Inc.	53,390	856
*	Digi International Inc.	23,657	821
*	Liberty Latin America Ltd. Class C	80,607	664
	Uniti Group Inc.	92,953	586
	Cable One Inc.	3,374	545
*	Harmonic Inc.	55,006	529
*	NETGEAR Inc.	18,109	492
	Shenandoah Telecommunications Co.	33,216	440
*	Powerfleet Inc. NJ	81,182	379
*	Lumen Technologies Inc.	71,241	354
*	Altice USA Inc. Class A	145,768	341
*	Ribbon Communications Inc.	60,286	246
	Spok Holdings Inc.	13,432	244
*	Applied Optoelectronics Inc.	7,089	172
*	Xperi Inc.	28,707	172
*	Aviat Networks Inc.	7,439	171
*	8x8 Inc.	83,842	166
*	WideOpenWest Inc.	32,539	166
*	Liberty Latin America Ltd. Class A	20,143	162
	IDT Corp. Class B	2,375	152
*	Clearfield Inc.	4,267	139
	ATN International Inc.	6,385	109
*	Inseego Corp.	6,488	80
			18,392
Utilities (6.0%)
*,1	Oklo Inc.	51,155	3,767
	Ormat Technologies Inc. (XNYS)	39,712	3,649
	TXNM Energy Inc.	60,287	3,415
	Southwest Gas Holdings Inc.	42,104	3,363
	Brookfield Infrastructure Corp. Class A (XTSE)	78,516	3,158
	New Jersey Resources Corp.	65,796	3,111
	Portland General Electric Co.	71,741	3,069
	ONE Gas Inc.	38,969	2,981
	Spire Inc.	37,533	2,875
	Black Hills Corp.	47,281	2,828
	ALLETE Inc.	38,019	2,439
	Northwestern Energy Group Inc.	40,198	2,312
*	Sunrun Inc.	136,258	2,176
	Avista Corp.	52,471	1,917
	California Water Service Group	38,824	1,822
*	Hawaiian Electric Industries Inc.	113,728	1,474
	Chesapeake Utilities Corp.	9,854	1,218
	Northwest Natural Holding Co.	26,382	1,096

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	H2O America	20,701	1,043
	MGE Energy Inc.	11,465	976
	American States Water Co.	8,730	651
*	Enviri Corp.	50,116	566
	Middlesex Water Co.	9,894	530
	Unitil Corp.	10,536	495
	Excelerate Energy Inc. Class A	15,094	369
	York Water Co.	8,080	251
	Consolidated Water Co. Ltd.	6,966	232
	Genie Energy Ltd. Class B	12,308	188
*	Arq Inc.	20,331	157
*	Pure Cycle Corp.	12,713	128
	RGC Resources Inc.	5,037	112
*	Perma-Fix Environmental Services Inc.	9,410	112
*	Net Power Inc.	21,827	56
*,1	NANO Nuclear Energy Inc.	1,029	33
	Global Water Resources Inc.	773	7
			52,576
Total Common Stocks (Cost $810,045)			868,827
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029 (Cost $—)	853	4
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[4,5]	Vanguard Market Liquidity Fund, 4.362% (Cost $11,890)	118,936	11,892
Total Investments (101.2%) (Cost $821,935)			880,723
Other Assets and Liabilities—Net (-1.2%)			(10,077)
Net Assets (100%)			870,646
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,856.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $11,008 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	15	1,777	53

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $810,045)	868,831
Affiliated Issuers (Cost $11,890)	11,892
Total Investments in Securities	880,723
Investment in Vanguard	21
Cash Collateral Pledged—Futures Contracts	110
Receivables for Accrued Income	818
Receivables for Capital Shares Issued	29
Total Assets	881,701
Liabilities
Payables for Investment Securities Purchased	3
Collateral for Securities on Loan	11,008
Payables to Vanguard	36
Variation Margin Payable—Futures Contracts	8
Total Liabilities	11,055
Net Assets	870,646
1 Includes $9,856 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	1,193,366
Total Distributable Earnings (Loss)	(322,720)
Net Assets	870,646

ETF Shares—Net Assets
Applicable to 5,340,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	819,490
Net Asset Value Per Share—ETF Shares	$153.46

Institutional Shares—Net Assets
Applicable to 168,999 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	51,156
Net Asset Value Per Share—Institutional Shares	$302.70

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	15,358
Non-Cash Dividends	1,532
Interest[2]	42
Securities Lending—Net	567
Total Income	17,499
Expenses
The Vanguard Group—Note B
Investment Advisory Services	18
Management and Administrative—ETF Shares	734
Management and Administrative—Institutional Shares	42
Marketing and Distribution—ETF Shares	35
Marketing and Distribution—Institutional Shares	2
Custodian Fees	63
Auditing Fees	26
Shareholders’ Reports and Proxy Fees—ETF Shares	68
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	1
Other Expenses	31
Total Expenses	1,022
Net Investment Income	16,477
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	9,893
Futures Contracts	144
Realized Net Gain (Loss)	10,037
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	16,080
Futures Contracts	73
Change in Unrealized Appreciation (Depreciation)	16,153
Net Increase (Decrease) in Net Assets Resulting from Operations	42,667
1	Dividends are net of foreign withholding taxes of $49.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $33, less than $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $64,652 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,477	17,725
Realized Net Gain (Loss)	10,037	14,760
Change in Unrealized Appreciation (Depreciation)	16,153	123,188
Net Increase (Decrease) in Net Assets Resulting from Operations	42,667	155,673
Distributions
ETF Shares	(14,980)	(16,737)
Institutional Shares	(1,625)	(3,204)
Total Distributions	(16,605)	(19,941)
Capital Share Transactions
ETF Shares	(19,356)	(97,396)
Institutional Shares	(43,716)	(95,746)
Net Increase (Decrease) from Capital Share Transactions	(63,072)	(193,142)
Total Increase (Decrease)	(37,010)	(57,410)
Net Assets
Beginning of Period	907,656	965,066
End of Period	870,646	907,656

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$147.82	$126.66	$126.77	$143.88	$91.76
Investment Operations
Net Investment Income[1]	2.704	2.580	2.816	2.353	1.998
Net Realized and Unrealized Gain (Loss) on Investments	5.633	21.306	(.234)	(16.986)	51.982
Total from Investment Operations	8.337	23.886	2.582	(14.633)	53.980
Distributions
Dividends from Net Investment Income	(2.697)	(2.726)	(2.692)	(2.477)	(1.860)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.697)	(2.726)	(2.692)	(2.477)	(1.860)
Net Asset Value, End of Period	$153.46	$147.82	$126.66	$126.77	$143.88
Total Return	5.81%	19.17%	2.19%	-10.28%	59.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$819	$809	$788	$837	$1,036
Ratio of Total Expenses to Average Net Assets	0.12%	0.15%	0.15%[2]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.97%	2.27%	1.71%	1.52%
Portfolio Turnover Rate[3]	26%	24%	27%	28%	45%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$291.59	$249.83	$250.04	$283.82	$180.98
Investment Operations
Net Investment Income[1]	5.330	5.046	5.717	4.918	4.212
Net Realized and Unrealized Gain (Loss) on Investments	11.248	42.251	(.456)	(33.609)	102.428
Total from Investment Operations	16.578	47.297	5.261	(28.691)	106.640
Distributions
Dividends from Net Investment Income	(5.468)	(5.537)	(5.471)	(5.089)	(3.800)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.468)	(5.537)	(5.471)	(5.089)	(3.800)
Net Asset Value, End of Period	$302.70	$291.59	$249.83	$250.04	$283.82
Total Return	5.86%	19.26%	2.26%	-10.23%	59.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51	$98	$177	$184	$202
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.89%	1.98%	2.34%	1.82%	1.67%
Portfolio Turnover Rate[3]	26%	24%	27%	28%	45%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Russell 2000 Value Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $21,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	868,822	—	5	868,827
Warrants	—	4	—	4
Temporary Cash Investments	11,892	—	—	11,892
Total	880,714	4	5	880,723
Derivative Financial Instruments
Assets
Futures Contracts[1]	53	—	—	53
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	64,540
Total Distributable Earnings (Loss)	(64,540)

Russell 2000 Value Index Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,921
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	54,591
Capital Loss Carryforwards	(380,232)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(322,720)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	16,605	19,941
Long-Term Capital Gains	—	—
Total	16,605	19,941
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	826,132
Gross Unrealized Appreciation	158,599
Gross Unrealized Depreciation	(104,008)
Net Unrealized Appreciation (Depreciation)	54,591
E.	During the year ended August 31, 2025, the fund purchased $223,568,000 of investment securities and sold $260,802,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $144,095,000 and $166,377,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $98,619,000 and sales were $57,441,000, resulting in net realized loss of $6,931,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	148,586	1,065	170,223	1,275
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(167,942)	(1,200)	(267,619)	(2,025)
Net Increase (Decrease)—ETF Shares	(19,356)	(135)	(97,396)	(750)
Institutional Shares
Issued	5,795	21	9,118	34
Issued in Lieu of Cash Distributions	1,625	6	3,203	13
Redeemed	(51,136)	(195)	(108,067)	(417)
Net Increase (Decrease)—Institutional Shares	(43,716)	(168)	(95,746)	(370)

Russell 2000 Value Index Fund
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Russell 2000 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Basic Materials (3.1%)
	Balchem Corp.	29,083	4,714
	Sensient Technologies Corp.	37,449	4,249
*	Uranium Energy Corp.	376,912	4,029
*	Coeur Mining Inc.	283,629	3,730
	Cabot Corp.	44,913	3,663
	Hawkins Inc.	17,291	2,893
	Chemours Co.	133,808	2,061
*	Ingevity Corp.	32,271	1,884
*	Novagold Resources Inc.	205,309	1,404
	Hecla Mining Co.	125,812	1,071
*	Century Aluminum Co.	46,222	1,032
*	Perpetua Resources Corp.	40,768	769
*	Constellium SE	45,896	665
	Kaiser Aluminum Corp.	7,474	582
*	Ivanhoe Electric Inc.	65,263	582
*,1	Energy Fuels Inc.	49,098	568
*	ASP Isotopes Inc.	50,283	467
*	Compass Minerals International Inc.	23,384	445
	Materion Corp.	3,510	389
	Sylvamo Corp.	8,210	379
*	US Antimony Corp.	80,849	368
*	Dakota Gold Corp.	75,895	317
*	Idaho Strategic Resources Inc.	11,058	311
	UFP Industries Inc.	2,739	277
*	NioCorp Developments Ltd.	45,690	210
*	Contango ORE Inc.	7,531	166
	Vox Royalty Corp.	35,233	130
*	US Gold Corp.	9,703	127
*	Piedmont Lithium Inc.	16,961	123
	Omega Flex Inc.	3,243	114
*	Lifezone Metals Ltd.	24,412	109
	Innospec Inc.	1,129	99
*	American Battery Technology Co.	37,707	93
*,1	Critical Metals Corp.	10,464	65
*	Solesence Inc.	16,602	61
*	US Goldmining Inc.	1,415	13
			38,159
Consumer Discretionary (10.8%)
*	Stride Inc.	37,832	6,174
*	Brinker International Inc.	39,209	6,116
*	Boot Barn Holdings Inc.	27,250	4,844
*	Adtalem Global Education Inc.	32,603	4,269
*	Frontdoor Inc.	65,884	4,003
*	Dorman Products Inc.	24,447	3,955
*	Abercrombie & Fitch Co. Class A	41,744	3,904
*	Shake Shack Inc. Class A	34,427	3,649
*	Champion Homes Inc.	47,843	3,610
*	Cavco Industries Inc.	6,757	3,585
*	Life Time Group Holdings Inc.	120,175	3,355
	Kontoor Brands Inc.	39,451	3,048
*	Hilton Grand Vacations Inc.	54,236	2,577
	Cheesecake Factory Inc.	40,915	2,515
*	Genius Sports Ltd.	195,996	2,507
	PriceSmart Inc.	22,740	2,439
	Cinemark Holdings Inc.	94,263	2,432
	Wolverine World Wide Inc.	71,315	2,278
	Group 1 Automotive Inc.	4,888	2,272
*	Hanesbrands Inc.	310,909	1,962
	Acushnet Holdings Corp.	24,939	1,912

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	OneSpaWorld Holdings Ltd.	84,125	1,899
	Interparfums Inc.	16,263	1,869
*	Atlanta Braves Holdings Inc. Class C	40,037	1,801
*	Rush Street Interactive Inc.	78,500	1,751
*	ACV Auctions Inc. Class A	148,600	1,733
	Rush Enterprises Inc. Class A	29,194	1,676
	Super Group SGHC Ltd.	141,254	1,643
*	Six Flags Entertainment Corp.	68,006	1,543
*	Arlo Technologies Inc.	88,276	1,537
	Buckle Inc.	26,107	1,477
	Red Rock Resorts Inc. Class A	23,809	1,473
*	Madison Square Garden Entertainment Corp.	35,205	1,433
*	Coursera Inc.	122,520	1,409
	John Wiley & Sons Inc. Class A	34,285	1,391
*	Sonos Inc.	95,505	1,329
*	Urban Outfitters Inc.	19,549	1,311
*	United Parks & Resorts Inc.	22,806	1,199
	Monarch Casino & Resort Inc.	11,404	1,190
*	IMAX Corp.	38,359	1,096
*	Laureate Education Inc.	39,477	1,085
	HNI Corp.	23,645	1,063
*	Universal Technical Institute Inc.	39,806	1,058
*	Driven Brands Holdings Inc.	53,142	979
	Camping World Holdings Inc. Class A	53,313	934
*	Peloton Interactive Inc. Class A	114,736	872
*	ThredUP Inc. Class A	80,408	870
*	TripAdvisor Inc.	49,493	862
*	Sweetgreen Inc. Class A	92,003	837
*	Revolve Group Inc.	35,852	802
*	XPEL Inc.	21,278	791
*	QuinStreet Inc.	48,126	755
*	First Watch Restaurant Group Inc.	36,056	679
*	Green Brick Partners Inc.	9,576	669
	Build-A-Bear Workshop Inc.	10,972	667
*	Global Business Travel Group I	74,272	619
*	Dave & Buster's Entertainment Inc.	24,044	617
*	Hertz Global Holdings Inc.	104,407	598
*,1	Red Cat Holdings Inc.	66,160	592
*	Udemy Inc.	85,790	589
	Worthington Enterprises Inc.	8,927	587
*	Stagwell Inc.	102,448	578
*	Accel Entertainment Inc.	47,809	554
*	Figs Inc. Class A	78,337	552
	Carriage Services Inc.	12,549	549
*	Liquidity Services Inc.	20,557	547
*	Arhaus Inc.	45,307	531
*	Lincoln Educational Services Corp.	26,157	492
*	Lindblad Expeditions Holdings Inc.	33,306	486
	Global Industrial Co.	12,670	473
*	Kura Sushi USA Inc. Class A	5,569	472
*	Gannett Co. Inc.	112,681	463
[1]	Ermenegildo Zegna NV	54,682	462
*	Mister Car Wash Inc.	78,651	449
*	American Public Education Inc.	14,559	439
*	Thryv Holdings Inc.	33,040	425
*	Victoria's Secret & Co.	17,806	410
	Upbound Group Inc.	16,029	407
*	BJ's Restaurants Inc.	12,101	406
*	Daily Journal Corp.	869	406
	Sonic Automotive Inc. Class A	4,646	382
	Bloomin' Brands Inc.	46,510	342
*	Sun Country Airlines Holdings Inc.	25,734	341
	Cracker Barrel Old Country Store Inc.	5,395	323
*	Atlanta Braves Holdings Inc. Class A	6,710	319
	Rush Enterprises Inc. Class B	5,314	308
*	Latham Group Inc.	34,931	281
*	Fox Factory Holding Corp.	9,303	269
	Jack in the Box Inc.	13,911	269
*	Potbelly Corp.	20,144	261
*	Frontier Group Holdings Inc.	50,566	248

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	LCI Industries	2,308	243
*	Savers Value Village Inc.	19,189	232
	Nathan's Famous Inc.	2,112	221
*	Inspired Entertainment Inc.	22,512	209
*	Xponential Fitness Inc. Class A	24,537	206
*	KinderCare Learning Cos. Inc.	27,838	200
*	Dream Finders Homes Inc. Class A	6,396	178
	Sturm Ruger & Co. Inc.	4,944	171
	RCI Hospitality Holdings Inc.	4,464	166
*	RealReal Inc.	21,499	164
	Interface Inc.	6,026	161
	Steven Madden Ltd.	5,444	158
*	Sabre Corp.	84,016	150
*	Turtle Beach Corp.	9,204	146
*	Lovesac Co.	7,567	145
*	Allegiant Travel Co.	2,279	143
*	Gambling.com Group Ltd.	14,535	127
*,1	Livewire Group Inc.	32,426	125
	Papa John's International Inc.	2,477	121
	CuriosityStream Inc.	25,944	119
*,1	Vuzix Corp.	53,345	113
*	Knowles Corp.	5,220	111
*	European Wax Center Inc. Class A	24,198	104
*	Integral Ad Science Holding Corp.	9,688	87
*	Tile Shop Holdings Inc.	11,461	71
*	Nerdy Inc.	51,010	69
*	Bally's Corp.	6,472	64
	Emerald Holding Inc.	12,288	63
*	BARK Inc.	64,954	59
*	Travelzoo	5,602	55
	Dine Brands Global Inc.	2,006	48
*	Envela Corp.	5,842	44
	Arko Corp.	8,873	44
*	Pursuit Attractions & Hospitality Inc.	1,141	43
	Playtika Holding Corp.	11,623	43
	Marine Products Corp.	4,374	38
*	Stitch Fix Inc. Class A	6,615	35
	Krispy Kreme Inc.	8,457	30
	Entravision Communications Corp. Class A	9,590	25
*	Luminar Technologies Inc.	14,083	24
*	MarineMax Inc.	882	23
	CompX International Inc.	896	22
*	Petco Health & Wellness Co. Inc.	5,375	21
*	Boston Omaha Corp. Class A	1,402	19
*	Denny's Corp.	3,587	16
*	Golden Matrix Group Inc.	12,708	16
*	Genesco Inc.	441	14
*	McGraw Hill Inc.	984	14
*	MNTN Inc. Class A	656	13
*	Reservoir Media Inc.	1,146	9
*	NextNRG Inc.	4,138	8
*	Spirit Aviation Holdings Inc.	1,098	1
			133,866
Consumer Staples (2.3%)
	Cal-Maine Foods Inc.	40,675	4,704
	Marzetti Co.	17,800	3,250
	WD-40 Co.	12,052	2,604
*	Chefs' Warehouse Inc.	32,282	2,038
*	Vital Farms Inc.	30,659	1,566
	J & J Snack Foods Corp.	13,808	1,541
*	Simply Good Foods Co.	52,882	1,514
	Turning Point Brands Inc.	13,420	1,335
*	Vita Coco Co. Inc.	35,688	1,276
	Energizer Holdings Inc.	45,605	1,257
	WK Kellogg Co.	50,839	1,165
*	National Beverage Corp.	21,238	893
*	Herbalife Ltd.	66,298	648
	Tootsie Roll Industries Inc.	15,581	627
*	SunOpta Inc.	84,562	530

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	Natural Grocers by Vitamin Cottage Inc.	11,301	435
	Oil-Dri Corp. of America	6,959	413
	Calavo Growers Inc.	13,599	372
*	Guardian Pharmacy Services Inc. Class A	11,251	297
	John B Sanfilippo & Son Inc.	4,047	263
*	Mama's Creations Inc.	30,096	240
*	Beauty Health Co.	85,555	178
*	Westrock Coffee Co.	31,820	172
*	Honest Co. Inc.	41,228	163
*	Lifeway Foods Inc.	4,555	139
	Lifevantage Corp.	9,336	122
*	Brookfield Realty Capital Corp. Class A	55,336	86
*	Zevia PBC Class A	27,861	78
*	FitLife Brands Inc.	3,423	64
*	Nature's Sunshine Products Inc.	3,291	55
*,1	Forafric Global plc	4,532	39
*,1	Beyond Meat Inc.	5,424	14
			28,078
Energy (3.3%)
*	NEXTracker Inc. Class A	100,483	6,759
	Archrock Inc.	146,473	3,627
*	Tidewater Inc.	42,414	2,553
	Cactus Inc. Class A	60,745	2,548
*	Gulfport Energy Corp.	13,471	2,344
*	Centrus Energy Corp. Class A	10,139	2,045
*	Oceaneering International Inc.	73,720	1,799
	Kodiak Gas Services Inc.	47,762	1,709
*	American Superconductor Corp.	33,784	1,686
*	Sable Offshore Corp.	60,528	1,633
	Delek US Holdings Inc.	54,029	1,497
*	NextDecade Corp.	118,220	1,267
	Core Natural Resources Inc.	16,199	1,203
	Kinetik Holdings Inc.	28,237	1,181
	Solaris Energy Infrastructure Inc.	32,247	1,019
*	CVR Energy Inc.	27,361	834
	Magnolia Oil & Gas Corp. Class A	33,035	822
*	Ramaco Resources Inc. Class A	31,460	816
*	Comstock Resources Inc.	45,760	738
*	Seadrill Ltd.	20,432	652
*	Par Pacific Holdings Inc.	13,588	471
*	Alpha Metallurgical Resources Inc.	3,079	459
	Atlas Energy Solutions Inc.	37,754	442
*	Hallador Energy Co.	25,596	418
*	Fluence Energy Inc.	54,291	402
*	Array Technologies Inc.	29,019	262
*	REX American Resources Corp.	3,508	220
*	Helix Energy Solutions Group Inc.	29,835	197
	World Kinect Corp.	5,961	160
*	Shoals Technologies Group Inc. Class A	23,832	155
	Flowco Holdings Inc. Class A	9,120	149
	Evolution Petroleum Corp.	24,287	125
*	Calumet Inc.	7,021	114
	Energy Services of America Corp.	10,436	106
*	Matrix Service Co.	5,371	81
*	EVgo Inc.	16,981	66
	Natural Gas Services Group Inc.	2,386	62
	Riley Exploration Permian Inc.	2,122	62
*	Empire Petroleum Corp.	12,243	62
*	National Energy Services Reunited Corp.	5,710	53
*	Solid Power Inc.	11,318	49
	VAALCO Energy Inc.	11,097	43
*	Flotek Industries Inc.	3,450	42
*	OPAL Fuels Inc. Class A	16,296	38
*,1	Kolibri Global Energy Inc.	6,581	37
*	DMC Global Inc.	5,384	36
*	Infinity Natural Resources Inc. Class A	2,402	36
	Select Water Solutions Inc.	4,148	35
*	Montauk Renewables Inc.	12,553	27
*	Complete Solaria Inc.	12,420	19

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	PrimeEnergy Resources Corp.	79	12
*	Verde Clean Fuels Inc.	3,380	10
	Epsilon Energy Ltd.	1,486	9
			41,191
Financials (9.9%)
*	Upstart Holdings Inc.	74,546	5,463
	Piper Sandler Cos.	15,492	5,171
	FirstCash Holdings Inc.	35,078	5,166
	Moelis & Co. Class A	65,816	4,746
*	Clearwater Analytics Holdings Inc. Class A	218,502	4,516
	First Financial Bankshares Inc.	119,092	4,427
*	StoneX Group Inc.	40,002	4,087
	ServisFirst Bancshares Inc.	45,702	4,029
	Selective Insurance Group Inc.	47,466	3,713
	PJT Partners Inc. Class A	20,334	3,640
	StepStone Group Inc. Class A	55,548	3,447
	BGC Group Inc. Class A	317,258	3,112
*	Bancorp Inc.	40,352	3,076
*	Palomar Holdings Inc.	23,335	2,871
	Victory Capital Holdings Inc. Class A	39,169	2,792
*	Oscar Health Inc. Class A	162,046	2,700
*	Enova International Inc.	21,690	2,631
*	Lemonade Inc.	49,235	2,605
	BancFirst Corp.	16,944	2,253
*	Baldwin Insurance Group Inc.	62,164	1,969
	Bank of Hawaii Corp.	26,966	1,837
	Stock Yards Bancorp Inc.	21,993	1,775
*	Dave Inc.	8,193	1,747
	First BanCorp (XNYS)	77,653	1,726
	Pathward Financial Inc.	20,858	1,658
	Cohen & Steers Inc.	22,437	1,657
	Federal Agricultural Mortgage Corp. Class C	7,536	1,579
*	Skyward Specialty Insurance Group Inc.	31,703	1,531
*	Trupanion Inc.	32,913	1,526
	Burford Capital Ltd.	107,803	1,509
	WisdomTree Inc.	106,419	1,448
	Artisan Partners Asset Management Inc. Class A	30,440	1,424
	Goosehead Insurance Inc. Class A	16,748	1,419
*	Coastal Financial Corp.	11,396	1,305
	HCI Group Inc.	7,574	1,263
	Acadian Asset Management Inc.	24,571	1,252
	Perella Weinberg Partners	53,934	1,194
	Valley National Bancorp	105,389	1,102
	City Holding Co.	8,040	1,033
	Glacier Bancorp Inc.	20,647	1,015
*	Porch Group Inc.	57,397	974
*	Root Inc. Class A	9,456	872
	Lakeland Financial Corp.	12,587	862
	Old National Bancorp	33,049	757
	Patria Investments Ltd. Class A	53,177	720
	Marex Group plc	19,311	683
	UMB Financial Corp.	5,517	673
	Apollo Commercial Real Estate Finance Inc.	60,958	646
*	LendingTree Inc.	9,378	637
	Community Financial System Inc.	10,577	633
	Esquire Financial Holdings Inc.	6,318	620
	P10 Inc. Class A	48,233	595
*	Triumph Financial Inc.	8,843	544
*	Axos Financial Inc.	5,947	542
	Live Oak Bancshares Inc.	13,384	518
	Two Harbors Investment Corp.	48,014	480
*	Texas Capital Bancshares Inc.	5,522	478
	Nicolet Bankshares Inc.	3,436	475
	GCM Grosvenor Inc. Class A	35,074	455
*	Bowhead Specialty Holdings Inc.	13,965	434
	Northeast Bank	3,906	432
	AMERISAFE Inc.	8,877	410
	Provident Financial Services Inc.	19,069	378
	International Bancshares Corp.	5,097	365

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Heritage Insurance Holdings Inc.	15,393	351
	Metrocity Bankshares Inc.	10,343	310
	Five Star Bancorp	8,915	292
*	Hippo Holdings Inc.	8,511	288
	Amerant Bancorp Inc.	13,337	287
	ConnectOne Bancorp Inc.	10,366	265
	Brookfield Business Corp. Class A	7,406	244
	Northrim BanCorp Inc.	2,489	234
*	Kingsway Financial Services Inc.	15,987	229
	OppFi Inc.	21,424	219
*	Selectquote Inc.	86,926	196
	Dime Community Bancshares Inc.	6,340	195
*	SiriusPoint Ltd.	9,385	176
	Bank First Corp.	1,313	171
	Peapack-Gladstone Financial Corp.	5,836	169
	Crawford & Co. Class A	14,709	159
	Metropolitan Bank Holding Corp.	2,004	159
	Unity Bancorp Inc.	3,041	159
	WesBanco Inc.	4,519	148
*	Customers Bancorp Inc.	2,054	147
*	Bridgewater Bancshares Inc.	8,695	142
	Tiptree Inc.	5,892	138
	Banc of California Inc.	7,888	133
	NBT Bancorp Inc.	2,997	133
	American Coastal Insurance Corp.	11,361	126
	Universal Insurance Holdings Inc.	5,132	125
	Kingstone Cos. Inc.	9,162	123
	First Merchants Corp.	2,702	112
	Eagle Bancorp Inc.	5,220	101
*	Finwise Bancorp	4,788	93
	Greene County Bancorp Inc.	3,697	89
	First Internet Bancorp	3,300	83
	SmartFinancial Inc.	2,209	81
	Union Bankshares Inc.	3,011	79
	Shore Bancshares Inc.	4,554	78
	Capital Bancorp Inc.	2,262	77
	First Financial Corp.	1,256	74
*	Carter Bankshares Inc.	3,539	69
	Orange County Bancorp Inc.	2,436	65
	Hope Bancorp Inc.	5,716	64
	Investors Title Co.	248	62
	Old Point Financial Corp.	1,472	62
*	First Western Financial Inc.	2,653	62
	Origin Bancorp Inc.	1,578	61
*	Patriot National Bancorp Inc.	38,780	58
	Community West Bancshares	2,673	57
	Diamond Hill Investment Group Inc.	381	56
	USCB Financial Holdings Inc.	3,157	55
	Regional Management Corp.	1,183	52
*	California BanCorp	2,960	50
	Northfield Bancorp Inc.	4,065	48
	Angel Oak Mortgage REIT Inc.	4,417	44
	Peoples Financial Services Corp.	818	43
	First Community Corp.	1,553	42
	Bankwell Financial Group Inc.	978	41
	Southern Missouri Bancorp Inc.	716	41
	West BanCorp. Inc.	1,992	40
	F&G Annuities & Life Inc.	1,135	39
	Guaranty Bancshares Inc.	748	37
*	Chime Financial Inc. Class A	1,410	37
	Hingham Institution for Savings	117	33
*	Kestrel Group Ltd.	1,187	32
	PCB Bancorp	1,271	28
	Value Line Inc.	732	28
*	Columbia Financial Inc.	1,619	24
	Meridian Corp.	1,437	23
*	Miami International Holdings Inc.	599	23
	Arrow Financial Corp.	755	22
	First Business Financial Services Inc.	375	20
	Princeton Bancorp Inc.	548	19

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Ategrity Specialty Holdings LLC	795	18
	Linkbancorp Inc.	2,289	17
	Citizens Financial Services Inc.	286	17
*	GBank Financial Holdings Inc.	420	17
*	Slide Insurance Holdings Inc.	1,208	16
	Bank7 Corp.	306	15
	OP Bancorp	948	14
	Richmond Mutual BanCorp. Inc.	955	14
*	ACRES Commercial Realty Corp.	681	14
	Jefferson Capital Inc.	608	11
*	Bakkt Holdings Inc.	958	8
	First National Corp.	305	7
	Eagle Financial Services Inc.	194	7
*	Avidbank Holdings Inc.	296	7
	MainStreet Bancshares Inc.	266	6
	Hanover Bancorp Inc.	268	6
*	Siebert Financial Corp.	1,361	4
			123,417
Health Care (22.2%)
	Ensign Group Inc.	49,744	8,545
*	Bridgebio Pharma Inc.	138,431	7,165
*	Hims & Hers Health Inc.	168,730	7,146
*	Guardant Health Inc.	105,723	7,128
*	HealthEquity Inc.	75,563	6,750
*	Madrigal Pharmaceuticals Inc.	14,948	6,545
*	Rhythm Pharmaceuticals Inc.	48,191	4,971
*	iRhythm Technologies Inc.	28,226	4,798
*	Glaukos Corp.	49,497	4,743
*	Merit Medical Systems Inc.	48,072	4,352
*	Axsome Therapeutics Inc.	35,830	4,345
*	Avidity Biosciences Inc.	92,088	4,289
*	Option Care Health Inc.	145,910	4,185
*	TG Therapeutics Inc.	128,549	3,770
*	ADMA Biologics Inc.	205,200	3,542
*	RadNet Inc.	48,882	3,508
*	TransMedics Group Inc.	29,424	3,383
*	Integer Holdings Corp.	30,509	3,291
*	Lantheus Holdings Inc.	59,747	3,280
*	Krystal Biotech Inc.	21,947	3,242
*	Alkermes plc	107,608	3,117
*	Protagonist Therapeutics Inc.	51,511	3,042
*	Nuvalent Inc. Class A	38,052	2,914
*	Akero Therapeutics Inc.	61,873	2,891
*	ACADIA Pharmaceuticals Inc.	110,114	2,862
*	Mirum Pharmaceuticals Inc.	38,461	2,841
*	PTC Therapeutics Inc.	55,854	2,755
*	Xenon Pharmaceuticals Inc.	67,315	2,606
*	Waystar Holding Corp.	68,306	2,587
*	Crinetics Pharmaceuticals Inc.	80,047	2,481
*	Haemonetics Corp.	44,590	2,432
*	Soleno Therapeutics Inc.	35,567	2,407
*	Arrowhead Pharmaceuticals Inc.	106,696	2,350
*	Privia Health Group Inc.	101,768	2,345
	Concentra Group Holdings Parent Inc.	97,276	2,315
*	CorVel Corp.	25,750	2,293
*	Warby Parker Inc. Class A	86,895	2,277
*	Arcellx Inc.	32,400	2,248
*	Indivior plc	91,357	2,218
*	Scholar Rock Holding Corp.	65,968	2,154
*	GeneDx Holdings Corp.	16,610	2,151
*	Catalyst Pharmaceuticals Inc.	102,673	2,114
*	Veracyte Inc.	69,549	2,110
*	ICU Medical Inc.	16,099	2,055
*	Tarsus Pharmaceuticals Inc.	34,274	2,008
*	PROCEPT BioRobotics Corp.	46,594	1,872
*	Alignment Healthcare Inc.	113,242	1,853
*	Amicus Therapeutics Inc.	243,644	1,849
*	BrightSpring Health Services Inc.	74,985	1,776
	LeMaitre Vascular Inc.	18,455	1,760

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Adaptive Biotechnologies Corp.	132,101	1,741
*	Kymera Therapeutics Inc.	41,549	1,712
*	Alphatec Holdings Inc.	102,694	1,633
*	Vericel Corp.	44,561	1,620
*	Phreesia Inc.	50,220	1,590
*	AtriCure Inc.	42,959	1,589
*	Liquidia Corp.	56,771	1,571
*	BioCryst Pharmaceuticals Inc.	185,896	1,545
*	Ocular Therapeutix Inc.	124,316	1,518
*	ANI Pharmaceuticals Inc.	16,084	1,504
*	Arcutis Biotherapeutics Inc.	95,071	1,475
*	Harmony Biosciences Holdings Inc.	38,827	1,432
*	Progyny Inc.	60,289	1,427
*	Twist Bioscience Corp.	52,488	1,416
*,1	Recursion Pharmaceuticals Inc. Class A	300,228	1,411
*	UFP Technologies Inc.	6,677	1,403
*	Brookdale Senior Living Inc.	180,574	1,390
*	Beam Therapeutics Inc.	84,872	1,388
*	Ardelyx Inc.	208,837	1,328
*	CG oncology Inc.	49,431	1,326
*	Disc Medicine Inc.	21,798	1,300
*	Travere Therapeutics Inc.	73,027	1,278
*	Aurinia Pharmaceuticals Inc.	104,302	1,251
*	Celcuity Inc.	24,158	1,238
*	Biohaven Ltd.	80,097	1,233
*	MannKind Corp.	267,742	1,229
*	Artivion Inc.	27,440	1,205
*	Avadel Pharmaceuticals plc	78,995	1,166
*	Astrana Health Inc.	36,127	1,155
*	Syndax Pharmaceuticals Inc.	70,403	1,150
*	Amneal Pharmaceuticals Inc.	116,776	1,116
*	Novocure Ltd.	90,174	1,112
*	Collegium Pharmaceutical Inc.	28,349	1,100
*	Harrow Inc.	27,892	1,088
*	Cogent Biosciences Inc.	88,401	1,068
*	Xeris Biopharma Holdings Inc.	132,643	1,039
*	STAAR Surgical Co.	37,505	1,026
*	Apogee Therapeutics Inc.	28,001	1,018
*	Innoviva Inc.	49,163	1,004
*	Vera Therapeutics Inc.	45,474	984
*	Dynavax Technologies Corp.	93,179	943
*	Clover Health Investments Corp.	358,806	940
*	Edgewise Therapeutics Inc.	64,508	926
*	Addus HomeCare Corp.	7,789	897
*	Viridian Therapeutics Inc.	48,736	896
*	Immunovant Inc.	60,851	894
*	CorMedix Inc.	56,874	843
*	WaVe Life Sciences Ltd.	87,802	843
*	BioLife Solutions Inc.	33,555	840
*	Novavax Inc.	109,005	814
*	Geron Corp. (XNGS)	537,690	753
*	Tandem Diabetes Care Inc.	59,493	744
*	MiMedx Group Inc.	104,759	744
*	QuidelOrtho Corp.	25,945	744
*	Pennant Group Inc.	29,978	720
*	Stoke Therapeutics Inc.	36,370	719
*,1	Anavex Life Sciences Corp.	73,924	713
	Phibro Animal Health Corp. Class A	18,070	670
	US Physical Therapy Inc.	8,016	664
*	CareDx Inc.	48,520	663
*	Zymeworks Inc.	43,704	647
*	Axogen Inc.	38,805	626
*	Immunome Inc.	65,630	624
*	LENZ Therapeutics Inc.	15,733	608
*	Rigel Pharmaceuticals Inc.	15,553	604
*	Enliven Therapeutics Inc.	28,518	578
*	SI-BONE Inc.	33,873	565
*	ARS Pharmaceuticals Inc.	48,477	563
*	Precigen Inc.	123,719	558
*	Prestige Consumer Healthcare Inc.	7,987	543

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Mineralys Therapeutics Inc.	34,546	535
*,1	UroGen Pharma Ltd.	26,973	525
	iRadimed Corp.	7,215	523
*	Spyre Therapeutics Inc.	29,888	493
*	Trevi Therapeutics Inc.	67,312	488
*	Arcus Biosciences Inc.	45,394	481
*	Arbutus Biopharma Corp.	127,126	472
*	Claritev Corp.	6,806	469
*	Niagen Bioscience Inc.	46,218	458
*	Healthcare Services Group Inc.	29,251	457
*	KalVista Pharmaceuticals Inc.	33,467	450
*	Amylyx Pharmaceuticals Inc.	47,429	445
*	Zevra Therapeutics Inc.	47,975	435
*	Taysha Gene Therapies Inc.	147,899	432
*	PACS Group Inc.	36,332	423
*	Surmodics Inc.	12,292	418
*	Gossamer Bio Inc.	167,595	414
*	Cytokinetics Inc.	11,457	405
*,1	ArriVent Biopharma Inc.	20,594	394
*	Eton Pharmaceuticals Inc.	22,720	393
*,1	ImmunityBio Inc.	167,864	393
*	aTyr Pharma Inc.	71,963	387
*	Theravance Biopharma Inc.	26,873	373
*	Savara Inc.	111,604	366
*	Rezolute Inc.	50,952	363
*	Evolus Inc.	47,243	360
*	Dyne Therapeutics Inc.	26,473	357
*	LifeStance Health Group Inc.	65,223	357
*	AnaptysBio Inc.	17,299	352
*	agilon health Inc.	273,037	349
*	89bio Inc.	37,945	343
*	10X Genomics Inc. Class A	24,351	341
*	Evolent Health Inc. Class A	33,299	321
*	Ligand Pharmaceuticals Inc.	1,942	314
*	Metsera Inc.	8,866	313
*	Organogenesis Holdings Inc.	60,268	310
*	Treace Medical Concepts Inc.	42,101	309
*,1	Palvella Therapeutics Inc.	5,656	306
*	Bioventus Inc. Class A	40,718	301
*	RxSight Inc.	33,267	301
*	Delcath Systems Inc.	26,784	295
*	Talkspace Inc.	108,675	289
*	Y-mAbs Therapeutics Inc.	32,472	278
*	OptimizeRx Corp.	15,249	275
*	Butterfly Network Inc.	170,197	274
*,1	Sionna Therapeutics Inc.	10,882	268
*	Corvus Pharmaceuticals Inc.	46,227	265
*	Altimmune Inc.	68,305	262
*	Ceribell Inc.	22,122	262
*	SANUWAVE Health Inc.	6,192	258
	HealthStream Inc.	9,137	257
*,1	Nutex Health Inc.	3,044	255
*	Janux Therapeutics Inc.	11,189	254
*	Abeona Therapeutics Inc.	36,491	249
*	Aveanna Healthcare Holdings Inc.	30,910	247
*,1	Pulse Biosciences Inc.	15,651	243
	SIGA Technologies Inc.	28,772	241
*	ClearPoint Neuro Inc.	23,006	241
*	Teladoc Health Inc.	29,831	231
*	Aldeyra Therapeutics Inc.	38,949	227
*	Viemed Healthcare Inc.	30,758	227
*	Cerus Corp.	163,052	214
*,1	Capricor Therapeutics Inc.	34,087	214
*	Verastem Inc.	22,451	208
*	Community Health Systems Inc.	73,030	202
*	MeiraGTx Holdings plc	27,303	199
*	ADC Therapeutics SA	63,934	196
*	NeuroPace Inc.	21,227	194
*	Beta Bionics Inc.	10,116	191
*	XOMA Royalty Corp.	5,847	190

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Omeros Corp.	44,182	184
*,1	Mind Medicine MindMed Inc.	20,761	184
*,1	Candel Therapeutics Inc.	31,566	183
*,1	Absci Corp.	76,181	182
*	Supernus Pharmaceuticals Inc.	4,008	181
*	Oncology Institute Inc.	52,112	177
*	TruBridge Inc.	8,823	176
*	Ironwood Pharmaceuticals Inc.	129,814	171
*	Benitec Biopharma Inc.	12,769	169
*	scPharmaceuticals Inc.	30,192	166
	National Research Corp.	11,152	164
*	Kestra Medical Technologies Ltd.	10,191	164
*,1	SELLAS Life Sciences Group Inc.	84,208	162
*	Codexis Inc.	59,043	161
*	KORU Medical Systems Inc.	37,489	158
*	Bright Minds Biosciences Inc.	4,059	158
*	Sight Sciences Inc.	37,469	152
*	Electromed Inc.	6,091	151
*	Compass Therapeutics Inc.	43,084	150
*	Arcturus Therapeutics Holdings Inc.	8,574	146
*	Joint Corp.	13,299	143
*	LifeMD Inc.	23,085	143
*	Stereotaxis Inc.	47,977	138
*	Esperion Therapeutics Inc.	61,666	137
*	Lifecore Biomedical Inc.	17,578	134
*	Diamedica Therapeutics Inc.	23,290	133
*	Accuray Inc.	83,853	127
*,1	Phathom Pharmaceuticals Inc.	9,996	122
*	Monopar Therapeutics Inc.	3,588	122
*	RCM Technologies Inc.	4,336	118
*	908 Devices Inc.	18,505	116
*	ORIC Pharmaceuticals Inc.	11,232	115
*	CVRx Inc.	14,481	114
*	Neuronetics Inc.	31,927	106
*	MediWound Ltd.	6,322	106
*,1	Avita Medical Inc.	24,164	105
*	Denali Therapeutics Inc.	6,799	104
*	LENSAR Inc.	8,309	102
*	Foghorn Therapeutics Inc.	19,919	101
*	Aquestive Therapeutics Inc.	25,649	97
*	NeoGenomics Inc.	10,906	96
*,1	Protalix BioTherapeutics Inc.	61,487	95
*	Pacira BioSciences Inc.	3,535	94
*,1	Gyre Therapeutics Inc.	11,969	93
*	Sanara Medtech Inc.	2,682	90
*	Pro-Dex Inc.	1,868	88
	Embecta Corp.	5,993	87
*	Outset Medical Inc.	6,080	85
*	Sonida Senior Living Inc.	3,068	79
*	AngioDynamics Inc.	7,583	78
*	Akebia Therapeutics Inc.	24,460	77
*	OrthoPediatrics Corp.	3,588	77
*	Journey Medical Corp.	10,704	77
*	Anteris Technologies Global Corp.	18,992	76
*	Nuvectis Pharma Inc.	11,355	74
*	Amphastar Pharmaceuticals Inc.	2,283	70
*	Aura Biosciences Inc.	10,647	67
*,1	Greenwich Lifesciences Inc.	5,756	66
*	TuHURA Biosciences Inc.	22,648	61
*	Pulmonx Corp.	35,060	60
*	Praxis Precision Medicines Inc.	1,259	57
*,1	Cardiff Oncology Inc.	25,764	54
*	AirSculpt Technologies Inc.	8,328	54
*	Nuvation Bio Inc.	17,438	52
*,1	Nano-X Imaging Ltd.	13,475	52
*	Fennec Pharmaceuticals Inc.	5,441	48
*	Arvinas Inc.	5,864	45
*	Actuate Therapeutics Inc.	5,174	44
*	Tectonic Therapeutic Inc.	1,657	42
*	Sana Biotechnology Inc.	13,203	40

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Humacyte Inc.	25,841	40
*	Alpha Teknova Inc.	9,016	39
*	Dianthus Therapeutics Inc.	1,657	39
*	Rocket Pharmaceuticals Inc.	11,175	37
*	Hinge Health Inc. Class A	659	37
*	Semler Scientific Inc.	1,214	36
*,1	Coherus Oncology Inc.	29,590	34
*	Lucid Diagnostics Inc.	26,212	33
*	Inmune Bio Inc.	14,717	30
*	Myomo Inc.	28,717	30
*	Innovage Holding Corp.	7,491	29
*	Ginkgo Bioworks Holdings Inc.	2,199	28
*	Caris Life Sciences Inc.	724	28
*	Prothena Corp. plc	3,131	26
*	Biote Corp. Class A	7,656	26
*	Fulcrum Therapeutics Inc.	3,696	24
*	Day One Biopharmaceuticals Inc.	3,144	24
*	Heron Therapeutics Inc.	16,923	23
*	OmniAb Inc.	14,198	23
*	Aardvark Therapeutics Inc.	2,801	23
*	Bicara Therapeutics Inc.	1,768	21
*	Atlantic International Corp.	5,324	21
*	HeartFlow Inc.	656	21
*,1,2	Tobira Therapeutics Inc. CVR	3,989	18
*	Ardent Health Inc.	1,416	18
*	TriSalus Life Sciences Inc.	3,274	17
*	Quanterix Corp.	3,475	16
*	Alector Inc.	5,572	13
*,2	Inhibrx Inc. CVR	20,465	13
*	Tevogen Bio Holdings Inc.	14,047	13
*	Tvardi Therapeutics Inc.	424	13
*	Carlsmed Inc.	1,017	13
*	Omada Health Inc.	510	12
*	Cartesian Therapeutics Inc.	976	10
*	Maze Therapeutics Inc.	526	8
*	Eledon Pharmaceuticals Inc.	2,840	7
*	Inhibikase Therapeutics Inc.	3,324	6
*	Shoulder Innovations Inc.	404	6
*,2	Prevail Therapeutics CVR	58	—
*,2	OmniAb Inc. 12.5 Earnout	532	—
*,2	OmniAb Inc. 15 Earnout	532	—
			276,113
Industrials (24.4%)
*	Kratos Defense & Security Solutions Inc.	145,812	9,600
*	Bloom Energy Corp. Class A	181,318	9,599
*	SPX Technologies Inc.	42,718	7,993
*	Chart Industries Inc.	40,058	7,986
*	Sterling Infrastructure Inc.	26,421	7,359
*	AeroVironment Inc.	28,138	6,791
	Watts Water Technologies Inc. Class A	24,325	6,736
	Federal Signal Corp.	53,199	6,543
*	Modine Manufacturing Co.	46,412	6,318
*	Dycom Industries Inc.	24,827	6,268
	Zurn Elkay Water Solutions Corp.	133,124	6,038
*	Joby Aviation Inc.	408,589	5,782
	Installed Building Products Inc.	20,757	5,435
	Primoris Services Corp.	44,862	5,318
*	Construction Partners Inc. Class A	41,561	4,983
	Moog Inc. Class A	24,919	4,880
	Badger Meter Inc.	26,281	4,807
	ESCO Technologies Inc.	23,029	4,627
*	ACI Worldwide Inc.	93,408	4,610
	Belden Inc.	35,088	4,568
	Maximus Inc.	50,139	4,408
*	Archer Aviation Inc. Class A	482,666	4,320
	Brink's Co.	38,350	4,297
*	Knife River Corp.	50,675	4,105
	CSW Industrials Inc.	14,432	3,948
*	Mirion Technologies Inc.	186,023	3,813

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	Herc Holdings Inc.	28,943	3,785
	Mueller Water Products Inc. Class A	138,180	3,642
	Granite Construction Inc.	33,374	3,596
*	StoneCo. Ltd. Class A	214,720	3,536
*	Verra Mobility Corp.	141,442	3,515
	Franklin Electric Co. Inc.	35,379	3,462
	Kadant Inc.	10,439	3,375
*	OSI Systems Inc.	14,201	3,267
	Patrick Industries Inc.	28,779	3,219
	Exponent Inc.	45,032	3,214
	JBT Marel Corp.	22,295	3,195
*	CBIZ Inc.	46,399	2,995
	Atmus Filtration Technologies Inc.	66,799	2,974
	AZZ Inc.	26,282	2,967
*	IES Holdings Inc.	7,997	2,793
*	WNS Holdings Ltd.	35,831	2,703
	Argan Inc.	11,737	2,679
	Griffon Corp.	34,703	2,643
*	NCR Atleos Corp.	64,837	2,569
*	MYR Group Inc.	13,649	2,556
*	Remitly Global Inc.	137,223	2,543
	VSE Corp.	15,491	2,516
	REV Group Inc.	45,471	2,420
*	Itron Inc.	19,483	2,395
	Powell Industries Inc.	8,447	2,248
*	Huron Consulting Group Inc.	15,123	2,071
	EVERTEC Inc.	57,081	2,037
	Enerpac Tool Group Corp.	47,981	2,032
	McGrath RentCorp.	16,493	2,004
	TriNet Group Inc.	26,468	1,917
	Insperity Inc.	31,907	1,762
	Standex International Corp.	8,560	1,747
*	Payoneer Global Inc.	247,096	1,717
*	Upwork Inc.	109,970	1,692
*	Blue Bird Corp.	28,537	1,666
*	GMS Inc.	15,144	1,665
*,1	PureCycle Technologies Inc.	115,214	1,646
	Tecnoglass Inc.	21,591	1,567
	Korn Ferry	20,995	1,557
*	AvidXchange Holdings Inc.	151,090	1,502
*	DXP Enterprises Inc.	11,500	1,436
*	Pagaya Technologies Ltd. Class A	37,148	1,370
*,1	Eos Energy Enterprises Inc.	196,896	1,359
*	Planet Labs PBC	189,257	1,342
	Lindsay Corp.	9,642	1,323
*	Flywire Corp.	93,037	1,223
	United States Lime & Minerals Inc.	9,577	1,206
	Arcosa Inc.	12,051	1,192
	Napco Security Technologies Inc.	31,188	1,187
*	Enovix Corp.	123,140	1,185
*	CECO Environmental Corp.	25,798	1,176
	CRA International Inc.	5,849	1,133
*	Sezzle Inc.	11,938	1,129
*	Legalzoom.com Inc.	97,912	1,085
*	Limbach Holdings Inc.	9,412	1,078
	Barrett Business Services Inc.	22,018	1,074
*	Vicor Corp.	20,651	1,055
*	Marqeta Inc. Class A	155,545	990
*	Donnelley Financial Solutions Inc.	16,962	963
	Trinity Industries Inc.	33,633	956
*	Willdan Group Inc.	8,368	919
*	Astronics Corp.	24,437	889
	PagSeguro Digital Ltd. Class A	97,276	872
*	Evolv Technologies Holdings Inc.	102,194	842
	Gorman-Rupp Co.	18,589	795
*	First Advantage Corp.	47,771	782
	Cadre Holdings Inc.	25,187	776
	Pitney Bowes Inc.	59,560	722
*	Mercury Systems Inc.	10,585	715
*	Energy Recovery Inc.	47,481	675

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	CompoSecure Inc. Class A	34,717	664
*	Centuri Holdings Inc.	28,527	606
*	AAR Corp.	7,906	598
	Alamo Group Inc.	2,804	593
	Douglas Dynamics Inc.	17,394	586
*	Amprius Technologies Inc.	82,618	586
	Enpro Inc.	2,403	526
	Albany International Corp. Class A	8,195	520
*	Cantaloupe Inc.	46,936	510
*	Bowman Consulting Group Ltd.	11,796	504
*	Janus International Group Inc.	43,839	454
*	Graham Corp.	9,206	452
*	Power Solutions International Inc.	5,350	443
	Kforce Inc.	13,506	440
*	BlackSky Technology Inc.	24,744	435
*	O-I Glass Inc.	33,289	432
	FTAI Infrastructure Inc.	87,210	419
	GATX Corp.	2,465	415
	LSI Industries Inc.	17,945	411
	Cass Information Systems Inc.	9,445	407
*	Acuren Corp.	35,414	399
*	International Money Express Inc.	24,767	359
*	Performant Healthcare Inc.	46,954	358
	Insteel Industries Inc.	9,046	347
*	Transcat Inc.	4,034	339
*	Titan America SA	21,461	333
*	Byrna Technologies Inc.	16,105	329
	Mesa Laboratories Inc.	4,580	310
*	Microvast Holdings Inc.	112,731	301
*	CoreCivic Inc.	14,785	300
*	ZipRecruiter Inc. Class A	57,808	289
*,1	Redwire Corp.	29,674	264
*	IBEX Holdings Ltd.	8,823	261
*	Distribution Solutions Group Inc.	7,828	252
*,1	Lightbridge Corp.	16,553	250
	Werner Enterprises Inc.	8,261	238
*	TSS Inc.	16,120	224
*	Forward Air Corp.	7,442	223
*	Spire Global Inc.	24,224	219
	EnerSys	1,952	200
*,1	Sky Harbour Group Corp.	18,780	198
	Otter Tail Corp.	2,333	196
*	Frequency Electronics Inc.	5,810	187
*	Priority Technology Holdings Inc.	22,284	187
*,1	Richtech Robotics Inc. Class B	61,056	186
*	Cimpress plc	2,830	179
*,1	Satellogic Inc. Class A	47,937	179
*	Eve Holding Inc.	45,065	177
*	Franklin Covey Co.	8,422	165
	Park Aerospace Corp.	8,416	158
*	Paysign Inc.	30,316	157
	Karat Packaging Inc.	6,036	153
*	RXO Inc.	8,486	139
	Quad / Graphics Inc.	17,569	117
	Ardagh Metal Packaging SA	31,459	116
*,1	FLEX LNG Ltd.	4,165	113
*	SoundThinking Inc.	8,494	108
*	Smith-Midland Corp.	2,403	104
*	Thermon Group Holdings Inc.	3,760	100
*	M-Tron Industries Inc.	2,165	97
*	Resolute Holdings Management Inc.	1,405	93
*	CryoPort Inc.	9,554	85
*	CS Disco Inc.	14,875	81
*	CPI Card Group Inc.	5,208	81
	Covenant Logistics Group Inc.	3,209	77
	Myers Industries Inc.	4,625	77
*	V2X Inc.	1,202	69
*	SKYX Platforms Corp.	53,974	63
	Information Services Group Inc.	11,189	58
*	Ispire Technology Inc.	16,121	51

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Intuitive Machines Inc.	5,543	49
*	I3 Verticals Inc. Class A	1,479	47
	Willis Lease Finance Corp.	307	46
*	Orion Group Holdings Inc.	6,085	45
	Allient Inc.	828	38
	Preformed Line Products Co.	177	34
	Aebi Schmidt Holding AG	2,203	27
*	Firefly Aerospace Inc.	597	27
	Alta Equipment Group Inc.	3,062	26
*	AIRO Group Holdings Inc.	816	19
*	Mayville Engineering Co. Inc.	1,264	18
*	Atlanticus Holdings Corp.	254	17
	Concrete Pumping Holdings Inc.	953	7
*	Voyager Technologies Inc. Class A	236	7
*	Costamare Bulkers Holdings Ltd.	589	6
	HireQuest Inc.	468	5
			303,935
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	9,451	2
*,1,2	GTX Inc. CVR	530	—
			2
Real Estate (2.3%)
	Ryman Hospitality Properties Inc.	52,104	5,147
*	Compass Inc. Class A	403,616	3,665
	Tanger Inc.	89,500	3,059
*	GEO Group Inc.	120,998	2,510
	Outfront Media Inc.	123,640	2,310
	American Healthcare REIT Inc.	49,806	2,131
	St. Joe Co.	33,698	1,700
	UMH Properties Inc.	69,116	1,084
	DiamondRock Hospitality Co.	106,643	913
	eXp World Holdings Inc.	69,350	751
	National Health Investors Inc.	9,275	726
	Phillips Edison & Co. Inc.	20,117	708
	CareTrust REIT Inc.	18,261	628
	Apartment Investment & Management Co. Class A	67,656	530
*	Real Brokerage Inc.	94,087	506
	Alexander's Inc.	1,908	440
	Universal Health Realty Income Trust	9,865	400
	CBL & Associates Properties Inc.	12,213	389
	Saul Centers Inc.	10,003	342
	NETSTREIT Corp.	17,842	326
	NexPoint Residential Trust Inc.	6,259	216
	Xenia Hotels & Resorts Inc.	13,403	189
	PotlatchDeltic Corp.	3,717	156
	Sunstone Hotel Investors Inc.	12,150	115
	Gladstone Commercial Corp.	7,545	102
*	Maui Land & Pineapple Co. Inc.	5,676	99
	Strawberry Fields REIT Inc.	5,762	67
	Clipper Realty Inc.	811	4
			29,213
Technology (18.1%)
*	Credo Technology Group Holding Ltd.	129,767	15,968
*	Fabrinet	31,994	10,599
*	IonQ Inc.	210,043	8,977
*	Commvault Systems Inc.	39,193	7,315
*	Rambus Inc.	95,592	7,052
*	Varonis Systems Inc.	97,776	5,771
	Advanced Energy Industries Inc.	33,400	4,999
*	SiTime Corp.	18,692	4,517
*	Semtech Corp.	77,224	4,486
*	Qualys Inc.	32,359	4,395
*	Q2 Holdings Inc.	55,103	4,338
*	Impinj Inc.	22,994	4,311
*,1	SoundHound AI Inc. Class A	324,305	4,222
*,1	Rigetti Computing Inc.	250,545	4,066
*	Silicon Laboratories Inc.	28,582	3,840
*	D-Wave Quantum Inc.	241,071	3,766
*	Novanta Inc.	31,976	3,722

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	SPS Commerce Inc.	33,732	3,721
*	Workiva Inc.	44,511	3,661
*	Zeta Global Holdings Corp. Class A	166,609	3,272
*	Tenable Holdings Inc.	105,766	3,270
*	Magnite Inc.	123,912	3,216
*	Box Inc. Class A	96,582	3,151
*	Plexus Corp.	22,111	3,029
*	Ambarella Inc.	36,046	2,973
*	Core Scientific Inc.	203,215	2,916
	Clear Secure Inc. Class A	74,045	2,689
*	Cargurus Inc.	72,799	2,519
*	BlackLine Inc.	46,205	2,512
*	Agilysys Inc.	22,904	2,499
*	Alarm.com Holdings Inc.	42,131	2,470
*	Sanmina Corp.	20,715	2,434
*	Freshworks Inc. Class A	180,470	2,431
	Power Integrations Inc.	50,219	2,265
*	Intapp Inc.	49,181	2,262
*	Terawulf Inc.	222,412	2,102
*	AvePoint Inc.	117,872	1,928
*	Xometry Inc. Class A	38,450	1,903
*	Applied Digital Corp.	118,880	1,900
*	Braze Inc. Class A	67,733	1,876
*	DigitalOcean Holdings Inc.	57,221	1,867
*	Five9 Inc.	67,826	1,826
*	Blackbaud Inc.	27,260	1,819
*	C3.ai Inc. Class A	107,151	1,812
*	Progress Software Corp.	37,998	1,759
*	Yelp Inc.	54,848	1,734
*,1	Quantum Computing Inc.	102,220	1,613
*	LiveRamp Holdings Inc.	57,336	1,601
*	Alkami Technology Inc.	60,547	1,550
*	FormFactor Inc.	51,126	1,492
*	Vertex Inc. Class A	57,699	1,490
	CSG Systems International Inc.	22,029	1,413
*	NextNav Inc.	77,777	1,385
*	Diebold Nixdorf Inc.	21,120	1,291
*	Life360 Inc.	14,211	1,285
*	Ouster Inc.	44,890	1,281
	Adeia Inc.	84,233	1,267
*	PagerDuty Inc.	74,684	1,250
*	Asana Inc. Class A	82,532	1,205
	Sapiens International Corp. NV	27,537	1,181
*	Rapid7 Inc.	56,782	1,176
*,1	Bitdeer Technologies Group Class A	79,330	1,134
*	Insight Enterprises Inc.	8,364	1,089
*	Appian Corp. Class A	34,864	1,073
*	PAR Technology Corp.	20,744	1,062
*	Innodata Inc.	26,902	1,022
	Kulicke & Soffa Industries Inc.	26,652	999
	A10 Networks Inc.	55,378	981
*	Schrodinger Inc.	50,077	977
*	Couchbase Inc.	38,054	928
*	Amplitude Inc. Class A	77,477	886
*	Sprinklr Inc. Class A	97,378	841
*	Yext Inc.	91,279	830
*	Sprout Social Inc. Class A	46,067	727
*	Blend Labs Inc. Class A	185,614	672
*	Olo Inc. Class A	59,877	614
*	PROS Holdings Inc.	38,628	599
*	PDF Solutions Inc.	28,322	579
*	Groupon Inc.	22,108	577
*	MeridianLink Inc.	28,532	567
*	EverQuote Inc. Class A	24,258	564
*	Jamf Holding Corp.	58,907	549
	Red Violet Inc.	10,012	503
*,1	Aehr Test Systems	20,172	503
*	Grindr Inc.	29,471	461
	Hackett Group Inc.	20,469	426
	Climb Global Solutions Inc.	3,436	425

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*,1	Serve Robotics Inc.	36,968	410
*	CEVA Inc.	18,271	406
*	Weave Communications Inc.	51,721	402
*	Aeva Technologies Inc.	27,104	401
*	Backblaze Inc. Class A	47,282	395
*	Grid Dynamics Holdings Inc.	47,253	392
*	Domo Inc. Class B	26,061	383
*	NerdWallet Inc. Class A	36,762	380
*	SEMrush Holdings Inc. Class A	40,738	322
*	Mediaalpha Inc. Class A	29,418	311
*	Ibotta Inc. Class A	11,394	307
*,1	BigBear.ai Holdings Inc.	60,048	304
*	Rezolve AI plc	80,232	300
*	indie Semiconductor Inc. Class A	65,732	298
	NVE Corp.	4,343	280
*	SkyWater Technology Inc.	23,197	278
*	Kopin Corp.	131,993	277
*	Commerce.com Inc.	58,035	270
*	Digital Turbine Inc.	58,757	247
*	Vimeo Inc.	58,103	244
*	Synaptics Inc.	3,020	211
*	Simulations Plus Inc.	14,719	209
*	VTEX Class A	50,954	208
*,1	Neonode Inc.	8,155	195
*	Unisys Corp.	46,933	184
*	Axcelis Technologies Inc.	2,150	172
	ReposiTrak Inc.	9,939	161
	CTS Corp.	3,744	159
*,1	MicroVision Inc.	136,897	157
*	EverCommerce Inc.	12,989	150
*	MaxLinear Inc.	9,322	147
*	Viant Technology Inc. Class A	13,765	143
*	CoreCard Corp.	4,948	137
*,1	KULR Technology Group Inc.	29,110	137
*	Cerence Inc.	12,038	127
*	Digimarc Corp.	14,000	121
*	Rumble Inc.	16,257	119
*	Navitas Semiconductor Corp.	19,806	116
*	Kaltura Inc.	71,947	114
*	Daktronics Inc.	6,541	113
*	WM Technology Inc.	77,258	96
*	AudioEye Inc.	7,049	91
*,1	Atomera Inc.	25,831	85
*	Bandwidth Inc. Class A	5,584	84
*	Mitek Systems Inc.	7,939	81
*	nLight Inc.	2,721	78
*	eGain Corp.	11,108	70
*	Arena Group Holdings Inc.	11,391	67
*	Ultra Clean Holdings Inc.	2,728	66
	CSP Inc.	5,243	63
*,1	Airship AI Holdings Inc.	13,912	62
	OneSpan Inc.	4,003	61
*	Synchronoss Technologies Inc.	9,508	57
*	Expensify Inc. Class A	28,344	56
*	Bumble Inc. Class A	7,519	46
*	Rimini Street Inc.	7,911	34
*,1	Vivid Seats Inc. Class A	1,882	33
*	Aeluma Inc.	1,056	24
*	Rackspace Technology Inc.	18,650	23
*	Arteris Inc.	2,302	22
*	Tucows Inc. Class A	904	17
*	Whitefiber Inc.	1,020	17
*	TechTarget Inc.	2,277	13
*	Mercurity Fintech Holding Inc.	1,500	10
*	Vroom Inc.	204	6
*	Ambiq Micro Inc.	122	5
*	Zspace Inc.	1,756	4
*	NIQ Global Intelligence plc	31	1
			225,187

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
Telecommunications (2.2%)
	InterDigital Inc.	22,944	6,234
*	Lumen Technologies Inc.	746,426	3,710
*	Calix Inc.	52,203	3,103
*	Extreme Networks Inc.	116,779	2,497
*	Viavi Solutions Inc.	195,853	2,209
*	CommScope Holding Co. Inc.	116,200	1,864
	Cogent Communications Holdings Inc.	39,965	1,528
*	Globalstar Inc.	44,354	1,328
*	fuboTV Inc.	294,955	1,041
*	Applied Optoelectronics Inc.	37,954	918
	IDT Corp. Class B	11,127	713
*	Gogo Inc.	60,918	669
*	ADTRAN Holdings Inc.	65,800	617
*	Ooma Inc.	22,414	290
*	Anterix Inc.	11,413	271
*	Harmonic Inc.	24,933	240
*	BK Technologies Corp.	2,398	170
*	Clearfield Inc.	4,521	147
*	Altice USA Inc. Class A	34,769	81
*	Crexendo Inc.	12,774	81
*	Inseego Corp.	2,047	25
			27,736
Utilities (1.4%)
*	Casella Waste Systems Inc. Class A	55,683	5,488
*,1	NuScale Power Corp.	112,228	3,889
	American States Water Co.	22,380	1,668
*	Oklo Inc.	21,253	1,565
	MGE Energy Inc.	17,006	1,448
	Chesapeake Utilities Corp.	6,873	849
*,1	NANO Nuclear Energy Inc.	22,218	723
	Aris Water Solutions Inc. Class A	27,273	662
*	Cadiz Inc.	48,479	174
	Consolidated Water Co. Ltd.	3,991	133
	Middlesex Water Co.	2,419	129
	Global Water Resources Inc.	10,670	103
	York Water Co.	1,957	61
	Genie Energy Ltd. Class B	1,856	28
*	Perma-Fix Environmental Services Inc.	2,345	28
	RGC Resources Inc.	521	12
			16,960
Total Common Stocks (Cost $920,280)			1,243,857
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029 (Cost $—)	401	2
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[4,5]	Vanguard Market Liquidity Fund, 4.362% (Cost $20,186)	201,914	20,190
Total Investments (101.6%) (Cost $940,466)			1,264,049
Other Assets and Liabilities—Net (-1.6%)			(19,469)
Net Assets (100%)			1,244,580
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,577.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $19,977 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Russell 2000 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	1	118	5

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Atlas Energy Solutions Inc.	1/30/2026	GSI	124	(4.333)	8	—
D-Wave Quantum Inc.	1/30/2026	GSI	238	(4.333)	—	(20)
Enovix Corp.	1/30/2026	GSI	235	(4.333)	—	(14)
					8	(34)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $920,280)	1,243,859
Affiliated Issuers (Cost $20,186)	20,190
Total Investments in Securities	1,264,049
Investment in Vanguard	30
Cash	47
Cash Collateral Pledged—Futures Contracts	10
Receivables for Accrued Income	533
Receivables for Capital Shares Issued	27
Unrealized Appreciation—Over-the-Counter Swap Contracts	8
Total Assets	1,264,704
Liabilities
Payables for Investment Securities Purchased	49
Collateral for Securities on Loan	19,977
Payables for Capital Shares Redeemed	11
Payables to Vanguard	52
Variation Margin Payable—Futures Contracts	1
Unrealized Depreciation—Over-the-Counter Swap Contracts	34
Total Liabilities	20,124
Net Assets	1,244,580
1 Includes $18,577 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	1,468,413
Total Distributable Earnings (Loss)	(223,833)
Net Assets	1,244,580

ETF Shares—Net Assets
Applicable to 4,725,393 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,061,844
Net Asset Value Per Share—ETF Shares	$224.71

Institutional Shares—Net Assets
Applicable to 426,835 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	182,736
Net Asset Value Per Share—Institutional Shares	$428.12

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	7,467
Interest[2]	63
Securities Lending—Net	1,168
Total Income	8,698
Expenses
The Vanguard Group—Note B
Investment Advisory Services	24
Management and Administrative—ETF Shares	956
Management and Administrative—Institutional Shares	127
Marketing and Distribution—ETF Shares	48
Marketing and Distribution—Institutional Shares	6
Custodian Fees	68
Auditing Fees	26
Shareholders’ Reports and Proxy Fees—ETF Shares	86
Shareholders’ Reports and Proxy Fees—Institutional Shares	4
Trustees’ Fees and Expenses	1
Other Expenses	30
Total Expenses	1,376
Net Investment Income	7,322
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	36,450
Futures Contracts	(413)
Swap Contracts	(21)
Realized Net Gain (Loss)	36,016
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	77,119
Futures Contracts	(13)
Swap Contracts	(26)
Change in Unrealized Appreciation (Depreciation)	77,080
Net Increase (Decrease) in Net Assets Resulting from Operations	120,418
1	Dividends are net of foreign withholding taxes of $20.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $53, $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $121,692 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,322	7,501
Realized Net Gain (Loss)	36,016	64,605
Change in Unrealized Appreciation (Depreciation)	77,080	115,912
Net Increase (Decrease) in Net Assets Resulting from Operations	120,418	188,018
Distributions
ETF Shares	(5,928)	(6,554)
Institutional Shares	(1,421)	(1,939)
Total Distributions	(7,349)	(8,493)
Capital Share Transactions
ETF Shares	(24,966)	64,434
Institutional Shares	(95,430)	(10,587)
Net Increase (Decrease) from Capital Share Transactions	(120,396)	53,847
Total Increase (Decrease)	(7,327)	233,372
Net Assets
Beginning of Period	1,251,907	1,018,535
End of Period	1,244,580	1,251,907

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$204.56	$175.15	$165.45	$222.64	$164.83
Investment Operations
Net Investment Income[1]	1.228	1.231	1.499	1.137	.839
Net Realized and Unrealized Gain (Loss) on Investments	20.152	29.566	9.702	(57.266)	57.852
Total from Investment Operations	21.380	30.797	11.201	(56.129)	58.691
Distributions
Dividends from Net Investment Income	(1.230)	(1.387)	(1.501)	(1.061)	(.881)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.230)	(1.387)	(1.501)	(1.061)	(.881)
Net Asset Value, End of Period	$224.71	$204.56	$175.15	$165.45	$222.64
Total Return	10.51%	17.69%	6.87%	-25.28%	35.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,062	$991	$784	$658	$735
Ratio of Total Expenses to Average Net Assets	0.12%	0.15%[2]	0.15%[2]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.60%	0.67%	0.90%	0.61%	0.40%
Portfolio Turnover Rate[3]	28%	29%	32%	33%	47%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$389.76	$333.70	$315.20	$424.16	$314.01
Investment Operations
Net Investment Income[1]	2.484	2.576	3.090	2.706	1.912
Net Realized and Unrealized Gain (Loss) on Investments	38.422	56.352	18.463	(109.390)	110.162
Total from Investment Operations	40.906	58.928	21.553	(106.684)	112.074
Distributions
Dividends from Net Investment Income	(2.546)	(2.868)	(3.053)	(2.276)	(1.924)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.546)	(2.868)	(3.053)	(2.276)	(1.924)
Net Asset Value, End of Period	$428.12	$389.76	$333.70	$315.20	$424.16
Total Return	10.56%	17.78%	6.94%	-25.24%	35.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$183	$261	$235	$255	$752
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.63%	0.74%	0.98%	0.72%	0.48%
Portfolio Turnover Rate[3]	28%	29%	32%	33%	47%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Russell 2000 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $30,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Russell 2000 Growth Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,243,824	—	33	1,243,857
Warrants	—	2	—	2
Temporary Cash Investments	20,190	—	—	20,190
Total	1,264,014	2	33	1,264,049
Derivative Financial Instruments
Assets
Futures Contracts[1]	5	—	—	5
Swap Contracts	—	8	—	8
Total	5	8	—	13
Liabilities
Swap Contracts	—	(34)	—	(34)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	121,376
Total Distributable Earnings (Loss)	(121,376)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,085
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	318,806
Capital Loss Carryforwards	(544,724)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(223,833)
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	7,349	8,493
Long-Term Capital Gains	—	—
Total	7,349	8,493
*	Includes short-term capital gains, if any.

Russell 2000 Growth Index Fund
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	945,243
Gross Unrealized Appreciation	391,430
Gross Unrealized Depreciation	(72,624)
Net Unrealized Appreciation (Depreciation)	318,806
E.	During the year ended August 31, 2025, the fund purchased $335,721,000 of investment securities and sold $431,959,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $221,637,000 and $244,252,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $92,525,000 and sales were $100,703,000, resulting in net realized loss of $43,266,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	226,245	1,110	343,204	1,850
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(251,211)	(1,230)	(278,770)[1]	(1,480)[1]
Net Increase (Decrease)—ETF Shares	(24,966)	(120)	64,434	370
Institutional Shares
Issued	25,784	67	25,092	72
Issued in Lieu of Cash Distributions	1,348	3	1,875	5
Redeemed	(122,562)	(312)	(37,554)	(111)
Net Increase (Decrease)—Institutional Shares	(95,430)	(242)	(10,587)	(34)
1	Includes unsettled in-kind transactions as of August 31, 2024 for 45,000 redeemed shares valued at $9,193,000, which settled shortly afterwards.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund and Vanguard Russell 2000 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund and Vanguard Russell 2000 Growth Index Fund (three of the funds constituting Vanguard Scottsdale Funds, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Russell 2000 Index Fund	71.0%
Russell 2000 Value Index Fund	69.4
Russell 2000 Growth Index Fund	85.1
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11)for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
Russell 2000 Index Fund	106,333
Russell 2000 Value Index Fund	13,584
Russell 2000 Growth Index Fund	6,615
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Russell 2000 Index Fund	794
Russell 2000 Value Index Fund	18
Russell 2000 Growth Index Fund	26
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
Russell 2000 Index Fund	24,964
Russell 2000 Value Index Fund	2,821
Russell 2000 Growth Index Fund	362
Q18510 102025

Financial Statements
For the year ended August 31, 2025
Vanguard Russell 3000 Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	52
Tax information	53

Russell 3000 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.6%)
	Linde plc	36,075	17,254
	Newmont Corp. (XNYS)	85,572	6,367
	Ecolab Inc.	19,175	5,312
	Air Products & Chemicals Inc.	17,073	5,021
	Freeport-McMoRan Inc.	109,949	4,882
	Fastenal Co.	88,355	4,388
	Nucor Corp.	17,660	2,627
	Anglogold Ashanti plc (XNYS)	38,789	2,198
	International Paper Co.	40,267	2,000
	Steel Dynamics Inc.	10,796	1,413
	International Flavors & Fragrances Inc.	19,632	1,325
	Reliance Inc.	4,058	1,200
	LyondellBasell Industries NV Class A	19,709	1,111
	CF Industries Holdings Inc.	12,699	1,100
	Avery Dennison Corp.	5,957	1,023
*	RBC Bearings Inc.	2,402	937
	Royal Gold Inc.	5,103	916
	Carpenter Technology Corp.	3,715	895
	Mosaic Co.	24,215	809
	Mueller Industries Inc.	8,316	798
	Albemarle Corp.	9,043	768
*	MP Materials Corp.	9,717	691
	Alcoa Corp.	19,986	643
*	Coeur Mining Inc.	48,174	633
	Eastman Chemical Co.	8,866	624
	Southern Copper Corp.	6,373	612
	Commercial Metals Co.	8,396	484
	UFP Industries Inc.	4,646	469
	Element Solutions Inc.	17,097	440
	Balchem Corp.	2,561	415
*	Cleveland-Cliffs Inc.	38,021	409
	Celanese Corp.	8,465	403
	Hecla Mining Co.	46,816	398
	NewMarket Corp.	457	378
	FMC Corp.	9,477	371
	Hexcel Corp.	5,861	370
	Timken Co.	4,783	369
*	Uranium Energy Corp.	32,919	352
	Sensient Technologies Corp.	3,098	351
	Cabot Corp.	4,118	336
*	SSR Mining Inc. (XTSE)	16,186	313
	Hawkins Inc.	1,537	257
	Avient Corp.	6,851	256
*	Perimeter Solutions Inc.	10,788	242
	Westlake Corp.	2,593	228
	Olin Corp.	9,236	219
	Scotts Miracle-Gro Co.	3,422	209
	Ashland Inc.	3,385	190
	Chemours Co.	11,858	183
	Materion Corp.	1,647	182
*,1	Energy Fuels Inc.	15,477	179
	Innospec Inc.	1,991	174
*	Ingevity Corp.	2,951	172
	Minerals Technologies Inc.	2,544	167
	Quaker Chemical Corp.	1,118	162
*	Constellium SE	10,685	155
	Huntsman Corp.	13,149	147
*	Novagold Resources Inc.	20,166	138
	Sylvamo Corp.	2,626	121
	Kaiser Aluminum Corp.	1,276	99
1

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Century Aluminum Co.	3,994	89
	Worthington Steel Inc.	2,633	88
	Stepan Co.	1,712	86
*	Ecovyst Inc.	8,610	78
*	Ivanhoe Electric Inc.	7,302	65
*	Perpetua Resources Corp.	3,304	62
*	MAC Copper Ltd.	4,703	57
	Ryerson Holding Corp.	2,409	55
*	Metallus Inc.	3,091	51
*	Compass Minerals International Inc.	2,568	49
	Mativ Holdings Inc.	3,867	49
	Orion SA	4,646	49
	Koppers Holdings Inc.	1,614	47
	Ferroglobe plc	10,823	45
	AdvanSix Inc.	1,965	42
*	NWPX Infrastructure Inc.	774	41
	Tronox Holdings plc	9,609	41
*	LSB Industries Inc.	4,846	40
*	ASP Isotopes Inc.	4,326	40
*	Magnera Corp.	2,757	34
*	US Antimony Corp.	7,163	33
	Olympic Steel Inc.	906	31
*	Encore Energy Corp.	13,001	31
*	Clearwater Paper Corp.	1,208	26
*	Rayonier Advanced Materials Inc.	4,611	26
*	Intrepid Potash Inc.	869	26
	Caledonia Mining Corp. plc	1,021	26
*	Dakota Gold Corp.	6,269	26
*	NioCorp Developments Ltd.	4,149	19
*,1	Critical Metals Corp.	2,874	18
*	Tredegar Corp.	2,137	17
*	Contango ORE Inc.	589	13
*	American Battery Technology Co.	5,464	13
*	Lifezone Metals Ltd.	2,597	12
*	American Vanguard Corp.	1,972	11
*	Piedmont Lithium Inc.	1,095	8
	FutureFuel Corp.	1,670	6
			76,335
Consumer Discretionary (14.8%)
*	Amazon.com Inc.	737,212	168,822
*	Tesla Inc.	216,178	72,175
*	Netflix Inc.	32,573	39,356
	Walmart Inc.	334,335	32,424
	Costco Wholesale Corp.	34,100	32,167
	Home Depot Inc.	76,484	31,111
	McDonald's Corp.	54,929	17,222
	Walt Disney Co.	139,170	16,475
*	Uber Technologies Inc.	154,729	14,506
	Booking Holdings Inc.	2,500	13,998
	TJX Cos. Inc.	85,885	11,733
	Lowe's Cos. Inc.	43,037	11,106
*	Spotify Technology SA	11,826	8,064
	Starbucks Corp.	87,389	7,707
	Royal Caribbean Cruises Ltd.	19,475	7,074
	NIKE Inc. Class B	88,905	6,879
*	O'Reilly Automotive Inc.	65,516	6,793
*	Roblox Corp. Class A	43,325	5,398
*	AutoZone Inc.	1,283	5,387
	Hilton Worldwide Holdings Inc.	17,915	4,946
	Marriott International Inc. Class A	17,488	4,684
	General Motors Co.	74,273	4,352
*	Chipotle Mexican Grill Inc.	103,099	4,345
*	Airbnb Inc. Class A	32,668	4,264
*	Flutter Entertainment plc	13,469	4,137
*	Carvana Co.	9,870	3,671
	Ross Stores Inc.	24,740	3,641
	DR Horton Inc.	21,074	3,572
	Ford Motor Co.	299,999	3,531
	Electronic Arts Inc.	20,037	3,445
2

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Target Corp.	34,908	3,350
*	Copart Inc.	67,904	3,314
*	Take-Two Interactive Software Inc.	13,779	3,214
	eBay Inc.	35,408	3,208
	Yum! Brands Inc.	21,412	3,147
	Delta Air Lines Inc.	50,065	3,093
	Garmin Ltd.	12,523	3,028
*	Coupang Inc.	95,464	2,728
*	Carnival Corp.	83,023	2,648
*	United Airlines Holdings Inc.	25,135	2,639
	Tractor Supply Co.	40,882	2,525
	Lennar Corp. Class A	18,246	2,429
	PulteGroup Inc.	15,359	2,028
*	Live Nation Entertainment Inc.	12,152	2,023
*	Warner Bros Discovery Inc.	171,716	1,999
	Expedia Group Inc.	9,275	1,992
*	Trade Desk Inc. Class A	34,294	1,875
	Darden Restaurants Inc.	8,984	1,859
	Dollar General Corp.	16,917	1,840
*	DraftKings Inc. Class A	36,932	1,772
*	NVR Inc.	216	1,753
*	Ulta Beauty Inc.	3,477	1,713
	Williams-Sonoma Inc.	9,104	1,713
*	Dollar Tree Inc.	15,654	1,709
	Estee Lauder Cos. Inc. Class A	17,954	1,647
*	Lululemon Athletica Inc.	8,080	1,634
	RB Global Inc. (XTSE)	14,211	1,628
	Tapestry Inc.	15,869	1,616
	Restaurant Brands International Inc.	24,893	1,576
*	Liberty Media Corp.-Liberty Formula One Class C	15,652	1,564
	Genuine Parts Co.	10,649	1,484
	Las Vegas Sands Corp.	24,595	1,417
*	Burlington Stores Inc.	4,841	1,407
*	Aptiv plc	17,640	1,403
*	Deckers Outdoor Corp.	11,652	1,394
	Somnigroup International Inc.	15,549	1,305
	Southwest Airlines Co.	39,479	1,299
	Rollins Inc.	21,600	1,221
	Omnicom Group Inc.	14,865	1,164
	Fox Corp. Class A	18,775	1,121
	Domino's Pizza Inc.	2,430	1,114
	Best Buy Co. Inc.	14,810	1,091
	Toll Brothers Inc.	7,523	1,046
	TKO Group Holdings Inc.	5,345	1,013
*	Viking Holdings Ltd.	15,620	994
*	BJ's Wholesale Club Holdings Inc.	10,022	979
	News Corp. Class A	32,403	953
	Ralph Lauren Corp.	2,992	888
	Dick's Sporting Goods Inc.	4,156	884
	Texas Roadhouse Inc.	5,111	882
	Pool Corp.	2,787	866
*	Duolingo Inc.	2,901	864
*	Norwegian Cruise Line Holdings Ltd.	34,093	847
	Service Corp. International	10,660	845
	Hasbro Inc.	10,340	839
*	Rivian Automotive Inc. Class A	60,053	815
	Wynn Resorts Ltd.	6,420	814
	Aramark	20,351	796
	Interpublic Group of Cos. Inc.	28,562	767
*	On Holding AG Class A	16,865	760
	New York Times Co. Class A	12,275	735
	BorgWarner Inc. (XNYS)	16,868	721
*	CarMax Inc.	11,727	719
*	GameStop Corp. Class A	31,507	706
	Wingstop Inc.	2,146	704
*	American Airlines Group Inc.	50,599	677
*	Planet Fitness Inc. Class A	6,452	676
*	Floor & Decor Holdings Inc. Class A	8,213	673
	Lithia Motors Inc.	1,984	668
*	Chewy Inc. Class A	16,219	664
3

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	SharkNinja Inc.	5,650	661
	LKQ Corp.	19,963	651
*	Dutch Bros Inc. Class A	8,913	640
*	Skechers USA Inc. Class A	10,018	632
*	MGM Resorts International	15,685	623
*	Five Below Inc.	4,117	597
*	Alaska Air Group Inc.	9,450	593
*	Ollie's Bargain Outlet Holdings Inc.	4,677	593
*	Light & Wonder Inc.	6,402	592
*	Wayfair Inc. Class A	7,127	532
*	Stride Inc.	3,250	530
*	e.l.f. Beauty Inc.	4,217	527
	Murphy USA Inc.	1,396	526
*	Brinker International Inc.	3,342	521
	Churchill Downs Inc.	5,024	521
*	Cava Group Inc.	7,708	521
	H&R Block Inc.	10,200	514
*	Bright Horizons Family Solutions Inc.	4,284	506
	Wyndham Hotels & Resorts Inc.	5,827	505
*	Taylor Morrison Home Corp.	7,472	503
	Gentex Corp.	17,607	493
*	Lyft Inc. Class A	30,159	489
	Bath & Body Works Inc.	16,288	476
*	SiteOne Landscape Supply Inc.	3,278	470
*	AutoNation Inc.	2,127	466
*	Amer Sports Inc.	11,588	456
*	Mattel Inc.	24,643	451
	Vail Resorts Inc.	2,755	451
	Nexstar Media Group Inc.	2,186	447
	U-Haul Holding Co.	8,540	446
*	Grand Canyon Education Inc.	2,184	440
	Hyatt Hotels Corp. Class A	3,043	439
	Lear Corp.	3,979	438
	Group 1 Automotive Inc.	931	433
*	Caesars Entertainment Inc.	15,888	425
*	Etsy Inc.	7,984	423
	Fox Corp. Class B	7,732	422
*	Boot Barn Holdings Inc.	2,351	418
	Thor Industries Inc.	3,804	417
	Meritage Homes Corp.	5,313	413
	VF Corp.	27,093	410
	Gap Inc.	17,809	392
	Whirlpool Corp.	4,153	387
*	Asbury Automotive Group Inc.	1,530	385
*	SkyWest Inc.	3,159	384
	Boyd Gaming Corp.	4,457	383
*	Valvoline Inc.	9,501	368
*	Crocs Inc.	4,192	366
*	Adtalem Global Education Inc.	2,718	356
	Sirius XM Holdings Inc.	14,794	350
*	Frontdoor Inc.	5,736	348
*	Abercrombie & Fitch Co. Class A	3,598	337
	KB Home	5,225	332
	Kontoor Brands Inc.	4,301	332
*	Urban Outfitters Inc.	4,796	322
*	Dorman Products Inc.	1,986	321
	PVH Corp.	3,781	319
*	Shake Shack Inc. Class A	3,002	318
*	Champion Homes Inc.	4,120	311
*	Cavco Industries Inc.	563	299
*	M/I Homes Inc.	2,019	297
	Travel & Leisure Co.	4,654	294
*	Life Time Group Holdings Inc.	10,461	292
*	Laureate Education Inc.	10,397	286
	Advance Auto Parts Inc.	4,627	282
	Signet Jewelers Ltd.	3,110	274
	Macy's Inc.	20,604	273
	Penske Automotive Group Inc.	1,474	272
	Academy Sports & Outdoors Inc.	5,059	271
	Visteon Corp.	2,149	266
4

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Graham Holdings Co. Class B	242	263
*	RH	1,138	257
	TEGNA Inc.	12,028	255
	Choice Hotels International Inc.	2,128	254
*	Liberty Media Corp.-Liberty Live Class A	2,682	254
*	Madison Square Garden Sports Corp.	1,256	248
*	QuantumScape Corp.	30,867	245
	Harley-Davidson Inc.	8,229	240
*	OPENLANE Inc.	8,177	236
	Red Rock Resorts Inc. Class A	3,803	235
*	Penn Entertainment Inc.	11,552	234
	Polaris Inc.	4,141	234
*	Tri Pointe Homes Inc.	6,411	227
*	Hilton Grand Vacations Inc.	4,658	221
*	YETI Holdings Inc.	6,299	221
*	Genius Sports Ltd.	17,194	220
	Rush Enterprises Inc. Class A	3,800	218
*	Liberty Media Corp.-Liberty Live Class C	2,237	218
	PriceSmart Inc.	2,004	215
*	Birkenstock Holding plc	4,046	211
	Dana Inc.	10,414	210
*	Liberty Media Corp.-Liberty Formula One Class A	2,334	210
*	Avis Budget Group Inc.	1,321	209
*	Peloton Interactive Inc. Class A	27,498	209
	Cinemark Holdings Inc.	8,047	208
	LCI Industries	1,975	208
	Cheesecake Factory Inc.	3,328	205
	Wolverine World Wide Inc.	6,340	203
	Newell Brands Inc.	33,218	197
*,1	Lucid Group Inc.	97,219	192
	Marriott Vacations Worldwide Corp.	2,384	186
*	Capri Holdings Ltd.	9,045	186
	News Corp. Class B	5,304	180
*	Green Brick Partners Inc.	2,494	174
	Acushnet Holdings Corp.	2,261	173
*	Goodyear Tire & Rubber Co.	19,910	169
	OneSpaWorld Holdings Ltd.	7,460	168
	Interparfums Inc.	1,457	167
	Worthington Enterprises Inc.	2,533	167
*	Six Flags Entertainment Corp.	7,348	167
*	Foot Locker Inc.	6,665	165
	Steven Madden Ltd.	5,679	165
*	Adient plc	6,569	163
	Phinia Inc.	2,738	160
*	ACV Auctions Inc. Class A	13,614	159
*	Hanesbrands Inc.	24,942	157
*	TripAdvisor Inc.	8,745	152
	HNI Corp.	3,344	150
	Century Communities Inc.	2,247	148
	Brightstar Lottery plc	8,786	146
	American Eagle Outfitters Inc.	11,168	145
*	Knowles Corp.	6,731	144
	Strategic Education Inc.	1,767	144
	Perdoceo Education Corp.	4,398	144
	Buckle Inc.	2,527	143
*	Central Garden & Pet Co.	3,904	142
*	Atlanta Braves Holdings Inc. Class A	2,963	141
*	Arlo Technologies Inc.	7,883	137
*	National Vision Holdings Inc.	5,921	136
*	Sonos Inc.	9,703	135
*	Rush Street Interactive Inc.	6,075	135
	Super Group SGHC Ltd.	11,582	135
*	JetBlue Airways Corp.	25,050	134
	Kohl's Corp.	8,698	131
	Garrett Motion Inc.	10,011	130
	John Wiley & Sons Inc. Class A	3,189	129
*	Coursera Inc.	11,158	128
*	Madison Square Garden Entertainment Corp.	3,146	128
	Dillard's Inc. Class A	237	126
	Interface Inc.	4,714	126
5

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	La-Z-Boy Inc.	3,387	125
	Papa John's International Inc.	2,541	124
	Steelcase Inc. Class A	7,419	124
	Wendy's Co.	11,405	121
	Columbia Sportswear Co.	2,135	119
	MillerKnoll Inc.	5,646	119
	PROG Holdings Inc.	3,256	115
*	Sally Beauty Holdings Inc.	8,258	114
	Monarch Casino & Resort Inc.	1,084	113
	Winmark Corp.	242	112
	Upbound Group Inc.	4,366	111
*	Victoria's Secret & Co.	4,769	110
	Cracker Barrel Old Country Store Inc.	1,785	107
	Leggett & Platt Inc.	10,970	105
*	Sphere Entertainment Co.	2,312	105
*	Coty Inc. Class A	24,263	104
*	LGI Homes Inc.	1,686	104
*	United Parks & Resorts Inc.	1,976	104
*	Fox Factory Holding Corp.	3,509	102
	Sonic Automotive Inc. Class A	1,227	101
*	IMAX Corp.	3,544	101
*	Lionsgate Studios Corp.	15,346	99
*	AMC Entertainment Holdings Inc. Class A	34,461	97
*	Gentherm Inc.	2,566	94
	Rush Enterprises Inc. Class B	1,599	93
*	Topgolf Callaway Brands Corp.	9,509	91
*	Universal Technical Institute Inc.	3,259	87
*	Driven Brands Holdings Inc.	4,663	86
	Carter's Inc.	2,850	81
	Winnebago Industries Inc.	2,259	81
	Camping World Holdings Inc. Class A	4,530	79
*	Allegiant Travel Co.	1,249	78
*	G-III Apparel Group Ltd.	2,836	77
*	Under Armour Inc. Class A	15,371	77
*	ThredUP Inc. Class A	6,814	74
*	Revolve Group Inc.	3,206	72
*	Under Armour Inc. Class C	14,634	72
*	Sweetgreen Inc. Class A	7,835	71
*	Cars.com Inc.	5,289	69
	Standard Motor Products Inc.	1,777	69
*	QuinStreet Inc.	4,343	68
*	XPEL Inc.	1,822	68
	Build-A-Bear Workshop Inc.	1,083	66
*	Pursuit Attractions & Hospitality Inc.	1,714	64
*	First Watch Restaurant Group Inc.	3,400	64
	Matthews International Corp. Class A	2,559	63
*	RealReal Inc.	8,179	62
*	Hovnanian Enterprises Inc. Class A	434	61
*	Dream Finders Homes Inc. Class A	2,095	58
*	American Axle & Manufacturing Holdings Inc.	9,768	57
	Ethan Allen Interiors Inc.	1,895	56
*	BJ's Restaurants Inc.	1,642	55
*	Beazer Homes USA Inc.	2,142	54
	Oxford Industries Inc.	1,213	53
*,1	Red Cat Holdings Inc.	5,886	53
*	ODP Corp.	2,525	51
*	Integral Ad Science Holding Corp.	5,635	51
*	Sabre Corp.	27,689	50
*	Liquidity Services Inc.	1,853	49
*	Malibu Boats Inc. Class A	1,483	49
*	Udemy Inc.	7,127	49
*	Hertz Global Holdings Inc.	8,596	49
	Bloomin' Brands Inc.	6,515	48
*	MarineMax Inc.	1,813	48
*	Dave & Buster's Entertainment Inc.	1,844	47
*	Mister Car Wash Inc.	8,293	47
[1]	Ermenegildo Zegna NV	5,521	47
*	Helen of Troy Ltd.	1,855	46
*	Global Business Travel Group I	5,514	46
*	Accel Entertainment Inc.	3,852	45
6

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Figs Inc. Class A	6,428	45
*	Lindblad Expeditions Holdings Inc.	3,034	44
*	GigaCloud Technology Inc. Class A	1,646	44
*	Daily Journal Corp.	93	43
*	Stitch Fix Inc. Class A	8,180	43
*	Gannett Co. Inc.	10,453	43
*	Kura Sushi USA Inc. Class A	510	43
	Caleres Inc.	2,802	42
	Golden Entertainment Inc.	1,677	42
	Scholastic Corp.	1,632	42
*	Arhaus Inc.	3,606	42
	Sinclair Inc.	2,877	42
	Monro Inc.	2,473	41
	Sturm Ruger & Co. Inc.	1,188	41
*	Sun Country Airlines Holdings Inc.	3,091	41
*	Thryv Holdings Inc.	3,125	40
*	Cooper-Standard Holdings Inc.	1,054	39
	Carriage Services Inc.	862	38
	Gray Media Inc.	5,995	37
*	Lincoln Educational Services Corp.	1,959	37
*	Stagwell Inc.	6,626	37
*	Atlanta Braves Holdings Inc. Class C	825	37
*	Clean Energy Fuels Corp.	13,878	36
*	American Public Education Inc.	1,092	33
	Arko Corp.	6,589	33
*	Nexxen International Ltd.	3,313	33
	Haverty Furniture Cos. Inc.	1,399	32
	A-Mark Precious Metals Inc.	1,364	32
*	Latham Group Inc.	3,954	32
*	Boston Omaha Corp. Class A	2,360	31
	Jack in the Box Inc.	1,537	30
*	Corsair Gaming Inc.	3,377	30
*	America's Car-Mart Inc.	640	29
	RCI Hospitality Holdings Inc.	778	29
	Dine Brands Global Inc.	1,160	28
	Marcus Corp.	1,834	28
*	Bed Bath & Beyond Inc.	3,146	28
*	Petco Health & Wellness Co. Inc.	7,028	28
*	Portillo's Inc. Class A	3,985	28
*	Eastman Kodak Co.	4,548	27
	Shoe Carnival Inc.	1,293	27
*	Potbelly Corp.	2,002	26
	Smith & Wesson Brands Inc.	3,140	26
*	MasterCraft Boat Holdings Inc.	1,121	25
	Krispy Kreme Inc.	7,180	25
*	Strattec Security Corp.	362	24
*	Genesco Inc.	731	23
*	Lovesac Co.	1,225	23
	Global Industrial Co.	618	23
*	Legacy Housing Corp.	798	22
	National CineMedia Inc.	5,010	22
*	Citi Trends Inc.	587	21
*	Sleep Number Corp.	1,997	21
*	Turtle Beach Corp.	1,352	21
*	Zumiez Inc.	1,223	21
*	Savers Value Village Inc.	1,713	21
*	Central Garden & Pet Co. Class A	608	20
*	Xponential Fitness Inc. Class A	2,362	20
*	Biglari Holdings Inc. Class B	60	19
	Rocky Brands Inc.	616	19
	Playtika Holding Corp.	5,103	19
*	Frontier Group Holdings Inc.	3,929	19
*	El Pollo Loco Holdings Inc.	1,665	18
	Weyco Group Inc.	601	18
*	Lands' End Inc.	1,202	17
	Movado Group Inc.	932	17
	Nathan's Famous Inc.	158	17
	Cricut Inc. Class A	2,993	17
*	Denny's Corp.	3,480	16
*	AMC Networks Inc. Class A	2,202	16
7

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Webtoon Entertainment Inc.	1,123	16
*	KinderCare Learning Cos. Inc.	2,241	16
	Flexsteel Industries Inc.	329	15
*	Inspired Entertainment Inc.	1,641	15
	JAKKS Pacific Inc.	853	15
*	Motorcar Parts of America Inc.	920	14
*	iHeartMedia Inc. Class A	6,426	14
*	OneWater Marine Inc. Class A	854	14
*	Holley Inc.	3,560	14
*	Reservoir Media Inc.	1,745	14
*	EW Scripps Co. Class A	4,477	13
*	Starz Entertainment Corp.	1,023	13
	Entravision Communications Corp. Class A	4,758	12
	Superior Group of Cos. Inc.	911	12
*	Tile Shop Holdings Inc.	1,892	12
*	Gambling.com Group Ltd.	1,396	12
*,1	Livewire Group Inc.	3,101	12
*	Faraday Future Intelligent Electric Inc.	5,432	12
	CuriosityStream Inc.	2,075	10
*	Outdoor Holding Co.	6,813	10
*	BARK Inc.	10,652	10
	Hamilton Beach Brands Holding Co. Class A	607	9
*	European Wax Center Inc. Class A	2,107	9
*	Newsmax Inc.	665	9
	Escalade Inc.	674	8
*	Vuzix Corp.	3,597	8
*	Funko Inc. Class A	2,050	7
*	Teads Holding Co.	3,144	6
	Virco Mfg. Corp.	725	6
	J Jill Inc.	326	5
*	Nerdy Inc.	3,366	5
*	Luminar Technologies Inc.	1,429	2
*	MNTN Inc. Class A	99	2
*	McGraw Hill Inc.	172	2
			709,201
Consumer Staples (3.8%)
	Procter & Gamble Co.	180,519	28,349
	Coca-Cola Co.	298,756	20,611
	Philip Morris International Inc.	119,789	20,020
	PepsiCo Inc.	105,272	15,649
	Altria Group Inc.	129,642	8,713
	CVS Health Corp.	96,222	7,039
	McKesson Corp.	9,637	6,617
	Mondelez International Inc. Class A	99,660	6,123
	Colgate-Palmolive Co.	61,800	5,196
	Cencora Inc.	14,041	4,095
	Corteva Inc.	52,565	3,900
*	Monster Beverage Corp.	53,645	3,348
	Kimberly-Clark Corp.	25,524	3,296
	Kroger Co.	46,622	3,163
	Kenvue Inc.	145,910	3,022
	Sysco Corp.	37,258	2,998
	Keurig Dr Pepper Inc.	99,354	2,890
	Archer-Daniels-Midland Co.	36,765	2,303
	General Mills Inc.	42,325	2,088
	Hershey Co.	11,175	2,053
	Kraft Heinz Co.	65,651	1,836
	Church & Dwight Co. Inc.	19,056	1,775
	Kellanova	21,119	1,679
	Constellation Brands Inc. Class A	10,037	1,625
	Casey's General Stores Inc.	2,843	1,406
	McCormick & Co. Inc.	19,501	1,372
*	US Foods Holding Corp.	17,552	1,362
	Tyson Foods Inc. Class A	21,353	1,212
*	Performance Food Group Co.	11,695	1,186
	Clorox Co.	9,444	1,116
*	Sprouts Farmers Market Inc.	7,566	1,063
	J M Smucker Co.	8,005	885
	Bunge Global SA	10,186	858
8

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Celsius Holdings Inc.	12,656	796
	Conagra Brands Inc.	36,372	696
	Molson Coors Beverage Co. Class B	12,881	650
	Ingredion Inc.	4,886	633
	Albertsons Cos. Inc. Class A	31,781	618
	Lamb Weston Holdings Inc.	10,532	606
	Hormel Foods Corp.	22,535	573
	Primo Brands Corp.	19,855	499
	The Campbell's Co.	14,868	475
	Coca-Cola Consolidated Inc.	4,021	471
*	Post Holdings Inc.	3,893	440
	Cal-Maine Foods Inc.	3,513	406
*	Darling Ingredients Inc.	11,843	402
*	BellRing Brands Inc.	9,765	401
	Brown-Forman Corp. Class B	13,100	392
	Marzetti Co.	1,541	281
	WD-40 Co.	1,076	232
*	Simply Good Foods Co.	7,250	208
	Flowers Foods Inc.	13,597	205
*	Freshpet Inc.	3,554	198
*	Chefs' Warehouse Inc.	2,863	181
	Pilgrim's Pride Corp.	3,324	148
	Turning Point Brands Inc.	1,467	146
*	Grocery Outlet Holding Corp.	7,651	139
*	United Natural Foods Inc.	4,884	138
	J & J Snack Foods Corp.	1,227	137
*	Vital Farms Inc.	2,662	136
*	Boston Beer Co. Inc. Class A	547	121
	Energizer Holdings Inc.	4,232	117
	Universal Corp.	1,993	112
	Andersons Inc.	2,714	111
	WK Kellogg Co.	4,821	111
*	Vita Coco Co. Inc.	3,014	108
	Fresh Del Monte Produce Inc.	2,821	102
	Reynolds Consumer Products Inc.	4,340	101
	Weis Markets Inc.	1,353	97
	Spectrum Brands Holdings Inc.	1,608	92
	Seaboard Corp.	23	91
*	National Beverage Corp.	1,993	84
*	Herbalife Ltd.	8,331	81
	SpartanNash Co.	2,946	79
	Ingles Markets Inc. Class A	1,149	78
	Edgewell Personal Care Co.	3,017	72
	Utz Brands Inc.	5,334	72
	Tootsie Roll Industries Inc.	1,743	70
*	TreeHouse Foods Inc.	3,650	67
	Nu Skin Enterprises Inc. Class A	4,719	57
	Dole plc	3,879	57
	Brown-Forman Corp. Class A	1,799	55
	Oil-Dri Corp. of America	878	52
	Smithfield Foods Inc.	1,964	50
	John B Sanfilippo & Son Inc.	743	48
*	Mission Produce Inc.	3,502	44
*	SunOpta Inc.	6,889	43
	MGP Ingredients Inc.	1,261	37
*	Seneca Foods Corp. Class A	320	36
	Natural Grocers by Vitamin Cottage Inc.	845	32
	Calavo Growers Inc.	1,120	31
	ACCO Brands Corp.	7,702	31
*	Honest Co. Inc.	7,340	29
	B&G Foods Inc.	6,200	28
	Village Super Market Inc. Class A	770	28
*	USANA Health Sciences Inc.	790	25
	Limoneira Co.	1,508	24
*	Olaplex Holdings Inc.	13,583	19
*	Guardian Pharmacy Services Inc. Class A	733	19
*	Mama's Creations Inc.	2,288	18
*,1	Westrock Coffee Co.	2,680	15
*	Hain Celestial Group Inc.	7,820	14
*	Lifeway Foods Inc.	451	14
9

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Nature's Sunshine Products Inc.	687	12
*	Beauty Health Co.	5,520	11
*,1	Beyond Meat Inc.	3,829	10
	Lifevantage Corp.	729	10
*	Medifast Inc.	693	10
*	HF Foods Group Inc.	2,849	9
*	Brookfield Realty Capital Corp. Class A	4,004	6
*	Waldencast plc Class A	2,485	4
			181,699
Energy (3.2%)
	Exxon Mobil Corp.	332,985	38,057
	Chevron Corp.	147,569	23,700
	ConocoPhillips	97,291	9,629
	Williams Cos. Inc.	93,614	5,418
	EOG Resources Inc.	42,421	5,295
	Marathon Petroleum Corp.	23,944	4,303
	Schlumberger NV	115,408	4,252
	Phillips 66	31,315	4,183
	Cheniere Energy Inc.	16,961	4,101
	Kinder Morgan Inc.	149,392	4,031
	ONEOK Inc.	47,983	3,665
	Valero Energy Corp.	23,989	3,647
	Baker Hughes Co.	76,337	3,466
	Targa Resources Corp.	16,518	2,771
	Occidental Petroleum Corp.	51,740	2,463
	EQT Corp.	45,839	2,376
	Diamondback Energy Inc.	14,646	2,179
	Devon Energy Corp.	47,834	1,727
	Expand Energy Corp.	16,947	1,640
*	First Solar Inc.	7,792	1,521
	Halliburton Co.	66,129	1,503
	Coterra Energy Inc.	58,063	1,419
	Texas Pacific Land Corp.	1,484	1,385
	TechnipFMC plc	31,873	1,172
	Ovintiv Inc. (XNYS)	19,952	840
	DTE Midstream LLC	7,799	812
*	NEXTracker Inc. Class A	10,859	730
*	Antero Resources Corp.	22,244	710
	Permian Resources Corp.	48,374	691
	APA Corp.	27,428	637
	HF Sinclair Corp.	12,425	632
	Range Resources Corp.	18,316	628
	Viper Energy Inc. Class A	13,159	524
	Chord Energy Corp.	4,460	490
	Antero Midstream Corp.	25,546	454
	Matador Resources Co.	8,768	442
	NOV Inc.	28,751	382
*	Enphase Energy Inc.	9,476	357
	Weatherford International plc	5,549	353
	Magnolia Oil & Gas Corp. Class A	13,796	343
	Golar LNG Ltd.	7,507	329
*	CNX Resources Corp.	10,747	314
	Archrock Inc.	12,412	307
	Core Natural Resources Inc.	4,038	300
	Noble Corp. plc	9,206	265
	Murphy Oil Corp.	10,564	263
	Civitas Resources Inc.	7,097	261
	Warrior Met Coal Inc.	4,111	251
	SM Energy Co.	8,728	249
*	Valaris Ltd.	4,909	244
	California Resources Corp.	4,811	239
*	Tidewater Inc.	3,880	234
*	Centrus Energy Corp. Class A	1,146	231
	Cactus Inc. Class A	5,406	227
*	Gulfport Energy Corp.	1,179	205
	PBF Energy Inc. Class A	6,596	180
	Northern Oil & Gas Inc.	6,792	178
*	Transocean Ltd. (XNYS)	58,380	177
	Peabody Energy Corp.	9,563	166
10

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Helmerich & Payne Inc.	7,801	163
*	Oceaneering International Inc.	6,606	161
	Kodiak Gas Services Inc.	4,294	154
	Patterson-UTI Energy Inc.	25,749	150
*	Par Pacific Holdings Inc.	4,251	147
	Delek US Holdings Inc.	5,152	143
*	Seadrill Ltd.	4,431	141
*	American Superconductor Corp.	2,804	140
*	Sable Offshore Corp.	5,160	139
*	DNOW Inc.	8,413	135
	Kinetik Holdings Inc.	3,153	132
*	Alpha Metallurgical Resources Inc.	877	131
	Liberty Energy Inc.	11,407	128
	Crescent Energy Co. Class A	12,953	124
	World Kinect Corp.	4,276	115
*	NextDecade Corp.	9,901	106
*	Array Technologies Inc.	11,748	106
*	MRC Global Inc.	6,836	103
*,1	Plug Power Inc.	64,061	101
	Solaris Energy Infrastructure Inc.	3,010	95
*	Comstock Resources Inc.	5,714	92
*	Calumet Inc.	5,496	90
*	Expro Group Holdings NV	7,146	89
*	REX American Resources Corp.	1,323	83
*	Shoals Technologies Group Inc. Class A	12,681	83
*	Bristow Group Inc.	2,139	82
*	Talos Energy Inc.	8,138	80
*	Helix Energy Solutions Group Inc.	11,610	76
*	Kosmos Energy Ltd.	37,991	68
	Diversified Energy Co. plc	4,073	67
*	NPK International Inc.	6,159	64
	Atlas Energy Solutions Inc.	5,449	64
*	Ameresco Inc. Class A	2,460	63
*	Green Plains Inc.	5,603	62
	Select Water Solutions Inc.	7,318	62
*	Borr Drilling Ltd.	20,345	59
*	CVR Energy Inc.	1,907	58
*	Ramaco Resources Inc. Class A	2,256	58
	Vitesse Energy Inc.	2,018	54
*	Innovex International Inc.	3,116	54
	SunCoke Energy Inc.	6,780	52
*	TETRA Technologies Inc.	11,039	52
*	National Energy Services Reunited Corp.	5,431	51
	Core Laboratories Inc.	4,049	47
*	Vital Energy Inc.	2,392	43
*	Forum Energy Technologies Inc.	1,574	42
*	Solid Power Inc.	9,314	40
*	Hallador Energy Co.	2,358	38
*	Fluence Energy Inc.	5,145	38
	VAALCO Energy Inc.	9,370	36
*	ProPetro Holding Corp.	6,740	34
*	EVgo Inc.	8,829	34
	New Fortress Energy Inc.	12,249	30
*	Nabors Industries Ltd. (XNYS)	795	30
*	Gevo Inc.	16,625	29
	RPC Inc.	6,050	29
*	Matrix Service Co.	1,843	28
*	Summit Midstream Corp.	1,197	28
	SandRidge Energy Inc.	2,266	27
*	BKV Corp.	1,154	27
	Riley Exploration Permian Inc.	891	26
	Ranger Energy Services Inc. Class A	1,687	24
*	Oil States International Inc.	4,101	23
	Flowco Holdings Inc. Class A	1,407	23
	Granite Ridge Resources Inc.	3,992	22
	Berry Corp.	6,164	21
	Natural Gas Services Group Inc.	739	19
*	Kolibri Global Energy Inc.	2,953	17
*	Flotek Industries Inc.	1,288	16
*	Infinity Natural Resources Inc. Class A	1,073	16
11

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	NACCO Industries Inc. Class A	372	15
*	T1 Energy Inc.	8,038	13
*	PrimeEnergy Resources Corp.	70	11
	W&T Offshore Inc.	5,569	10
	HighPeak Energy Inc.	1,303	10
*	Montauk Renewables Inc.	4,337	9
*	ProFrac Holding Corp. Class A	1,689	7
*	Empire Petroleum Corp.	1,114	6
			152,593
Financials (11.7%)
*	Berkshire Hathaway Inc. Class B	141,730	71,287
	JPMorgan Chase & Co.	213,423	64,330
	Bank of America Corp.	526,848	26,732
	Wells Fargo & Co.	250,410	20,579
	Goldman Sachs Group Inc.	23,381	17,425
	Citigroup Inc.	142,311	13,743
	Morgan Stanley	88,476	13,314
	Blackrock Inc.	11,724	13,215
	S&P Global Inc.	23,589	12,937
	Charles Schwab Corp.	131,152	12,570
	Progressive Corp.	45,011	11,120
	Blackstone Inc.	56,279	9,646
	Chubb Ltd.	28,588	7,864
	Marsh & McLennan Cos. Inc.	37,906	7,801
	Intercontinental Exchange Inc.	43,838	7,742
	CME Group Inc.	27,656	7,371
	KKR & Co. Inc.	52,142	7,273
	PNC Financial Services Group Inc.	30,288	6,283
	Moody's Corp.	11,942	6,088
	Aon plc Class A (XNYS)	16,143	5,924
*	Robinhood Markets Inc. Class A	56,882	5,917
	Arthur J Gallagher & Co.	19,502	5,904
	US Bancorp	119,748	5,847
	Bank of New York Mellon Corp.	54,974	5,805
*	Coinbase Global Inc. Class A	15,853	4,828
	Travelers Cos. Inc.	17,365	4,715
	Truist Financial Corp.	100,504	4,706
	Apollo Global Management Inc.	31,690	4,317
	Allstate Corp.	20,272	4,124
	Aflac Inc.	37,433	4,000
	Ameriprise Financial Inc.	7,341	3,779
	American International Group Inc.	44,799	3,643
*	NU Holdings Ltd. Class A	245,459	3,633
	MetLife Inc.	43,135	3,509
	MSCI Inc.	5,775	3,279
	Nasdaq Inc.	31,705	3,004
	Prudential Financial Inc.	27,192	2,982
	Hartford Insurance Group Inc.	21,713	2,873
	Ares Management Corp. Class A	14,475	2,594
	Arch Capital Group Ltd.	28,021	2,565
	State Street Corp.	22,181	2,550
	M&T Bank Corp.	12,509	2,523
	Willis Towers Watson plc	7,624	2,491
	Raymond James Financial Inc.	14,064	2,383
	Fifth Third Bancorp	51,102	2,339
	Broadridge Financial Solutions Inc.	9,008	2,303
	LPL Financial Holdings Inc.	6,129	2,234
*	SoFi Technologies Inc.	87,408	2,232
	Brown & Brown Inc.	21,152	2,051
	Interactive Brokers Group Inc. Class A	32,577	2,028
	Huntington Bancshares Inc.	110,164	1,962
	Northern Trust Corp.	14,844	1,949
	Cboe Global Markets Inc.	8,082	1,907
	Regions Financial Corp.	68,643	1,880
*	Markel Group Inc.	959	1,879
	Cincinnati Financial Corp.	11,920	1,831
	T Rowe Price Group Inc.	16,841	1,812
	Brookfield Asset Management Ltd. Class A	29,559	1,778
	Citizens Financial Group Inc.	33,241	1,738
12

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	W R Berkley Corp.	23,594	1,691
	First Citizens BancShares Inc. Class A	761	1,510
	KeyCorp	72,074	1,395
	Principal Financial Group Inc.	17,114	1,378
	Carlyle Group Inc.	20,296	1,310
	Loews Corp.	13,063	1,265
	Equitable Holdings Inc.	23,500	1,252
	Fidelity National Financial Inc.	19,905	1,192
	Tradeweb Markets Inc. Class A	9,004	1,111
	East West Bancorp Inc.	10,537	1,108
	Everest Group Ltd.	3,207	1,096
	FactSet Research Systems Inc.	2,923	1,091
	Reinsurance Group of America Inc.	5,034	981
	Annaly Capital Management Inc.	45,761	970
	Unum Group	13,271	927
	Evercore Inc. Class A	2,827	909
*	Mr. Cooper Group Inc.	4,777	901
	RenaissanceRe Holdings Ltd.	3,676	893
	Globe Life Inc.	6,374	892
	Stifel Financial Corp.	7,715	889
	Ally Financial Inc.	21,299	874
	First Horizon Corp.	38,681	874
	Blue Owl Capital Inc.	46,974	870
	Assurant Inc.	3,910	843
	Houlihan Lokey Inc.	4,176	832
	Webster Financial Corp.	12,746	793
	SouthState Corp.	7,694	785
	Kinsale Capital Group Inc.	1,707	781
	Jefferies Financial Group Inc.	11,859	769
	Western Alliance Bancorp	8,353	748
	Comerica Inc.	10,113	714
	Corebridge Financial Inc.	20,369	708
	AGNC Investment Corp.	72,406	707
	Old Republic International Corp.	17,502	700
	American Financial Group Inc.	5,121	696
	SEI Investments Co.	7,888	696
	Primerica Inc.	2,557	689
	Wintrust Financial Corp.	4,973	683
	UMB Financial Corp.	5,581	680
	Popular Inc.	5,171	650
	Zions Bancorp NA	11,134	646
	Invesco Ltd.	27,784	608
	Franklin Resources Inc.	23,540	604
	TPG Inc.	9,999	603
	Cullen / Frost Bankers Inc.	4,566	589
	Commerce Bancshares Inc.	9,324	578
	Axis Capital Holdings Ltd.	5,797	571
	XP Inc. Class A	31,266	567
	Old National Bancorp	24,660	564
	Lincoln National Corp.	13,047	560
	Pinnacle Financial Partners Inc.	5,764	560
	Voya Financial Inc.	7,393	555
	OneMain Holdings Inc.	8,955	554
	Synovus Financial Corp.	10,554	545
	Jackson Financial Inc. Class A	5,463	540
	Starwood Property Trust Inc.	26,351	534
	MarketAxess Holdings Inc.	2,818	518
	Rithm Capital Corp.	41,237	511
	Cadence Bank	13,380	504
	SLM Corp.	16,074	503
*	Liberty Broadband Corp. Class C	8,167	497
	First American Financial Corp.	7,453	492
	MGIC Investment Corp.	17,605	490
	Affiliated Managers Group Inc.	2,165	487
	Lazard Inc.	8,361	478
	Prosperity Bancshares Inc.	6,889	476
	Essent Group Ltd.	7,558	474
	Hamilton Lane Inc. Class A	3,064	473
	Morningstar Inc.	1,798	472
*	Upstart Holdings Inc.	6,439	472
13

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Hanover Insurance Group Inc.	2,713	471
	Ryan Specialty Holdings Inc.	8,149	461
	FirstCash Holdings Inc.	3,056	450
	Home BancShares Inc.	14,803	441
	FNB Corp.	26,383	440
	Piper Sandler Cos.	1,306	436
	Bank OZK	8,230	432
	RLI Corp.	6,371	432
	Columbia Banking System Inc.	15,943	427
*	MARA Holdings Inc.	26,374	421
	Janus Henderson Group plc	9,354	415
	Hancock Whitney Corp.	6,568	413
	Glacier Bancorp Inc.	8,343	410
	Moelis & Co. Class A	5,662	408
	Atlantic Union Bankshares Corp.	11,168	399
	United Bankshares Inc.	10,387	398
	Valley National Bancorp	37,785	395
*	Clearwater Analytics Holdings Inc. Class A	18,839	389
	Ameris Bancorp	5,226	383
	Radian Group Inc.	10,879	379
	First Financial Bankshares Inc.	10,137	377
	Selective Insurance Group Inc.	4,565	357
*	Axos Financial Inc.	3,885	354
*	Riot Platforms Inc.	25,432	350
	Associated Banc-Corp.	12,695	342
	White Mountains Insurance Group Ltd.	185	339
*	StoneX Group Inc.	3,306	338
	ServisFirst Bancshares Inc.	3,811	336
[1]	Rocket Cos. Inc. Class A	18,134	322
	PJT Partners Inc. Class A	1,732	310
	StepStone Group Inc. Class A	4,994	310
	International Bancshares Corp.	4,291	307
	Assured Guaranty Ltd.	3,688	303
*	Texas Capital Bancshares Inc.	3,490	302
	Flagstar Financial Inc.	23,544	302
	CNO Financial Group Inc.	7,464	295
	United Community Banks Inc.	8,709	291
	Renasant Corp.	7,345	287
	First BanCorp (XNYS)	12,835	285
	Fulton Financial Corp.	14,324	282
*	Credit Acceptance Corp.	537	276
	BGC Group Inc. Class A	28,010	275
*	Bancorp Inc.	3,594	274
	Independent Bank Corp. (XNGS)	3,811	273
	Cathay General Bancorp	5,341	267
	Virtu Financial Inc. Class A	6,333	265
	Eastern Bankshares Inc.	15,409	264
*	Genworth Financial Inc.	30,633	263
	Kemper Corp.	4,862	261
*	Palomar Holdings Inc.	2,005	247
	WSFS Financial Corp.	4,179	244
*	Freedom Holding Corp.	1,423	243
*	NMI Holdings Inc.	6,144	242
	Blackstone Mortgage Trust Inc. Class A	12,025	235
	First Hawaiian Inc.	9,029	234
	PennyMac Financial Services Inc.	2,125	234
*	Oscar Health Inc. Class A	14,024	234
	Victory Capital Holdings Inc. Class A	3,264	233
	BankUnited Inc.	5,928	232
	Community Financial System Inc.	3,819	229
	Artisan Partners Asset Management Inc. Class A	4,825	226
	WesBanco Inc.	6,857	225
*	Lemonade Inc.	4,262	225
	Bread Financial Holdings Inc.	3,379	224
	Bank of Hawaii Corp.	3,119	212
*	Brighthouse Financial Inc.	4,486	212
	CVB Financial Corp.	10,516	212
	Simmons First National Corp. Class A	10,225	212
	BancFirst Corp.	1,590	211
	Seacoast Banking Corp. of Florida	6,742	210
14

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Enova International Inc.	1,724	209
	Walker & Dunlop Inc.	2,439	207
	First Interstate BancSystem Inc. Class A	6,296	206
	BOK Financial Corp.	1,819	203
	Provident Financial Services Inc.	10,054	199
	WaFd Inc.	6,327	199
	First Financial Bancorp	7,470	198
	Park National Corp.	1,154	198
	First Merchants Corp.	4,641	193
	Trustmark Corp.	4,773	192
	Pacific Premier Bancorp Inc.	7,772	190
	Banc of California Inc.	11,133	188
	Burford Capital Ltd.	13,439	188
	FB Financial Corp.	3,461	186
	Enterprise Financial Services Corp.	2,984	183
	Towne Bank	4,879	179
	Banner Corp.	2,647	177
	Stock Yards Bancorp Inc.	2,182	176
	First Bancorp / Southern Pines NC	3,198	175
	Arbor Realty Trust Inc.	14,603	174
	First Busey Corp.	7,039	174
*	Customers Bancorp Inc.	2,364	169
	Mercury General Corp.	2,174	168
*	Baldwin Insurance Group Inc.	5,229	166
	NBT Bancorp Inc.	3,682	163
	OFG Bancorp	3,651	163
	Cohen & Steers Inc.	2,189	162
	Stewart Information Services Corp.	2,201	160
	Northwest Bancshares Inc.	12,562	159
	Horace Mann Educators Corp.	3,393	156
	Pathward Financial Inc.	1,947	155
*	LendingClub Corp.	8,937	154
	Bank of NT Butterfield & Son Ltd.	3,423	154
	Federal Agricultural Mortgage Corp. Class C	724	152
	Goosehead Insurance Inc. Class A	1,792	152
	City Holding Co.	1,159	149
	Nicolet Bankshares Inc.	1,081	149
	Nelnet Inc. Class A	1,131	145
	Veritex Holdings Inc.	4,207	145
*	Dave Inc.	677	144
*	SiriusPoint Ltd.	7,623	143
*	Skyward Specialty Insurance Group Inc.	2,964	143
	First Commonwealth Financial Corp.	8,004	142
	Hilltop Holdings Inc.	3,997	140
	Lakeland Financial Corp.	1,988	136
	S&T Bancorp Inc.	3,080	122
*	Trupanion Inc.	2,616	121
	Stellar Bancorp Inc.	3,909	121
	WisdomTree Inc.	8,791	120
	Apollo Commercial Real Estate Finance Inc.	10,966	116
	National Bank Holdings Corp. Class A	2,970	116
	TriCo Bancshares	2,540	115
	Ladder Capital Corp.	9,608	112
	Virtus Investment Partners Inc.	553	111
	Acadian Asset Management Inc.	2,164	110
	Live Oak Bancshares Inc.	2,806	109
*	Triumph Financial Inc.	1,774	109
	Dynex Capital Inc.	8,529	108
	QCR Holdings Inc.	1,375	108
*	Coastal Financial Corp.	947	108
*	Porch Group Inc.	6,254	106
*	Liberty Broadband Corp. Class A	1,734	105
	ARMOUR Residential REIT Inc.	6,863	105
	Hope Bancorp Inc.	9,386	104
	Westamerica BanCorp	2,063	103
	Banco Latinoamericano de Comercio Exterior SA	2,234	103
	HCI Group Inc.	612	102
	German American Bancorp Inc.	2,385	100
*	ProAssurance Corp.	4,164	99
	1st Source Corp.	1,517	98
15

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Bank First Corp.	743	97
	Preferred Bank	1,024	97
	Origin Bancorp Inc.	2,466	96
	Ellington Financial Inc.	6,989	95
	Peoples Bancorp Inc.	3,045	94
	Chimera Investment Corp.	6,612	94
	CNA Financial Corp.	1,852	92
	Perella Weinberg Partners	4,178	92
	Berkshire Hills Bancorp Inc.	3,476	91
	ConnectOne Bancorp Inc.	3,562	91
	Employers Holdings Inc.	2,097	91
	OceanFirst Financial Corp.	4,866	89
	Cannae Holdings Inc.	4,694	88
	Safety Insurance Group Inc.	1,176	87
	Marex Group plc	2,462	87
	MFA Financial Inc.	8,342	85
	Two Harbors Investment Corp.	8,537	85
	Dime Community Bancshares Inc.	2,725	84
*	Encore Capital Group Inc.	1,985	83
	Enact Holdings Inc.	2,186	82
	Brookline Bancorp Inc.	7,355	81
	PennyMac Mortgage Investment Trust	6,576	81
	Capital City Bank Group Inc.	1,817	80
	UWM Holdings Corp.	14,100	80
	AMERISAFE Inc.	1,623	75
	Merchants Bancorp	2,327	75
	Redwood Trust Inc.	12,326	75
	Southside Bancshares Inc.	2,402	75
	First Mid Bancshares Inc.	1,833	74
	Tompkins Financial Corp.	1,037	73
	Univest Financial Corp.	2,271	72
	Burke & Herbert Financial Services Corp.	1,127	72
	Community Trust Bancorp Inc.	1,218	71
*	Root Inc. Class A	750	69
	Fidelis Insurance Holdings Ltd.	3,970	69
*	Hamilton Insurance Group Ltd. Class B	2,910	69
	Capitol Federal Financial Inc.	10,508	68
	Byline Bancorp Inc.	2,334	67
	Mercantile Bank Corp.	1,357	67
	Central Pacific Financial Corp.	2,109	66
	Metropolitan Bank Holding Corp.	825	66
	Amerant Bancorp Inc.	3,024	65
	Horizon Bancorp Inc.	3,784	64
	Northeast Bank	575	64
	Patria Investments Ltd. Class A	4,734	64
	CNB Financial Corp.	2,411	63
	Old Second Bancorp Inc.	3,402	63
	Brightspire Capital Inc.	10,893	63
	Hanmi Financial Corp.	2,460	62
	New York Mortgage Trust Inc.	8,549	62
	NB Bancorp Inc.	3,308	62
	Heritage Financial Corp.	2,471	60
	TFS Financial Corp.	4,251	60
	Navient Corp.	4,266	58
	Esquire Financial Holdings Inc.	594	58
	First Community Bankshares Inc.	1,462	56
	Orrstown Financial Services Inc.	1,602	56
	TrustCo Bank Corp. NY	1,416	56
*	PRA Group Inc.	3,246	55
	Republic Bancorp Inc. Class A	708	54
	Independent Bank Corp.	1,623	53
	F&G Annuities & Life Inc.	1,546	53
	Business First Bancshares Inc.	2,078	52
	Ready Capital Corp.	12,196	52
	Brookfield Business Corp. Class A	1,587	52
	Franklin BSP Realty Trust Inc. REIT	4,451	51
	HomeTrust Bancshares Inc.	1,198	50
	Alerus Financial Corp.	2,253	50
	BayCom Corp.	1,611	49
	Heritage Commerce Corp.	4,791	49
16

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	KKR Real Estate Finance Trust Inc.	5,079	49
	MidWestOne Financial Group Inc.	1,612	49
	GCM Grosvenor Inc. Class A	3,771	49
*	Hippo Holdings Inc.	1,455	49
*	LendingTree Inc.	711	48
	Shore Bancshares Inc.	2,768	48
	Orchid Island Capital Inc.	6,748	48
	Tiptree Inc.	2,015	47
*	World Acceptance Corp.	274	47
	Southern Missouri Bancorp Inc.	801	46
	TPG RE Finance Trust Inc.	4,886	46
	United Fire Group Inc.	1,498	46
	First Bancorp Inc. (XNGS)	1,667	45
	Farmers National Banc Corp.	2,870	44
	Universal Insurance Holdings Inc.	1,810	44
	Metrocity Bankshares Inc.	1,476	44
	Community West Bancshares	2,070	44
*	Firstsun Capital Bancorp	1,170	44
	Eagle Bancorp Inc.	2,201	43
	First Financial Corp.	725	43
	Northrim BanCorp Inc.	461	43
	SmartFinancial Inc.	1,145	42
	P10 Inc. Class A	3,443	42
	Equity Bancshares Inc. Class A	980	40
	Five Star Bancorp	1,210	40
	South Plains Financial Inc.	957	39
	Compass Diversified Holdings	5,220	39
	Invesco Mortgage Capital Inc. REIT	4,948	39
	Camden National Corp.	920	38
	Peoples Financial Services Corp.	733	38
	Washington Trust Bancorp Inc.	1,250	38
*	Greenlight Capital Re Ltd. Class A	2,954	38
	Bank of Marin Bancorp	1,493	37
*	Heritage Insurance Holdings Inc.	1,604	37
	Peapack-Gladstone Financial Corp.	1,269	37
	Mid Penn Bancorp Inc.	1,220	37
	Amalgamated Financial Corp.	1,283	37
*	Blue Ridge Bankshares Inc.	9,119	37
	Arrow Financial Corp.	1,202	36
	First Bank	2,152	36
	HarborOne Bancorp Inc.	2,781	36
	John Marshall Bancorp Inc.	1,822	36
	First Business Financial Services Inc.	671	35
	Unity Bancorp Inc.	671	35
*	Ambac Financial Group Inc.	3,709	34
	Bar Harbor Bankshares	1,058	34
*	Columbia Financial Inc.	2,268	34
	Diamond Hill Investment Group Inc.	234	34
*	Third Coast Bancshares Inc.	858	34
*	First Foundation Inc.	5,503	33
	Guaranty Bancshares Inc.	672	33
	Northfield Bancorp Inc.	2,767	33
	Regional Management Corp.	744	33
	Sierra Bancorp	1,088	33
*	GBank Financial Holdings Inc.	840	33
	Flushing Financial Corp.	2,353	32
	Home Bancorp Inc.	569	32
	Norwood Financial Corp.	1,170	32
	ACNB Corp.	711	32
*	FB Bancorp Inc.	2,703	32
	HBT Financial Inc.	1,152	31
	Oak Valley Bancorp	1,097	31
	Chicago Atlantic Real Estate Finance Inc.	2,200	31
*	Kingsway Financial Services Inc.	2,187	31
	Bankwell Financial Group Inc.	698	30
	Financial Institutions Inc.	1,084	30
	Midland States Bancorp Inc.	1,640	30
	RBB Bancorp	1,478	30
*	Carter Bankshares Inc.	1,543	30
*	California BanCorp	1,775	30
17

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Bowhead Specialty Holdings Inc.	957	30
	Great Southern Bancorp Inc.	459	29
	Investors Title Co.	115	29
	West BanCorp. Inc.	1,466	29
	Claros Mortgage Trust Inc.	7,796	29
*	Ponce Financial Group Inc.	1,954	29
	FS Bancorp Inc.	664	28
*	Southern First Bancshares Inc.	624	28
	NewtekOne Inc.	2,285	28
	First United Corp.	729	27
	Kearny Financial Corp.	3,943	27
*	Selectquote Inc.	12,081	27
*	Bridgewater Bancshares Inc.	1,592	26
	C&F Financial Corp.	359	26
*	MBIA Inc.	3,232	26
	Northeast Community Bancorp Inc.	1,134	26
	Orange County Bancorp Inc.	984	26
	Citizens Financial Services Inc.	434	26
	Farmers & Merchants Bancorp Inc.	957	25
	MVB Financial Corp.	1,009	25
	PCB Bancorp	1,144	25
	American Coastal Insurance Corp.	2,292	25
	Citizens & Northern Corp.	1,172	24
	Civista Bancshares Inc.	1,128	24
	Capital Bancorp Inc.	706	24
	Plumas Bancorp	559	24
	Red River Bancshares Inc.	373	24
	OppFi Inc.	2,271	23
	Ares Commercial Real Estate Corp.	4,620	22
	Parke Bancorp Inc.	991	22
	ChoiceOne Financial Services Inc.	712	22
	Timberland Bancorp Inc.	615	21
*,1	Circle Internet Group Inc.	156	21
	Donegal Group Inc. Class A	1,136	20
	Hingham Institution for Savings	70	20
*	HomeStreet Inc.	1,444	20
	Fidelity D&D Bancorp Inc.	452	20
	Princeton Bancorp Inc.	578	20
	FVCBankcorp Inc.	1,374	19
	LCNB Corp.	1,148	19
*	Oportun Financial Corp.	2,836	19
	Colony Bankcorp Inc.	1,100	19
*	Open Lending Corp.	8,535	18
*	First Western Financial Inc.	727	17
*	Onity Group Inc.	403	17
	AG Mortgage Investment Trust Inc.	2,198	17
	Waterstone Financial Inc.	1,100	16
	Ames National Corp.	785	16
*	Citizens Inc.	2,786	15
	Medallion Financial Corp.	1,443	15
	First Internet Bancorp	565	14
	Middlefield Banc Corp.	448	14
*	Velocity Financial Inc.	735	14
	Bank7 Corp.	277	14
*	AlTi Global Inc.	3,182	14
	James River Group Holdings Ltd.	2,391	13
	Linkbancorp Inc.	1,740	13
	BCB Bancorp Inc.	1,278	11
	Nexpoint Real Estate Finance Inc.	734	11
*	Pioneer Bancorp Inc.	748	10
	Kingstone Cos. Inc.	639	9
	Angel Oak Mortgage REIT Inc.	891	9
*	Forge Global Holdings Inc.	457	9
	NexPoint Diversified Real Estate Trust	2,141	8
*	Chime Financial Inc. Class A	261	7
*	NI Holdings Inc.	442	6
*	Consumer Portfolio Services Inc.	721	6
*	Miami International Holdings Inc.	103	4
*	Ategrity Specialty Holdings LLC	153	3
*	Slide Insurance Holdings Inc.	217	3
18

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	GoHealth Inc. Class A	342	2
	Jefferson Capital Inc.	104	2
*	Avidbank Holdings Inc.	54	1
*,2	Sterling Bancorp Inc.	1,575	—
			560,392
Health Care (8.9%)
	Eli Lilly & Co.	61,573	45,107
	Johnson & Johnson	184,969	32,771
	AbbVie Inc.	136,155	28,647
	UnitedHealth Group Inc.	69,924	21,667
	Abbott Laboratories	133,071	17,653
	Merck & Co. Inc.	193,675	16,292
	Thermo Fisher Scientific Inc.	29,010	14,294
*	Intuitive Surgical Inc.	27,421	12,978
*	Boston Scientific Corp.	113,380	11,962
	Amgen Inc.	41,340	11,894
	Gilead Sciences Inc.	95,742	10,816
	Pfizer Inc.	436,570	10,809
	Stryker Corp.	26,435	10,347
	Danaher Corp.	49,006	10,086
	Medtronic plc	98,484	9,140
*	Vertex Pharmaceuticals Inc.	19,769	7,730
	Bristol-Myers Squibb Co.	156,729	7,394
	Cigna Group	20,551	6,183
	Elevance Health Inc.	17,376	5,537
	HCA Healthcare Inc.	13,430	5,425
	Zoetis Inc.	34,322	5,368
	Regeneron Pharmaceuticals Inc.	8,017	4,655
*	Alnylam Pharmaceuticals Inc.	9,598	4,286
	Becton Dickinson & Co.	21,941	4,234
*	IDEXX Laboratories Inc.	6,198	4,011
*	Edwards Lifesciences Corp.	44,221	3,597
	ResMed Inc.	11,214	3,078
*	Veeva Systems Inc. Class A	11,338	3,052
	Humana Inc.	9,272	2,816
	Cardinal Health Inc.	18,517	2,755
	Agilent Technologies Inc.	21,884	2,750
	GE Healthcare Inc.	35,124	2,590
*	IQVIA Holdings Inc.	13,453	2,567
*	Dexcom Inc.	30,051	2,264
*	Insmed Inc.	13,800	1,878
	STERIS plc	7,556	1,852
*	Insulet Corp.	5,386	1,831
	Labcorp Holdings Inc.	6,433	1,788
*	Natera Inc.	10,042	1,690
	Zimmer Biomet Holdings Inc.	15,197	1,612
	Quest Diagnostics Inc.	8,550	1,553
*	Biogen Inc.	11,183	1,479
*	Waters Corp.	4,576	1,381
	West Pharmaceutical Services Inc.	5,503	1,359
*	Tenet Healthcare Corp.	7,067	1,303
*	Illumina Inc.	12,165	1,216
*	Hologic Inc.	17,231	1,157
*	Centene Corp.	38,354	1,114
	Royalty Pharma plc Class A	30,028	1,080
*	Neurocrine Biosciences Inc.	7,475	1,043
*	United Therapeutics Corp.	3,421	1,043
*	Cooper Cos. Inc.	15,402	1,038
*	Incyte Corp.	12,199	1,032
	Viatris Inc.	92,720	978
	Baxter International Inc.	39,306	970
	Encompass Health Corp.	7,668	934
*	BioMarin Pharmaceutical Inc.	14,619	852
*	Medpace Holdings Inc.	1,762	838
	Revvity Inc.	9,258	834
*	Solventum Corp.	11,126	813
*	Exelixis Inc.	20,842	780
*	Penumbra Inc.	2,845	776
	Universal Health Services Inc. Class B	4,242	770
19

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	QIAGEN NV	16,296	758
*	Align Technology Inc.	5,289	751
*	Molina Healthcare Inc.	4,147	750
	Ensign Group Inc.	4,274	734
*	Elanco Animal Health Inc. (XNYS)	37,609	690
*	Avantor Inc.	51,086	688
*	Halozyme Therapeutics Inc.	9,387	687
*	Exact Sciences Corp.	14,284	677
*	Doximity Inc. Class A	9,857	670
	Bio-Techne Corp.	12,173	665
*	Moderna Inc.	27,562	664
*	Bridgebio Pharma Inc.	11,966	619
*	Guardant Health Inc.	9,182	619
*	Hims & Hers Health Inc.	14,562	617
*	Charles River Laboratories International Inc.	3,761	614
*	Henry Schein Inc.	8,447	588
*	HealthEquity Inc.	6,557	586
*	Jazz Pharmaceuticals plc	4,564	583
*	Madrigal Pharmaceuticals Inc.	1,253	549
*	Globus Medical Inc. Class A	8,659	531
*	Ionis Pharmaceuticals Inc.	12,087	515
*	Revolution Medicines Inc.	13,414	509
*	Corcept Therapeutics Inc.	7,286	508
*	Repligen Corp.	4,085	500
	Chemed Corp.	1,088	498
*	Masimo Corp.	3,462	484
*	Tempus AI Inc.	6,369	483
*	Rhythm Pharmaceuticals Inc.	4,189	432
*	Bio-Rad Laboratories Inc. Class A	1,446	431
	Teleflex Inc.	3,348	423
*	iRhythm Technologies Inc.	2,432	413
*	Avidity Biosciences Inc.	8,859	413
*	Glaukos Corp.	4,295	412
*	Merit Medical Systems Inc.	4,474	405
*	DaVita Inc.	2,922	403
*	Axsome Therapeutics Inc.	3,152	382
*	RadNet Inc.	5,245	376
*	Roivant Sciences Ltd.	29,819	356
*	Option Care Health Inc.	12,334	354
*	Alkermes plc	12,135	352
*,1	CRISPR Therapeutics AG	6,421	333
*	TG Therapeutics Inc.	11,141	327
*	ADMA Biologics Inc.	17,856	308
*	Cytokinetics Inc.	8,640	305
*	Vaxcyte Inc.	9,663	298
*	TransMedics Group Inc.	2,528	291
*	PTC Therapeutics Inc.	5,889	290
*	Krystal Biotech Inc.	1,902	281
*	Integer Holdings Corp.	2,583	279
*	Lantheus Holdings Inc.	5,058	278
*	Protagonist Therapeutics Inc.	4,623	273
*	Waystar Holding Corp.	7,188	272
	Bruker Corp.	7,983	271
*	Prestige Consumer Healthcare Inc.	3,846	262
	Perrigo Co. plc	10,984	261
*	Envista Holdings Corp.	12,344	261
*	Nuvalent Inc. Class A	3,394	260
*	Akero Therapeutics Inc.	5,413	253
*	ACADIA Pharmaceuticals Inc.	9,655	251
*	ICU Medical Inc.	1,933	247
*	LivaNova plc	4,321	244
*	Mirum Pharmaceuticals Inc.	3,202	237
*	Xenon Pharmaceuticals Inc.	6,088	236
*	Apellis Pharmaceuticals Inc.	8,427	232
	DENTSPLY SIRONA Inc.	16,222	232
*	Indivior plc	9,548	232
*	Viking Therapeutics Inc.	8,548	231
*	Crinetics Pharmaceuticals Inc.	7,273	225
*	Ligand Pharmaceuticals Inc.	1,381	223
*,1	Summit Therapeutics Inc. (XNMS)	9,104	216
20

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Ultragenyx Pharmaceutical Inc.	7,161	215
	Concentra Group Holdings Parent Inc.	8,963	213
*	Soleno Therapeutics Inc.	3,111	211
*	Inspire Medical Systems Inc.	2,229	209
*	Arrowhead Pharmaceuticals Inc.	9,340	206
*	Haemonetics Corp.	3,706	202
*	Scholar Rock Holding Corp.	6,163	201
*	Sotera Health Co.	12,109	198
*	Arcellx Inc.	2,836	197
*	CorVel Corp.	2,156	192
	Organon & Co.	20,306	191
*	GeneDx Holdings Corp.	1,451	188
*	Veracyte Inc.	6,162	187
*	Privia Health Group Inc.	8,126	187
*	Warby Parker Inc. Class A	7,058	185
*	Catalyst Pharmaceuticals Inc.	8,904	183
*	Supernus Pharmaceuticals Inc.	4,051	183
*	Tarsus Pharmaceuticals Inc.	2,956	173
*	Acadia Healthcare Co. Inc.	7,303	168
*	Amicus Therapeutics Inc.	22,082	168
*	Alignment Healthcare Inc.	10,286	168
*	Ideaya Biosciences Inc.	6,763	166
*	PROCEPT BioRobotics Corp.	4,076	164
*	Agios Pharmaceuticals Inc.	4,327	163
*	Addus HomeCare Corp.	1,401	161
	Premier Inc. Class A	6,230	161
*	Adaptive Biotechnologies Corp.	11,917	157
*	Kymera Therapeutics Inc.	3,790	156
*	BrightSpring Health Services Inc.	6,583	156
	LeMaitre Vascular Inc.	1,618	154
*	Denali Therapeutics Inc.	10,005	153
*	Brookdale Senior Living Inc.	18,814	145
*	Liquidia Corp.	5,200	144
*	Phreesia Inc.	4,522	143
*	QuidelOrtho Corp.	4,979	143
*	AtriCure Inc.	3,801	141
*	ANI Pharmaceuticals Inc.	1,507	141
*	Artivion Inc.	3,174	139
*	BioCryst Pharmaceuticals Inc.	16,521	137
	CONMED Corp.	2,507	136
*	Surgery Partners Inc.	5,990	136
*	Enovis Corp.	4,387	136
*	Alphatec Holdings Inc.	8,480	135
*	Arcutis Biotherapeutics Inc.	8,642	134
*	Sarepta Therapeutics Inc.	7,105	129
*	Vericel Corp.	3,520	128
*	Twist Bioscience Corp.	4,683	126
*,1	Recursion Pharmaceuticals Inc. Class A	26,555	125
*	Amneal Pharmaceuticals Inc.	12,894	123
*	UFP Technologies Inc.	586	123
*	Ardelyx Inc.	18,959	121
*	10X Genomics Inc. Class A	8,565	120
*	Pediatrix Medical Group Inc.	6,939	119
*	Omnicell Inc.	3,663	119
*	Beam Therapeutics Inc.	7,083	116
*	Celcuity Inc.	2,267	116
	National HealthCare Corp.	1,017	115
*	Aurinia Pharmaceuticals Inc.	9,565	115
*	Harmony Biosciences Holdings Inc.	3,077	114
*	Astrana Health Inc.	3,532	113
*	Avadel Pharmaceuticals plc	7,651	113
*	Ocular Therapeutix Inc.	9,213	112
*	Celldex Therapeutics Inc.	5,031	111
	Select Medical Holdings Corp.	8,528	111
*	STAAR Surgical Co.	4,058	111
*	Syndax Pharmaceuticals Inc.	6,770	111
*	Travere Therapeutics Inc.	6,316	111
*	Progyny Inc.	4,665	110
*	Viridian Therapeutics Inc.	5,956	109
*	Teladoc Health Inc.	13,852	107
21

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Certara Inc.	9,844	107
*	Biohaven Ltd.	6,771	104
*	CG oncology Inc.	3,844	103
*	MannKind Corp.	21,736	100
	US Physical Therapy Inc.	1,197	99
*	Healthcare Services Group Inc.	6,295	98
*	Novocure Ltd.	7,941	98
*	Disc Medicine Inc.	1,634	97
*	Neogen Corp.	16,737	96
*	Amphastar Pharmaceuticals Inc.	3,110	95
*	Cogent Biosciences Inc.	7,872	95
*	Collegium Pharmaceutical Inc.	2,413	94
*	Intellia Therapeutics Inc.	8,323	94
*	Dyne Therapeutics Inc.	6,954	94
*	Novavax Inc.	12,391	93
*	Azenta Inc.	2,989	91
*	Evolent Health Inc. Class A	9,406	91
*	89bio Inc.	10,077	91
*	NeoGenomics Inc.	10,236	90
*	Pacira BioSciences Inc.	3,388	90
*	Harrow Inc.	2,285	89
*	Xeris Biopharma Holdings Inc.	11,273	88
*	Apogee Therapeutics Inc.	2,366	86
*	Innoviva Inc.	4,151	85
*	Edgewise Therapeutics Inc.	5,951	85
*	Cidara Therapeutics Inc.	1,291	84
*	Clover Health Investments Corp.	31,590	83
*	Integra LifeSciences Holdings Corp.	5,424	82
*	Dynavax Technologies Corp.	7,689	78
*	BioLife Solutions Inc.	3,056	77
*	Vera Therapeutics Inc.	3,561	77
*	GRAIL Inc.	2,331	76
*	Fortrea Holdings Inc.	7,383	73
*	WaVe Life Sciences Ltd.	7,404	71
*	MiMedx Group Inc.	10,049	71
*	AdaptHealth Corp.	7,435	71
*	Janux Therapeutics Inc.	3,110	71
*	Immunovant Inc.	4,735	70
*	Geron Corp. (XNGS)	49,039	69
*	Tandem Diabetes Care Inc.	5,414	68
*	CorMedix Inc.	4,500	67
	Phibro Animal Health Corp. Class A	1,817	67
	Embecta Corp.	4,651	67
*	LifeStance Health Group Inc.	11,976	66
*	Akebia Therapeutics Inc.	20,230	64
*	Pennant Group Inc.	2,614	63
*	Praxis Precision Medicines Inc.	1,390	63
*	EyePoint Pharmaceuticals Inc.	5,371	62
*	Rigel Pharmaceuticals Inc.	1,564	61
*	Zymeworks Inc.	4,085	60
*	Enliven Therapeutics Inc.	2,970	60
*,1	Anavex Life Sciences Corp.	6,160	59
*	Mind Medicine MindMed Inc.	6,674	59
*	UroGen Pharma Ltd.	2,918	57
	HealthStream Inc.	2,003	56
*	Amylyx Pharmaceuticals Inc.	5,910	55
*	Nurix Therapeutics Inc.	5,665	53
*	CareDx Inc.	3,803	52
	iRadimed Corp.	719	52
*	Castle Biosciences Inc.	2,166	52
*	Axogen Inc.	3,165	51
*	SI-BONE Inc.	3,038	51
*	Precigen Inc.	11,314	51
*	Stoke Therapeutics Inc.	2,499	49
*	Arbutus Biopharma Corp.	12,889	48
*	Spyre Therapeutics Inc.	2,872	47
*	Avanos Medical Inc.	3,892	46
*	Myriad Genetics Inc.	7,148	46
*	Theravance Biopharma Inc.	3,306	46
*	Xencor Inc.	5,480	45
22

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Metsera Inc.	1,262	45
*	Arcus Biosciences Inc.	4,098	43
*	Zevra Therapeutics Inc.	4,740	43
*	Iovance Biotherapeutics Inc.	18,758	42
*	Orthofix Medical Inc.	2,837	42
*	Fulgent Genetics Inc.	1,885	42
*	Immunome Inc.	4,450	42
*	Nuvation Bio Inc.	14,162	42
*	Arvinas Inc.	5,248	41
*	Kura Oncology Inc.	5,240	41
*	ARS Pharmaceuticals Inc.	3,492	41
*	Terns Pharmaceuticals Inc.	5,850	41
*	ImmunityBio Inc.	17,379	41
*	Cytek Biosciences Inc.	9,813	41
*	Ginkgo Bioworks Holdings Inc.	3,264	41
*	Gossamer Bio Inc.	15,997	40
*	aTyr Pharma Inc.	7,366	40
*	Zimvie Inc.	2,132	40
*	Trevi Therapeutics Inc.	5,486	40
*	Dianthus Therapeutics Inc.	1,680	40
*	ArriVent Biopharma Inc.	2,101	40
*	Upstream Bio Inc.	2,317	40
*	Varex Imaging Corp.	3,406	39
*	Eton Pharmaceuticals Inc.	2,220	38
*	Keros Therapeutics Inc.	2,477	38
*	Rezolute Inc.	5,371	38
*	Tango Therapeutics Inc.	5,612	38
*	Tourmaline Bio Inc.	1,628	38
*	Oruka Therapeutics Inc.	2,559	38
*	Emergent BioSolutions Inc.	4,439	37
*	Evolus Inc.	4,870	37
*	Relay Therapeutics Inc.	10,202	37
*	Vir Biotechnology Inc.	7,593	37
*	Mineralys Therapeutics Inc.	2,392	37
*	Claritev Corp.	538	37
*	AngioDynamics Inc.	3,474	36
*	Enhabit Inc.	4,589	36
*	Niagen Bioscience Inc.	3,493	35
*	OPKO Health Inc.	25,212	35
*	Surmodics Inc.	1,042	35
*	ORIC Pharmaceuticals Inc.	3,397	35
*	Taysha Gene Therapies Inc.	11,948	35
*	Abeona Therapeutics Inc.	5,119	35
*	AnaptysBio Inc.	1,679	34
*	LENZ Therapeutics Inc.	893	34
*	Atea Pharmaceuticals Inc.	9,740	33
*	Day One Biopharmaceuticals Inc.	4,422	33
*	PACS Group Inc.	2,832	33
*	Community Health Systems Inc.	11,626	32
*	KalVista Pharmaceuticals Inc.	2,403	32
*	Owens & Minor Inc.	6,453	32
*	REGENXBIO Inc.	3,625	32
*,1	Phathom Pharmaceuticals Inc.	2,633	32
*	Treace Medical Concepts Inc.	4,364	32
*	Solid Biosciences Inc.	5,822	32
*	Pacific Biosciences of California Inc.	22,805	30
*	MeiraGTx Holdings plc	4,051	30
*	Aveanna Healthcare Holdings Inc.	3,702	30
*	Ceribell Inc.	2,521	30
*	Esperion Therapeutics Inc.	13,284	29
*	Savara Inc.	8,987	29
*	Cullinan Therapeutics Inc.	3,792	29
*	Ardent Health Inc.	2,274	29
*	Sionna Therapeutics Inc.	1,162	29
*	OrthoPediatrics Corp.	1,330	28
*	XOMA Royalty Corp.	855	28
*	Organogenesis Holdings Inc.	5,493	28
*	Fulcrum Therapeutics Inc.	4,347	28
*	Sana Biotechnology Inc.	9,302	28
*	Verastem Inc.	3,025	28
23

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Standard BioTools Inc.	21,308	27
*	Tactile Systems Technology Inc.	2,034	27
*	Prothena Corp. plc	3,260	27
*	ClearPoint Neuro Inc.	2,580	27
*	Arcturus Therapeutics Holdings Inc.	1,579	27
*	Delcath Systems Inc.	2,475	27
*	agilon health Inc.	20,713	27
	SIGA Technologies Inc.	3,123	26
*	Y-mAbs Therapeutics Inc.	3,025	26
*	Butterfly Network Inc.	15,975	26
*	RxSight Inc.	2,919	26
*	Tectonic Therapeutic Inc.	1,002	26
*	Corvus Pharmaceuticals Inc.	4,387	25
*	SANUWAVE Health Inc.	611	25
*	Replimune Group Inc.	4,527	24
*	Personalis Inc.	4,870	24
*	Zenas Biopharma Inc.	1,498	24
*	Talkspace Inc.	8,650	23
*	Aura Biosciences Inc.	3,743	23
	Jade Biosciences Inc.	2,863	23
*	Kodiak Sciences Inc.	2,453	22
*	4D Molecular Therapeutics Inc.	3,503	22
*	Astria Therapeutics Inc.	3,529	22
*,1	Nutex Health Inc.	268	22
*	Beta Bionics Inc.	1,159	22
*	Palvella Therapeutics Inc.	415	22
*,1	Altimmune Inc.	5,379	21
*	Erasca Inc.	13,282	21
*	Outset Medical Inc.	1,502	21
*	Aquestive Therapeutics Inc.	5,244	20
*	Maravai LifeSciences Holdings Inc. Class A	8,106	20
*	Bioventus Inc. Class A	2,638	20
*	Compass Therapeutics Inc.	5,698	20
*	Cerus Corp.	14,134	19
*,1	Pulse Biosciences Inc.	1,237	19
*	Fennec Pharmaceuticals Inc.	2,095	19
*	Capricor Therapeutics Inc.	2,952	19
*	Bicara Therapeutics Inc.	1,588	19
*	Codexis Inc.	6,744	18
*	Rocket Pharmaceuticals Inc.	5,568	18
*	Vanda Pharmaceuticals Inc.	3,703	18
*	Monte Rosa Therapeutics Inc.	3,773	18
*	Tyra Biosciences Inc.	1,438	18
*	Septerna Inc.	1,508	18
*	Aldeyra Therapeutics Inc.	2,922	17
*	TruBridge Inc.	867	17
*	OraSure Technologies Inc.	5,230	17
*	Semler Scientific Inc.	570	17
*,1	Nano-X Imaging Ltd.	4,503	17
*	Kestra Medical Technologies Ltd.	1,067	17
*,1	Tonix Pharmaceuticals Holding Corp.	560	17
*	Health Catalyst Inc.	4,818	16
*	Omeros Corp.	3,823	16
*	OptimizeRx Corp.	904	16
*	Viemed Healthcare Inc.	2,115	16
*	Alumis Inc.	3,502	16
*	Benitec Biopharma Inc.	1,212	16
*	Lifecore Biomedical Inc.	1,923	15
	National Research Corp.	995	15
*	Puma Biotechnology Inc.	2,979	15
*	Stereotaxis Inc.	5,369	15
*	Olema Pharmaceuticals Inc.	2,804	15
*	LifeMD Inc.	2,466	15
*	ADC Therapeutics SA	4,927	15
	Utah Medical Products Inc.	224	14
*	Annexon Inc.	6,858	14
*	MBX Biosciences Inc.	933	14
*	Bright Minds Biosciences Inc.	352	14
*	Inogen Inc.	1,612	13
*	Ironwood Pharmaceuticals Inc.	10,199	13
24

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Design Therapeutics Inc.	2,331	13
*	Absci Corp.	5,583	13
*	Oncology Institute Inc.	3,968	13
*	DocGo Inc.	8,140	13
*	Neurogene Inc.	722	13
*	Perspective Therapeutics Inc.	3,954	13
*	Enanta Pharmaceuticals Inc.	1,388	12
*	Quanterix Corp.	2,609	12
*	Larimar Therapeutics Inc.	3,277	12
*	NeuroPace Inc.	1,356	12
*	Rapport Therapeutics Inc.	708	12
*	Allogene Therapeutics Inc.	9,870	11
*	Heron Therapeutics Inc.	8,276	11
*,1	Avita Medical Inc.	2,475	11
*	Foghorn Therapeutics Inc.	2,231	11
*	MaxCyte Inc.	7,598	11
*	Humacyte Inc.	6,794	11
*	Entrada Therapeutics Inc.	1,999	11
*	OmniAb Inc.	6,631	11
*	Anika Therapeutics Inc.	1,066	10
*	Editas Medicine Inc.	3,891	10
*	Neuronetics Inc.	2,941	10
*	908 Devices Inc.	1,553	10
*	Sight Sciences Inc.	2,547	10
*	Sonida Senior Living Inc.	376	10
*	Prime Medicine Inc.	3,215	10
*	Korro Bio Inc.	428	10
*	MediWound Ltd.	610	10
*	Accuray Inc.	5,917	9
*	Fate Therapeutics Inc.	8,193	9
*	SELLAS Life Sciences Group Inc.	4,608	9
*	Candel Therapeutics Inc.	1,627	9
*	Quantum-Si Inc.	7,775	9
*	Lexeo Therapeutics Inc.	1,809	9
*	Monopar Therapeutics Inc.	276	9
*	Coherus Oncology Inc.	7,172	8
*	Nkarta Inc.	3,786	8
*,1	Cardiff Oncology Inc.	3,969	8
*	Biote Corp. Class A	2,342	8
*	Innovage Holding Corp.	1,793	7
*	Greenwich Lifesciences Inc.	543	6
*	CVRx Inc.	707	6
*	Gyre Therapeutics Inc.	805	6
*	Cartesian Therapeutics Inc.	616	6
*	Hinge Health Inc. Class A	96	5
*	Caris Life Sciences Inc.	133	5
*,2	Tobira Therapeutics Inc. CVR	937	4
*	Pulmonx Corp.	2,489	4
*	HeartFlow Inc.	116	4
*	Inmune Bio Inc.	1,474	3
*,2	Inhibrx Inc. CVR	2,400	2
*	Omada Health Inc.	99	2
*	Carlsmed Inc.	188	2
*	Aardvark Therapeutics Inc.	78	1
*	Shoulder Innovations Inc.	81	1
*,2	Third Harmonic Bio Inc.	1,689	—
*,2	OmniAb Inc. 12.5 Earnout	408	—
*,2	OmniAb Inc. 15 Earnout	408	—
			429,318
Industrials (12.6%)
	Visa Inc. Class A	130,702	45,978
	Mastercard Inc. Class A	62,422	37,159
	General Electric Co.	80,802	22,237
	RTX Corp.	102,812	16,306
	Caterpillar Inc.	35,562	14,902
	American Express Co.	42,196	13,979
*	Boeing Co.	55,694	13,070
	GE Vernova Inc.	21,018	12,883
	Accenture plc Class A	48,102	12,505
25

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Capital One Financial Corp.	48,307	10,976
	Honeywell International Inc.	49,472	10,859
	Eaton Corp. plc	30,125	10,518
	Union Pacific Corp.	45,922	10,267
	Automatic Data Processing Inc.	31,332	9,527
	Deere & Co.	18,780	8,989
	Parker-Hannifin Corp.	9,884	7,505
	Lockheed Martin Corp.	16,047	7,312
	Trane Technologies plc	17,127	7,118
	Sherwin-Williams Co.	17,919	6,555
	3M Co.	41,428	6,443
	General Dynamics Corp.	19,404	6,298
	Northrop Grumman Corp.	10,429	6,154
	Illinois Tool Works Inc.	22,509	5,957
	TransDigm Group Inc.	4,246	5,940
	CRH plc	52,078	5,882
*	Fiserv Inc.	42,425	5,862
	Emerson Electric Co.	43,333	5,720
	Cintas Corp.	26,410	5,547
	Johnson Controls International plc	50,710	5,420
	Howmet Aerospace Inc.	30,820	5,366
*	PayPal Holdings Inc.	74,830	5,252
	United Parcel Service Inc. Class B (XNYS)	56,310	4,924
	Norfolk Southern Corp.	17,341	4,855
	United Rentals Inc.	4,983	4,765
	CSX Corp.	144,121	4,685
*	Axon Enterprise Inc.	5,737	4,287
	Quanta Services Inc.	11,331	4,283
	Cummins Inc.	10,567	4,210
	Carrier Global Corp.	61,909	4,036
	L3Harris Technologies Inc.	14,344	3,982
	PACCAR Inc.	39,602	3,959
	FedEx Corp.	16,706	3,860
	Paychex Inc.	24,852	3,466
	WW Grainger Inc.	3,403	3,449
	Ferguson Enterprises Inc.	14,887	3,441
*	Block Inc. (XNYS)	41,852	3,333
	AMETEK Inc.	17,717	3,274
	Rockwell Automation Inc.	8,700	2,988
	Vulcan Materials Co.	10,138	2,952
	Verisk Analytics Inc.	10,768	2,887
	Martin Marietta Materials Inc.	4,607	2,840
	Fidelity National Information Services Inc.	40,548	2,831
*	Fair Isaac Corp.	1,826	2,779
	Xylem Inc.	18,684	2,645
	Otis Worldwide Corp.	30,357	2,622
	Westinghouse Air Brake Technologies Corp.	13,021	2,520
	DuPont de Nemours Inc.	32,141	2,472
	Ingersoll Rand Inc. (XYNS)	30,996	2,462
	Equifax Inc.	9,521	2,345
	Synchrony Financial	29,173	2,227
	Old Dominion Freight Line Inc.	14,347	2,166
*	Keysight Technologies Inc.	13,240	2,164
	EMCOR Group Inc.	3,420	2,120
*	Mettler-Toledo International Inc.	1,598	2,079
	Veralto Corp.	18,313	1,945
	PPG Industries Inc.	17,474	1,944
*	Teledyne Technologies Inc.	3,575	1,924
	Smurfit WestRock plc	40,086	1,898
	Comfort Systems USA Inc.	2,677	1,883
	Dover Corp.	10,384	1,857
*	Affirm Holdings Inc.	20,648	1,827
	Hubbell Inc.	4,115	1,774
*	Corpay Inc.	5,253	1,711
	Global Payments Inc.	18,763	1,667
	Amcor plc	174,705	1,508
*	Trimble Inc.	18,320	1,481
	Packaging Corp. of America	6,777	1,477
*	Rocket Lab Corp.	30,038	1,460
	HEICO Corp. Class A	5,717	1,401
26

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Curtiss-Wright Corp.	2,898	1,386
	Lennox International Inc.	2,460	1,372
	Jacobs Solutions Inc.	9,348	1,367
	Pentair plc	12,573	1,352
	Dow Inc.	54,743	1,348
	TransUnion	14,975	1,324
	Snap-on Inc.	3,936	1,280
	Expeditors International of Washington Inc.	10,576	1,275
	Carlisle Cos. Inc.	3,293	1,271
	AECOM	10,152	1,268
*	Zebra Technologies Corp. Class A	3,922	1,244
	Fortive Corp.	25,960	1,242
	RPM International Inc.	9,751	1,222
	FTAI Aviation Ltd.	7,839	1,206
*	Builders FirstSource Inc.	8,567	1,188
	Masco Corp.	16,112	1,182
	CH Robinson Worldwide Inc.	9,004	1,159
	Ball Corp.	21,774	1,146
*	XPO Inc.	8,812	1,143
	BWX Technologies Inc.	7,008	1,136
	Woodward Inc.	4,555	1,124
	nVent Electric plc	12,434	1,124
	Allegion plc	6,583	1,118
	Textron Inc.	13,791	1,105
	Graco Inc.	12,693	1,084
	Watsco Inc.	2,680	1,078
	ITT Inc.	6,191	1,054
	Booz Allen Hamilton Holding Corp.	9,594	1,043
	HEICO Corp.	3,305	1,031
*	API Group Corp.	28,393	1,013
	Lincoln Electric Holdings Inc.	4,162	1,010
	Owens Corning	6,515	978
	IDEX Corp.	5,794	953
*	TopBuild Corp.	2,236	941
	Nordson Corp.	4,164	937
*	Core & Main Inc. Class A	14,468	936
*	QXO Inc.	46,041	927
	Jack Henry & Associates Inc.	5,572	910
	JB Hunt Transport Services Inc.	6,161	893
	Crown Holdings Inc.	8,879	882
	Stanley Black & Decker Inc.	11,833	879
*	MasTec Inc.	4,749	863
*	ATI Inc.	10,779	836
*	Generac Holdings Inc.	4,496	833
*	Bloom Energy Corp. Class A	15,611	826
*	Kratos Defense & Security Solutions Inc.	12,460	820
	WESCO International Inc.	3,679	809
	Huntington Ingalls Industries Inc.	2,985	808
	Advanced Drainage Systems Inc.	5,410	779
	Acuity Inc.	2,379	777
	CNH Industrial NV	67,854	777
	Applied Industrial Technologies Inc.	2,938	774
	Regal Rexnord Corp.	5,059	755
	Tetra Tech Inc.	20,522	747
	Donaldson Co. Inc.	9,179	731
	AptarGroup Inc.	5,069	706
	Crane Co.	3,785	701
*	Chart Industries Inc.	3,449	688
	Oshkosh Corp.	4,901	683
*	SPX Technologies Inc.	3,628	679
	Armstrong World Industries Inc.	3,320	650
	A O Smith Corp.	8,825	629
*	Sterling Infrastructure Inc.	2,228	621
*	Saia Inc.	2,075	615
	Toro Co.	7,573	614
*	Paylocity Holding Corp.	3,408	611
	Simpson Manufacturing Co. Inc.	3,183	608
*	AeroVironment Inc.	2,433	587
	Eagle Materials Inc.	2,535	585
	JBT Marel Corp.	4,022	576
27

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Genpact Ltd.	12,524	568
	Watts Water Technologies Inc. Class A	2,043	566
	Valmont Industries Inc.	1,538	565
	Ryder System Inc.	3,009	564
	Allison Transmission Holdings Inc.	6,419	560
	Cognex Corp.	12,728	559
	Federal Signal Corp.	4,548	559
	Fortune Brands Innovations Inc.	9,311	545
*	Modine Manufacturing Co.	3,985	542
*	ExlService Holdings Inc.	12,352	541
	MKS Inc.	5,217	539
*	Dycom Industries Inc.	2,132	538
	Flowserve Corp.	9,961	535
*	Middleby Corp.	3,870	530
	Knight-Swift Transportation Holdings Inc.	11,971	526
*	Fluor Corp.	12,768	524
*	Axalta Coating Systems Ltd.	16,669	521
*	Mohawk Industries Inc.	3,913	519
	Zurn Elkay Water Solutions Corp.	11,396	517
	Graphic Packaging Holding Co.	23,039	513
*	Trex Co. Inc.	8,184	504
	AGCO Corp.	4,654	504
	Esab Corp.	4,352	502
*	Gates Industrial Corp. plc	19,608	501
	Primoris Services Corp.	4,165	494
	MSA Safety Inc.	2,854	487
*	Joby Aviation Inc.	34,423	487
	Littelfuse Inc.	1,867	485
	Vontier Corp.	11,152	479
	Air Lease Corp.	7,943	478
*	GXO Logistics Inc.	8,926	470
	GATX Corp.	2,749	463
	Louisiana-Pacific Corp.	4,871	463
*	Shift4 Payments Inc. Class A	5,099	461
	Installed Building Products Inc.	1,750	458
*	WEX Inc.	2,599	445
*	Construction Partners Inc. Class A	3,643	437
*	FTI Consulting Inc.	2,536	428
	AAON Inc.	5,143	427
*	Aurora Innovation Inc.	75,798	427
*	Kirby Corp.	4,372	425
	Moog Inc. Class A	2,151	421
	Badger Meter Inc.	2,284	418
*	Itron Inc.	3,365	414
*	Resideo Technologies Inc.	11,549	393
*	ACI Worldwide Inc.	7,946	392
	Belden Inc.	3,014	392
*	Spirit AeroSystems Holdings Inc. Class A	9,292	386
	ESCO Technologies Inc.	1,892	380
	Arcosa Inc.	3,789	375
	Sealed Air Corp.	11,529	374
*	Archer Aviation Inc. Class A	41,788	374
	Maximus Inc.	4,216	371
*	Ralliant Corp.	8,718	365
*	Knife River Corp.	4,450	360
	Brink's Co.	3,185	357
	Enpro Inc.	1,611	352
	Sensata Technologies Holding plc	10,810	352
	Sonoco Products Co.	7,393	349
	Landstar System Inc.	2,582	342
	Granite Construction Inc.	3,156	340
	CSW Industrials Inc.	1,234	338
	Herc Holdings Inc.	2,563	335
	WillScot Holdings Corp.	13,816	335
*	Mirion Technologies Inc.	16,102	330
*	BILL Holdings Inc.	7,091	329
	Mueller Water Products Inc. Class A	12,350	326
	Silgan Holdings Inc.	6,839	321
*	GMS Inc.	2,874	316
	MSC Industrial Direct Co. Inc. Class A	3,422	309
28

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Everus Construction Group Inc.	3,936	309
*	StoneCo. Ltd. Class A	18,649	307
*	Amentum Holdings Inc.	12,224	305
	Brunswick Corp.	4,757	303
	Kadant Inc.	930	301
*	Verra Mobility Corp.	11,977	298
	EnerSys	2,882	296
*	Euronet Worldwide Inc.	3,146	293
	Atmus Filtration Technologies Inc.	6,574	293
	Franklin Electric Co. Inc.	2,982	292
	Robert Half Inc.	7,723	288
	Exponent Inc.	4,015	287
	Patrick Industries Inc.	2,560	286
*	StandardAero Inc.	10,804	286
	Korn Ferry	3,724	276
*	Mercury Systems Inc.	4,074	275
	ADT Inc.	30,948	270
*	OSI Systems Inc.	1,155	266
	VSE Corp.	1,612	262
	AZZ Inc.	2,247	254
	Matson Inc.	2,432	253
*	Hayward Holdings Inc.	15,500	249
*	CBIZ Inc.	3,834	247
	Otter Tail Corp.	2,924	246
	Boise Cascade Co.	2,813	245
	Leonardo DRS Inc.	5,836	243
	HB Fuller Co.	3,859	236
	Crane NXT Co.	3,956	236
	McGrath RentCorp.	1,916	233
	Terex Corp.	4,658	233
*	Loar Holdings Inc.	3,303	233
*	James Hardie Industries plc	11,475	231
	Argan Inc.	1,003	229
*	IES Holdings Inc.	656	229
*	NCR Atleos Corp.	5,769	229
	Griffon Corp.	2,988	228
*	WNS Holdings Ltd.	2,912	220
	REV Group Inc.	4,078	217
*	Remitly Global Inc.	11,699	217
	ABM Industries Inc.	4,340	213
	Western Union Co.	24,396	212
*	AAR Corp.	2,781	210
*	MYR Group Inc.	1,111	208
*	RXO Inc.	12,691	207
	UniFirst Corp.	1,161	206
*	Tutor Perini Corp.	3,467	204
	Powell Industries Inc.	740	197
*	Karman Holdings Inc.	3,670	196
*	Huron Consulting Group Inc.	1,395	191
*	Marqeta Inc. Class A	30,009	191
	Standex International Corp.	927	189
	EVERTEC Inc.	5,195	185
	Trinity Industries Inc.	6,497	185
	Enerpac Tool Group Corp.	4,283	181
	Hub Group Inc. Class A	4,728	177
	Alamo Group Inc.	823	174
*	CoreCivic Inc.	8,422	171
	Scorpio Tankers Inc.	3,376	170
*	ASGN Inc.	3,135	170
	ManpowerGroup Inc.	3,818	162
*	O-I Glass Inc.	12,437	162
	Insperity Inc.	2,853	158
	Pitney Bowes Inc.	13,023	158
	TriNet Group Inc.	2,181	158
*	Hillman Solutions Corp.	15,929	157
*	Acuren Corp.	13,923	157
*	Upwork Inc.	9,983	154
*	Payoneer Global Inc.	21,851	152
*	Blue Bird Corp.	2,567	150
	ICF International Inc.	1,494	147
29

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Hillenbrand Inc.	5,703	145
	Helios Technologies Inc.	2,647	144
	International Seaways Inc.	3,180	144
*	PureCycle Technologies Inc.	9,906	142
	Werner Enterprises Inc.	4,890	141
	Atkore Inc.	2,410	140
	Albany International Corp. Class A	2,179	138
	ArcBest Corp.	1,859	137
	Kennametal Inc.	6,201	133
	Tecnoglass Inc.	1,797	130
*	Masterbrand Inc.	10,224	130
	Alight Inc. Class A	33,346	129
*	AvidXchange Holdings Inc.	12,931	129
*	Enovix Corp.	13,269	128
	PagSeguro Digital Ltd. Class A	14,011	126
	Lindsay Corp.	908	125
*	DXP Enterprises Inc.	996	124
*	Pagaya Technologies Ltd. Class A	3,359	124
	Tennant Co.	1,502	123
*	Gibraltar Industries Inc.	1,956	122
*	Eos Energy Enterprises Inc.	17,405	120
*	Donnelley Financial Solutions Inc.	2,099	119
*	Janus International Group Inc.	11,476	119
*	Flywire Corp.	8,906	117
	DHT Holdings Inc.	9,897	116
*	Planet Labs PBC	16,151	115
	Greenbrier Cos. Inc.	2,450	114
*	Willdan Group Inc.	1,020	112
	United States Lime & Minerals Inc.	881	111
*	Sezzle Inc.	1,138	108
	CRA International Inc.	553	107
	Napco Security Technologies Inc.	2,816	107
*	First Advantage Corp.	6,565	107
	Bel Fuse Inc. Class B	765	103
*	CECO Environmental Corp.	2,225	101
*	Proto Labs Inc.	2,016	100
*	Limbach Holdings Inc.	863	99
	Greif Inc. Class B	1,421	97
	Dorian LPG Ltd.	3,007	96
*	Vicor Corp.	1,842	94
	Schneider National Inc. Class B	3,751	93
*	Ducommun Inc.	1,002	91
	Teekay Tankers Ltd. Class A	1,796	88
	TriMas Corp.	2,253	87
	SFL Corp. Ltd.	10,439	85
*	Astronics Corp.	2,322	84
	Heidrick & Struggles International Inc.	1,646	84
*	American Woodmark Corp.	1,283	83
	Astec Industries Inc.	1,772	82
*	Legalzoom.com Inc.	7,330	81
	Gorman-Rupp Co.	1,822	78
	Apogee Enterprises Inc.	1,749	77
	Barrett Business Services Inc.	1,571	77
	Quanex Building Products Corp.	3,643	77
*	Evolv Technologies Holdings Inc.	9,374	77
*	Intuitive Machines Inc.	8,512	75
*	Cimpress plc	1,179	74
*	CompoSecure Inc. Class A	3,863	74
*	BrightView Holdings Inc.	4,937	71
*	Thermon Group Holdings Inc.	2,690	71
*	Montrose Environmental Group Inc.	2,238	70
*	FLEX LNG Ltd.	2,581	70
	Deluxe Corp.	3,454	68
	Cadre Holdings Inc.	2,169	67
*	V2X Inc.	1,142	66
*	Energy Recovery Inc.	4,589	65
*	I3 Verticals Inc. Class A	2,081	65
*	AMN Healthcare Services Inc.	3,105	65
*	Transcat Inc.	748	63
	Greif Inc. Class A	935	61
30

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Marten Transport Ltd.	5,017	59
	Douglas Dynamics Inc.	1,728	58
*	Great Lakes Dredge & Dock Corp.	4,973	58
*	Forward Air Corp.	1,912	57
*	Amprius Technologies Inc.	7,916	56
	Allient Inc.	1,199	54
*	Green Dot Corp. Class A	3,857	54
	Insteel Industries Inc.	1,413	54
*	BlueLinx Holdings Inc.	641	53
	LSI Industries Inc.	2,216	51
	Genco Shipping & Trading Ltd.	3,052	51
	Kforce Inc.	1,460	48
*	Centuri Holdings Inc.	2,273	48
	Nordic American Tankers Ltd.	15,071	47
	Myers Industries Inc.	2,730	46
*	Cantaloupe Inc.	4,230	46
	Ennis Inc.	2,385	44
	Costamare Inc.	3,802	44
	Navigator Holdings Ltd.	2,710	44
	Cass Information Systems Inc.	1,001	43
*	Power Solutions International Inc.	516	43
*	Titan International Inc.	4,743	42
*	JELD-WEN Holding Inc.	6,444	41
*	Bowman Consulting Group Ltd.	948	41
*	Microvast Holdings Inc.	15,531	41
	FTAI Infrastructure Inc.	8,617	41
	National Presto Industries Inc.	385	40
	Wabash National Corp.	3,613	40
*	Conduent Inc.	13,894	39
*	Cross Country Healthcare Inc.	2,872	38
*	Repay Holdings Corp.	6,396	38
*	CryoPort Inc.	4,209	37
*	Distribution Solutions Group Inc.	1,141	37
	Vestis Corp.	7,832	37
	Miller Industries Inc.	858	36
	Willis Lease Finance Corp.	239	36
	Ardagh Metal Packaging SA	9,888	36
*	BlackSky Technology Inc.	2,058	36
*	Titan America SA	2,334	36
*	International Money Express Inc.	2,430	35
*	Graham Corp.	718	35
	Ardmore Shipping Corp.	3,012	35
*	Aspen Aerogels Inc.	4,960	34
	Covenant Logistics Group Inc.	1,378	33
*	Manitowoc Co. Inc.	3,296	33
*	Paysafe Ltd.	2,353	33
	Aebi Schmidt Holding AG	2,645	33
	Columbus McKinnon Corp.	2,128	32
*	Hudson Technologies Inc.	3,145	32
	Kelly Services Inc. Class A	2,270	32
*	Performant Healthcare Inc.	4,180	32
	Teekay Corp. Ltd.	3,889	32
	Hyster-Yale Inc.	827	31
	Preformed Line Products Co.	161	31
*	Atlanticus Holdings Corp.	462	31
	Park Aerospace Corp.	1,529	29
	Heartland Express Inc.	3,236	28
*	ZipRecruiter Inc. Class A	5,596	28
	Mesa Laboratories Inc.	397	27
*	Titan Machinery Inc.	1,371	27
*	Orion Group Holdings Inc.	3,498	26
*	Vishay Precision Group Inc.	928	26
*	Custom Truck One Source Inc.	4,028	25
*	Byrna Technologies Inc.	1,209	25
	Luxfer Holdings plc	1,767	24
*	AerSale Corp.	2,791	24
*	Redwire Corp.	2,743	24
	Quad / Graphics Inc.	3,187	21
*	3D Systems Corp.	9,178	21
*	Blade Air Mobility Inc.	4,858	21
31

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Target Hospitality Corp.	2,207	20
*	TSS Inc.	1,424	20
*	Satellogic Inc. Class A	5,343	20
*	IBEX Holdings Ltd.	659	19
*	Lightbridge Corp.	1,226	19
	Park-Ohio Holdings Corp.	878	18
*	Ranpak Holdings Corp.	3,411	18
	Safe Bulkers Inc.	4,305	18
*	Hyliion Holdings Corp.	10,961	18
*	L B Foster Co. Class A	638	17
	Information Services Group Inc.	3,256	17
	Universal Logistics Holdings Inc.	651	17
*	Mayville Engineering Co. Inc.	1,188	17
*	Eve Holding Inc.	4,354	17
*	Franklin Covey Co.	826	16
*	Priority Technology Holdings Inc.	1,915	16
*	Advantage Solutions Inc.	9,015	16
*	Himalaya Shipping Ltd.	2,120	16
*	Palladyne AI Corp.	2,127	16
*	Richtech Robotics Inc. Class B	5,102	16
*	Radiant Logistics Inc.	2,268	15
	Karat Packaging Inc.	611	15
*	Paysign Inc.	2,701	14
	Alta Equipment Group Inc.	1,627	14
*	Smith-Midland Corp.	321	14
*	Spire Global Inc.	1,566	14
	Resources Connection Inc.	2,449	13
*	Mistras Group Inc.	1,253	12
	Pangaea Logistics Solutions Ltd.	2,203	12
*	TrueBlue Inc.	1,922	11
*	Sky Harbour Group Corp.	1,044	11
	Concrete Pumping Holdings Inc.	1,463	10
*	Resolute Holdings Management Inc.	149	10
*	Core Molding Technologies Inc.	472	9
	Eastern Co.	376	9
*	SoundThinking Inc.	693	9
*	Proficient Auto Logistics Inc.	1,126	9
*	Costamare Bulkers Holdings Ltd.	853	9
*	AirJoule Technologies Corp.	1,825	8
*	Firefly Aerospace Inc.	106	5
*	Ispire Technology Inc.	1,245	4
*	AIRO Group Holdings Inc.	131	3
*	Voyager Technologies Inc. Class A	44	1
			606,142
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	656	—
Real Estate (2.4%)
	Welltower Inc.	50,388	8,479
	Prologis Inc.	71,252	8,107
	American Tower Corp.	35,972	7,333
	Equinix Inc.	7,509	5,904
	Simon Property Group Inc.	24,856	4,490
	Digital Realty Trust Inc.	25,924	4,346
	Realty Income Corp.	68,476	4,024
*	CBRE Group Inc. Class A	22,872	3,708
	Public Storage	12,134	3,575
	Crown Castle Inc.	33,529	3,324
*	CoStar Group Inc.	32,147	2,877
	VICI Properties Inc.	80,796	2,729
	Extra Space Storage Inc.	16,197	2,326
	Ventas Inc.	33,515	2,282
	AvalonBay Communities Inc.	10,894	2,134
	Iron Mountain Inc.	22,548	2,082
	Equity Residential	29,114	1,925
	SBA Communications Corp.	8,313	1,703
	Invitation Homes Inc.	47,134	1,475
	Weyerhaeuser Co.	55,673	1,440
	Essex Property Trust Inc.	4,882	1,319
32

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Mid-America Apartment Communities Inc.	8,906	1,299
	Sun Communities Inc.	9,718	1,233
	Kimco Realty Corp.	51,216	1,152
	WP Carey Inc.	16,733	1,123
*	Jones Lang LaSalle Inc.	3,611	1,103
	Alexandria Real Estate Equities Inc.	13,182	1,087
	Regency Centers Corp.	13,819	1,002
	UDR Inc.	25,241	999
	Gaming & Leisure Properties Inc.	20,180	969
*	Zillow Group Inc. Class C	11,382	960
	Healthpeak Properties Inc.	52,908	949
	American Homes 4 Rent Class A	26,275	941
	Omega Healthcare Investors Inc.	21,915	933
	Camden Property Trust	8,211	919
	Host Hotels & Resorts Inc.	52,272	900
	Equity LifeStyle Properties Inc.	14,525	876
	BXP Inc.	12,070	875
	Lamar Advertising Co. Class A	6,747	859
	Rexford Industrial Realty Inc.	18,187	753
	CubeSmart	17,451	714
	EastGroup Properties Inc.	4,010	680
	Federal Realty Investment Trust	6,552	659
	Brixmor Property Group Inc.	23,329	653
	NNN REIT Inc.	14,367	616
	Agree Realty Corp.	8,261	601
	STAG Industrial Inc.	14,516	535
	CareTrust REIT Inc.	15,171	522
	Vornado Realty Trust	13,557	516
	American Healthcare REIT Inc.	12,029	515
	First Industrial Realty Trust Inc.	9,637	507
	Essential Properties Realty Trust Inc.	15,005	470
	Terreno Realty Corp.	7,772	449
	Ryman Hospitality Properties Inc.	4,434	438
	Healthcare Realty Trust Inc.	24,883	432
*	Zillow Group Inc. Class A	5,118	417
	Kite Realty Group Trust	16,624	379
	Cousins Properties Inc.	12,631	372
	Kilroy Realty Corp.	8,771	365
	Macerich Co.	19,468	358
	Sabra Health Care REIT Inc.	18,154	347
	Phillips Edison & Co. Inc.	9,841	346
	Millrose Properties Inc.	9,289	328
*	Compass Inc. Class A	35,348	321
	SL Green Realty Corp.	5,611	319
	Americold Realty Trust Inc.	21,863	316
	Independence Realty Trust Inc.	17,341	314
	Rayonier Inc.	11,564	304
	EPR Properties	5,482	297
*	Cushman & Wakefield plc	18,301	289
	Tanger Inc.	8,271	283
	Broadstone Net Lease Inc.	15,031	279
	Highwoods Properties Inc.	8,318	262
	National Health Investors Inc.	3,307	259
	PotlatchDeltic Corp.	6,083	256
	HA Sustainable Infrastructure Capital Inc.	9,041	255
	COPT Defense Properties	8,316	239
	Lineage Inc.	5,626	236
	Apple Hospitality REIT Inc.	17,057	223
	LXP Industrial Trust	23,291	211
*	GEO Group Inc.	10,122	210
	Acadia Realty Trust	10,394	208
	Urban Edge Properties	9,610	199
	Four Corners Property Trust Inc.	7,486	194
*	Howard Hughes Holdings Inc.	2,519	192
	Douglas Emmett Inc.	11,737	190
	Newmark Group Inc. Class A	10,361	189
	National Storage Affiliates Trust	5,613	181
	Outfront Media Inc.	9,681	181
	InvenTrust Properties Corp.	6,043	180
	Medical Properties Trust Inc.	39,664	178
33

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Curbline Properties Corp.	7,546	170
	Park Hotels & Resorts Inc.	13,581	160
	St. Joe Co.	2,946	149
	DiamondRock Hospitality Co.	16,968	145
	DigitalBridge Group Inc.	12,700	145
	Sunstone Hotel Investors Inc.	15,064	143
	LTC Properties Inc.	3,561	130
	Innovative Industrial Properties Inc.	2,244	127
	JBG SMITH Properties	5,852	125
	Elme Communities	7,339	125
	Alexander & Baldwin Inc.	6,067	117
	NETSTREIT Corp.	6,418	117
*	Paramount Group Inc.	15,926	115
	Xenia Hotels & Resorts Inc.	8,152	115
	Sila Realty Trust Inc.	4,582	114
	Getty Realty Corp.	3,965	113
	Pebblebrook Hotel Trust	9,587	107
	Global Net Lease Inc.	12,764	100
	Veris Residential Inc.	6,212	98
	RLJ Lodging Trust	12,131	93
	Piedmont Realty Trust Inc.	10,411	88
	Empire State Realty Trust Inc. Class A	11,434	87
	UMH Properties Inc.	5,566	87
	Apartment Investment & Management Co. Class A	10,611	83
	Centerspace	1,332	79
	Smartstop Self Storage REIT Inc.	2,147	78
	American Assets Trust Inc.	3,630	76
	Kennedy-Wilson Holdings Inc.	8,642	76
	Plymouth Industrial REIT Inc.	3,463	76
	Easterly Government Properties Inc.	3,290	75
*	Hudson Pacific Properties Inc.	26,111	73
	eXp World Holdings Inc.	6,681	72
	Diversified Healthcare Trust	16,657	63
	Safehold Inc.	3,851	63
	Brandywine Realty Trust	14,082	60
	CBL & Associates Properties Inc.	1,753	56
	NexPoint Residential Trust Inc.	1,605	55
	Whitestone REIT	4,150	55
	Gladstone Commercial Corp.	3,673	49
	Summit Hotel Properties Inc.	8,835	48
*	Real Brokerage Inc.	8,928	48
	Armada Hoffler Properties Inc.	6,405	47
	Universal Health Realty Income Trust	1,124	46
	Marcus & Millichap Inc.	1,339	44
*	Anywhere Real Estate Inc.	7,081	43
	Farmland Partners Inc.	3,837	42
	Peakstone Realty Trust REIT	3,314	42
	SITE Centers Corp.	3,427	42
*	Forestar Group Inc.	1,486	41
	CTO Realty Growth Inc.	2,303	40
	Community Healthcare Trust Inc.	2,407	37
	NET Lease Office Properties	1,250	37
	One Liberty Properties Inc.	1,487	36
	Global Medical REIT Inc.	4,697	35
	Alexander's Inc.	148	34
	FrontView REIT Inc.	2,506	34
*	Tejon Ranch Co.	1,834	32
	Service Properties Trust	11,768	32
*	FRP Holdings Inc.	1,158	30
	Saul Centers Inc.	866	30
	Industrial Logistics Properties Trust	4,674	29
	Gladstone Land Corp.	2,771	26
	Postal Realty Trust Inc. Class A	1,613	26
	Chatham Lodging Trust	3,272	25
	City Office REIT Inc.	3,154	22
	RMR Group Inc. Class A	1,044	18
	Alpine Income Property Trust Inc.	1,042	16
*	Seaport Entertainment Group Inc.	557	14
	BRT Apartments Corp.	794	13
	Braemar Hotels & Resorts Inc.	4,387	12
34

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Douglas Elliman Inc.	4,237	12
	Strawberry Fields REIT Inc.	854	10
*	Maui Land & Pineapple Co. Inc.	424	7
			117,407
Technology (36.1%)
	NVIDIA Corp.	1,798,693	313,296
	Microsoft Corp.	569,970	288,798
	Apple Inc.	1,132,903	262,992
	Meta Platforms Inc. Class A	167,795	123,950
	Broadcom Inc.	354,938	105,555
	Alphabet Inc. Class A	447,056	95,183
	Alphabet Inc. Class C	363,408	77,599
	Oracle Corp.	127,259	28,777
*	Palantir Technologies Inc. Class A	167,877	26,308
*	Advanced Micro Devices Inc.	123,752	20,126
	Salesforce Inc.	71,724	18,379
	International Business Machines Corp.	71,511	17,412
*	ServiceNow Inc.	15,879	14,568
	Texas Instruments Inc.	69,840	14,141
	Intuit Inc.	20,981	13,994
	QUALCOMM Inc.	84,451	13,574
*	Adobe Inc.	32,688	11,660
	Micron Technology Inc.	85,853	10,217
	Amphenol Corp. Class A	92,671	10,088
	Applied Materials Inc.	62,390	10,030
	Lam Research Corp.	98,230	9,838
*	Palo Alto Networks Inc.	50,470	9,616
	Analog Devices Inc.	38,116	9,579
	KLA Corp.	10,224	8,915
*	AppLovin Corp. Class A	18,324	8,770
*	Synopsys Inc.	14,182	8,559
*	Intel Corp.	335,945	8,180
*	Crowdstrike Holdings Inc. Class A	18,767	7,952
*	Cadence Design Systems Inc.	20,967	7,347
*	DoorDash Inc. Class A	27,583	6,765
*	Strategy Inc.	19,198	6,420
*	Snowflake Inc.	24,028	5,735
*	Autodesk Inc.	16,360	5,148
*	Cloudflare Inc. Class A	23,727	4,952
	Roper Technologies Inc.	8,238	4,336
	Marvell Technology Inc.	66,436	4,177
	Corning Inc.	60,046	4,025
*	Fortinet Inc.	48,895	3,851
*	Workday Inc. Class A	16,529	3,815
	Vertiv Holdings Co. Class A	29,248	3,731
*	Datadog Inc. Class A	23,695	3,239
	Dell Technologies Inc. Class C	24,434	2,985
	Monolithic Power Systems Inc.	3,556	2,972
	Cognizant Technology Solutions Corp. Class A	37,880	2,737
	Microchip Technology Inc.	40,560	2,636
	Hewlett Packard Enterprise Co.	100,718	2,273
*	Atlassian Corp. Ltd. Class A	12,465	2,216
	Western Digital Corp.	26,544	2,133
*	Zscaler Inc.	7,494	2,076
	HP Inc.	72,335	2,064
*	Reddit Inc. Class A	8,964	2,018
*	Astera Labs Inc.	11,003	2,005
*	PTC Inc.	9,160	1,956
*	MongoDB Inc.	6,050	1,909
*	HubSpot Inc.	3,904	1,886
*	Tyler Technologies Inc.	3,314	1,865
*	Pure Storage Inc. Class A	23,876	1,853
	Leidos Holdings Inc.	9,805	1,774
	VeriSign Inc.	6,469	1,768
	NetApp Inc.	15,594	1,759
	Jabil Inc.	8,142	1,668
	CDW Corp.	10,107	1,665
*	Pinterest Inc. Class A	45,292	1,659
*	Zoom Communications Inc.	20,134	1,639
35

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Super Micro Computer Inc. (XNGS)	39,467	1,639
*	ON Semiconductor Corp.	32,508	1,612
*	Toast Inc. Class A	34,929	1,575
*	Flex Ltd.	29,325	1,572
*	GoDaddy Inc. Class A	10,585	1,570
	Teradyne Inc.	12,365	1,462
	SS&C Technologies Holdings Inc.	16,393	1,453
*	Gartner Inc.	5,769	1,449
*	Guidewire Software Inc.	6,439	1,397
*	F5 Inc.	4,406	1,380
*	Credo Technology Group Holding Ltd.	11,128	1,369
*	Nutanix Inc. Class A	19,655	1,321
	Gen Digital Inc. (XNGS)	42,135	1,272
*	Docusign Inc.	15,501	1,188
*	Okta Inc.	12,630	1,172
*	Twilio Inc. Class A	10,951	1,157
*	Dynatrace Inc.	22,607	1,144
*	Coherent Corp.	11,769	1,065
*	Manhattan Associates Inc.	4,617	995
*	Unity Software Inc.	24,373	961
	Entegris Inc.	11,417	956
*	Fabrinet	2,742	908
	Paycom Software Inc.	3,986	905
	TD SYNNEX Corp.	6,060	897
*	Akamai Technologies Inc.	11,091	878
	Skyworks Solutions Inc.	11,696	877
*	Dayforce Inc.	11,624	811
*	CACI International Inc. Class A	1,685	808
*	IonQ Inc.	18,150	776
*	Samsara Inc. Class A	20,775	751
*	EPAM Systems Inc.	4,208	742
	Amdocs Ltd.	8,499	727
	Match Group Inc.	18,871	705
*	Lattice Semiconductor Corp.	10,533	699
	Bentley Systems Inc. Class B	12,173	677
*	Rubrik Inc. Class A	7,514	672
*	Qorvo Inc.	7,143	648
*	MACOM Technology Solutions Holdings Inc.	4,884	626
*	Commvault Systems Inc.	3,315	619
*	Procore Technologies Inc.	8,826	614
*	Rambus Inc.	8,076	596
*	Elastic NV	6,988	594
*	Maplebear Inc.	13,227	574
*	Kyndryl Holdings Inc.	17,774	565
*	Sandisk Corp.	10,461	549
*	Arrow Electronics Inc.	3,998	505
*	Varonis Systems Inc.	8,489	501
	KBR Inc.	9,854	497
*	Gitlab Inc. Class A	9,937	477
	Universal Display Corp.	3,411	473
*	Appfolio Inc. Class A	1,693	470
*	Cirrus Logic Inc.	4,034	461
*	Sanmina Corp.	3,885	457
*	Dropbox Inc. Class A	15,227	443
	Advanced Energy Industries Inc.	2,884	432
	Science Applications International Corp.	3,671	432
*	Confluent Inc. Class A	21,427	426
*	SentinelOne Inc. Class A	22,434	423
*	CCC Intelligent Solutions Holdings Inc.	41,262	408
*	Onto Innovation Inc.	3,790	402
*	Semtech Corp.	6,722	390
*	SiTime Corp.	1,613	390
*	Qualys Inc.	2,798	380
*	Q2 Holdings Inc.	4,755	374
	Avnet Inc.	6,798	371
*	UiPath Inc. Class A	33,289	370
*	Impinj Inc.	1,951	366
*	SoundHound AI Inc. Class A	28,112	366
	Pegasystems Inc.	6,533	354
*,1	Rigetti Computing Inc.	21,683	352
36

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	TTM Technologies Inc.	7,791	347
*	Box Inc. Class A	10,561	345
*	D-Wave Quantum Inc.	22,049	344
*	Parsons Corp.	4,150	332
	Dolby Laboratories Inc. Class A	4,583	329
*	Silicon Laboratories Inc.	2,377	319
*	SPS Commerce Inc.	2,875	317
*	Workiva Inc.	3,849	317
*	Novanta Inc.	2,627	306
*	Core Scientific Inc.	21,251	305
*	Allegro MicroSystems Inc.	9,600	296
*	Tenable Holdings Inc.	9,056	280
*	Zeta Global Holdings Corp. Class A	14,130	278
*	Plexus Corp.	1,978	271
*	Magnite Inc.	10,426	271
*	Insight Enterprises Inc.	2,062	268
*	GLOBALFOUNDRIES Inc.	7,957	266
*	nCino Inc.	8,216	264
*	Ambarella Inc.	2,999	247
*	ZoomInfo Technologies Inc.	22,367	244
	Clear Secure Inc. Class A	6,528	237
*	Alarm.com Holdings Inc.	3,772	221
*	Agilysys Inc.	2,012	220
*	Freshworks Inc. Class A	16,229	219
*	Globant SA	3,229	217
*	Applied Digital Corp.	13,433	215
	Amkor Technology Inc.	8,702	211
*	Cargurus Inc.	6,004	208
*	DXC Technology Co.	14,281	206
*	BlackLine Inc.	3,764	205
*	Synaptics Inc.	2,935	205
*	Axcelis Technologies Inc.	2,554	204
*	Terawulf Inc.	21,388	202
*	IAC Inc.	5,462	200
*	Informatica Inc. Class A	8,031	200
*	Diodes Inc.	3,606	196
*	Cleanspark Inc.	20,624	195
*	Intapp Inc.	4,189	193
*	RingCentral Inc. Class A	6,237	190
	Concentrix Corp.	3,543	187
*	Hut 8 Corp.	6,965	186
*	Blackbaud Inc.	2,739	183
	Power Integrations Inc.	4,060	183
*	FormFactor Inc.	6,127	179
*	DigitalOcean Holdings Inc.	5,224	170
*	Xometry Inc. Class A	3,412	169
*	AvePoint Inc.	10,181	167
*	Braze Inc. Class A	5,947	165
*	PAR Technology Corp.	3,136	161
*	Five9 Inc.	5,943	160
	Kulicke & Soffa Industries Inc.	4,193	157
*	Cipher Mining Inc.	20,528	157
*	Progress Software Corp.	3,360	156
*	DoubleVerify Holdings Inc.	9,494	154
	ePlus Inc.	2,105	152
*	NCR Voyix Corp.	11,434	151
*	Yelp Inc.	4,702	149
*	LiveRamp Holdings Inc.	5,251	147
*	C3.ai Inc. Class A	8,719	147
*	Teradata Corp.	6,926	145
	Vishay Intertechnology Inc.	9,398	145
*	IPG Photonics Corp.	1,744	143
*	Trump Media & Technology Group Corp.	8,144	143
*	NetScout Systems Inc.	5,695	142
*,1	Quantum Computing Inc.	8,839	139
*	Alkami Technology Inc.	5,284	135
	Adeia Inc.	9,006	135
*	Vertex Inc. Class A	5,110	132
*	Diebold Nixdorf Inc.	2,045	125
	CSG Systems International Inc.	1,926	124
37

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Ziff Davis Inc.	3,129	120
	Benchmark Electronics Inc.	2,934	119
*	Rogers Corp.	1,510	118
*	Life360 Inc.	1,309	118
	Sapiens International Corp. NV	2,685	115
*	Photronics Inc.	5,010	114
*,1	BigBear.ai Holdings Inc.	22,504	114
*	ACM Research Inc. Class A	3,974	112
*	Clarivate plc	25,695	112
*	NextNav Inc.	6,195	110
*	PagerDuty Inc.	6,515	109
*	Ouster Inc.	3,829	109
*	Veeco Instruments Inc.	4,392	108
*	MaxLinear Inc.	6,660	105
	A10 Networks Inc.	5,749	102
*	Appian Corp. Class A	3,319	102
*	Rapid7 Inc.	4,939	102
*	Verint Systems Inc.	4,984	102
*	Penguin Solutions Inc.	4,177	101
*	Bitdeer Technologies Group Class A	7,027	100
	CTS Corp.	2,332	99
*	SailPoint Inc.	4,784	99
*	Asana Inc. Class A	6,518	95
*	nLight Inc.	3,246	93
*	Schrodinger Inc.	4,675	91
*	Olo Inc. Class A	8,486	87
*	Ultra Clean Holdings Inc.	3,522	85
*	Innodata Inc.	2,210	84
*	ScanSource Inc.	1,857	81
*	Sprinklr Inc. Class A	9,298	80
*	Couchbase Inc.	3,136	76
*	Fastly Inc. Class A	9,920	75
*	Cohu Inc.	3,728	74
*	Yext Inc.	7,965	72
*	Amplitude Inc. Class A	5,901	67
*	indie Semiconductor Inc. Class A	14,316	65
*	Sprout Social Inc. Class A	4,058	64
*	Kimball Electronics Inc.	2,173	63
	PC Connection Inc.	954	61
*	PROS Holdings Inc.	3,837	59
*	Alpha & Omega Semiconductor Ltd.	2,023	58
*	Blend Labs Inc. Class A	16,150	58
*	Navitas Semiconductor Corp.	9,651	57
*	Daktronics Inc.	3,204	56
*	MeridianLink Inc.	2,649	53
*	Angi Inc.	2,983	53
*	PDF Solutions Inc.	2,530	52
*	Vimeo Inc.	12,084	51
	OneSpan Inc.	3,254	49
*	Groupon Inc.	1,885	49
*	N-able Inc.	6,102	49
*	Aehr Test Systems	1,923	48
*	Grindr Inc.	3,089	48
*	Rumble Inc.	6,501	47
*	Ichor Holdings Ltd.	2,654	45
	Red Violet Inc.	895	45
*	CEVA Inc.	1,992	44
	Shutterstock Inc.	2,123	44
	Climb Global Solutions Inc.	359	44
*	Consensus Cloud Solutions Inc.	1,649	44
	Hackett Group Inc.	2,010	42
*	EverQuote Inc. Class A	1,754	41
*	Serve Robotics Inc.	3,680	41
*	Domo Inc. Class B	2,728	40
*	Bumble Inc. Class A	6,419	40
	Xerox Holdings Corp.	9,743	39
*	Grid Dynamics Holdings Inc.	4,609	38
*	Aeva Technologies Inc.	2,566	38
*	Mitek Systems Inc.	3,576	36
*	Bit Digital Inc.	13,221	34
38

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Cerence Inc.	3,143	33
*	Jamf Holding Corp.	3,534	33
*	Digital Turbine Inc.	7,578	32
*	ON24 Inc.	5,618	32
	NVE Corp.	448	29
*	Commerce.com Inc.	6,133	29
*	NerdWallet Inc. Class A	2,770	29
	Ingram Micro Holding Corp.	1,438	28
*	PubMatic Inc. Class A	3,169	27
*	Weave Communications Inc.	3,484	27
*	Bandwidth Inc. Class A	1,703	26
*	Kopin Corp.	12,155	26
*	SkyWater Technology Inc.	2,182	26
*	Nextdoor Holdings Inc.	12,477	26
*	Ibotta Inc. Class A	980	26
*,1	Rezolve AI plc	6,959	26
*	Mediaalpha Inc. Class A	2,323	25
*	Telos Corp.	3,974	25
	Methode Electronics Inc.	3,159	24
*	Backblaze Inc. Class A	2,846	24
*	Unisys Corp.	5,903	23
*	VTEX Class A	5,391	22
*	SEMrush Holdings Inc. Class A	2,657	21
*,1	Neonode Inc.	889	21
*	Simulations Plus Inc.	1,423	20
*	Asure Software Inc.	2,258	19
*	Arteris Inc.	1,965	19
*	MicroVision Inc.	14,665	17
*	Rimini Street Inc.	3,927	17
*	Mercurity Fintech Holding Inc.	2,326	16
*	Definitive Healthcare Corp.	3,815	15
*	Eventbrite Inc. Class A	5,327	14
	Immersion Corp.	1,921	14
	ReposiTrak Inc.	837	14
*	Kaltura Inc.	8,750	14
*	TechTarget Inc.	2,377	14
*	Getty Images Holdings Inc.	7,282	13
*	KULR Technology Group Inc.	2,696	13
*	Aeluma Inc.	588	13
*	Tucows Inc. Class A	649	12
*	WM Technology Inc.	9,106	11
*	Digimarc Corp.	1,151	10
*	Viant Technology Inc. Class A	1,006	10
*	Expensify Inc. Class A	3,968	8
*	Airship AI Holdings Inc.	1,698	8
*	AudioEye Inc.	529	7
	Richardson Electronics Ltd.	731	7
*	Atomera Inc.	1,972	6
*	Figma Inc. Class A	81	6
*	Vivid Seats Inc. Class A	268	5
*	Whitefiber Inc.	188	3
			1,735,348
Telecommunications (2.0%)
	Cisco Systems Inc.	305,767	21,125
	AT&T Inc.	539,390	15,799
	Verizon Communications Inc.	324,640	14,359
*	Arista Networks Inc.	79,287	10,827
	Comcast Corp. Class A	284,401	9,661
	T-Mobile US Inc.	34,895	8,793
	Motorola Solutions Inc.	12,798	6,047
*	Charter Communications Inc. Class A	6,970	1,851
*	Ciena Corp.	10,886	1,023
*	Roku Inc.	9,850	951
*	Lumentum Holdings Inc.	5,297	704
*	Frontier Communications Parent Inc.	17,785	659
*	AST SpaceMobile Inc.	13,342	653
*	EchoStar Corp. Class A	10,373	641
	InterDigital Inc.	1,982	539
	Millicom International Cellular SA	7,970	385
39

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Lumen Technologies Inc.	73,034	363
	Telephone & Data Systems Inc.	7,563	303
*	Calix Inc.	4,561	271
*	Viasat Inc.	8,164	264
*	CommScope Holding Co. Inc.	15,964	256
*	Extreme Networks Inc.	10,312	220
*	Viavi Solutions Inc.	17,663	199
	Iridium Communications Inc.	7,394	184
	Ubiquiti Inc.	326	172
*	Liberty Global Ltd. Class C	12,185	146
*	Liberty Global Ltd. Class A	11,860	139
	Cogent Communications Holdings Inc.	3,503	134
*	Globalstar Inc.	3,751	112
*	Applied Optoelectronics Inc.	4,167	101
*	Digi International Inc.	2,878	100
*	fuboTV Inc.	26,425	93
*	Liberty Latin America Ltd. Class C	10,634	88
*	Harmonic Inc.	8,881	85
	Cable One Inc.	460	74
	IDT Corp. Class B	1,131	72
	Uniti Group Inc.	10,875	69
*	ADTRAN Holdings Inc.	6,549	61
*	GCI Liberty Inc. Class C	1,627	60
*	Gogo Inc.	5,113	56
*	NETGEAR Inc.	2,068	56
*	Altice USA Inc. Class A	22,623	53
	Shenandoah Telecommunications Co.	3,870	51
*	Powerfleet Inc. NJ	8,083	38
	Spok Holdings Inc.	1,795	33
*	Clearfield Inc.	861	28
*	Ribbon Communications Inc.	6,111	25
*	8x8 Inc.	11,443	23
*	Ooma Inc.	1,790	23
*	Anterix Inc.	881	21
*	Xperi Inc.	3,264	20
*	WideOpenWest Inc.	3,435	17
*	Aviat Networks Inc.	681	16
*	BK Technologies Corp.	199	14
*	GCI Liberty Inc. Class A	346	13
	ATN International Inc.	729	12
*,2	GCI Liberty Inc.	5,064	—
			98,082
Utilities (2.6%)
	NextEra Energy Inc.	158,511	11,421
	Southern Co.	84,722	7,820
	Constellation Energy Corp.	24,074	7,414
	Duke Energy Corp.	59,846	7,331
	Waste Management Inc.	28,409	6,432
	Vistra Corp.	26,006	4,918
	American Electric Power Co. Inc.	41,152	4,569
	Sempra	50,068	4,134
	Dominion Energy Inc.	65,594	3,929
	Republic Services Inc.	15,566	3,642
	Exelon Corp.	77,817	3,399
	Xcel Energy Inc.	44,424	3,216
	Public Service Enterprise Group Inc.	38,329	3,156
	Entergy Corp.	33,157	2,921
	Consolidated Edison Inc.	27,766	2,727
	WEC Energy Group Inc.	24,524	2,612
	PG&E Corp.	168,223	2,570
	NRG Energy Inc.	15,229	2,217
	DTE Energy Co.	15,868	2,168
	American Water Works Co. Inc.	15,018	2,155
	PPL Corp.	56,741	2,069
	Ameren Corp.	20,720	2,067
	Atmos Energy Corp.	12,212	2,029
	CenterPoint Energy Inc.	50,089	1,889
	FirstEnergy Corp.	42,214	1,841
	Eversource Energy	28,209	1,807
40

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Edison International	29,196	1,639
	CMS Energy Corp.	22,869	1,637
	NiSource Inc.	35,869	1,516
*	Talen Energy Corp.	3,485	1,321
	Alliant Energy Corp.	19,639	1,278
	Evergy Inc.	17,525	1,249
*	Clean Harbors Inc.	3,861	935
	Essential Utilities Inc.	21,131	835
	Pinnacle West Capital Corp.	9,141	817
	AES Corp.	54,950	744
	OGE Energy Corp.	15,433	689
	National Fuel Gas Co.	6,893	598
*	Oklo Inc.	7,874	580
	UGI Corp.	16,303	565
	IDACORP Inc.	4,163	521
*	Casella Waste Systems Inc. Class A	4,783	471
	Ormat Technologies Inc. (XNYS)	4,561	419
	TXNM Energy Inc.	7,045	399
	Southwest Gas Holdings Inc.	4,884	390
	New Jersey Resources Corp.	7,804	369
	Portland General Electric Co.	8,582	367
	Brookfield Infrastructure Corp. Class A (XTSE)	8,915	359
	ONE Gas Inc.	4,606	352
	Brookfield Renewable Corp. (XTSE)	10,451	352
	Spire Inc.	4,461	342
*,1	NuScale Power Corp.	9,711	337
	Black Hills Corp.	5,499	329
	Northwestern Energy Group Inc.	4,875	280
	ALLETE Inc.	4,318	277
*	Sunrun Inc.	16,304	260
	MDU Resources Group Inc.	15,079	246
	Avista Corp.	6,305	230
	MGE Energy Inc.	2,645	225
	American States Water Co.	2,988	223
	California Water Service Group	4,673	219
	Chesapeake Utilities Corp.	1,762	218
	Clearway Energy Inc. Class A	7,712	217
*	Hawaiian Electric Industries Inc.	12,857	167
	Northwest Natural Holding Co.	3,099	129
	H2O America	2,428	122
*	Enviri Corp.	7,093	80
	Middlesex Water Co.	1,401	75
	Unitil Corp.	1,347	63
*,1	NANO Nuclear Energy Inc.	1,907	62
	Aris Water Solutions Inc. Class A	2,344	57
	Clearway Energy Inc. Class C	1,681	50
	Consolidated Water Co. Ltd.	1,422	47
	York Water Co.	1,148	36
	Excelerate Energy Inc. Class A	1,447	35
	RGC Resources Inc.	1,319	29
	Genie Energy Ltd. Class B	1,165	18
*	Pure Cycle Corp.	1,650	17
*	Arq Inc.	1,882	15
*	Cadiz Inc.	2,631	9
*	Net Power Inc.	1,534	4
			123,273
Total Common Stocks (Cost $3,024,065)			4,789,790
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029 (Cost $—)	120	—
41

Russell 3000 Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund, 4.362% (Cost $11,395)	113,959	11,395
Total Investments (99.9%) (Cost $3,035,460)			4,801,185
Other Assets and Liabilities—Net (0.1%)			3,477
Net Assets (100%)			4,804,662
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,702.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,902 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	17	2,014	62
E-mini S&P 500 Index	September 2025	39	12,622	94
				156

See accompanying Notes, which are an integral part of the Financial Statements.
42

Russell 3000 Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,024,065)	4,789,790
Affiliated Issuers (Cost $11,395)	11,395
Total Investments in Securities	4,801,185
Investment in Vanguard	121
Cash	305
Cash Collateral Pledged—Futures Contracts	970
Receivables for Investment Securities Sold	5
Receivables for Accrued Income	4,570
Receivables for Capital Shares Issued	16
Total Assets	4,807,172
Liabilities
Payables for Investment Securities Purchased	358
Collateral for Securities on Loan	1,902
Payables for Capital Shares Redeemed	6
Payables to Vanguard	146
Variation Margin Payable—Futures Contracts	98
Total Liabilities	2,510
Net Assets	4,804,662
1 Includes $1,702 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	3,235,649
Total Distributable Earnings (Loss)	1,569,013
Net Assets	4,804,662

ETF Shares—Net Assets
Applicable to 12,401,484 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,537,986
Net Asset Value Per Share—ETF Shares	$285.29

Institutional Shares—Net Assets
Applicable to 2,293,722 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,266,676
Net Asset Value Per Share—Institutional Shares	$552.24

See accompanying Notes, which are an integral part of the Financial Statements.
43

Russell 3000 Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	56,953
Interest[2]	319
Securities Lending—Net	138
Total Income	57,410
Expenses
The Vanguard Group—Note B
Investment Advisory Services	89
Management and Administrative—ETF Shares	2,157
Management and Administrative—Institutional Shares	847
Marketing and Distribution—ETF Shares	125
Marketing and Distribution—Institutional Shares	40
Custodian Fees	84
Auditing Fees	26
Shareholders’ Reports and Proxy Fees—ETF Shares	117
Shareholders’ Reports and Proxy Fees—Institutional Shares	4
Trustees’ Fees and Expenses	3
Other Expenses	31
Total Expenses	3,523
Net Investment Income	53,887
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	156,677
Futures Contracts	1,212
Realized Net Gain (Loss)	157,889
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	408,326
Futures Contracts	(131)
Change in Unrealized Appreciation (Depreciation)	408,195
Net Increase (Decrease) in Net Assets Resulting from Operations	619,971
1	Dividends are net of foreign withholding taxes of $15.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $292, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $191,951 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
44

Russell 3000 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,887	44,616
Realized Net Gain (Loss)	157,889	50,782
Change in Unrealized Appreciation (Depreciation)	408,195	691,454
Net Increase (Decrease) in Net Assets Resulting from Operations	619,971	786,852
Distributions
ETF Shares	(38,077)	(29,309)
Institutional Shares	(15,800)	(16,520)
Total Distributions	(53,877)	(45,829)
Capital Share Transactions
ETF Shares	567,235	291,498
Institutional Shares	(275,541)	50,983
Net Increase (Decrease) from Capital Share Transactions	291,694	342,481
Total Increase (Decrease)	857,788	1,083,504
Net Assets
Beginning of Period	3,946,874	2,863,370
End of Period	4,804,662	3,946,874

See accompanying Notes, which are an integral part of the Financial Statements.
45

Russell 3000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$249.54	$200.77	$177.97	$208.13	$158.71
Investment Operations
Net Investment Income[1]	3.182	2.957	2.897	2.662	2.385
Net Realized and Unrealized Gain (Loss) on Investments	35.753	48.893	22.832	(30.247)	49.386
Total from Investment Operations	38.935	51.850	25.729	(27.585)	51.771
Distributions
Dividends from Net Investment Income	(3.185)	(3.080)	(2.929)	(2.575)	(2.351)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.185)	(3.080)	(2.929)	(2.575)	(2.351)
Net Asset Value, End of Period	$285.29	$249.54	$200.77	$177.97	$208.13
Total Return	15.74%	26.06%	14.68%	-13.36%	32.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,538	$2,577	$1,802	$1,219	$1,124
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.34%	1.58%	1.36%	1.31%
Portfolio Turnover Rate[3]	4%	9%	11%	8%	10%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
46

Russell 3000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$483.05	$388.63	$344.48	$402.86	$307.19
Investment Operations
Net Investment Income[1]	6.198	5.823	5.690	5.323	4.689
Net Realized and Unrealized Gain (Loss) on Investments	69.206	94.639	44.177	(58.648)	95.580
Total from Investment Operations	75.404	100.462	49.867	(53.325)	100.269
Distributions
Dividends from Net Investment Income	(6.214)	(6.042)	(5.717)	(5.055)	(4.599)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.214)	(6.042)	(5.717)	(5.055)	(4.599)
Net Asset Value, End of Period	$552.24	$483.05	$388.63	$344.48	$402.86
Total Return	15.75%	26.09%	14.70%	-13.34%	32.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,267	$1,370	$1,061	$1,445	$1,154
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.37%	1.62%	1.40%	1.34%
Portfolio Turnover Rate[3]	4%	9%	11%	8%	10%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
47

Russell 3000 Index Fund
Notes to Financial Statements
Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
48

Russell 3000 Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $121,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,789,784	—	6	4,789,790
Warrants	—	—	—	—
Temporary Cash Investments	11,395	—	—	11,395
Total	4,801,179	—	6	4,801,185
Derivative Financial Instruments
Assets
Futures Contracts[1]	156	—	—	156
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	191,990
Total Distributable Earnings (Loss)	(191,990)
49

Russell 3000 Index Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	9,092
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,754,646
Capital Loss Carryforwards	(194,725)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,569,013
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	53,877	45,829
Long-Term Capital Gains	—	—
Total	53,877	45,829
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,046,539
Gross Unrealized Appreciation	1,914,107
Gross Unrealized Depreciation	(159,461)
Net Unrealized Appreciation (Depreciation)	1,754,646
E.	During the year ended August 31, 2025, the fund purchased $191,692,000 of investment securities and sold $397,571,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $829,560,000 and $327,682,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $53,096,000 and sales were $28,819,000, resulting in net realized loss of $2,641,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	895,030	3,451	394,633	1,850
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(327,795)	(1,375)	(103,135)	(500)
Net Increase (Decrease)—ETF Shares	567,235	2,076	291,498	1,350
Institutional Shares
Issued	73,252	148	292,345	678
Issued in Lieu of Cash Distributions	14,152	28	14,636	35
Redeemed	(362,945)	(719)	(255,998)	(607)
Net Increase (Decrease)—Institutional Shares	(275,541)	(543)	50,983	106
50

Russell 3000 Index Fund
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
51

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Russell 3000 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Russell 3000 Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
52

Tax information (unaudited)
For corporate shareholders, 93.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $48,076,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $160,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $1,633,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Q18540 102025
53

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2025

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 22, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.